UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-58433

Marshall Funds, Inc., d/b/a BMO Funds

(Exact name of registrant as specified in charter)

111 East Kilbourn Avenue

Milwaukee, WI 53202

(Address of principal executive offices)(zip code)

John M. Blaser

BMO Asset Management Corp.

111 East Kilbourn Avenue

Milwaukee, WI 53202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 236-3863

Date of fiscal year end: August 31

Date of reporting period: May 31, 2012

Item 1. Schedule of Investments

Marshall Funds, Inc., d/b/a BMO Funds

Schedule of Investments

May 31, 2012 (Unaudited)

Large-Cap Value Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2012

(Unaudited)

Description	Shares	Value
Common Stocks - 97.0%

Consumer Discretionary - 11.4%

Automotive Retail - 1.5%
Advance Auto Parts, Inc.	29,130	$2,124,742
Broadcasting - 1.8%
CBS Corp., Class B	77,530	2,474,758
Cable & Satellite - 2.8%
DISH Network Corp., Class A	43,140	1,209,646
Time Warner Cable, Inc.	36,785	2,773,589

		3,983,235
Computer & Electronics Retail - 0.2%
GameStop Corp., Class A (1)	18,000	345,240
Department Stores - 3.1%
Dillard’s, Inc., Class A	17,000	1,143,080
Macy’s, Inc.	83,625	3,181,931

		4,325,011
General Merchandise Stores - 0.9%
Big Lots, Inc. (1) (2)	33,200	1,220,100
Homefurnishing Retail - 0.7%
Bed Bath & Beyond, Inc. (1) (2)	14,100	1,018,725
Movies & Entertainment - 0.4%
Viacom, Inc., Class B	12,100	577,533

Total Consumer Discretionary		16,069,344

Consumer Staples - 6.9%

Drug Retail - 1.3%
CVS Caremark Corp. (1)	41,300	1,856,022
Food Retail - 1.7%
Kroger Co. (1)	105,520	2,322,495
Household Products - 0.4%
Procter & Gamble Co. (1)	9,300	579,297
Hypermarkets & Super Centers - 1.6%
Wal-Mart Stores, Inc. (1)	34,275	2,255,981
Packaged Foods & Meats - 1.9%
Tyson Foods, Inc., Class A	138,560	2,683,907

Total Consumer Staples		9,697,702

Energy - 12.7%

Integrated Oil & Gas - 9.2%
Chevron Corp. (1)	66,100	6,498,291
ConocoPhillips (1)	61,595	3,212,795
Exxon Mobil Corp. (1)	40,700	3,200,241

		12,911,327
Oil & Gas-Refining & Marketing - 3.5%
Phillips 66 (1) (2)	30,797	924,834
Tesoro Corp. (1) (2)	91,200	2,017,344
Valero Energy Corp.	96,400	2,034,040

		4,976,218

Total Energy		17,887,545

Financials - 23.1%

Asset Management & Custody Banks - 1.7%
Ameriprise Financial, Inc.	50,325	2,411,574
Consumer Finance - 2.2%
Discover Financial Services	92,785	3,072,112
Diversified Banks - 5.5%
U.S. Bancorp	63,420	1,972,996
Wells Fargo & Co. (1)	180,805	5,794,801

		7,767,797
Multi-line Insurance - 3.5%
American Financial Group, Inc.	71,490	2,780,246
Assurant, Inc.	66,190	2,209,422

		4,989,668
Other Diversified Financial Services - 2.5%
Bank of America Corp.	158,600	1,165,710
JPMorgan Chase & Co.	71,980	2,386,137

		3,551,847
Property & Casualty Insurance - 3.0%
ACE, Ltd.	14,415	1,042,637
Travelers Cos., Inc.	50,000	3,124,500

		4,167,137
Regional Banks - 1.8%
PNC Financial Services Group, Inc. (1)	40,665	2,497,644
Reinsurance - 1.6%
Reinsurance Group of America, Inc.	46,190	2,317,352
Retail REIT’s - 0.5%
Simon Property Group, Inc., REIT	5,200	767,104
Specialized Finance - 0.4%
Moody’s Corp. (1)	13,700	501,283
Specialized REIT’s - 0.4%
Senior Housing Properties Trust, REIT	28,800	594,720

Total Financials		32,638,238

Healthcare - 16.8%

Biotechnology - 3.3%
Amgen, Inc. (1)	51,090	3,551,777
Gilead Sciences, Inc. (1) (2)	22,100	1,103,895

		4,655,672
Managed Healthcare - 5.1%
Aetna, Inc.	27,200	1,112,208
Humana, Inc.	30,300	2,314,617
UnitedHealth Group, Inc. (1)	67,570	3,768,379

		7,195,204
Pharmaceuticals - 8.4%
Eli Lilly & Co. (1)	71,595	2,931,815
Forest Laboratories, Inc. (2)	77,515	2,713,025
Pfizer, Inc. (1)	284,550	6,223,108

		11,867,948

Total Healthcare		23,718,824

Industrials - 5.7%

Aerospace & Defense - 2.5%
Lockheed Martin Corp.	29,800	2,467,440
Raytheon Co. (1)	20,700	1,041,624

		3,509,064
Construction & Farm Machinery & Heavy Trucks - 1.6%
AGCO Corp. (2)	47,000	1,889,870
Cummins, Inc.	4,300	416,885

		2,306,755

Industrial Conglomerates - 1.6%
General Electric Co. (1)	118,780	2,267,510

Total Industrials		8,083,329

Information Technology - 11.9%

Communications Equipment - 2.9%
Cisco Systems, Inc.	255,430	4,171,172
Computer Hardware - 2.1%
Apple, Inc. (2)	2,700	1,559,871
Dell, Inc. (2)	110,900	1,367,397

		2,927,268
Computer Storage & Peripherals - 1.6%
Western Digital Corp. (1) (2)	72,570	2,277,972
Data Processing & Outsourced Services - 0.4%
Alliance Data Systems Corp. (1) (2)	4,100	516,600
Semiconductor Equipment - 2.3%
ASML Holding NV (1)	33,200	1,520,892
Novellus Systems, Inc. (2)	41,400	1,731,762

		3,252,654
Semiconductors - 1.4%
Intel Corp. (1)	74,670	1,929,473
Systems Software - 0.5%
Microsoft Corp.	24,100	703,479
Technology Distributors - 0.7%
Avnet, Inc. (2)	35,100	1,070,199

Total Information Technology		16,848,817

Materials - 2.8%

Fertilizers & Agricultural Chemicals - 1.8%
CF Industries Holdings, Inc.	15,380	2,629,365
Paper Products - 1.0%
Domtar Corp.	17,590	1,391,545

Total Materials		4,020,910

Telecommunication Services - 1.6%

Integrated Telecommunication Services - 1.6%
AT&T, Inc. (1)	34,055	1,163,659
Verizon Communications, Inc. (1)	27,800	1,157,592

Total Telecommunication Services		2,321,251

Utilities - 4.1%

Electric Utilities - 1.7%
Portland General Electric Co.	93,100	2,341,465
Independent Power Producers & Energy Traders - 1.9%
AES Corp. (1) (2)	225,830	2,730,285
Multi-Utilities - 0.5%
CMS Energy Corp.	33,400	778,220

Total Utilities		5,849,970

Total Common Stocks (identified cost $128,384,498)		137,135,930

Short-Term Investments - 38.7%

Collateral Pool Investment for Securities on Loan - 35.8%
(See Note 2 of the Schedule of Investments)		50,570,307

Mutual Funds - 2.9%
BMO Prime Money Market Fund, Class I, 0.229% (11)	4,156,212	4,156,212

Total Short-Term Investments (identified cost $54,726,519)	54,726,519

Total Investments - 135.7% (identified cost $183,111,017)	191,862,449
Other Assets and Liabilities - (35.7)%	(50,512,356)

Total Net Assets - 100.0%	$141,350,093

Dividend Income Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2012

(Unaudited)

Description	Shares	Value
Common Stocks - 97.7%

Consumer Discretionary - 10.4%

Apparel Retail - 0.7%
Limited Brands, Inc.	9,040	$401,014
Apparel, Accessories & Luxury Goods - 0.6%
VF Corp.	2,425	342,022
Cable & Satellite - 3.0%
Comcast Corp., Class A (1)	26,875	776,956
Time Warner Cable, Inc.	12,510	943,254

		1,720,210
Department Stores - 0.8%
Macy’s, Inc.	12,910	491,226
Distributors - 1.0%
Genuine Parts Co.	8,750	551,250
Home Furnishings - 0.8%
Leggett & Platt, Inc.	22,610	470,062
Home Improvement Retail - 1.1%
Home Depot, Inc.	12,380	610,829
Leisure Products - 1.3%
Mattel, Inc.	24,865	774,048
Specialty Stores - 1.1%
Staples, Inc. (1)	49,880	655,423

Total Consumer Discretionary		6,016,084

Consumer Staples - 13.4%

Agricultural Products - 0.8%
Archer-Daniels-Midland Co.	14,255	454,449
Household Products - 1.5%
Kimberly-Clark Corp.	11,425	906,574
Hypermarkets & Super Centers - 0.7%
Wal-Mart Stores, Inc. (1)	6,340	417,299
Packaged Foods & Meats - 2.8%
ConAgra Foods, Inc.	28,065	705,835
H.J. Heinz Co. (1)	8,970	476,128
Kraft Foods, Inc., Class A	11,535	441,444

		1,623,407
Soft Drinks - 1.1%
Coca-Cola Co.	4,675	349,363
PepsiCo, Inc.	4,275	290,059

		639,422
Tobacco - 6.5%
Altria Group, Inc.	42,340	1,362,924
Lorillard, Inc.	6,785	838,626
Philip Morris International, Inc.	18,425	1,557,097

		3,758,647

Total Consumer Staples		7,799,798

Energy - 11.7%

Integrated Oil & Gas - 5.5%
Chevron Corp. (1)	14,390	1,414,681

ConocoPhillips (1)	23,300	1,215,328
Occidental Petroleum Corp.	6,705	531,505

		3,161,514
Oil & Gas-Exploration & Production - 1.4%
Marathon Oil Corp.	32,105	799,736
Oil & Gas-Refining & Marketing - 0.7%
Marathon Petroleum Corp.	11,560	416,969
Oil & Gas-Storage & Transportation - 4.1%
Spectra Energy Corp. (1)	42,970	1,233,669
Williams Cos., Inc.	38,180	1,165,635

		2,399,304

Total Energy		6,777,523

Financials - 12.8%

Asset Management & Custody Banks - 0.8%
BlackRock, Inc.	2,660	454,328
Consumer Finance - 2.0%
Discover Financial Services	13,045	431,920
SLM Corp.	51,900	725,043

		1,156,963
Diversified Banks - 2.3%
U.S. Bancorp (1)	24,115	750,217
Wells Fargo & Co.	17,595	563,920

		1,314,137
Insurance Brokers - 1.2%
Marsh & McLennan Cos., Inc.	22,575	721,949
Life & Health Insurance - 0.8%
Prudential Financial, Inc.	9,625	447,081
Other Diversified Financial Services - 1.0%
JPMorgan Chase & Co.	17,890	593,054
Property & Casualty Insurance - 1.9%
ACE, Ltd. (1)	8,220	594,553
Chubb Corp. (1)	6,605	476,022

		1,070,575
Retail REIT’s - 0.9%
Simon Property Group, Inc., REIT	3,650	538,448
Specialized Finance - 0.7%
NYSE Euronext	17,665	429,436
Specialized REIT’s - 1.2%
Public Storage	5,090	679,362

Total Financials		7,405,333

Healthcare - 13.3%

Healthcare Distributors - 1.5%
Cardinal Health, Inc.	20,755	858,842
Healthcare Equipment - 1.3%
Baxter International, Inc.	5,890	298,152
Medtronic, Inc.	12,280	452,395

		750,547
Managed Healthcare - 1.0%
UnitedHealth Group, Inc.	10,610	591,719
Pharmaceuticals - 9.5%
Bristol-Myers Squibb Co. (1)	35,395	1,180,069
Eli Lilly & Co. (1)	20,635	845,003
Johnson & Johnson (1)	15,785	985,458
Merck & Co., Inc.	33,405	1,255,360

Pfizer, Inc. (1)	57,185	1,250,636

		5,516,526

Total Healthcare		7,717,634

Industrials - 10.2%

Aerospace & Defense - 2.4%
General Dynamics Corp. (1)	3,750	240,037
Honeywell International, Inc.	7,360	409,658
Lockheed Martin Corp.	8,730	722,844

		1,372,539
Air Freight & Logistics - 1.2%
United Parcel Service, Inc., Class B (1)	9,230	691,696
Environmental & Facilities Services - 1.0%
Waste Management, Inc.	18,780	609,223
Industrial Conglomerates - 2.9%
General Electric Co. (1)	87,855	1,677,152
Industrial Machinery - 1.1%
Eaton Corp. (1)	15,090	643,739
Office Services & Supplies - 0.6%
Pitney Bowes, Inc. (1)	26,295	358,664
Railroads - 1.0%
Norfolk Southern Corp.	8,630	565,438

Total Industrials		5,918,451

Information Technology - 6.3%

Communications Equipment - 0.4%
Cisco Systems, Inc.	14,385	234,907
Data Processing & Outsourced Services - 0.7%
Western Union Co.	24,205	396,962
Semiconductor Equipment - 1.2%
Kla-Tencor Corp.	15,415	706,469
Semiconductors - 3.1%
Intel Corp. (1)	47,970	1,239,545
Microchip Technology, Inc. (1)	17,640	547,193

		1,786,738
Systems Software - 0.9%
Microsoft Corp.	19,075	556,799

Total Information Technology		3,681,875

Materials - 4.4%

Diversified Chemicals - 3.6%
E.I. du Pont de Nemours & Co. (1)	15,610	753,339
Eastman Chemical Co.	15,745	733,087
PPG Industries, Inc.	5,680	587,539

		2,073,965
Diversified Metals & Mining - 0.8%
Freeport-McMoRan Copper & Gold, Inc.	14,465	463,459

Total Materials		2,537,424

Telecommunication Services - 6.7%

Integrated Telecommunication Services - 6.7%
AT&T, Inc. (1)	55,300	1,889,601
CenturyLink, Inc. (1)	29,080	1,140,518
Verizon Communications, Inc. (1)	19,930	829,885

Total Telecommunication Services		3,860,004

Utilities - 8.5%

Electric Utilities - 4.3%
American Electric Power Co., Inc. (1)	15,385	592,477

FirstEnergy Corp. (1)	12,770	597,508
Pepco Holdings, Inc.	36,305	691,973
PPL Corp.	21,815	597,077

		2,479,035
Gas Utilities - 0.5%
ONEOK, Inc.	3,795	314,947
Multi-Utilities - 3.7%
CenterPoint Energy, Inc.	29,810	603,056
CMS Energy Corp. (1)	38,790	903,807
DTE Energy Co.	11,235	638,485

		2,145,348

Total Utilities		4,939,330

Total Common Stocks (identified cost $56,552,760)		56,653,456

Short-Term Investments - 40.0%

Collateral Pool Investment for Securities on Loan - 37.0%
(See Note 2 of the Schedule of Investments)		21,469,207

Mutual Funds - 3.0%
BMO Prime Money Market Fund, Class I, 0.229% (11)	1,742,084	1,742,084

Total Short-Term Investments (identified cost $23,211,291)		23,211,291

Total Investments - 137.7% (identified cost $79,764,051)		79,864,747
Other Assets and Liabilities - (37.7)%		(21,860,746)

Total Net Assets - 100.0%		$58,004,001

Large-Cap Growth Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2012

(Unaudited)

Description	Shares	Value
Common Stocks - 99.2%

Consumer Discretionary - 12.9%

Apparel Retail - 2.8%
Ascena Retail Group, Inc. (1) (2)	132,550	$2,509,171
TJX Cos., Inc.	45,650	1,938,299

		4,447,470
Automotive Retail - 1.3%
O’Reilly Automotive, Inc. (1) (2)	22,000	2,107,380
Cable & Satellite - 4.4%
Comcast Corp., Class A (1)	92,260	2,667,237
DISH Network Corp., Class A	50,550	1,417,422
Time Warner Cable, Inc.	38,540	2,905,916

		6,990,575
Consumer Electronics - 1.7%
Garmin, Ltd. (1)	60,710	2,608,102
Department Stores - 0.7%
Macy’s, Inc.	29,450	1,120,572
Internet Retail - 1.0%
Priceline.com, Inc. (1) (2)	2,500	1,563,725
Restaurants - 0.6%
McDonald’s Corp.	11,050	987,207
Specialty Stores - 0.4%
Sally Beauty Holdings, Inc. (2)	20,750	548,423

Total Consumer Discretionary		20,373,454

Consumer Staples - 9.4%

Distillers & Vintners - 1.1%
Diageo PLC, ADR	17,950	1,711,353
Household Products - 1.4%
Church & Dwight Co., Inc. (1)	40,850	2,174,854
Hypermarkets & Super Centers - 0.6%
Costco Wholesale Corp.	11,100	958,929
Soft Drinks - 2.6%
Coca-Cola Co.	30,560	2,283,749
Monster Beverage Corp. (1) (2)	25,520	1,852,752

		4,136,501
Tobacco - 3.7%
Philip Morris International, Inc.	69,020	5,832,880

Total Consumer Staples		14,814,517

Energy - 6.7%

Integrated Oil & Gas - 4.3%
ConocoPhillips (1)	12,650	659,824
Exxon Mobil Corp. (1)	77,020	6,056,083

		6,715,907
Oil & Gas-Equipment & Services - 2.4%
Core Laboratories (1)	8,000	1,023,200
Helix Energy Solutions Group, Inc. (1) (2)	30,850	528,460
National Oilwell Varco, Inc.	34,200	2,282,850

		3,834,510

Total Energy		10,550,417

Financials - 7.3%

Asset Management & Custody Banks - 1.3%
Affiliated Managers Group, Inc. (1) (2)	19,860	2,046,970
Consumer Finance - 1.5%
Discover Financial Services	69,500	2,301,145
Life & Health Insurance - 1.4%
Aflac, Inc.	57,050	2,286,564
Office REIT’s - 1.0%
Digital Realty Trust, Inc.	22,600	1,599,402
Specialized Finance - 0.7%
IntercontinentalExchange, Inc. (1) (2)	8,450	1,034,703
Specialized REIT’s - 1.4%
American Tower Corp., Class A	34,880	2,263,014

Total Financials		11,531,798

Healthcare - 12.0%

Biotechnology - 5.3%
Alexion Pharmaceuticals, Inc. (1) (2)	6,050	547,949
Amgen, Inc.	28,410	1,975,063
Biogen Idec, Inc. (1) (2)	18,840	2,463,330
Celgene Corp. (1) (2)	20,950	1,429,837
Gilead Sciences, Inc. (1) (2)	39,960	1,996,002

		8,412,181
Healthcare Equipment - 2.0%
Intuitive Surgical, Inc. (1) (2)	5,990	3,133,369
Managed Healthcare - 1.9%
Humana, Inc.	39,220	2,996,016
Pharmaceuticals - 2.8%
Abbott Laboratories (1)	21,700	1,340,843
Forest Laboratories, Inc. (2)	46,950	1,643,250
Merck & Co., Inc.	36,600	1,375,428

		4,359,521

Total Healthcare		18,901,087

Industrials - 10.5%

Aerospace & Defense - 1.3%
TransDigm Group, Inc. (2)	17,160	2,110,680
Construction & Farm Machinery & Heavy Trucks - 1.9%
Cummins, Inc.	4,800	465,360
Wabtec Corp.	34,450	2,501,414

		2,966,774
Electrical Components & Equipment - 2.0%
Roper Industries, Inc. (1)	30,540	3,091,259
Industrial Conglomerates - 1.8%
General Electric Co.	147,590	2,817,493
Research & Consulting Services - 2.9%
Equifax, Inc.	50,980	2,302,767
IHS, Inc., Class A (2)	9,050	895,859
Verisk Analytics, Inc., Class A (1) (2)	28,500	1,365,150

		4,563,776
Trading Companies & Distributors - 0.6%
W.W. Grainger, Inc. (1)	4,650	900,473

Total Industrials		16,450,455

Information Technology - 32.0%

Application Software - 1.1%
Intuit, Inc. (1)	15,750	885,622

Synopsys, Inc. (1) (2)	28,550	843,653

		1,729,275
Communications Equipment - 4.2%
Cisco Systems, Inc.	111,280	1,817,202
F5 Networks, Inc. (1) (2)	22,680	2,346,927
QUALCOMM, Inc.	43,620	2,499,862

		6,663,991
Computer Hardware - 5.7%
Apple, Inc. (2)	15,620	9,024,143
Computer Storage & Peripherals - 0.2%
EMC Corp. (1) (2)	14,900	355,365
Consulting & Other Services - 0.7%
Cognizant Technology Solutions Corp., Class A (2)	19,500	1,135,875
Data Processing & Outsourced Services - 4.0%
Alliance Data Systems Corp. (1) (2)	23,920	3,013,920
Visa, Inc., Class A (1)	27,930	3,217,536

		6,231,456
Internet Software & Services - 5.5%
Google, Inc., Class A (1) (2)	10,280	5,971,241
IAC/InterActiveCorp (1)	60,560	2,720,355

		8,691,596
Semiconductor Equipment - 2.4%
ASML Holding NV (1)	26,550	1,216,255
Kla-Tencor Corp.	56,660	2,596,728

		3,812,983
Semiconductors - 1.4%
Intel Corp. (1)	81,930	2,117,071
Systems Software - 6.8%
Check Point Software Technologies, Ltd. (1) (2)	42,430	2,174,113
Microsoft Corp.	140,170	4,091,563
Oracle Corp.	123,030	3,256,604
Red Hat, Inc. (2)	21,600	1,109,808

		10,632,088

Total Information Technology		50,393,843

Materials - 4.4%

Diversified Metals & Mining - 1.2%
BHP Billiton, Ltd., ADR (1)	30,780	1,893,893
Fertilizers & Agricultural Chemicals - 2.7%
CF Industries Holdings, Inc.	18,440	3,152,502
Monsanto Co.	14,200	1,096,240

		4,248,742
Specialty Chemicals - 0.5%
Valspar Corp.	14,950	720,740

Total Materials		6,863,375

Telecommunication Services - 4.0%

Alternative Carriers - 0.5%
tw telecom, inc. (2)	35,550	824,405
Integrated Telecommunication Services - 2.2%
Verizon Communications, Inc. (1)	81,250	3,383,250
Wireless Telecommunication Services - 1.3%
SBA Communications Corp. (1) (2)	39,820	2,068,649

Total Telecommunication Services		6,276,304

Total Common Stocks (identified cost $148,457,401)		156,155,250

Short-Term Investments - 39.9%

Collateral Pool Investment for Securities on Loan - 38.7%
(See Note 2 of the Schedule of Investments)		60,821,356

Mutual Funds - 1.2%
BMO Prime Money Market Fund, Class I, 0.229% (11)	1,958,030	1,958,030

Total Short-Term Investments (identified cost $62,779,386)		62,779,386

Total Investments - 139.1% (identified cost $211,236,787)		218,934,636
Other Assets and Liabilities - (39.1)%		(61,522,147)

Total Net Assets - 100.0%		$157,412,489

Large-Cap Focus Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2012

(Unaudited)

Description	Shares	Value
Common Stocks - 86.3%

Consumer Discretionary - 11.3%

Apparel Retail - 2.0%
TJX Cos., Inc.	23,400	$993,564
Apparel, Accessories & Luxury Goods - 1.1%
Coach, Inc.	8,100	546,345
Auto Parts & Equipment - 1.2%
Visteon Corp. (2)	14,600	584,000
Automobile Manufacturers - 1.2%
Ford Motor Co. (1)	58,000	612,480
Home Improvement Retail - 2.3%
Home Depot, Inc.	23,300	1,149,622
Homefurnishing Retail - 2.0%
Bed Bath & Beyond, Inc. (1) (2)	13,500	975,375
Housewares & Specialties - 1.5%
Newell Rubbermaid, Inc.	39,500	726,800

Total Consumer Discretionary		5,588,186

Consumer Staples - 6.5%

Drug Retail - 2.3%
CVS Caremark Corp. (1)	25,800	1,159,452
Packaged Foods & Meats - 1.8%
Kraft Foods, Inc., Class A	22,700	868,729
Soft Drinks - 2.4%
Coca-Cola Co.	16,100	1,203,153

Total Consumer Staples		3,231,334

Energy - 10.9%

Integrated Oil & Gas - 4.4%
Chevron Corp. (1)	12,700	1,248,537
Hess Corp.	7,700	336,490
Occidental Petroleum Corp.	7,300	578,671

		2,163,698

Oil & Gas-Equipment & Services - 4.8%
McDermott International, Inc. (2)	60,300	612,045
National Oilwell Varco, Inc.	12,300	821,025
Schlumberger, Ltd.	15,100	955,075

		2,388,145

Oil & Gas-Exploration & Production - 1.7%
Anadarko Petroleum Corp.	6,800	414,800
Marathon Oil Corp.	16,800	418,488

		833,288

Total Energy		5,385,131

Financials - 6.3%

Life & Health Insurance - 1.5%
MetLife, Inc.	25,600	747,776

Other Diversified Financial Services - 3.3%
Citigroup, Inc.	30,400	805,904
JPMorgan Chase & Co.	23,900	792,285

		1,598,189

Property & Casualty Insurance - 1.5%
ACE, Ltd.	10,300	744,999

Total Financials		3,090,964

Healthcare - 5.5%

Biotechnology - 2.2%
Celgene Corp. (1) (2)	7,000	477,750
Gilead Sciences, Inc. (1) (2)	12,500	624,375

		1,102,125
Healthcare Distributors - 1.5%
McKesson Corp.	8,700	759,336
Healthcare Services - 1.8%
Express Scripts, Inc. (2)	16,900	882,011

Total Healthcare		2,743,472

Industrials - 10.6%

Aerospace & Defense - 1.6%
Boeing Co.	11,300	786,593
Air Freight & Logistics - 1.6%
FedEx Corp. (1)	9,100	811,174
Construction & Farm Machinery & Heavy Trucks - 1.9%
Caterpillar, Inc.	10,800	946,296
Industrial Conglomerates - 2.3%
General Electric Co.	58,600	1,118,674
Industrial Machinery - 3.2%
Eaton Corp. (1)	16,100	686,826
Stanley Black & Decker, Inc.	13,200	874,500

		1,561,326

Total Industrials		5,224,063

Information Technology - 30.3%

Communications Equipment - 2.2%
QUALCOMM, Inc.	19,000	1,088,890
Computer Hardware - 6.4%
Apple, Inc. (2)	5,500	3,177,515
Computer Storage & Peripherals - 2.6%
EMC Corp. (1) (2)	36,400	868,140
NetApp, Inc. (2)	14,400	428,544

		1,296,684

Electronic Manufacturing Services - 0.9%
Jabil Circuit, Inc.	21,400	409,382
Internet Software & Services - 4.4%
eBay, Inc. (2)	21,600	846,504
Google, Inc., Class A (1) (2)	2,300	1,335,978

		2,182,482

Semiconductor Equipment - 2.4%
Novellus Systems, Inc. (2)	16,300	681,829
Teradyne, Inc. (1) (2)	35,300	510,085

		1,191,914

Semiconductors - 3.2%
Broadcom Corp., Class A (2)	14,700	475,545
Intel Corp. (1)	33,900	875,976
Micron Technology, Inc. (2)	40,800	238,272

		1,589,793
Systems Software - 6.7%
Microsoft Corp.	65,100	1,900,269
Oracle Corp.	53,100	1,405,557

		3,305,826

Technology Distributors - 1.5%
Arrow Electronics, Inc. (1) (2)	22,000	746,020

Total Information Technology		14,988,506

Materials - 4.9%

Diversified Chemicals - 1.0%
Eastman Chemical Co.	10,800	502,848
Diversified Metals & Mining - 0.9%
Freeport-McMoRan Copper & Gold, Inc.	14,600	467,784
Specialty Chemicals - 2.3%
Celanese Corp.	16,700	664,827
LyondellBasell Industries, Class A, NV	12,300	485,358

		1,150,185

Steel - 0.7%
Cliffs Natural Resources, Inc.	6,700	320,126

Total Materials		2,440,943

Total Common Stocks (identified cost $39,828,489)		42,692,599

Short-Term Investments - 26.0%

Collateral Pool Investment for Securities on Loan - 12.3%
(See Note 2 of the Schedule of Investments)		6,107,092

Mutual Funds - 13.7%
BMO Prime Money Market Fund, Class I, 0.229% (11)	6,773,800	6,773,800

Total Short-Term Investments (identified cost $12,880,892)		12,880,892

Total Investments - 112.3% (identified cost $52,709,381)		55,573,491
Other Assets and Liabilities - (12.3)%		(6,068,787)

Total Net Assets - 100.0%		$49,504,704

Mid-Cap Value Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2012

(Unaudited)

Description	Shares	Value
Common Stocks - 95.7%

Consumer Discretionary - 14.7%

Advertising - 1.8%
Interpublic Group of Cos., Inc.	398,500	$4,140,415
Apparel, Accessories & Luxury Goods - 1.5%
The Warnaco Group, Inc. (1) (2)	76,000	3,382,760
Auto Parts & Equipment - 1.2%
Visteon Corp. (2)	68,600	2,744,000
Cable & Satellite - 1.4%
Liberty Global, Inc. (2)	67,156	3,102,607
Catalog Retail - 1.9%
Liberty Media Corp. - Interactive (2)	260,400	4,364,304
Department Stores - 1.5%
Kohl’s Corp.	75,800	3,473,156
Internet Retail - 1.8%
Expedia, Inc.	85,800	3,937,362
Leisure Products - 1.6%
Mattel, Inc.	115,800	3,604,854
Specialty Stores - 2.0%
Staples, Inc. (1)	334,300	4,392,702

Total Consumer Discretionary		33,142,160

Consumer Staples - 5.7%

Agricultural Products - 1.1%
Darling International, Inc. (1) (2)	185,900	2,604,459
Food Retail - 3.5%
Kroger Co. (1)	189,800	4,177,498
Safeway, Inc.	191,600	3,644,232

		7,821,730

Packaged Foods & Meats - 1.1%
ConAgra Foods, Inc.	94,800	2,384,220

Total Consumer Staples		12,810,409

Energy - 6.7%

Oil & Gas-Drilling - 1.6%
Rowan Cos., Inc. (2)	117,000	3,510,000
Oil & Gas-Equipment & Services - 0.9%
Tidewater, Inc.	44,400	2,001,552
Oil & Gas-Exploration & Production - 4.2%
Cimarex Energy Co. (1)	50,800	2,706,116
EQT Corp. (1)	56,300	2,611,194
Noble Energy, Inc. (1)	30,300	2,559,138
QEP Resources, Inc. (1)	65,600	1,726,592

		9,603,040

Total Energy		15,114,592

Financials - 21.4%

Asset Management & Custody Banks - 3.2%
Ameriprise Financial, Inc.	70,200	3,363,984
Invesco Ltd.	176,500	3,838,875

		7,202,859

Consumer Finance - 2.0%
Discover Financial Services	137,000	4,536,070
Diversified Banks - 1.4%
Comerica, Inc.	104,900	3,191,058
Investment Banking & Brokerage - 1.1%
TD Ameritrade Holding Corp. (1)	144,200	2,474,472
Office REIT’s - 1.1%
Mack-Cali Realty Corp. (1)	86,100	2,345,364
Property & Casualty Insurance - 2.8%
Axis Capital Holdings, Ltd.	107,700	3,543,330
Hanover Insurance Group, Inc.	73,400	2,863,334

		6,406,664
Regional Banks - 3.8%
Fifth Third Bancorp	344,110	4,593,868
First Niagara Financial Group, Inc.	498,900	4,026,123

		8,619,991
Reinsurance - 2.8%
PartnerRe Ltd.	46,600	3,302,542
Reinsurance Group of America, Inc.	59,800	3,000,166

		6,302,708
Retail REIT’s - 1.7%
Macerich Co., REIT (1)	68,400	3,902,220
Specialized REIT’s - 1.5%
Sovran Self Storage, Inc. (1)	67,800	3,345,930

Total Financials		48,327,336

Healthcare - 10.7%

Healthcare Distributors - 2.0%
AmerisourceBergen Corp.	124,900	4,620,051
Healthcare Facilities - 1.9%
Community Health Systems, Inc. (1) (2)	199,650	4,394,297
Healthcare Services - 1.7%
DaVita, Inc. (1) (2)	48,200	3,916,250
Life Sciences Tools & Services - 1.7%
Thermo Fisher Scientific, Inc.	74,100	3,740,568
Managed Healthcare - 3.4%
CIGNA Corp.	102,900	4,518,339
Coventry Health Care, Inc. (1)	100,700	3,061,280

		7,579,619

Total Healthcare		24,250,785

Industrials - 10.6%

Aerospace & Defense - 2.6%
L-3 Communications Holdings, Inc. (1)	48,900	3,334,491
Spirit Aerosystems Holdings, Inc., Class A (2)	112,300	2,590,761

		5,925,252
Construction & Engineering - 1.9%
Fluor Corp.	51,800	2,428,384
Jacobs Engineering Group, Inc. (1) (2)	52,500	1,864,800

		4,293,184
Environmental & Facilities Services - 1.6%
Republic Services, Inc. (1)	136,500	3,598,140
Human Resource & Employment Services - 1.3%
Manpower, Inc.	79,500	2,858,025
Industrial Conglomerates - 1.7%
Carlisle Companies, Inc.	73,900	3,841,322

Industrial Machinery - 1.5%
Eaton Corp. (1)	36,400	1,552,824
Xylem, Inc.	74,800	1,894,684

		3,447,508

Total Industrials		23,963,431

Information Technology - 11.3%

Communications Equipment - 2.1%
ARRIS Group, Inc. (1) (2)	270,600	3,336,498
InterDigital, Inc. (1)	53,600	1,323,384

		4,659,882
Computer Storage & Peripherals - 3.4%
Lexmark International, Inc., Class A	85,300	2,133,353
NetApp, Inc. (1) (2)	98,600	2,934,336
Seagate Technology (1)	113,900	2,668,677

		7,736,366
Consulting & Other Services - 1.6%
Amdocs, Ltd. (1) (2)	125,800	3,616,750
Data Processing & Outsourced Services - 1.3%
Western Union Co.	187,800	3,079,920
Office Electronics - 1.3%
Xerox Corp.	400,200	2,889,444
Technology Distributors - 1.6%
Ingram Micro, Inc. (2)	198,100	3,532,123

Total Information Technology		25,514,485

Materials - 5.4%

Metal & Glass Containers - 1.4%
Ball Corp.	81,800	3,269,546
Paper Products - 1.2%
International Paper Co.	92,200	2,692,240
Specialty Chemicals - 1.5%
W.R. Grace & Co. (2)	63,400	3,328,500
Steel - 1.3%
Reliance Steel & Aluminum Co.	63,000	2,974,230

Total Materials		12,264,516

Telecommunication Services - 1.7%

Integrated Telecommunication Services - 1.7%
CenturyLink, Inc. (1)	99,646	3,908,116

Utilities - 7.5%

Electric Utilities - 3.4%
Edison International	96,400	4,334,144
Great Plains Energy, Inc.	159,800	3,183,216

		7,517,360
Multi-Utilities - 4.1%
CMS Energy Corp. (1)	208,100	4,848,730
Sempra Energy	68,600	4,459,686

		9,308,416

Total Utilities		16,825,776

Total Common Stocks (identified cost $190,455,659)		216,121,606

Short-Term Investments - 28.9%

Collateral Pool Investment for Securities on Loan - 24.3%
(See Note 2 of the Schedule of Investments)		54,711,071

Mutual Funds - 4.6%
BMO Prime Money Market Fund, Class I, 0.229% (11)	10,433,031	10,433,031

Total Short-Term Investments (identified cost $65,144,102)		65,144,102

Total Investments - 124.6% (identified cost $255,599,761)		281,265,708
Other Assets and Liabilities - (24.6)%		(55,584,526)

Total Net Assets - 100.0%		$225,681,182

Mid-Cap Growth Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2012

(Unaudited)

Description	Shares or Warrants	Value
Common Stocks - 97.9%

Consumer Discretionary - 17.1%

Apparel, Accessories & Luxury Goods - 3.8%
Coach, Inc.	50,200	$3,385,990
Phillips-Van Heusen Corp.	27,770	2,249,370
VF Corp.	20,900	2,947,736

		8,583,096
Auto Parts & Equipment - 0.7%
Lear Corp.	37,300	1,486,405
Automotive Retail - 1.1%
O’Reilly Automotive, Inc. (1) (2)	25,570	2,449,350
Broadcasting - 1.3%
Discovery Communications, Inc., Class A (1) (2)	56,000	2,805,600
Casinos & Gaming - 0.7%
MGM Resorts International (1) (2)	153,500	1,662,405
Department Stores - 1.3%
Macy’s, Inc.	76,200	2,899,410
Distributors - 1.0%
LKQ Corp. (1) (2)	63,600	2,317,584
General Merchandise Stores - 1.4%
Dollar Tree, Inc. (1) (2)	31,100	3,208,898
Hotels, Resorts & Cruise Lines - 2.8%
Marriott International, Inc., Class A (1)	68,400	2,647,764
Wyndham Worldwide Corp.	70,000	3,486,000

		6,133,764
Movies & Entertainment - 0.5%
Lions Gate Entertainment Corp. (2)	87,700	1,168,164
Restaurants - 1.2%
Dunkin’ Brands Group, Inc. (1)	79,960	2,596,301
Specialty Stores - 1.3%
Dick’s Sporting Goods, Inc.	59,900	2,785,350

Total Consumer Discretionary		38,096,327

Consumer Staples - 0.9%

Soft Drinks - 0.9%
Fomento Economico Mexicano, SAB de C.V., ADR (1)	24,400	1,923,452

Energy - 8.7%

Oil & Gas-Drilling - 4.0%
Unit Corp. (2)	226,900	9,028,351
Oil & Gas-Exploration & Production - 4.7%
Advantage Oil & Gas, Ltd. (2)	814,400	2,255,888
Cimarex Energy Co.	18,700	996,149
Forest Oil Corp. (1) (2)	853,300	7,125,055

		10,377,092

Total Energy		19,405,443

Financials - 8.1%

Asset Management & Custody Banks - 5.5%
American Capital, Ltd. (2)	1,116,661	10,340,281
Ameriprise Financial, Inc.	40,100	1,921,592

		12,261,873

Real Estate Services - 0.6%
Jones Lang LaSalle, Inc.	19,200	1,392,000
Specialized REIT’s - 2.0%
American Tower Corp., Class A (1)	35,800	2,322,704
Host Hotels & Resorts, Inc. (1)	108,900	1,661,814
Pebblebrook Hotel Trust, REIT	19,100	419,245

		4,403,763

Total Financials		18,057,636

Healthcare - 15.4%

Biotechnology - 1.4%
Alexion Pharmaceuticals, Inc. (1) (2)	35,100	3,179,007
Healthcare Equipment - 0.9%
Edwards Lifesciences Corp. (1) (2)	24,875	2,123,579
Healthcare Facilities - 1.9%
HealthSouth Corp. (1) (2)	115,800	2,216,412
Universal Health Services, Inc., Class B	50,100	1,941,375

		4,157,787
Healthcare Technology - 2.5%
Cerner Corp. (1) (2)	42,500	3,313,300
SXC Health Solutions Corp. (1) (2)	25,300	2,269,663

		5,582,963
Life Sciences Tools & Services - 1.8%
Mettler-Toledo International, Inc. (1) (2)	13,000	2,029,560
PerkinElmer, Inc.	76,200	2,026,920

		4,056,480
Managed Healthcare - 0.9%
AMERIGROUP Corp. (2)	32,000	1,996,800
Pharmaceuticals - 6.0%
Medicis Pharmaceutical Corp., Class A (1)	77,100	2,783,310
Mylan, Inc. (1) (2)	109,000	2,362,030
Shire PLC, ADR (1)	21,300	1,797,933
Valeant Pharmaceuticals International (1) (2)	68,533	3,334,816
Watson Pharmaceuticals, Inc. (2)	42,400	3,022,696

		13,300,785

Total Healthcare		34,397,401

Industrials - 20.8%

Aerospace & Defense - 1.5%
Triumph Group, Inc.	57,900	3,464,736
Construction & Farm Machinery & Heavy Trucks - 0.6%
Joy Global, Inc.	23,600	1,318,296
Electrical Components & Equipment - 3.7%
AMETEK, Inc.	58,550	2,969,070
Rockwell Automation, Inc. (1)	32,400	2,349,324
Roper Industries, Inc. (1)	28,000	2,834,160

		8,152,554
Environmental & Facilities Services - 0.7%
Clean Harbors, Inc. (2)	26,700	1,657,269
Industrial Conglomerates - 1.6%
Tyco International, Ltd.	66,500	3,535,140
Industrial Machinery - 3.3%
IDEX Corp.	59,800	2,375,854
Snap-On, Inc.	46,700	2,825,817
Timken Co.	44,100	2,103,570

		7,305,241

Railroads - 1.3%
Kansas City Southern	44,150	2,913,017
Research & Consulting Services - 3.9%
Acacia Research Corp. (1) (2)	96,000	3,337,920
Nielsen Holdings NV (2)	90,700	2,516,018
Verisk Analytics, Inc., Class A (1) (2)	58,300	2,792,570

		8,646,508
Trading Companies & Distributors - 1.8%
MSC Industrial Direct Co., Inc., Class A (1)	32,800	2,352,088
United Rentals, Inc. (1) (2)	49,900	1,724,045

		4,076,133
Trucking - 2.4%
Hertz Global Holdings, Inc. (1) (2)	177,500	2,415,775
J.B. Hunt Transport Services, Inc.	51,300	2,930,769

		5,346,544

Total Industrials		46,415,438

Information Technology - 22.2%

Application Software - 5.8%
Ebix, Inc.	436,700	7,598,580
Informatica Corp. (1) (2)	45,600	1,889,208
Intuit, Inc.	61,000	3,430,030

		12,917,818
Consulting & Other Services - 1.9%
Cognizant Technology Solutions Corp., Class A (2)	38,900	2,265,925
Teradata Corp. (2)	30,300	2,014,344

		4,280,269
Data Processing & Outsourced Services - 5.2%
Alliance Data Systems Corp. (1) (2)	24,100	3,036,600
FleetCor Technologies, Inc. (2)	75,600	2,865,240
Total System Services, Inc.	121,100	2,817,997
VeriFone Systems, Inc. (1) (2)	76,900	2,776,859

		11,496,696
Electronic Components - 1.2%
Amphenol Corp., Class A	51,700	2,749,923
Internet Software & Services - 2.3%
Ancestry.com, Inc. (1) (2)	147,900	3,185,766
Rackspace Hosting, Inc. (1) (2)	40,300	1,993,641

		5,179,407
Semiconductor Equipment - 1.0%
ASML Holding NV (1)	50,300	2,304,243
Semiconductors - 2.4%
Atmel Corp. (1) (2)	125,900	881,300
Broadcom Corp., Class A (2)	74,400	2,406,840
Cypress Semiconductor Corp. (2)	161,900	2,135,461

		5,423,601
Systems Software - 2.4%
Check Point Software Technologies, Ltd. (1) (2)	61,100	3,130,764
Red Hat, Inc. (2)	41,000	2,106,580

		5,237,344

Total Information Technology		49,589,301

Materials - 3.2%

Diversified Chemicals - 1.0%
FMC Corp. (1)	41,400	2,110,158
Gold - 0.8%
AuRico Gold, Inc. (1) (2)	236,800	1,757,056
Specialty Chemicals - 0.6%
Celanese Corp.	35,300	1,405,293

Steel - 0.8%
Carpenter Technology Corp. (1)	40,800	1,838,448

Total Materials		7,110,955

Telecommunication Services - 1.5%

Wireless Telecommunication Services - 1.5%
Crown Castle International Corp. (1) (2)	62,200	3,396,120

Total Common Stocks (identified cost $177,675,981)		218,392,073

Warrants - 0.0%
Magnum Hunter Resource Corp., Exercise Price: $10.50, 10/14/2013 (1) (2)	38,880	—

Total Warrants (identified cost $0)		—

Short-Term Investments - 40.8%

Collateral Pool Investment for Securities on Loan - 37.9%
(See Note 2 of the Schedule of Investments)		84,658,875

Mutual Funds - 2.9%
BMO Prime Money Market Fund, Class I, 0.229% (11)	6,369,625	6,369,625

Total Short-Term Investments (identified cost $91,028,500)		91,028,500

Total Investments - 138.7% (identified cost $268,704,481)		309,420,573
Other Assets and Liabilities - (38.7)%		(86,378,194)

Total Net Assets - 100.0%		$223,042,379

Small-Cap Value Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2012

(Unaudited)

Description	Shares	Value
Common Stocks - 91.1%

Consumer Discretionary - 11.1%

Apparel Retail - 0.9%
The Finish Line, Inc., Class A	12,000	$247,440
Apparel, Accessories & Luxury Goods - 1.7%
The Warnaco Group, Inc. (1) (2)	10,800	480,708
Broadcasting - 1.7%
Sinclair Broadcast Group, Inc., Class A	60,800	494,912
Department Stores - 1.3%
Dillard’s, Inc., Class A	5,600	376,544
Household Appliances - 1.1%
Helen of Troy, Ltd. (2)	10,500	330,540
Leisure Products - 1.5%
JAKKS Pacific, Inc.	23,500	434,515
Publishing - 1.7%
Valassis Communications, Inc. (1) (2)	24,900	495,759
Restaurants - 1.2%
Bob Evans Farms, Inc.	8,400	340,536

Total Consumer Discretionary		3,200,954

Consumer Staples - 2.3%

Agricultural Products - 1.3%
Darling International, Inc. (1) (2)	26,000	364,260
Personal Products - 1.0%
Nu Skin Enterprises, Inc., Class A	6,800	291,584

Total Consumer Staples		655,844

Energy - 5.8%

Coal & Consumable Fuels - 0.9%
Cloud Peak Energy, Inc. (1) (2)	16,600	256,968
Oil & Gas-Equipment & Services - 2.0%
Helix Energy Solutions Group, Inc. (1) (2)	20,500	351,165
Matrix Service Co. (1) (2)	23,700	246,243

		597,408
Oil & Gas-Exploration & Production - 2.9%
Bill Barrett Corp. (2)	9,400	181,514
Forest Oil Corp. (1) (2)	22,700	189,545
VAALCO Energy, Inc. (1) (2)	54,900	468,297

		839,356

Total Energy		1,693,732

Financials - 24.0%

Asset Management & Custody Banks - 2.9%
Fifth Street Finance Corp. (1)	29,000	275,790
Walter Investment Management Corp.	29,138	551,582

		827,372
Consumer Finance - 1.1%
Nelnet, Inc., Class A	13,900	324,426
Life & Health Insurance - 1.3%
American Equity Investment Life Holding Co. (1)	34,700	367,126

Office REIT’s - 1.4%
CoreSite Realty Corp.	17,000	405,450
Property & Casualty Insurance - 0.9%
Tower Group, Inc.	14,000	274,820
Regional Banks - 6.0%
BBCN Bancorp, Inc. (1) (2)	43,800	472,602
Cathay General Bancorp	26,800	444,344
Hancock Holding Co.	12,300	375,027
Susquehanna Bancshares, Inc.	44,900	432,387

		1,724,360
Reinsurance - 4.1%
Enstar Group, Ltd. (2)	4,600	419,152
Maiden Holdings, Ltd.	47,200	384,208
Montpelier Re Holdings, Ltd.	18,400	384,192

		1,187,552
Specialized REIT’s - 2.5%
LaSalle Hotel Properties (1)	13,500	372,330
Sovran Self Storage, Inc. (1)	7,300	360,255

		732,585
Thrifts & Mortgage Finance - 3.8%
Northwest Bancshares, Inc.	32,200	369,334
Ocwen Financial Corp. (2)	46,400	743,792

		1,113,126

Total Financials		6,956,817

Healthcare - 10.1%

Healthcare Facilities - 1.0%
Health Management Associates, Inc., Class A (1) (2)	46,600	298,706
Healthcare Technology - 1.5%
MedAssets, Inc. (2)	37,700	426,764
Life Sciences Tools & Services - 2.8%
Bio-Rad Laboratories, Inc., Class A (2)	3,600	358,596
PAREXEL International Corp. (1) (2)	16,800	449,568

		808,164

Pharmaceuticals - 4.8%
Impax Laboratories, Inc. (1) (2)	20,500	424,965
Medicis Pharmaceutical Corp., Class A (1)	12,900	465,690
Par Pharmaceutical Cos., Inc. (2)	13,650	489,216

		1,379,871

Total Healthcare		2,913,505

Industrials - 15.4%

Aerospace & Defense - 2.0%
Alliant Techsystems, Inc.	5,100	249,645
Moog, Inc., Class A (2)	8,700	330,774

		580,419
Commercial Printing - 1.2%
Deluxe Corp. (1)	14,600	337,552
Construction & Engineering - 2.1%
Aegion Corp. (1) (2)	21,100	332,747
EMCOR Group, Inc.	10,500	287,175

		619,922

Diversified Support Services - 1.2%
Encore Capital Group, Inc. (2)	14,200	344,208
Electrical Components & Equipment - 1.5%
Brady Corp., Class A	8,600	235,984
EnerSys (1) (2)	5,600	184,688

		420,672

Industrial Conglomerates - 1.3%
Carlisle Companies, Inc.	7,200	374,256
Industrial Machinery - 2.4%
Kaydon Corp.	4,000	89,240
LB Foster Co., Class A	14,850	410,454
Mueller Industries, Inc.	4,634	196,852

		696,546

Office Services & Supplies - 1.1%
Sykes Enterprises, Inc. (2)	22,000	331,100
Railroads - 1.2%
RailAmerica, Inc. (2)	14,000	333,480
Research & Consulting Services - 1.4%
FTI Consulting, Inc. (1) (2)	12,900	407,253

Total Industrials		4,445,408

Information Technology - 14.7%

Application Software - 1.1%
Quest Software, Inc. (2)	12,500	312,500
Communications Equipment - 2.0%
ARRIS Group, Inc. (1) (2)	33,050	407,507
InterDigital, Inc. (1)	7,490	184,928

		592,435
Computer Storage & Peripherals - 1.4%
Immersion Corp. (1) (2)	22,600	126,786
Lexmark International, Inc., Class A	11,500	287,615

		414,401
Data Processing & Outsourced Services - 3.5%
CSG Systems International, Inc. (2)	21,400	353,100
MoneyGram International, Inc. (2)	25,200	351,036
NeuStar, Inc., Class A (2)	9,400	302,492

		1,006,628
Internet Software & Services - 1.0%
EarthLink, Inc.	34,100	275,187
Semiconductor Equipment - 2.0%
FSI International, Inc. (1) (2)	67,100	233,508
Tessera Technologies, Inc.	25,000	339,750

		573,258
Semiconductors - 1.1%
Lattice Semiconductor Corp. (2)	71,600	327,212
Technology Distributors - 2.6%
Brightpoint, Inc. (2)	76,800	374,016
Ingram Micro, Inc. (2)	21,700	386,911

		760,927

Total Information Technology		4,262,548

Materials - 5.2%

Paper Packaging - 1.2%
Graphic Packaging Corp. (2)	71,600	354,420
Paper Products - 1.1%
KapStone Paper and Packaging Corp. (2)	20,800	321,152
Specialty Chemicals - 2.9%
Innophos Holdings, Inc.	7,100	358,408
W.R. Grace & Co. (2)	9,000	472,500

		830,908

Total Materials		1,506,480

Utilities - 2.5%

Electric Utilities - 2.5%
Great Plains Energy, Inc.	17,310	344,815
Portland General Electric Co.	15,600	392,340

Total Utilities		737,155

Total Common Stocks (identified cost $27,276,685)		26,372,443

Short-Term Investments - 35.8%

Collateral Pool Investment for Securities on Loan - 25.3%
(See Note 2 of the Schedule of Investments)		7,314,508
Mutual Funds - 10.5%
BMO Prime Money Market Fund, Class I, 0.229% (11)	3,033,708	3,033,708

Total Short-Term Investments (identified cost $10,348,216)		10,348,216

Total Investments - 126.9% (identified cost $37,624,901)		36,720,659
Other Assets and Liabilities - (26.9)%		(7,776,243)

Total Net Assets - 100.0%		$28,944,416

Small-Cap Growth Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2012

(Unaudited)

Description	Shares or Warrants	Value
Common Stocks - 98.2%

Consumer Discretionary - 12.0%

Auto Parts & Equipment - 1.3%
Dana Holding Corp. (1)	519,750	$6,923,070
Automotive Retail - 2.7%
Lithia Motors, Inc., Class A (1)	299,600	7,316,232
Sonic Automotive, Inc., Class A	460,300	6,853,867

		14,170,099
Casinos & Gaming - 2.0%
Ameristar Casinos, Inc.	246,100	4,602,070
Pinnacle Entertainment, Inc. (2)	567,400	5,549,172

		10,151,242
Footwear - 0.6%
Steven Madden, Ltd. (1) (2)	70,800	2,870,232
Leisure Products - 0.8%
Arctic Cat, Inc. (1) (2)	120,300	4,350,048
Movies & Entertainment - 1.9%
Lions Gate Entertainment Corp. (1) (2)	742,900	9,895,428
Restaurants - 2.0%
Biglari Holdings, Inc. (2)	13,605	5,326,085
Texas Roadhouse, Inc.	269,400	4,897,692

		10,223,777
Specialty Stores - 0.7%
Teavana Holdings, Inc. (2)	278,500	3,698,480

Total Consumer Discretionary		62,282,376

Energy - 12.0%

Oil & Gas-Drilling - 4.3%
Unit Corp. (1) (2)	561,400	22,338,106
Oil & Gas-Exploration & Production - 7.7%
Advantage Oil & Gas, Ltd. (2)	1,986,900	5,503,713
Forest Oil Corp. (1) (2)	2,093,900	17,484,065
Gulfport Energy Corp. (1) (2)	275,000	5,082,000
Lone Pine Resources, Inc. (2)	1,040,400	3,287,664
Petroleum Development Corp. (1) (2)	345,010	8,570,048

		39,927,490

Total Energy		62,265,596

Financials - 14.0%

Asset Management & Custody Banks - 10.0%
American Capital, Ltd. (2)	2,804,000	25,965,040
Internet Capital Group, Inc. (1) (2)	861,900	7,498,530
Safeguard Scientifics, Inc. (1) (2) (11)	1,220,400	18,489,060

		51,952,630

Specialized REIT’s - 4.0%
LaSalle Hotel Properties (1)	247,400	6,823,292
Sabra Health Care REIT, Inc. (1)	991,500	14,257,770

		21,081,062

Total Financials		73,033,692

Healthcare - 18.1%

Healthcare Equipment - 4.4%
DexCom, Inc. (1) (2)	347,600	3,736,700
Insulet Corp. (1) (2)	221,000	4,070,820
NxStage Medical, Inc. (1) (2)	306,280	4,652,393
Thoratec Corp. (2)	142,400	4,320,416
Volcano Corp. (1) (2)	221,000	6,318,390

		23,098,719
Healthcare Facilities - 1.7%
Emeritus Corp. (1) (2)	234,700	3,569,787
HealthSouth Corp. (1) (2)	284,800	5,451,072

		9,020,859
Healthcare Services - 2.2%
HMS Holdings Corp. (1) (2)	187,900	5,033,841
MEDNAX, Inc. (1) (2)	105,000	6,406,050

		11,439,891
Healthcare Technology - 1.7%
Quality Systems, Inc. (1)	136,100	3,893,821
SXC Health Solutions Corp. (1) (2)	52,100	4,673,891

		8,567,712
Life Sciences Tools & Services - 1.3%
PAREXEL International Corp. (1) (2)	245,700	6,574,932
Managed Healthcare - 1.6%
Centene Corp. (1) (2)	111,100	4,015,154
Molina Healthcare, Inc. (1) (2)	176,050	4,491,036

		8,506,190
Pharmaceuticals - 5.2%
Akorn, Inc. (1) (2)	477,000	6,511,050
Jazz Pharmaceuticals, Inc. (1) (2)	206,000	8,899,200
Medicis Pharmaceutical Corp., Class A (1)	178,400	6,440,240
Salix Pharmaceuticals, Ltd. (1) (2)	98,400	5,098,104

		26,948,594

Total Healthcare		94,156,897

Industrials - 15.8%

Aerospace & Defense - 3.9%
BE Aerospace, Inc. (2)	150,900	6,536,988
Hexcel Corp. (1) (2)	243,300	5,931,654
Triumph Group, Inc.	132,900	7,952,736

		20,421,378
Air Freight & Logistics - 1.0%
Hub Group, Inc., Class A (1) (2)	149,100	5,212,536
Construction & Engineering - 1.7%
Chicago Bridge & Iron Co.	136,900	4,920,186
Foster Wheeler AG (2)	220,900	3,951,901

		8,872,087
Construction & Farm Machinery & Heavy Trucks - 0.7%
The Manitowoc Co., Inc. (1)	363,500	3,780,400
Human Resource & Employment Services - 0.8%
On Assignment, Inc. (2)	235,700	3,926,762
Industrial Machinery - 2.9%
Actuant Corp., Class A (1)	213,300	5,582,061
Altra Holdings, Inc. (1) (2)	218,411	3,662,753
Trimas Corp. (1) (2)	294,500	5,892,945

		15,137,759
Research & Consulting Services - 2.0%
Acacia Research Corp. (1) (2)	301,400	10,479,678

Trading Companies & Distributors - 2.8%
MSC Industrial Direct Co., Inc., Class A (1)	54,400	3,901,024
United Rentals, Inc. (1) (2)	162,300	5,607,465
Watsco, Inc. (1)	66,600	4,902,426

		14,410,915

Total Industrials		82,241,515

Information Technology - 22.1%

Application Software - 8.6%
ACI Worldwide, Inc. (1) (2)	133,700	5,106,003
Aspen Technology, Inc. (1) (2)	262,700	5,805,670
Bottomline Technologies, Inc. (1) (2)	65,300	1,167,564
Ebix, Inc.	1,120,650	19,499,310
NICE Systems, Ltd., ADR (1) (2)	195,900	7,263,972
Tangoe, Inc. (2)	298,300	5,760,173

		44,602,692
Communications Equipment - 0.7%
Aruba Networks, Inc. (1) (2)	261,000	3,429,540
Computer Storage & Peripherals - 0.8%
Electronics for Imaging, Inc. (1) (2)	281,600	4,150,784
Consulting & Other Services - 0.7%
ServiceSource International, Inc. (1) (2)	279,900	3,358,800
Data Processing & Outsourced Services - 3.3%
Cardtronics, Inc. (1) (2)	269,100	7,540,182
ExlService Holdings, Inc. (2)	194,300	4,210,481
VeriFone Systems, Inc. (1) (2)	152,500	5,506,775

		17,257,438
Internet Software & Services - 2.6%
Ancestry.com, Inc. (1) (2)	379,800	8,180,892
Rackspace Hosting, Inc. (1) (2)	46,800	2,315,196
Velti PLC (1) (2)	442,700	3,231,710

		13,727,798
Semiconductors - 3.7%
CEVA, Inc. (1) (2)	430,300	7,478,614
Cypress Semiconductor Corp. (2)	406,400	5,360,416
Microsemi Corp. (1) (2)	367,300	6,486,518

		19,325,548
Systems Software - 1.7%
Ariba, Inc. (2)	200,800	9,021,944

Total Information Technology		114,874,544

Materials - 2.8%

Construction Materials - 0.7%
Caesar Stone Sdot Yam, Ltd. (2)	282,500	3,398,475
Gold - 2.1%
AuRico Gold, Inc. (1) (2)	1,506,550	11,178,601

Total Materials		14,577,076

Telecommunication Services - 1.4%

Alternative Carriers - 0.4%
8x8, Inc. (1) (2)	489,200	1,976,368
Wireless Telecommunication Services - 1.0%
SBA Communications Corp. (1) (2)	102,400	5,319,680

Total Telecommunication Services		7,296,048

Total Common Stocks (identified cost $495,136,767)		510,727,744

Warrants - 0.0%
Magnum Hunter Resource Corp., Exercise Price: $10.50, 10/14/2013 (1) (2)	80,820	—

Total Warrants (identified cost $0)		—

Short-Term Investments - 49.4%

Collateral Pool Investment for Securities on Loan - 47.2%
(See Note 2 of the Schedule of Investments)		245,681,065

Mutual Funds - 2.2%
BMO Prime Money Market Fund, Class I, 0.229% (11)	11,376,074	11,376,074

Total Short-Term Investments (identified cost $257,057,139)		257,057,139

Total Investments - 147.6% (identified cost $752,193,906)		767,784,883
Other Assets and Liabilities - (47.6)%		(247,555,225)

Total Net Assets - 100.0%		$520,229,658

Pyrford International Stock Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2012

(Unaudited)

Description	Shares or Principal Amount	Value
Common Stocks - 93.5%

Australia - 9.1%
Brambles, Ltd.	217,000	$1,407,788
Computershare, Ltd.	161,200	1,223,224
QBE Insurance Group, Ltd.	142,600	1,719,664
Rio Tinto, Ltd.	13,900	769,884
Telstra Corp., Ltd.	392,000	1,355,557
Woodside Petroleum, Ltd.	37,300	1,168,862
Woolworths, Ltd.	66,100	1,702,418

		9,347,397
Belgium - 3.1%
Belgacom SA	42,440	1,117,762
Colruyt SA	52,890	2,124,144

		3,241,906
Bermuda - 1.4%
VTech Holdings, Ltd.	126,800	1,388,640
Cayman Islands - 1.0%
ASM Pacific Technology, Ltd.	85,700	1,053,370
Finland - 0.9%
Kone OYJ, Class B	16,350	912,384
France - 7.5%
Air Liquide SA	15,763	1,704,874
Legrand SA (1)	43,970	1,322,796
Sanofi	28,900	1,965,418
Total SA (1)	64,360	2,766,639

		7,759,727
Germany - 6.0%
Adidas AG	15,340	1,141,679
Deutsche Post AG	67,120	1,105,479
SAP AG	29,390	1,686,211
Symrise AG (1)	42,420	1,191,455
Wincor Nixdorf AG (1)	31,440	1,105,427

		6,230,251
Hong Kong - 5.3%
CNOOC, Ltd.	779,000	1,405,132
Hang Seng Bank, Ltd.	141,000	1,822,097
Power Assets Holdings, Ltd.	320,000	2,232,544

		5,459,773
Ireland - 1.0%
CRH PLC	63,100	1,061,115
Israel - 2.8%
Bezeq Israeli Telecommunication Corp., Ltd.	654,640	825,060
Teva Pharmaceutical Industries, Ltd.	50,490	2,021,540

		2,846,600
Japan - 8.6%
Makita Corp.	48,500	1,650,708
Mitsubishi Electric Corp.	208,000	1,637,774
Shin-Etsu Chemical Co., Ltd.	28,300	1,455,449
Sumitomo Rubber Industries, Ltd.	125,900	1,526,353
Tokyu REIT, Inc., REIT	224	1,119,143
Toyota Tsusho Corp.	78,600	1,451,432

		8,840,859

Malaysia - 3.7%
Lafarge Malayan Cement Bhd	430,900	955,065
Malayan Banking Bhd	553,000	1,525,577
Telekom Malaysia Bhd	792,000	1,345,907

		3,826,549
Netherlands - 5.7%
Koninklijke KPN NV (1)	211,610	2,000,359
Koninklijke Vopak NV	19,850	1,170,038
Reed Elsevier NV	156,840	1,626,708
Unilever NV (1)	35,540	1,118,186

		5,915,291
Norway - 0.8%
Telenor ASA	55,900	816,802
Singapore - 4.5%
ComfortDelGro Corp., Ltd.	1,082,000	1,234,316
Sakari Resources, Ltd.	649,700	728,556
StarHub, Ltd.	297,000	746,764
United Overseas Bank, Ltd.	91,000	1,249,255
Venture Corp., Ltd.	118,200	731,985

		4,690,876
Sweden - 0.9%
Swedish Match AB	25,610	969,475
Switzerland - 12.4%
Givaudan SA (2)	711	659,140
Nestle SA	56,380	3,195,263
Novartis AG	51,040	2,650,917
Panalpina Welttransport Holding AG	8,370	795,768
Roche Holding AG	18,790	2,932,583
Schindler Holding AG	5,742	634,880
Syngenta AG	1,980	633,942
Zurich Insurance Group AG (2)	6,560	1,341,243

		12,843,736
Taiwan - 2.9%
Advantech Co., Ltd.	267,400	913,790
Chunghwa Telecom Co., Ltd.	439,000	1,326,648
MediaTek, Inc.	80,000	707,585

		2,948,023
United Kingdom - 15.9%
BP PLC	184,100	1,120,469
British American Tobacco PLC	24,500	1,154,871
British Sky Broadcasting Group PLC	103,300	1,095,337
GlaxoSmithKline PLC	68,100	1,509,264
Legal & General Group PLC	753,700	1,282,409
National Grid PLC	114,400	1,146,037
Royal Dutch Shell PLC, A Shares	63,040	1,951,063
Royal Dutch Shell PLC, B Shares	49,400	1,582,472
SSE PLC	55,200	1,125,532
Tesco PLC	245,800	1,146,141
United Utilities Group PLC	121,500	1,230,271
Vodafone Group PLC	759,700	2,025,570

		16,369,436

Total Common Stocks (identified cost $101,445,012)		96,522,210

Preferred Stocks - 1.4%

Germany - 1.4%
Fuchs Petrolub AG	27,365	1,409,304

Total Preferred Stocks (identified cost $1,258,494)		1,409,304

Short-Term Investments - 12.7%

Collateral Pool Investment for Securities on Loan - 7.3%
(See Note 2 of the Schedule of Investments)		7,522,129

Repurchase Agreement - 5.4%
Agreement with State Street Bank & Trust Co., 0.050%, dated 5/31/2012, to be repurchased at $5,621,011 on 6/1/2012, collateralized by a U.S. Government Agency Obligation with a maturity of 11/25/2040, with a market value of $5,737,355 (at amortized cost)	$5,621,003	5,621,003

Total Short-Term Investments (identified cost $13,143,132)		13,143,132

Total Investments - 107.6% (identified cost $115,846,638)		111,074,646
Other Assets and Liabilities - (7.6)%		(7,819,796)

Total Net Assets - 100.0%		$103,254,850

Pyrford International Stock Fund

Industry Division

As of May 31, 2012

(Unaudited)

Industry	Value	% of Total Net Assets
Agriculture	$2,124,346	2.1%
Apparel	1,141,679	1.1
Auto Parts & Equipment	1,526,353	1.5
Banks	4,596,930	4.4
Building Materials	2,016,180	2.0
Chemicals	5,644,861	5.5
Coal	728,555	0.7
Commercial Services	1,407,788	1.4
Computers	3,242,441	3.1
Distribution/Wholesale	1,451,432	1.4
Electric	3,358,076	3.3
Electrical Components & Equipment	2,960,570	2.9
Electronics	731,985	0.7
Food	9,286,153	9.0
Gas	1,146,036	1.1
Hand/Machine Tools	2,285,588	2.2
Insurance	4,343,316	4.2
Machinery-Diversified	912,383	0.9
Media	2,722,045	2.6
Mining	769,884	0.7
Oil & Gas	9,994,638	9.7
Pharmaceuticals	11,079,720	10.7
Real Estate Investment Trusts	1,119,142	1.1
Semiconductors	1,760,955	1.7
Software	1,686,211	1.6
Telecommunications	12,949,070	12.5
Transportation	4,305,602	4.2
Water	1,230,271	1.2

Total Common Stocks	96,522,210	93.5
Preferred Stocks	1,409,304	1.4
Collateral Pool Investment for Securities on Loan	7,522,129	7.3
Repurchase Agreement	5,621,003	5.4

Total Investments	111,074,646	107.6
Other Assets and Liabilities	(7,819,796)	(7.6)

Total Net Assets	$103,254,850	100.0%

Lloyd George Emerging Markets Equity Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2012

(Unaudited)

Description	Shares or Principal Amount	Value
Common Stocks - 89.1%

Bermuda - 6.3%
Credicorp, Ltd.	9,300	$1,160,361
Jardine Matheson Holdings, Ltd.	24,000	1,161,600
VTech Holdings, Ltd.	111,400	1,219,988

		3,541,949
Brazil - 9.9%
AES Tiete SA	72,700	882,774
BM&FBOVESPA SA	121,500	575,316
CCR SA	153,100	1,191,794
EDP - Energias do Brasil SA	97,200	621,702
Localiza Rent a Car SA	55,800	885,341
Petroleo Brasileiro SA	88,600	869,812
Vale SA, ADR	30,910	560,089

		5,586,828
Chile - 2.8%
Aguas Andinas SA, Class A	1,237,190	717,996
Banco Santander-Chile, ADR	11,250	837,450

		1,555,446
China - 3.1%
Dongfeng Motor Group Co., Ltd., Class H (2)	590,000	997,327
PetroChina Co., Ltd., Class H	608,000	768,465

		1,765,792
Colombia - 1.3%
Ecopetrol SA, ADR	12,300	732,588
Czech Republic - 1.2%
CEZ AS (2)	19,500	689,175
Hong Kong - 9.9%
China Mobile, Ltd.	77,000	778,279
CLP Holdings, Ltd.	116,500	950,876
CNOOC, Ltd.	593,000	1,069,632
SJM Holdings, Ltd.	543,000	969,649
Swire Pacific, Ltd.	392,500	852,607
Swire Properties, Ltd.	45,850	122,282
Television Broadcasts, Ltd.	127,000	834,498

		5,577,823
India - 4.1%
Ashok Leyland, Ltd.	1,495,440	661,740
Mahindra & Mahindra, Ltd.	72,460	838,114
Tata Consultancy Services, Ltd.	35,280	781,554

		2,281,408
Indonesia - 3.1%
Bank Mandiri Tbk PT	1,709,904	1,255,142
United Tractors Tbk PT	207,500	509,920

		1,765,062
Israel - 1.7%
Israel Chemicals, Ltd.	89,970	932,024
Malaysia - 3.7%
Kuala Lumpur Kepong Bhd	129,100	910,121
Public Bank Bhd	269,400	1,170,436

		2,080,557

Mauritius - 1.6%
Golden Agri-Resources, Ltd.	1,804,000	909,980
Mexico - 1.6%
Grupo Financiero Banorte SAB de CV, Class O	196,900	879,657
Peru - 1.1%
Cia de Minas Buenaventura SA, ADR	16,260	636,416
Philippines - 3.0%
Philippine Long Distance Telephone Co.	9,870	530,877
Universal Robina Corp.	773,260	1,155,313

		1,686,190
Russia - 4.3%
LUKOIL OAO, ADR (2)	16,820	872,958
NovaTek OAO, GDR	9,280	881,600
Sberbank of Russia	270,230	669,360

		2,423,918
Singapore - 2.7%
Fraser and Neave, Ltd.	135,000	670,495
Jardine Cycle & Carriage, Ltd.	25,000	817,166

		1,487,661
South Africa - 8.8%
African Bank Investments, Ltd.	178,920	765,406
Discovery Holdings, Ltd.	206,140	1,207,204
FirstRand, Ltd.	261,280	792,448
Foschini Group, Ltd.	73,930	1,036,401
Life Healthcare Group Holdings, Ltd.	339,470	1,167,539

		4,968,998
South Korea - 8.2%
Hyundai Marine & Fire Insurance Co., Ltd.	37,440	932,629
Hyundai Motor Co.	4,700	971,659
KT&G Corp.	16,800	1,118,814
Samsung Electronics Co., Ltd.	1,560	1,600,644

		4,623,746
Taiwan - 6.5%
Catcher Technology Co., Ltd.	128,000	812,651
Chunghwa Telecom Co., Ltd.	287,000	867,307
St. Shine Optical Co., Ltd.	44,000	479,094
Taiwan Semiconductor Manufacturing Co., Ltd.	514,839	1,467,864

		3,626,916
Thailand - 4.2%
Bangkok Bank PCL	114,926	677,310
Kasikornbank PCL	160,669	792,866
PTT PCL	96,300	917,143

		2,387,319

Total Common Stocks (identified cost $47,922,635)		50,139,453

Preferred Stocks - 4.7%

Brazil - 4.7%
Cia Energetica de Minas Gerais	72,800	1,269,853
Itausa - Investimentos Itau SA	129,030	563,629
Telefonica Brasil SA	33,800	804,423

Total Preferred Stocks (identified cost $2,691,525)		2,637,905

Short-Term Investments - 5.5%

Repurchase Agreement - 5.5%
Agreement with State Street Bank & Trust Co., 0.050%, dated 5/31/2012, to be repurchased at $3,137,261 on 6/1/2012, collateralized by a U.S. Government Agency Obligation with a maturity of 11/25/2040, with a market value of $3,201,920 (at amortized cost)	$3,137,257	3,137,257

Total Short-Term Investments (identified cost $3,137,257)		3,137,257

Total Investments - 99.3% (identified cost $53,751,417)		55,914,615
Other Assets and Liabilities - 0.7%		370,211

Total Net Assets - 100.0%		$56,284,826

Lloyd George Emerging Markets Equity Fund

Industry Division

As of May 31, 2012

(Unaudited)

Industry	Value	% of Total Net Assets
Agriculture	$2,938,915	5.2%
Auto Manufacturers	3,468,840	6.2
Banks	8,235,031	14.6
Chemicals	932,023	1.7
Commercial Services	2,077,135	3.7
Computers	781,553	1.4
Distribution/Wholesale	817,166	1.5
Diversified Financial Services	1,340,722	2.4
Electric	3,144,528	5.6
Food	1,155,313	2.1
Healthcare-Products	479,094	0.8
Healthcare-Services	1,167,539	2.1
Holding Companies-Diversified	2,014,207	3.6
Insurance	2,139,833	3.8
Iron/Steel	560,089	1.0
Lodging	969,649	1.7
Machinery-Construction & Mining	509,920	0.9
Media	834,498	1.5
Metal Fabricate/Hardware	812,651	1.4
Mining	636,416	1.1
Oil & Gas	6,112,197	10.9
Real Estate	792,777	1.4
Retail	1,036,401	1.8
Semiconductors	3,068,508	5.4
Telecommunications	3,396,452	6.0
Water	717,996	1.3

Total Common Stocks	50,139,453	89.1
Preferred Stocks	2,637,905	4.7
Repurchase Agreement	3,137,257	5.5

Total Investments	55,914,615	99.3
Other Assets and Liabilities	370,211	0.7

Total Net Assets	$56,284,826	100.0%

Pyrford Global Strategic Return Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2012

(Unaudited)

Description	Shares or Principal Amount	Value
Common Stocks - 23.5%

Australia - 0.8%
Brambles, Ltd.	21,000	$136,238
QBE Insurance Group, Ltd.	10,200	123,005
Woolworths, Ltd.	5,600	144,229

		403,472
Belgium - 0.2%
Colruyt SA	1,880	75,504
Bermuda - 0.6%
VTech Holdings, Ltd.	25,300	277,071
Canada - 0.8%
Imperial Oil, Ltd.	6,187	248,654
Metro, Inc.	3,356	165,745

		414,399
France - 0.5%
Air Liquide SA	583	63,055
Sanofi	980	66,648
Total SA	2,380	102,309

		232,012
Germany - 0.2%
SAP AG	1,060	60,816
Wincor Nixdorf AG	1,170	41,137

		101,953
Hong Kong - 2.0%
CNOOC, Ltd.	138,000	248,919
Hang Seng Bank, Ltd.	26,000	335,990
Power Assets Holdings, Ltd.	58,500	408,137

		993,046
Israel - 0.9%
Bezeq Israeli Telecommunication Corp., Ltd.	95,770	120,701
Teva Pharmaceutical Industries, Ltd.	8,010	320,708

		441,409
Japan - 0.9%
Makita Corp.	4,600	156,562
Shin-Etsu Chemical Co., Ltd.	2,600	133,716
Sumitomo Rubber Industries, Ltd.	12,900	156,394

		446,672
Malaysia - 1.3%
Malayan Banking Bhd	114,000	314,495
Telekom Malaysia Bhd	192,000	326,281

		640,776
Netherlands - 0.3%
Koninklijke KPN NV	7,010	66,266
Reed Elsevier NV	5,690	59,015
Unilever NV	1,310	41,216

		166,497
Norway - 0.4%
Telenor ASA	12,090	176,657

Singapore - 1.0%
ComfortDelGro Corp., Ltd.	190,000	216,747
United Overseas Bank, Ltd.	16,000	219,649
Venture Corp., Ltd.	7,900	48,923

		485,319
Sweden - 0.4%
Swedish Match AB	5,600	211,990
Switzerland - 1.4%
Nestle SA	3,540	200,625
Novartis AG	3,340	173,473
Roche Holding AG	1,190	185,725
Syngenta AG	150	48,026
Zurich Insurance Group AG (2)	300	61,337

		669,186
Taiwan - 1.0%
Advantech Co., Ltd.	46,600	159,247
Chunghwa Telecom Co., Ltd.	118,000	356,593

		515,840
United Kingdom - 1.0%
BP PLC	5,100	31,040
British American Tobacco PLC	800	37,710
British Sky Broadcasting Group PLC	3,500	37,112
GlaxoSmithKline PLC	2,600	57,622
Legal & General Group PLC	21,400	36,412
National Grid PLC	4,000	40,071
Royal Dutch Shell PLC, A Shares	2,130	65,923
SSE PLC	1,900	38,741
Tesco PLC	7,600	35,438
United Utilities Group PLC	3,900	39,490
Vodafone Group PLC	24,200	64,524

		484,083
United States - 9.8%
Altria Group, Inc.	16,100	518,259
Automatic Data Processing, Inc.	4,670	243,540
Exxon Mobil Corp.	9,020	709,243
General Dynamics Corp.	6,000	384,060
Home Depot, Inc.	7,950	392,253
Linear Technology Corp.	12,910	374,648
McDonald’s Corp.	4,338	387,557
Microsoft Corp.	16,200	472,878
Philip Morris International, Inc.	3,800	321,138
Sigma-Aldrich Corp.	4,776	331,311
Stryker Corp.	6,079	312,765
T. Rowe Price Group, Inc.	6,763	389,481

		4,837,133

Total Common Stocks (identified cost $12,264,142)		11,573,019

Preferred Stocks - 0.1%

Germany - 0.1%
Fuchs Petrolub AG	1,012	52,118

Total Preferred Stocks (identified cost $54,162)		52,118

International Bonds - 71.2%

Canada - 11.4%
Canadian Government Bond, 2.250%, 8/1/2014 (12)	$5,638,000	5,595,695
Germany - 9.1%
Bundesobligation, 2.500%, 10/10/2014 (12)	1,110,000	1,453,486
Bundesrepublik Deutschland, 3.500%, 1/4/2016 (12)	1,070,000	1,483,997

Bundesrepublik Deutschland, 3.750%, 1/4/2015 (12)	1,160,000	1,571,824

		4,509,307
United Kingdom - 9.1%
United Kingdom Treasury Bond, 2.250%, 3/7/2014 (12)	430,000	686,358
United Kingdom Treasury Bond, 4.750%, 9/7/2015 (12)	1,560,000	2,750,742
United Kingdom Treasury Bond, 5.000%, 9/7/2014 (12)	600,000	1,024,656

		4,461,756
United States - 41.6%
United States Treasury Note/Bond, 0.250%, 11/30/2013	1,660,000	1,660,130
United States Treasury Note/Bond, 0.375%, 11/15/2014	4,990,000	4,997,799
United States Treasury Note/Bond, 1.250%, 8/31/2015	4,850,000	4,982,618
United States Treasury Note/Bond, 1.375%, 11/30/2015	1,750,000	1,805,508
United States Treasury Note/Bond, 1.500%, 12/31/2013	2,030,000	2,069,808
United States Treasury Note/Bond, 4.250%, 11/15/2014	4,550,000	4,985,804

		20,501,667

Total International Bonds (identified cost $35,282,214)		35,068,425

Short-Term Investments - 5.1%

Repurchase Agreement - 5.1%
Agreement with State Street Bank & Trust Co., 0.050%, dated 5/31/2012, to be repurchased at $2,513,139 on 6/1/2012, collateralized by a U.S. Government Agency Obligation with a maturity of 11/25/2040, with a market value of $2,563,400 (at amortized cost)	2,513,135	2,513,135

Total Short-Term Investments (identified cost $2,513,135)		2,513,135

Total Investments - 99.9% (identified cost $50,113,653)		49,206,697
Other Assets and Liabilities - 0.1%		59,595

Total Net Assets - 100.0%		$49,266,292

Pyrford Global Strategic Return Fund

Industry Division

As of May 31, 2012

(Unaudited)

Industry	Value	% of Total Net Assets
Aerospace/Defense	$384,060	0.8%
Agriculture	1,089,097	2.2
Auto Parts & Equipment	156,394	0.3
Banks	870,134	1.8
Chemicals	576,109	1.2
Commercial Services	379,778	0.8
Computers	200,384	0.4
Diversified Financial Services	389,481	0.8
Electric	446,878	0.9
Electronics	48,923	0.1
Food	662,757	1.3
Gas	40,071	0.1
Hand/Machine Tools	156,562	0.3
Healthcare-Products	312,765	0.6
Insurance	220,754	0.4
Media	96,127	0.2
Oil & Gas	1,406,087	2.9
Pharmaceuticals	804,176	1.6
Retail	779,810	1.6
Semiconductors	374,648	0.8
Software	533,694	1.1
Telecommunications	1,388,093	2.8
Transportation	216,747	0.4
Water	39,490	0.1

Total Common Stocks	11,573,019	23.5
Preferred Stocks	52,118	0.1
International Bonds	35,068,425	71.2
Repurchase Agreement	2,513,135	5.1

Total Investments	49,206,697	99.9
Other Assets and Liabilities	59,595	0.1

Total Net Assets	$49,266,292	100.0%

Ultra Short Tax-Free Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2012

(Unaudited)

Description	Shares or Principal Amount	Value
Municipals - 92.3%

Alabama - 0.8%
Alabama Agricultural & Mechanical University, AMBAC, 5.000%, 11/1/2012	$300,000	$303,474
Alabama Agricultural & Mechanical University, AMBAC, 5.000%, 11/1/2013	475,000	488,233
Alabama Board of Education, AMBAC, 5.375%, 10/1/2014, Call 7/2/2012	50,000	50,077
Alabama Drinking Water Finance Authority, AMBAC, 5.000%, 8/15/2014	500,000	535,270
Alabama Private Colleges & Universities Facilities Authority, AGC, 5.000%, 9/1/2015	700,000	749,581
Birmingham-Baptist Medical Centers Special Care Facilities Financing Authority, 5.000%, 11/15/2012	1,600,000	1,628,944
Birmingham-Baptist Medical Centers Special Care Facilities Financing Authority, 5.000%, 11/15/2013	1,145,000	1,207,792
County of Jefferson, 5.400%, 9/1/2012, Call 7/2/2012	10,000	10,003
County of Pike, 2.000%, 10/1/2012	470,000	471,565

		5,444,939
Alaska - 0.0%
Alaska Housing Finance Corp., 3.875%, 6/1/2014, Call 10/1/2012	50,000	50,155
State of Alaska, AMBAC, 4.550%, 7/15/2012	100,000	100,347
State of Alaska, AMBAC, 4.600%, 7/15/2013, Call 7/15/2012	160,000	160,778

		311,280
Arizona - 2.6%
Arizona Health Facilities Authority, 1.180%, 2/2/2015, Call 2/1/2013 (3)	45,000	42,399
Arizona Health Facilities Authority, 1.550%, 11/15/2033, Call 6/7/2012 (3)	1,870,000	1,870,000
Arizona Health Facilities Authority, NATL-RE FGIC, 5.500%, 6/1/2014	1,130,000	1,203,088
Arizona School Facilities Board, 4.000%, 9/1/2014	100,000	105,892
Arizona School Facilities Board, AGM, 5.250%, 9/1/2014	200,000	217,280
Arizona School Facilities Board, AMBAC, 4.000%, 7/1/2015	3,075,000	3,293,448
Arizona School Facilities Board, AMBAC, 4.250%, 7/1/2015	25,000	26,963
Arizona School Facilities Board, AMBAC, 5.250%, 7/1/2013	500,000	521,835
Arizona School Facilities Board, NATL-RE FGIC, 5.000%, 9/1/2014	605,000	660,273
Arizona School Facilities Board, NATL-RE FGIC, 5.250%, 9/1/2014, Call 9/1/2013	175,000	183,419
Glendale Industrial Development Authority, 3.875%, 12/1/2012	40,000	40,603
Maricopa County Elementary School District No. 2 Riverside, 3.000%, 7/1/2012	425,000	425,680
Maricopa County Pollution Control Corp., 6.000%, 5/1/2014 (3)	1,500,000	1,634,625
Maricopa County School District No. 17 Tolleson Elementary, 3.000%, 7/1/2012	300,000	300,540
Maricopa County Stadium District, AMBAC, 5.250%, 6/1/2012	250,000	250,000
Maricopa County Unified School District No. 95 Queen Creek, NATL-RE FGIC, 3.500%, 7/1/2012	225,000	225,486
Pima County Industrial Development Authority, 6.250%, 7/1/2013, Call 1/1/2013	240,000	244,771
Pima County Unified School District No. 30 Sahuarita, 0.000%, 7/1/2012	221,000	220,600
Pima County Unified School District No. 30 Sahuarita, 3.000%, 7/1/2012	900,000	901,809
Pima County Unified School District No. 6 Marana, NATL-RE, 4.500%, 7/1/2012	175,000	175,439
Pima County Unified School District No. 6 Marana, NATL-RE, 4.500%, 7/1/2013	50,000	51,746
Pinal County Electric District No. 3, 2.000%, 7/1/2013	745,000	754,201
Pinal County Electric District No. 3, 4.000%, 7/1/2014	1,000,000	1,049,340
Surprise Municipal Property Corp., AMBAC, 3.500%, 7/1/2012	100,000	100,233
Surprise Municipal Property Corp., AMBAC, 5.000%, 7/1/2013	100,000	104,420
Surprise Municipal Property Corp., AMBAC, 5.000%, 7/1/2015, Call 7/1/2014	100,000	107,093
Town of Gilbert, 5.000%, 7/1/2012	50,000	50,166
University Medical Center Corp., 4.000%, 7/1/2013	500,000	517,320
University Medical Center Corp., 5.000%, 7/1/2013	540,000	564,462
Yuma Municipal Property Corp., 5.000%, 7/1/2019	1,385,000	1,656,723

		17,499,854
Arkansas - 0.3%
City of Fort Smith, 2.375%, 5/1/2027, Call 5/1/2022	965,000	985,140
Conway Health Facilities Board, 2.750%, 8/1/2012	270,000	271,058

County of Jefferson, AGM, 3.000%, 6/1/2014	450,000	462,375
Siloam Springs Public Education Facilities Board, 2.000%, 12/1/2012	100,000	100,845

		1,819,418
California - 7.8%
Alvord Unified School District, NATL-RE, 5.050%, 2/1/2013	370,000	379,712
Anaheim City School District, NATL-RE FGIC, 0.000%, 8/1/2017	200,000	175,596
Anaheim Public Financing Authority, AMBAC, 4.000%, 10/1/2012	25,000	25,183
Antioch Area Public Facilities Financing Agency, NATL-RE, 4.250%, 8/1/2012	100,000	100,512
California Community College Financing Authority, 3.000%, 6/1/2013	200,000	204,406
California Health Facilities Financing Authority, 3.500%, 8/15/2014	250,000	261,747
California Housing Finance Agency, 2.375%, 8/1/2014, Call 2/1/2013	650,000	652,398
California Infrastructure & Economic Development Bank, NATL-RE FGIC, 4.250%, 5/1/2013	950,000	969,418
California State Public Works Board, AMBAC, 5.250%, 6/1/2012	100,000	100,000
Carlsbad Unified School District, 0.000%, 8/1/2012	45,000	44,976
Chino Redevelopment Agency, AMBAC, 4.000%, 9/1/2012	300,000	301,506
City of Duarte, 2.000%, 7/1/2022, Call 6/6/2012 (3)	75,000	75,000
City of Fresno CA Water System Revenue, NATL-RE FGIC, 5.250%, 6/1/2015, Call 6/1/2013	525,000	546,583
City of Lodi, NATL-RE, 4.500%, 10/1/2016, Call 10/1/2014	175,000	187,808
City of Lodi, NATL-RE, 5.500%, 10/1/2017, Call 10/1/2014	175,000	190,577
City of Palo Alto, 2.000%, 9/2/2013	250,000	253,510
City of Santa Ana, AMBAC, 5.000%, 6/1/2012	225,000	225,000
City of Santa Rosa, 0.600%, 9/1/2033, Call 6/7/2012 (3)	5,300,000	5,300,000
City of Turlock, 5.000%, 10/15/2012	895,000	908,452
City of Turlock, 5.000%, 10/15/2014	820,000	881,754
City of Yucaipa, 3.000%, 9/1/2014	425,000	436,420
City of Yucaipa, 3.000%, 9/1/2015	345,000	352,925
Compton Community College District, NATL-RE, 4.000%, 7/1/2013	100,000	102,497
County of Alameda, NATL-RE, 0.000%, 6/15/2013	300,000	288,093
County of Mendocino, AGM, 2.000%, 6/1/2013	975,000	983,317
County of Mendocino, AGM, 3.000%, 6/1/2014	985,000	1,013,644
County of Mendocino, AGM, 3.000%, 6/1/2016	1,045,000	1,086,507
County of San Bernardino, NATL-RE, 4.000%, 7/1/2012	240,000	240,322
Delhi Unified School District, AMBAC, 0.000%, 8/1/2012	405,000	403,433
Fairfield-Suisun Unified School District, AMBAC, 5.000%, 8/15/2013	1,980,000	2,055,438
Fresno Joint Powers Financing Authority, XLCA, 4.000%, 10/1/2014, Call 7/2/2012	90,000	90,233
Gilroy Unified School District, 0.000%, 4/1/2013	500,000	498,155
Golden State Tobacco Securitization Corp., 5.000%, 6/1/2012	250,000	250,000
Golden State Tobacco Securitization Corp., AMBAC, 5.000%, 6/1/2014	150,000	159,884
Hemet Unified School District, 1.680%, 10/1/2012 (3)	5,000,000	5,000,500
Hesperia Unified School District, FSA, 2.100%, 2/1/2038, Call 6/1/2012 (3)	4,000,000	4,000,000
Hueneme Elementary School District, NATL-RE FGIC, 0.000%, 8/1/2014	100,000	95,190
Long Beach Bond Finance Authority, AMBAC, 5.000%, 8/1/2012	100,000	100,425
Los Angeles Convention & Exhibit Center Authority, AMBAC, 3.500%, 8/15/2014	50,000	51,722
Midpeninsula Regional Open Space District, AMBAC, 3.250%, 9/1/2012	100,000	100,421
Oakland Unified School District/Alameda County, NATL-RE FGIC, 5.000%, 8/1/2013	180,000	187,801
Pittsburg Infrastructure Financing Authority, AGM, 2.000%, 9/2/2012	175,000	175,310
Pittsburg Infrastructure Financing Authority, AGM, 2.000%, 9/2/2013	200,000	200,610
Pittsburg Infrastructure Financing Authority, AGM, 3.000%, 9/2/2014	390,000	395,495
Placer County Community Facilities District, 3.000%, 9/1/2013	735,000	748,384
Plumas Unified School District, 3.900%, 8/1/2012	25,000	25,053
Puttable Floating Option Tax-Exempt Receipts, 0.680%, 8/1/2030	7,600,000	7,600,000
Puttable Floating Option Tax-Exempt Receipts, 0.880%, 2/1/2025 (3)	1,980,000	1,980,000
Puttable Floating Option Tax-Exempt Receipts, NATL-RE, 0.570%, 8/1/2037, Call 8/1/2017 (3) (5) (6)	2,500,000	2,500,000
Rancho Santa Fe Community Services District, 3.000%, 9/1/2012	195,000	196,090
Rancho Santa Fe Community Services District, 3.000%, 9/1/2013	235,000	239,571
Sacramento Municipal Utility District, NATL-RE, 5.000%, 7/1/2012	100,000	100,353
Sacramento Municipal Utility District, NATL-RE, 5.000%, 7/1/2013	100,000	104,795
Salida Area Public Facilities Financing Agency, 3.000%, 9/1/2013	450,000	460,152
Salida Area Public Facilities Financing Agency, 3.000%, 9/1/2014	460,000	471,951
Salida Area Public Facilities Financing Agency, 3.000%, 9/1/2015	715,000	732,324
Santa Barbara Redevelopment Agency, AMBAC, 5.000%, 3/1/2013	500,000	512,425
Santa Rosa Elementary School District, AGM, 2.000%, 8/1/2012	265,000	265,700
Santaluz Community Facilities District No. 2, 3.000%, 9/1/2013	2,000,000	2,044,360
Santaluz Community Facilities District No. 2, 3.000%, 9/1/2014	760,000	782,785
Sierra View Local Health Care District, 4.600%, 7/1/2015	100,000	107,152

Southern California Public Power Authority, 5.000%, 11/1/2014	900,000	951,975
State of California, 5.000%, 3/1/2017	190,000	221,443
State of California, 5.200%, 3/1/2014, Call 7/2/2012	75,000	75,259
State of California, NATL-RE, 5.000%, 6/1/2012	150,000	150,000
State of California, NATL-RE FGIC, 4.500%, 2/1/2014, Call 7/2/2012	15,000	15,044
Stockton Unified School District, NATL-RE, 4.500%, 1/1/2014, Call 7/2/2012	375,000	379,612
Vallejo City Unified School District, MBIA, 5.000%, 2/1/2013	500,000	507,145
Vallejo City Unified School District, NATL-RE, 5.200%, 2/1/2014	725,000	747,337
Victor Elementary School District, NATL-RE, 0.000%, 6/1/2015	270,000	244,836
West Kern Water District, 3.000%, 6/1/2013	205,000	208,801
Westlands Water District, 4.000%, 9/1/2012	125,000	126,045

		52,551,072
Colorado - 7.3%
Broomfield Urban Renewal Authority, 1.100%, 12/1/2030, Call 6/1/2012 (3)	5,225,000	5,225,000
City of Colorado Springs, AMBAC, 3.880%, 12/15/2024 (3)	9,375,000	9,375,000
Colorado Educational & Cultural Facilities Authority, 1.550%, 7/1/2037, Call 6/7/2012 (3)	4,905,000	4,905,000
Colorado Educational & Cultural Facilities Authority, 2.000%, 4/1/2013	130,000	130,848
Colorado Educational & Cultural Facilities Authority, 2.375%, 3/1/2013	120,000	120,926
Colorado Educational & Cultural Facilities Authority, 2.400%, 12/1/2012	125,000	125,589
Colorado Educational & Cultural Facilities Authority, 3.000%, 6/1/2012	200,000	200,000
Colorado Educational & Cultural Facilities Authority, 4.500%, 12/15/2014, Call 7/2/2012 (5) (6)	190,000	190,277
Colorado Educational & Cultural Facilities Authority, 4.750%, 12/15/2015, Call 7/2/2012 (5) (6)	1,045,000	1,046,505
Colorado Educational & Cultural Facilities Authority, CIFG, 4.000%, 6/1/2014	300,000	308,325
Colorado Educational & Cultural Facilities Authority, XLCA, 3.600%, 12/1/2012	100,000	101,384
Colorado Educational & Cultural Facilities Authority, XLCA, 5.000%, 6/15/2014	465,000	488,031
Colorado Health Facilities Authority, 3.000%, 12/1/2013	160,000	164,069
Colorado Health Facilities Authority, 3.000%, 12/1/2014	425,000	439,565
Colorado Housing & Finance Authority, 0.750%, 4/1/2038, Call 6/6/2012 (3)	6,550,000	6,550,000
Colorado Mountain Junior College District, NATL-RE, 3.750%, 8/1/2015	525,000	551,796
Colorado Water Resources & Power Development Authority, NATL-RE, 5.000%, 9/1/2016, Call 9/1/2014	185,000	197,423
Cornerstar Metropolitan District, 1.580%, 12/1/2037, Call 6/1/2012 (3)	1,900,000	1,900,000
E-470 Public Highway Authority, 2.900%, 9/1/2014, Call 3/1/2014 (3)	2,000,000	2,003,320
Goldsmith Metropolitan District, 1.850%, 12/1/2034, Call 6/1/2012 (3)	5,120,000	5,120,000
Grand Junction Downtown Development Authority, 3.000%, 12/15/2012	80,000	80,204
Park Creek Metropolitan District, AGC, 5.000%, 12/1/2015	100,000	110,524
Puttable Floating Option Tax-Exempt Receipts, 0.650%, 12/1/2028 (3)	2,000,000	2,000,000
Rangely Hospital District, 3.000%, 11/1/2013	1,000,000	1,014,340
Rangely Hospital District, 3.000%, 11/1/2014	665,000	679,430
Regional Transportation District, AMBAC, 5.000%, 12/1/2012	445,000	454,011
Town of Castle Rock Co., NATL-RE FGIC, 3.800%, 12/1/2012	240,000	243,696
University of Colorado, NATL-RE, 0.720%, 6/1/2025 (3)	5,470,000	5,470,000
Washington County School District R-3, 5.100%, 12/1/2012, Call 7/2/2012	30,000	30,097

		49,225,360
Connecticut - 0.3%
City of West Haven, 4.000%, 8/1/2013	150,000	153,702
City of West Haven, 4.000%, 8/1/2014	100,000	104,283
Connecticut State Health & Educational Facility Authority, 3.000%, 7/1/2013	670,000	686,937
Connecticut State Health & Educational Facility Authority, NATL-RE, 5.000%, 7/1/2013	875,000	916,659

		1,861,581
Florida - 6.5%
Bay Laurel Center Community Development District, AGM, 2.000%, 9/1/2013	400,000	405,656
Brevard County Health Facilities Authority, 5.000%, 4/1/2016	125,000	138,099
Canaveral Port Authority, NATL-RE FGIC, 4.000%, 6/1/2016, Call 6/1/2015	175,000	184,896
Citizens Property Insurance Corp., 1.930%, 6/1/2013 (3)	2,000,000	2,014,220
Citizens Property Insurance Corp., 4.000%, 6/1/2015	25,000	26,586
Citizens Property Insurance Corp., 5.000%, 6/1/2013	200,000	208,766
Citizens Property Insurance Corp., 5.000%, 6/1/2015	500,000	546,200
Citizens Property Insurance Corp., AGC, 4.500%, 6/1/2014	200,000	213,874
Citizens Property Insurance Corp., AGM, 3.250%, 6/1/2014	200,000	208,960
Citizens Property Insurance Corp., NATL-RE, 5.000%, 3/1/2014	800,000	852,144
Citizens Property Insurance Corp., NATL-RE, 5.000%, 3/1/2015	405,000	439,814
City of Daytona Beach FL Utility System Revenue, AGM, 4.250%, 11/15/2014, Call 11/15/2012	100,000	101,248
City of Gulf Breeze, 3.000%, 12/1/2012, Call 7/2/2012 (3)	7,235,000	7,260,178
City of Lakeland, 3.000%, 11/15/2013	250,000	257,552

City of Lakeland, NATL-RE, 0.000%, 10/1/2014	100,000	97,936
City of Leesburg, 5.000%, 7/1/2012	110,000	110,356
City of Leesburg, 5.000%, 7/1/2016, Call 7/1/2013	100,000	103,111
City of Melbourne FL Water & Sewer Revenue, NATL-RE FGIC, 0.000%, 10/1/2015	120,000	109,627
City of Ocala, AMBAC, 3.400%, 10/1/2012	150,000	151,217
City of Palm Bay, NATL-RE FGIC, 3.250%, 10/1/2012	30,000	30,298
City of Palm Bay, NATL-RE FGIC, 3.250%, 10/1/2012	70,000	70,687
City of Port St. Lucie, AGM, 1.500%, 9/1/2013	535,000	538,879
City of Port St. Lucie, AGM, 1.750%, 9/1/2014	640,000	645,766
City of Sunrise, NATL-RE, 0.000%, 10/1/2015	395,000	353,956
City of Tallahassee, NATL-RE, 6.625%, 12/1/2013, Call 7/2/2012	305,000	306,406
City of Tampa, NATL-RE, 5.500%, 11/15/2014	150,000	166,221
City of West Palm Beach, AGC, 0.380%, 10/1/2038, Call 6/6/2012 (3)	8,000,000	8,000,000
County of Bay, 3.500%, 9/1/2016	375,000	371,197
County of Clay, AMBAC, 3.000%, 6/1/2012	345,000	345,000
County of Miami-Dade, NATL-RE FGIC, 5.000%, 8/1/2014	525,000	566,034
County of Miami-Dade, XLCA, 4.000%, 10/1/2015	150,000	163,688
County of Sarasota, AMBAC, 4.000%, 10/1/2013	195,000	200,189
County of St. Lucie, NATL-RE, 5.250%, 10/1/2017, Call 10/1/2013	1,260,000	1,334,101
County of Volusia, AGM, 3.500%, 12/1/2013, Call 7/2/2012	50,000	50,091
Emerald Coast Utilities Authority, NATL-RE FGIC, 0.000%, 1/1/2015	60,000	54,835
Emerald Coast Utilities Authority, NATL-RE FGIC, 6.250%, 1/1/2013	400,000	409,708
Florida Higher Educational Facilities Financial Authority, 3.000%, 7/1/2012	250,000	250,293
Florida Higher Educational Facilities Financial Authority, 3.000%, 4/1/2014 (4)	300,000	308,988
Florida Higher Educational Facilities Financial Authority, 4.000%, 4/1/2014	255,000	268,255
Florida Higher Educational Facilities Financial Authority, 4.000%, 4/1/2015 (4)	150,000	159,294
Florida Higher Educational Facilities Financial Authority, 4.000%, 4/1/2016 (4)	100,000	107,055
Florida Hurricane Catastrophe Fund Finance Corp., 4.125%, 7/1/2013	100,000	103,981
Florida State Board of Education, NATL-RE FGIC, 5.000%, 7/1/2017, Call 7/1/2012	150,000	152,022
Halifax Hospital Medical Center, 5.000%, 6/1/2013	100,000	104,139
Hillsborough County Industrial Development Authority, 5.000%, 10/1/2012	500,000	506,490
Hillsborough County Industrial Development Authority, 5.100%, 10/1/2013, Call 10/1/2012	200,000	202,660
Hillsborough County School Board, AMBAC, 4.000%, 10/1/2013	50,000	51,370
JPMorgan Chase Putters/Drivers Trust, 0.450%, 3/1/2021 (3) (5) (6)	5,000,000	5,000,000
Manatee County School District, AGM, 4.000%, 7/1/2017, Call 7/1/2015	200,000	211,736
Miami-Dade County School Board, AGM, 5.375%, 8/1/2014	150,000	164,025
Orange County Health Facilities Authority, 4.000%, 10/1/2013	220,000	228,615
Orange County Health Facilities Authority, 5.000%, 10/1/2012	735,000	745,290
Orlando Community Redevelopment Agency, 3.000%, 4/1/2014	220,000	226,510
Orlando Community Redevelopment Agency, 3.000%, 4/1/2014	1,005,000	1,034,738
Orlando Community Redevelopment Agency, 5.000%, 4/1/2015	500,000	544,690
Orlando Community Redevelopment Agency, 5.000%, 4/1/2015	1,835,000	1,999,012
Palm Beach County Health Facilities Authority, 5.350%, 10/1/2014, Call 10/1/2013	1,000,000	1,053,850
Palm Beach County School District, NATL-RE, 3.900%, 8/1/2015	100,000	108,497
Palm Beach County Solid Waste Authority, AMBAC, 0.000%, 10/1/2013	100,000	97,825
Pinellas County Educational Facilities Authority, 3.000%, 10/1/2013	105,000	107,150
Polk County School District, AGM, 4.500%, 10/1/2012	25,000	25,312
Polk County School District, NATL-RE, 5.000%, 10/1/2013	145,000	151,422
St. Johns County School Board, NATL-RE, 4.100%, 7/1/2014	400,000	417,876
St. Lucie County School Board, NATL-RE FGIC, 5.000%, 10/1/2012	855,000	865,568
Sunshine State Governmental Financing Commission, 5.000%, 9/1/2012	1,075,000	1,086,524
Volusia County Educational Facility Authority, AGM, 3.000%, 10/15/2012	250,000	251,722
Volusia County Educational Facility Authority, RADIAN, 4.000%, 10/15/2012	40,000	40,459
Volusia County School Board, AGM, 3.800%, 10/1/2014	100,000	104,597

		43,717,461
Georgia - 1.8%
Bartow County Development Authority, 5.100%, 6/6/2013 (3)	100,000	102,369
Downtown Dalton Development Authority, NATL-RE, 5.500%, 8/15/2017	400,000	446,324
East Point Building Authority, XLCA, 4.000%, 2/1/2013	35,000	35,416
Fulton County Development Authority, 4.000%, 10/1/2019	2,000,000	2,217,900
Fulton County Development Authority, 5.000%, 3/15/2016	595,000	666,769
Fulton County Development Authority, 5.000%, 10/1/2019	2,000,000	2,384,200
Gainesville & Hall County Development Authority, 5.000%, 11/15/2012	230,000	234,267
Gainesville & Hall County Development Authority, 7.250%, 11/15/2029, Call 7/2/2012	2,000,000	2,010,020
Georgia Housing & Finance Authority, FHA, 0.000%, 12/1/2016	2,010,000	1,533,469
Private Colleges & Universities Authority, 4.000%, 10/1/2013	710,000	737,044
Private Colleges & Universities Authority, 4.000%, 10/1/2015	1,535,000	1,642,373

		12,010,151

Hawaii - 0.0%
Hawaii State Department of Budget & Finance, 5.250%, 7/1/2013, Call 7/16/2012	110,000	110,363
Illinois - 5.8%
Boone Mchenry & Dekalb Counties Community Unit School District 100, AGM, 0.000%, 12/1/2012	40,000	39,860
Central Lake County Joint Action Water Agency, AMBAC, 5.250%, 5/1/2016, Call 5/1/2013	125,000	129,440
Chicago Transit Authority, AMBAC, 4.000%, 6/1/2012	10,000	10,000
Chicago Transit Authority, AMBAC, 4.000%, 6/1/2012	140,000	140,000
Chicago Transit Authority, AMBAC, 5.250%, 6/1/2013	205,000	213,614
City of Berwyn, AMBAC, 5.000%, 12/1/2013	1,995,000	2,078,172
City of Chicago, AMBAC, 0.000%, 1/1/2013	170,000	169,004
City of Chicago, NATL-RE, 5.000%, 1/1/2013	200,000	205,464
City of Chicago, NATL-RE, 5.250%, 1/1/2017, Call 1/1/2013	840,000	863,848
City of Chicago, NATL-RE FGIC, 0.000%, 1/1/2016	150,000	140,550
City of Joliet, 2.000%, 1/1/2017	180,000	179,687
City of Joliet, 4.000%, 1/1/2014	560,000	585,418
City of Joliet, 4.000%, 1/1/2015	125,000	132,822
City of Ottawa, RADIAN, 4.200%, 8/15/2012	490,000	493,788
City of Springfield Electric Revenue, 5.000%, 3/1/2016	300,000	330,207
City of Springfield Electric Revenue, 5.000%, 3/1/2017	300,000	334,446
City of Springfield Electric Revenue, NATL-RE, 4.000%, 3/1/2013	800,000	812,840
City of Springfield Electric Revenue, NATL-RE, 4.000%, 3/1/2015	75,000	78,998
City of Springfield Electric Revenue, NATL-RE, 5.000%, 3/1/2014	250,000	263,055
City of Springfield Electric Revenue, NATL-RE, 5.000%, 3/1/2015	740,000	801,124
City of Waukegan, AGM, 3.000%, 12/30/2013	200,000	205,580
City of Waukegan, AGM, 4.000%, 12/30/2015	535,000	572,824
Cook County School District No. 130 Blue Island, XLCA, 4.250%, 12/1/2013	500,000	518,290
Cook County School District No. 149 Dolton, AMBAC, 0.000%, 12/1/2012	300,000	297,945
Cook County School District No. 30 Northbrook-Glenview, NATL-RE, 0.000%, 11/1/2012	955,000	947,580
County of Cook, NATL-RE, 5.250%, 11/15/2016, Call 11/15/2013	315,000	336,839
County of Du Page, AGM, 5.000%, 1/1/2017, Call 7/1/2015	100,000	107,870
Eastern Illinois University, AMBAC, 5.000%, 4/1/2015	200,000	218,454
Illinois Finance Authority, 1.125%, 10/1/2012 (3)	500,000	501,360
Illinois Finance Authority, 4.000%, 4/1/2014	30,000	31,834
Illinois Finance Authority, 4.150%, 11/1/2012 (3)	110,000	111,096
Illinois Finance Authority, 4.410%, 8/15/2031, Call 6/7/2012 (3)	3,220,000	3,220,000
Illinois Finance Authority, 4.500%, 11/15/2012	250,000	253,340
Illinois Finance Authority, 4.550%, 11/1/2018, Call 11/1/2013	100,000	103,756
Illinois Finance Authority, 5.000%, 11/1/2014	100,000	107,794
Illinois Finance Authority, 5.000%, 12/15/2016, Call 12/1/2015	827,000	837,337
Illinois Finance Authority, 5.250%, 6/1/2013, Call 7/2/2012	175,000	175,572
Illinois Finance Authority, AGM, 0.410%, 12/1/2022, Call 6/1/2012 (3)	200,000	200,000
Illinois Finance Authority, NATL-RE, 0.000%, 1/1/2013	75,000	74,527
Illinois Finance Authority, NATL-RE, 0.000%, 12/1/2013	50,000	48,334
Illinois Finance Authority, NATL-RE, 0.000%, 1/1/2014 (4)	100,000	97,025
Illinois Finance Authority, NATL-RE, 5.500%, 11/15/2015	75,000	83,588
Illinois Finance Authority, XLCA, 5.000%, 8/1/2015	50,000	54,022
Illinois Housing Development Authority, 4.000%, 7/1/2012	180,000	180,319
Illinois Housing Development Authority, 4.100%, 1/1/2013	220,000	222,587
Illinois Housing Development Authority, NATL-RE, 4.100%, 1/1/2014, Call 7/1/2013	145,000	147,530
Illinois State University, 4.000%, 4/1/2013	605,000	615,751
Illinois Student Assistance Commission, AGC, 3.150%, 5/1/2014, Call 6/18/2012	135,000	135,167
Kane & DeKalb Counties Community Unit School District No. 301 Burlington, AMBAC, 0.000%, 12/1/2012	100,000	98,635
Kane County School District No. 129 West Aurora, NATL-RE FGIC, 5.000%, 2/1/2015	350,000	385,815
Kendall Kane & Will Counties Community Unit School District No. 308, 3.000%, 10/1/2014	155,000	162,463
Kendall Kane & Will Counties Community Unit School District No. 308, 4.000%, 10/1/2015	70,000	76,676
Lake County Community Unit School District No. 116 Round Lake, NATL-RE, 9.000%, 1/1/2013	465,000	483,251
Lake County School District No. 37 Gavin, FSA, 0.000%, 12/1/2014	400,000	378,148
Lake County School District No. 38 Big Hallow, AMBAC, 0.000%, 2/1/2013	450,000	440,644
Lake County School District No. 38 Big Hollow, AMBAC, 0.000%, 2/1/2015	200,000	181,446
Lake County Township High School District No. 126 Zion-Benton, NATL-RE, 0.000%, 2/1/2014	910,000	882,818

Macon-Christian-De Witt Etc Counties Community College District No. 537 Richland, 5.000%, 11/1/2013	275,000	289,836
Marion & Jefferson Counties Community High School District No. 600 Salem, NATL-RE FGIC, 0.000%, 11/1/2016	475,000	409,792
Mason Hospital District, RADIAN, 7.250%, 12/1/2015	155,000	168,256
McHenry & Kane Counties Community Consolidated School District 158, NATL-RE, 0.000%, 1/1/2015 (4)	100,000	92,815
McHenry & Kane Counties Community Consolidated School District No. 158 Huntley, NATL-RE FGIC, 0.000%, 1/1/2014	400,000	384,020
Railsplitter Tobacco Settlement Authority, 3.000%, 6/1/2012	400,000	400,000
Railsplitter Tobacco Settlement Authority, 3.125%, 6/1/2014	635,000	660,864
Railsplitter Tobacco Settlement Authority, 4.000%, 6/1/2012	250,000	250,000
Saint Clair County School District No. 118 Belleville, AMBAC, 0.000%, 12/1/2014	200,000	183,408
Saint Clair County School District No. 189 East St. Louis, 2.250%, 1/1/2014	300,000	299,766
State of Illinois, 2.000%, 10/1/2033, Call 6/6/2012 (3)	7,000,000	7,000,000
State of Illinois, 3.500%, 9/1/2012	500,000	503,975
State of Illinois, 5.000%, 3/1/2013	200,000	206,218
State of Illinois, 5.000%, 1/1/2014	250,000	265,315
State of Illinois, 5.000%, 3/1/2014	35,000	37,787
State of Illinois, 5.000%, 3/1/2014	65,000	69,388
State of Illinois, 5.000%, 3/1/2015, Call 3/1/2014	225,000	243,121
State of Illinois, 5.250%, 10/1/2015, Call 10/1/2012	100,000	101,635
State of Illinois, AGM, 5.250%, 12/1/2018, Call 12/1/2012	100,000	102,481
State of Illinois, AGM, 5.375%, 12/1/2015, Call 12/1/2012	100,000	102,543
State of Illinois, AGM, 5.500%, 4/1/2013	130,000	135,292
State of Illinois, FSA, 5.500%, 12/15/2014, Call 7/2/2012	200,000	200,712
State of Illinois, NATL-RE, 5.500%, 8/1/2017, Call 8/1/2012	1,925,000	1,940,939
Town of Cicero, XLCA, 5.000%, 1/1/2013	235,000	237,721
Town of Cicero, XLCA, 5.000%, 1/1/2014	210,000	215,775
University of Illinois, 5.000%, 10/1/2012	100,000	101,259
University of Illinois, AMBAC, 5.000%, 10/1/2012	250,000	253,107
Village of Bolingbrook, NATL-RE, 3.875%, 3/1/2015	200,000	208,690
Village of Bourbonnais, 4.500%, 11/1/2015	210,000	230,030
Village of Bridgeview, AMBAC, 3.300%, 12/1/2015, Call 12/1/2013	330,000	331,620
Village of Cary, RADIAN, 4.400%, 3/1/2016	365,000	368,157
Village of Elwood, RADIAN, 4.200%, 3/1/2016, Call 3/1/2014	100,000	102,820
Village of Glenwood, AGM, 2.500%, 12/1/2012	170,000	170,891
Village of Glenwood, AGM, 3.000%, 12/1/2013	140,000	142,685
Village of Glenwood, AGM, 3.000%, 12/1/2014	165,000	168,623
Village of Harwood Heights, XLCA, 4.200%, 12/1/2012	50,000	50,328
Village of Hillside, 2.000%, 12/1/2016	55,000	55,854
Village of Melrose Park, NATL-RE FGIC, 0.000%, 12/15/2014	100,000	91,831
Village of Midlothian, 4.000%, 1/1/2014	100,000	102,250
Village of Sauk Village, RADIAN, 5.350%, 12/1/2014, Call 12/1/2012	75,000	75,373
Village of Willow Springs, 2.500%, 12/15/2012	50,000	50,455
Will County Community School District No. 161 Summit Hill, NATL-RE FGIC, 0.000%, 1/1/2015	225,000	211,554
Will County Community Unit School District No. 201-U Crete-Monee, NATL-RE FGIC, 0.000%, 11/1/2012	100,000	99,628
Will County Community Unit School District No. 201-U Crete-Monee, NATL-RE FGIC, 0.000%, 11/1/2014	100,000	96,607

		38,911,975
Indiana - 2.1%
Boone County Hospital Association, NATL-RE FGIC, 5.500%, 7/10/2012	50,000	50,236
City of Greenwood, 4.000%, 10/1/2014	100,000	106,250
City of Terre Haute, 1.550%, 8/1/2036, Call 6/7/2012 (3)	5,000,000	5,000,000
Clarksville High School Building Corp., NATL-RE FGIC, 4.500%, 7/15/2012	50,000	50,241
Columbus Multi School Building Corp., AMBAC, 0.000%, 1/1/2013	100,000	99,205
County of Jasper, NATL-RE, 5.200%, 6/1/2013	100,000	103,880
County of Knox, 3.000%, 4/1/2015	200,000	207,524
Hammond Local Public Improvement Bond Bank, 4.000%, 2/15/2013	250,000	254,560
Hammond Local Public Improvement Bond Bank, 5.000%, 2/15/2014	500,000	526,225
Indiana Finance Authority, 3.000%, 7/1/2012	100,000	100,135
Indiana Finance Authority, 3.000%, 10/1/2012	110,000	110,662
Indiana Finance Authority, 3.000%, 3/1/2013	380,000	384,476
Indiana Finance Authority, 3.000%, 10/1/2014	3,000,000	3,131,730
Indiana Finance Authority, 5.000%, 5/1/2014	250,000	268,727

Indiana Finance Authority, CIFG, 5.000%, 7/1/2012	100,000	100,310
Indiana Health & Educational Facilities Financing Authority, 5.250%, 3/1/2016	710,000	794,341
Indiana Health Facility Financing Authority, 5.000%, 6/1/2014 (3)	225,000	244,526
Indiana Municipal Power Agency, NATL-RE, 5.500%, 1/1/2016	200,000	219,772
Indiana Municipal Power Agency, NATL-RE, 6.000%, 1/1/2013	200,000	206,348
Northwestern School Building Corp., NATL-RE FGIC State Aid withholding, 5.000%, 7/15/2016, Call 7/15/2014	100,000	107,788
Puttable Floating Option Tax-Exempt Receipts, NATL-RE, 0.920%, 7/1/2022, Call 6/7/2012 (3)	1,500,000	1,500,000
St. Joseph County Hospital Authority, 4.750%, 8/15/2012, Call 7/2/2012	350,000	351,046

		13,917,982
Iowa - 1.2%
City of Ames, 3.000%, 6/15/2013	100,000	101,699
City of Ames, 4.000%, 6/15/2014	250,000	261,820
City of Coralville, 3.000%, 6/1/2014	1,200,000	1,226,592
City of Coralville, 3.000%, 6/1/2016	250,000	256,153
City of Coralville, 5.000%, 6/1/2014	2,115,000	2,244,078
City of Coralville, 5.000%, 6/1/2014	250,000	267,185
City of Coralville, 5.000%, 6/1/2017	50,000	56,758
City of Hills, 4.000%, 8/15/2015	1,690,000	1,804,345
Iowa Finance Authority, FGIC, 5.000%, 7/1/2014	500,000	536,740
Iowa Higher Education Loan Authority, 3.000%, 10/1/2012	115,000	115,639
Iowa Higher Education Loan Authority, 3.000%, 10/1/2013	160,000	162,790
Iowa Higher Education Loan Authority, 3.000%, 10/1/2015	340,000	356,915
Iowa Higher Education Loan Authority, 3.000%, 10/1/2016	350,000	370,381
Kirkwood Community College, 3.000%, 6/1/2012	190,000	190,000

		7,951,095
Kansas - 0.3%
City of Junction City, NATL-RE, 4.000%, 9/1/2012, Call 7/2/2012	100,000	100,216
Geary County Unified School District No. 475, NATL-RE, 5.250%, 9/1/2014	1,025,000	1,098,954
Kansas Development Finance Authority, 3.000%, 11/15/2013	300,000	308,583
Kansas Development Finance Authority, 3.000%, 11/15/2014	395,000	411,104

		1,918,857
Kentucky - 1.4%
City of Owensboro, AMBAC, 0.000%, 1/1/2015	25,000	23,411
City of Pikeville, USDA, 4.000%, 5/1/2013	2,500,000	2,529,725
County of Mason, 0.550%, 10/15/2014, Call 6/6/2012 (3)	4,700,000	4,700,000
Lexington-Fayette Urban County Government, 1.200%, 4/1/2013 (3)	2,005,000	2,005,000

		9,258,136
Louisiana - 3.3%
Ascension Parish Industrial Development Board, Inc., 1.060%, 12/1/2041, Call 6/7/2012 (3)	5,000,000	5,000,000
City of New Orleans, FGIC, 5.125%, 12/1/2012	150,000	152,594
Louisiana Local Government Environmental Facilities & Community Development Auth, AGM, 2.000%, 10/1/2012	100,000	100,317
Louisiana Local Government Environmental Facilities & Community Development Auth, AGM, 2.000%, 10/1/2013	100,000	101,244
Louisiana Municipal Gas Authority, 0.370%, 8/1/2016 (3)	5,000,000	5,000,000
Louisiana Offshore Terminal Authority, 1.875%, 10/1/2013 (3)	335,000	338,618
Louisiana Public Facilities Authority, 0.780%, 7/1/2021, Call 6/7/2012 (3)	2,545,000	2,545,000
Louisiana State Citizens Property Insurance Corp., 2.000%, 6/1/2013	100,000	100,982
Louisiana State Citizens Property Insurance Corp., 2.000%, 6/1/2014	100,000	101,271
Louisiana State Citizens Property Insurance Corp., AMBAC, 5.000%, 6/1/2012	2,565,000	2,565,000
Louisiana State Citizens Property Insurance Corp., AMBAC, 5.250%, 6/1/2013	140,000	146,665
Louisiana State Citizens Property Insurance Corp., AMBAC, 5.250%, 6/1/2014	110,000	119,138
New Orleans Aviation Board, AGC, 4.250%, 1/1/2015	250,000	266,562
Regional Transit Authority, NATL-RE FGIC, 0.000%, 12/1/2012	70,000	68,723
Regional Transit Authority, NATL-RE FGIC, 0.000%, 12/1/2015	275,000	239,850
St. Tammany Parish Hospital Service District No. 1, 2.000%, 7/1/2013	1,000,000	1,007,110
St. Tammany Parish Hospital Service District No. 1, 3.000%, 7/1/2014	1,400,000	1,440,656
Tangipahoa Parish Hospital Service District No. 1, 5.375%, 2/1/2014, Call 2/1/2013	2,000,000	2,077,000
Terrebonne Parish Consolidated Waterworks District No. 1, AMBAC, 5.000%, 11/1/2012	450,000	456,502
Terrebonne Parish Hospital Service District No. 1, 4.000%, 4/1/2013	105,000	107,406

		21,934,638

Maine - 0.1%
Town of Bucksport, 4.000%, 3/1/2014	650,000	679,380
Maryland - 0.9%
City of Baltimore, NATL-RE, 0.660%, 7/1/2020 (3)	6,000,000	6,000,000
City of Baltimore, NATL-RE, 5.375%, 9/1/2012, Call 7/2/2012	40,000	40,079

		6,040,079
Massachusetts - 1.5%
City of Fall River, AGM, 5.250%, 2/1/2018, Call 2/1/2013	100,000	103,298
Massachusetts Development Finance Agency, 1.250%, 11/1/2037, Call 6/7/2012 (3)	4,000,000	4,000,000
Massachusetts Development Finance Agency, 2.000%, 10/1/2014	1,000,000	1,019,180
Massachusetts Development Finance Agency, 3.000%, 7/1/2013 (4)	4,000,000	4,059,280
Massachusetts Development Finance Agency, 4.000%, 7/1/2013	200,000	207,102
Massachusetts Development Finance Agency, 4.000%, 7/1/2014	250,000	262,075
Massachusetts Development Finance Agency, 4.000%, 10/1/2015	200,000	216,752
Massachusetts Development Finance Agency, 5.000%, 1/1/2014	300,000	318,768

		10,186,455
Michigan - 3.2%
Almont Community Schools, NATL-RE Q-SBLF, 4.000%, 5/1/2015, Call 11/1/2013	200,000	207,552
Charter Township of Bath, NATL-RE, 4.000%, 11/1/2012	130,000	131,583
Charter Township of Redford, AMBAC, 4.800%, 4/1/2015, Call 10/1/2012	275,000	278,385
City of Detroit Sewage Disposal System Revenue, NATL-RE FGIC, 4.000%, 7/1/2012	250,000	250,470
City of Detroit Water Supply System Revenue, AGM, 5.000%, 7/1/2014	505,000	538,572
City of Detroit Water Supply System Revenue, NATL-RE, 4.000%, 7/1/2012 (3)	200,000	200,464
City of Detroit, AGM, 5.000%, 7/1/2012	50,000	50,175
City of Detroit, NATL-RE, 0.000%, 9/30/2015	175,000	157,600
City of Detroit, NATL-RE, 5.000%, 7/1/2012	850,000	852,210
City of Detroit, NATL-RE, 5.000%, 7/1/2012	1,000,000	1,002,600
City of Detroit, NATL-RE, 5.000%, 9/30/2013	3,090,000	3,231,522
City of Detroit, NATL-RE, 5.500%, 7/1/2013 (3)	650,000	680,394
City of Garden City, NATL-RE, 4.750%, 11/1/2012	100,000	101,217
City of Grand Haven, NATL-RE, 5.500%, 7/1/2014	200,000	209,680
City of Manistique, NATL-RE FGIC, 4.400%, 5/1/2013, Call 11/1/2012	50,000	50,709
City of Marquette, AMBAC, 4.000%, 5/1/2013	200,000	204,496
City of Marquette, AMBAC, 4.000%, 11/1/2014	160,000	167,515
City of Marquette, AMBAC, 4.000%, 5/1/2015, Call 5/1/2013	100,000	101,884
City of Pontiac, AGC, 3.750%, 5/1/2014	80,000	81,833
City of Pontiac, AGC, 5.000%, 5/1/2013	200,000	205,830
City of Saginaw, AGM, 2.000%, 7/1/2013	175,000	176,804
City of Wayne, AMBAC, 4.000%, 10/1/2017, Call 10/1/2015	300,000	316,806
County of Iron, AMBAC, 4.100%, 6/1/2014, Call 6/1/2012	200,000	200,000
County of Washtenaw, NATL-RE, 4.000%, 7/1/2018, Call 7/1/2014	100,000	104,934
Detroit City School District, AGM, 5.000%, 5/1/2013	495,000	513,261
Eastern Michigan University, AMBAC, 6.000%, 6/1/2012	200,000	200,000
Grand Blanc Community Schools, AGM, 2.000%, 5/1/2013	610,000	618,424
Hazel Park School District, AGM Q-SBLF, 2.000%, 5/1/2013	485,000	491,698
Kent Hospital Finance Authority, 5.250%, 1/15/2014 (3)	100,000	105,995
Michigan Finance Authority, 3.000%, 4/1/2013	125,000	126,906
Michigan Finance Authority, 3.500%, 4/1/2014	130,000	135,061
Michigan Finance Authority, 4.000%, 6/1/2014	500,000	525,915
Michigan Finance Authority, 4.000%, 4/1/2015	135,000	141,233
Michigan Finance Authority, 5.000%, 6/1/2014	1,225,000	1,301,244
Michigan Finance Authority, 5.000%, 6/1/2015	1,500,000	1,626,285
Michigan Municipal Bond Authority, AGM, 0.000%, 6/15/2012	25,000	24,992
Michigan Municipal Bond Authority, AGM, 0.000%, 6/15/2013	50,000	49,369
Michigan Municipal Bond Authority, AGM, 5.000%, 6/1/2013	65,000	66,950
Michigan Municipal Bond Authority, AMBAC, 4.500%, 5/1/2015, Call 7/2/2012	150,000	150,144
Michigan Municipal Bond Authority, AMBAC, 4.700%, 11/1/2013, Call 7/2/2012	150,000	150,441
Michigan Municipal Bond Authority, AMBAC, 5.500%, 11/1/2012, Call 7/2/2012	100,000	100,248
Michigan State Hospital Finance Authority, 5.500%, 11/1/2015, Call 11/1/2013	100,000	107,347
Michigan State Housing Development Authority, 1.000%, 10/1/2014, Call 4/1/2014	3,150,000	3,152,268
Oakland County Economic Development Corp., 4.500%, 12/1/2013	1,415,000	1,417,009
Redford Township Building Authority, AGM, 2.000%, 4/1/2014	355,000	356,519
Romulus Tax Increment Finance Authority, AGM, 4.250%, 11/1/2014	400,000	426,672
Saginaw-Midland Municipal Water Supply Corp., NATL-RE, 5.250%, 9/1/2014, Call 3/1/2013	215,000	220,158
Saginaw-Midland Municipal Water Supply Corp., NATL-RE, 5.250%, 9/1/2015, Call 3/1/2013	100,000	102,242

		21,613,616

Minnesota - 0.5%
City of Glencoe, 5.000%, 4/1/2013	260,000	266,365
City of Winona, 2.000%, 7/1/2015	100,000	101,074
City of Winona, 2.300%, 7/1/2016	500,000	507,010
City of Winona, 5.000%, 7/1/2014	150,000	161,277
Minneapolis & St. Paul Housing & Redevelopment Authority, 5.000%, 12/1/2014, Call 12/1/2013	15,000	15,839
St. Paul Housing & Redevelopment Authority, 3.500%, 7/1/2013, Call 6/18/2012	2,000,000	2,001,100
St. Paul Housing & Redevelopment Authority, NATL-RE, 5.000%, 11/15/2013	60,000	63,593

		3,116,258
Mississippi - 1.8%
Mississippi Business Finance Corp., 1.700%, 12/1/2036, Call 6/7/2012 (3)	12,000,000	12,000,000
Mississippi Hospital Equipment & Facilities Authority, 5.000%, 10/1/2017	200,000	233,666
Mississippi Hospital Equipment & Facilities Authority, NATL-RE FHA, 4.500%, 2/1/2014	145,000	151,597

		12,385,263
Missouri - 3.1%
Camdenton Reorganized School District No. R-III, 2.000%, 4/1/2014	625,000	634,887
Camdenton Reorganized School District No. R-III, 2.000%, 4/1/2015	200,000	203,866
City of Branson, 3.000%, 1/1/2013	130,000	131,284
City of Kansas City, 0.000%, 2/1/2013	100,000	98,582
City of Liberty, NATL-RE, 4.600%, 10/1/2014, Call 10/1/2012	135,000	136,904
City of Sikeston Electric System Revenue, NATL-RE, 6.000%, 6/1/2014	225,000	242,599
City of Springfield, 5.000%, 6/1/2013	230,000	238,126
City of Springfield, 5.000%, 6/1/2014	255,000	271,802
City of St. Louis, 4.000%, 7/1/2013	890,000	916,851
City of St. Louis Airport Revenue, AGM, 5.250%, 7/1/2016, Call 7/1/2013	220,000	229,293
City of St. Louis, AGM, 5.000%, 7/1/2014	150,000	161,823
Clarence Cannon Wholesale Water Commission, NATL-RE, 4.000%, 5/15/2013	250,000	255,695
County of Jackson, AMBAC, 0.000%, 12/1/2015	90,000	82,187
Hannibal Industrial Development Authority, 4.300%, 3/1/2013	1,345,000	1,376,971
Joplin Industrial Development Authority, 2.750%, 2/15/2014	135,000	137,561
Joplin Industrial Development Authority, 3.125%, 2/15/2015	705,000	726,439
Joplin Industrial Development Authority, 5.500%, 2/15/2013	700,000	720,342
Kansas City Industrial Development Authority, 4.000%, 9/1/2013	1,150,000	1,167,066
Kansas City School District Building Corp., FGIC, 5.000%, 2/1/2013	600,000	611,886
Missouri Development Finance Board, 4.500%, 12/1/2012	50,000	50,834
Missouri Joint Municipal Electric Utility Commission, NATL-RE, 5.000%, 1/1/2013	355,000	361,763
Missouri State Health & Educational Facilities Authority, 1.340%, 12/1/2036, Call 6/1/2012 (3)	1,925,000	1,925,000
Missouri State Health & Educational Facilities Authority, 3.000%, 2/15/2013	700,000	707,707
Missouri State Health & Educational Facilities Authority, AMBAC, 1.650%, 12/1/2036, Call 6/4/2012 (3)	2,075,000	2,075,000
Missouri State Health & Educational Facilities Authority, CIFG, 1.650%, 12/1/2030, Call 6/5/2012 (3)	1,000,000	1,000,000
Missouri State Health & Educational Facilities Authority, CIFG, 1.650%, 12/1/2030, Call 6/6/2012 (3)	6,125,000	6,125,000
Riverside Industrial Development Authority, 2.000%, 5/1/2013	245,000	245,635

		20,835,103
Montana - 0.1%
Gallatin County Rural Improvement District, 3.500%, 7/1/2013	130,000	130,995
Montana Facility Finance Authority, 2.300%, 7/1/2012	400,000	400,380

		531,375
Nebraska - 0.2%
Central Plains Energy Project, 3.000%, 9/1/2013	500,000	510,345
Central Plains Energy Project, 4.000%, 9/1/2014	700,000	736,631

		1,246,976
Nevada - 0.6%
City of Carson City, RADIAN, 3.950%, 9/1/2012	500,000	501,380
City of Henderson, 4.000%, 7/1/2012	225,000	225,556
City of Reno, 5.000%, 6/1/2013	100,000	103,032
Clark County School District, NATL-RE FGIC, 5.250%, 6/15/2012	100,000	100,137
Clark County School District, NATL-RE FGIC, 5.250%, 6/15/2014, Call 7/2/2012	100,000	104,335

County of Clark, 4.500%, 8/1/2013	1,050,000	1,088,640
County of Clark, AMBAC, 4.000%, 12/1/2012	25,000	25,448
County of Clark, NATL-RE, 4.750%, 7/1/2022, Call 7/2/2012	1,600,000	1,604,880
Henderson Redevelopment Agency, AMBAC, 4.600%, 10/1/2014, Call 10/1/2012	175,000	177,956
North Las Vegas Special Assessment District No. 63, AMBAC, 4.000%, 11/1/2012	45,000	45,515
Reno Redevelopment Agency, NATL-RE, 5.000%, 9/1/2012, Call 7/2/2012	25,000	25,003
Reno-Tahoe Airport Authority, AGM, 5.000%, 7/1/2017, Call 7/1/2015	205,000	226,592

		4,228,474
New Hampshire - 0.2%
New Hampshire Business Finance Authority, 5.375%, 5/1/2014	100,000	105,891
New Hampshire Health & Education Facilities Authority, 5.000%, 7/1/2014	315,000	321,722
New Hampshire Health & Education Facilities Authority, NATL-RE FGIC, 5.000%, 10/1/2013	100,000	105,036
New Hampshire University System, 2.000%, 7/15/2012 (5) (6)	230,000	230,182
New Hampshire University System, 2.250%, 7/15/2013 (5) (6)	285,000	286,371

		1,049,202
New Jersey - 5.7%
Camden County Municipal Utilities Authority, NATL-RE FGIC, 0.000%, 9/1/2015	185,000	169,554
Casino Reinvestment Development Authority, NATL-RE, 5.000%, 6/1/2014	390,000	417,760
City of Perth Amboy, 3.000%, 2/1/2013	250,000	253,272
New Jersey Economic Development Authority, 0.430%, 11/1/2031, Call 6/6/2012 (3)	3,855,000	3,855,000
New Jersey Economic Development Authority, 0.430%, 11/1/2040, Call 6/7/2012 (3)	6,345,000	6,345,000
New Jersey Economic Development Authority, 0.550%, 7/2/2012 (3)	3,100,000	3,100,031
New Jersey Economic Development Authority, 1.520%, 5/1/2036, Call 6/7/2012 (3)	8,715,000	8,715,000
New Jersey Economic Development Authority, 1.880%, 2/1/2016, Call 8/1/2015 (3)	3,000,000	3,013,770
New Jersey Economic Development Authority, 5.000%, 6/15/2013	2,000,000	2,086,020
New Jersey Economic Development Authority, AGM, 5.000%, 9/1/2014 (3)	125,000	135,866
New Jersey Economic Development Authority, NATL-RE, 0.000%, 7/1/2013	225,000	221,517
New Jersey Economic Development Authority, NATL-RE, 5.250%, 7/1/2016, Call 7/1/2014	150,000	164,997
New Jersey Health Care Facilities Financing Authority, 0.430%, 7/1/2038, Call 6/7/2012 (3)	4,700,000	4,700,000
New Jersey Health Care Facilities Financing Authority, 0.830%, 7/1/2028 (3)	100,000	100,000
New Jersey Health Care Facilities Financing Authority, 0.900%, 7/1/2018, Call 6/7/2012 (3)	200,000	200,000
New Jersey Health Care Facilities Financing Authority, 5.000%, 1/1/2013	1,000,000	1,021,420
New Jersey Health Care Facilities Financing Authority, 5.000%, 7/1/2013	2,000,000	2,089,060
New Jersey State Turnpike Authority, 0.800%, 1/1/2018, Call 6/6/2012 (3)	500,000	500,000
New Jersey Transit Corp., AMBAC, 5.500%, 9/15/2012	225,000	228,078
North Hudson Sewerage Authority Sewer Revenue, NATL-RE FGIC, 5.250%, 8/1/2016, Call 8/1/2012	250,000	251,955
Perth Amboy Board of Education, School Bond Reserve Fund, 3.000%, 7/15/2013	500,000	508,175
Perth Amboy Board of Education, School Bond Reserve Fund, 3.000%, 7/15/2014	470,000	483,997
State of New Jersey, NATL-RE, 4.750%, 6/15/2013, Call 7/2/2012	100,000	100,296
Township of Lyndhurst, NATL-RE FGIC, 4.700%, 5/1/2014, Call 7/2/2012	25,000	25,063

		38,685,831
New Mexico - 0.0%
County of Dona Ana, AMBAC, 5.250%, 6/1/2012	5,000	5,000
New Mexico Institute of Mining & Technology, 3.000%, 7/1/2012	120,000	120,181
New Mexico Institute of Mining & Technology, 3.000%, 7/1/2013	125,000	127,619

		252,800
New York - 4.1%
Albany Capital Resource Corp., 2.000%, 7/1/2013	365,000	370,059
Broome County Industrial Development Agency, 1.750%, 2/1/2029, Call 6/1/2012 (3)	1,380,000	1,380,000
Broome County Industrial Development Agency, 1.750%, 2/1/2029, Call 6/1/2012 (3)	3,155,000	3,155,000
City of New York, AGM, 0.490%, 8/1/2026, Call 6/7/2012 (3)	1,025,000	1,025,000
County of Monroe, NATL-RE, 4.000%, 6/1/2012	200,000	200,000
County of Rockland, AGM, 4.000%, 5/1/2013	750,000	769,192
Glens Falls City School District, NATL-RE State Aid Withholding, 4.375%, 6/15/2013, Call 7/2/2012	150,000	150,365
New York City Municipal Water Finance Authority, 0.350%, 6/15/2032, Call 6/15/2012 (3)	5,000,000	5,000,000
New York State Dormitory Authority, NATL-RE, 5.500%, 11/1/2012	250,000	254,913
New York State Dormitory Authority, NATL-RE FGIC, 5.000%, 7/1/2013	135,000	140,226
New York State Energy Research & Development Authority, AMBAC, 1.240%, 10/1/2028, Call 6/1/2012 (3)	4,225,000	4,225,000
New York State Housing Finance Agency, 0.560%, 11/1/2041, Call 6/6/2012 (3)	3,000,000	3,000,000
Puttable Floating Option Tax-Exempt Receipts, AMBAC, 0.750%, 12/1/2025, Call 6/5/2012 (3) (5) (6)	7,000,000	7,000,000
South Jefferson Central School District, 1.250%, 2/22/2013	1,186,720	1,191,075

		27,860,830

North Carolina - 0.2%
Albemarle Hospital Authority, 4.500%, 10/1/2012	845,000	852,681
County of New Hanover, 3.000%, 10/1/2012	480,000	483,528

		1,336,209
North Dakota - 0.6%
Barnes County North Public School District Building Authority, 4.000%, 5/1/2014	485,000	512,960
Barnes County North Public School District Building Authority, 4.000%, 5/1/2015	500,000	540,005
Barnes County North Public School District Building Authority, 4.000%, 5/1/2016	520,000	565,209
Barnes County North Public School District Building Authority, 4.000%, 5/1/2017	545,000	590,638
Barnes County North Public School District Building Authority, 4.000%, 5/1/2018	565,000	605,155
Barnes County North Public School District Building Authority, 4.000%, 5/1/2019	590,000	628,816
County of Burleigh, 2.500%, 7/1/2013	100,000	101,198
County of Burleigh, 2.500%, 7/1/2014	150,000	151,849
County of Burleigh, 3.000%, 7/1/2015	255,000	263,795

		3,959,625
Ohio - 2.5%
Adams County/Ohio Valley Local School District, 2.000%, 12/1/2014	105,000	104,950
Buckeye Tobacco Settlement Financing Authority, 4.500%, 6/1/2013	1,325,000	1,365,200
Buckeye Tobacco Settlement Financing Authority, 5.000%, 6/1/2015	50,000	53,579
City of Akron OH Waterworks System Revenue, NATL-RE, 5.000%, 3/1/2013	300,000	308,085
City of Bowling Green, 3.000%, 6/1/2012	100,000	100,000
City of Cleveland OH Airport System Revenue, 3.000%, 1/1/2013	560,000	565,566
City of Parma, AMBAC, 5.450%, 12/1/2014	270,000	287,488
City of Toledo, 4.125%, 6/1/2012	1,250,000	1,250,000
County of Cuyahoga, 1.550%, 5/1/2042, Call 6/7/2012 (3)	7,580,000	7,580,000
County of Knox, RADIAN, 5.000%, 6/1/2012	10,000	10,000
Marysville Exempted Village School District, AMBAC, 0.000%, 12/1/2012	200,000	198,852
Parma City School District, NATL-RE, 3.500%, 12/1/2012	50,000	50,630
Parma City School District, NATL-RE, 4.000%, 12/1/2012	100,000	101,627
Puttable Floating Option Tax-Exempt Receipts, 0.390%, 11/1/2029, Call 11/1/2020 (3) (5) (6)	4,000,000	4,000,000
Warrensville Height City School District, NATL-RE FGIC, 7.000%, 12/1/2013	1,050,000	1,131,795

		17,107,772
Oklahoma - 0.3%
Oklahoma County Finance Authority, 4.000%, 3/1/2018	1,750,000	1,965,075
Oklahoma Development Finance Authority, 6.000%, 2/15/2029, Call 6/26/2012	270,000	270,918

		2,235,993
Oregon - 1.3%
City of Sutherlin, 1.400%, 11/15/2013, Call 5/15/2013 (4)	1,000,000	1,000,090
County of Gilliam, 2.000%, 9/2/2014 (3)	2,500,000	2,565,950
Port of Morrow, 0.750%, 2/1/2027, Call 6/6/2012 (3)	4,360,000	4,360,000
Treasure Valley Community College District, AMBAC, 4.500%, 6/1/2017, Call 6/1/2015	430,000	462,985
Treasure Valley Community College District, AMBAC, 4.500%, 6/1/2019, Call 6/1/2015	300,000	322,017

		8,711,042
Pennsylvania - 8.2%
Allegheny County Hospital Development Authority, 1.230%, 8/1/2013, Call 2/1/2013 (3)	2,000,000	2,000,460
Berks County Municipal Authority, 1.550%, 5/1/2037, Call 6/7/2012 (3)	2,110,000	2,110,000
City of Allentown, AGC, 3.125%, 8/15/2014	440,000	458,872
City of Philadelphia PA Gas Works Revenue, AMBAC, 5.000%, 10/1/2014	200,000	218,558
City of Pittsburgh, 2.000%, 9/1/2013	1,430,000	1,449,148
City of Pittsburgh, 4.000%, 9/1/2015	475,000	511,613
County of Allegheny, NATL-RE, 5.375%, 11/1/2014, Call 11/1/2012	385,000	391,734
County of Blair, AMBAC, 5.375%, 8/1/2013	270,000	280,951
County of Lehigh, AGM, 5.000%, 7/1/2015	480,000	533,314
Delaware County Authority, 3.000%, 6/1/2012	1,320,000	1,320,000
Delaware Valley Regioinal Financial Authority, 0.680%, 12/1/2020, Call 6/1/2012 (3)	1,000,000	1,000,000
Delaware Valley Regional Financial Authority, 0.680%, 6/1/2042, Call 6/6/2012 (3)	200,000	200,000
Erie County Hospital Authority, RADIAN, 5.000%, 7/1/2012	110,000	110,128
Erie County Hospital Authority, USDA, 3.000%, 12/1/2012, Call 7/2/2012	2,000,000	2,001,000
Harrisburg Authority, AGM, 5.000%, 12/1/2013 (3)	2,535,000	2,536,774
Harrisburg Authority, AGM, 5.250%, 12/1/2013 (3)	2,000,000	2,008,500

Hermitage Municipal Authority, NATL-RE, 3.650%, 2/1/2014, Call 7/2/2012	200,000	200,400
Lancaster School District, AGM, 4.000%, 2/15/2014, Call 8/15/2012	250,000	251,668
Luzerne County Industrial Development Authority, 1.750%, 2/1/2029, Call 6/6/2012 (3)	8,500,000	8,500,000
Montgomery County Industrial Development Authority, 5.000%, 11/15/2016	1,000,000	1,109,860
Norristown Area School District, 3.000%, 10/1/2013	1,070,000	1,083,450
Norristown Area School District, 3.000%, 10/1/2014	785,000	799,483
Northern Tioga School District, AGM, 3.750%, 4/1/2013, Call 7/2/2012	250,000	250,593
Pennsylvania Economic Development Financing Authority, 3.000%, 12/3/2012 (3)	105,000	105,970
Pennsylvania Higher Educational Facilties Authority, 2.250%, 7/1/2013	225,000	227,990
Pennsylvania Higher Educational Facilties Authority, 2.500%, 7/1/2014	615,000	628,130
Pennsylvania Housing Finance Agency, 2.500%, 10/1/2016	130,000	132,786
Pennsylvania Turnpike Commission, AGM, 0.400%, 7/15/2041, Call 6/15/2012 (3)	4,800,000	4,800,000
Philadelphia Parking Authority, 5.000%, 9/1/2013	125,000	130,790
Pittsburgh Public Parking Authority, AMBAC, 5.000%, 12/1/2012	400,000	406,676
Pittsburgh Public Parking Authority, NATL-RE FGIC, 0.000%, 12/1/2014	100,000	94,073
Pittsburgh Public Parking Authority, NATL-RE FGIC, 0.000%, 12/1/2015	725,000	662,519
Pittsburgh Water & Sewer Authority, AGM, 0.400%, 9/1/2033, Call 6/7/2012 (3)	3,000,000	3,000,000
Pittsburgh Water & Sewer Authority, AGM, 0.400%, 9/1/2040, Call 6/7/2012 (3)	8,000,000	8,000,000
Pittsburgh Water & Sewer Authority, AGM, 0.410%, 9/1/2033, Call 6/7/2012 (3)	5,000,000	5,000,000
Pittsburgh Water & Sewer Authority, NATL-RE FGIC, 6.500%, 9/1/2013	105,000	108,316
South Fork Municipal Authority, 4.000%, 7/1/2013	550,000	566,296
State Public School Building Authority, AGM, 2.000%, 10/15/2014	250,000	254,405
State Public School Building Authority, AGM, 3.000%, 10/15/2015	210,000	220,286
West Shore Area Authority, 4.000%, 1/1/2013	1,290,000	1,315,761

		54,980,504
Puerto Rico - 0.4%
Commonwealth of Puerto Rico, 5.500%, 7/1/2013	100,000	104,676
Commonwealth of Puerto Rico, FGIC, 4.150%, 7/1/2012	150,000	150,312
Commonwealth of Puerto Rico, FGIC, 5.500%, 7/1/2012	140,000	140,462
Government Development Bank for Puerto Rico, 5.000%, 12/1/2012	550,000	561,385
Puerto Rico Highway & Transportation Authority, NATL-RE, 5.500%, 7/1/2013	135,000	138,401
Puerto Rico Infrastructure Financing Authority, AMBAC, 5.500%, 7/1/2015	1,400,000	1,529,514
Puerto Rico Municipal Finance Agency, AGM, 3.900%, 8/1/2014	200,000	212,204
Puerto Rico Municipal Finance Agency, AGM, 5.000%, 8/1/2013	150,000	157,053

		2,994,007
Rhode Island - 0.2%
City of Woonsocket, NATL-RE FGIC, 5.250%, 10/1/2012, Call 7/2/2012	200,000	201,050
Kent County Water Authority, NATL-RE, 5.000%, 7/15/2016, Call 7/15/2012	1,265,000	1,271,199

		1,472,249
South Carolina - 2.1%
City of Rock Hill, AGM, 2.000%, 1/1/2014	375,000	380,539
City of Rock Hill, AGM, 3.000%, 1/1/2015	320,000	334,960
Kershaw County School District, AGC-, 5.000%, 12/1/2014	100,000	110,591
Newberry Investing in Children’s Education, 5.250%, 12/1/2015	295,000	326,839
Orangeburg Joint Governmental Action Authority, NATL-RE, 5.000%, 4/1/2013	410,000	419,766
Orangeburg Joint Governmental Action Authority, NATL-RE, 5.000%, 10/1/2013	755,000	780,474
Orangeburg Joint Governmental Action Authority, NATL-RE, 5.000%, 4/1/2014	835,000	870,413
Orangeburg Joint Governmental Action Authority, NATL-RE, 5.000%, 10/1/2014	150,000	158,334
Piedmont Municipal Power Agency, AMBAC, 0.000%, 1/1/2015	90,000	72,888
Spartanburg County Regional Health Services District, AGC, 0.400%, 4/15/2023, Call 6/6/2012 (3)	8,000,000	8,000,000
Spartanburg County Regional Health Services District, AGC, 0.400%, 4/15/2037, Call 6/6/2012 (3)	2,500,000	2,500,000
Trustees of the South Carolina Heritage Trust, XLCA, 4.000%, 8/1/2012	25,000	25,113

		13,979,917
South Dakota - 1.2%
Puttable Floating Option Tax-Exempt Receipts, 0.850%, 12/1/2022 (3)	7,000,000	7,000,000
South Dakota Health & Educational Facilities Authority, 3.500%, 9/1/2013 (4)	300,000	308,568
South Dakota Health & Educational Facilities Authority, 3.500%, 9/1/2015 (4)	355,000	372,296
South Dakota Health & Educational Facilities Authority, AMBAC, 5.250%, 7/1/2012	100,000	100,367
South Dakota Housing Development Authority, AGM, 4.300%, 11/1/2013, Call 7/2/2012	95,000	95,133
South Dakota Housing Development Authority, FSA, 4.100%, 11/1/2012, Call 7/2/2012	160,000	160,222

		8,036,586

Tennessee - 2.0%
Blount County Public Building Authority, 0.520%, 6/1/2032, Call 6/1/2012 (3)	6,050,000	6,050,000
Franklin Public Building Authority, 0.470%, 6/1/2037, Call 6/1/2012 (3)	7,000,000	7,000,000
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd, 3.000%, 11/1/2016	510,000	529,431

		13,579,431
Texas - 6.1%
Capital Area Cultural Education Facilities Finance Corp., 5.000%, 4/1/2013	380,000	393,368
Cinco Municipal Utility District No. 1, NATL-RE FGIC, 3.750%, 12/1/2012, Call 7/2/2012	225,000	225,475
City of Arlington, NATL-RE, 5.000%, 8/15/2034, Call 8/15/2015	3,165,000	3,278,054
City of Austin, NATL-RE, 5.250%, 11/15/2012	100,000	102,165
City of Galveston TX Wharves & Terminal Revenue, 4.000%, 2/1/2014	710,000	737,008
City of Galveston TX Wharves & Terminal Revenue, 4.000%, 2/1/2015	250,000	262,665
City of Weslaco, NATL-RE FGIC, 4.375%, 2/15/2015, Call 2/15/2013	150,000	153,060
Clifton Higher Education Finance Corp., 3.750%, 8/15/2016	485,000	498,061
Coastal Bend Health Facilities Development Corp., AGM, 0.500%, 7/1/2031, Call 6/7/2012 (3)	1,000,000	1,000,000
County of Jones, 3.000%, 9/1/2014	155,000	160,272
County of Jones, 3.000%, 9/1/2015	85,000	88,466
County of Jones, 4.000%, 9/1/2016	165,000	179,395
Dallas Independent School District, 5.000%, 2/15/2014	895,000	960,022
Denton Independent School District, PSF, 0.750%, 8/15/2022, Call 8/15/2016 (3)	4,235,000	4,235,000
Fort Bend County Municipal Utility District No. 118, AGM, 2.000%, 9/1/2013	65,000	65,919
Fort Bend County Municipal Utility District No. 118, AGM, 2.000%, 9/1/2014	65,000	66,232
Fort Bend County Municipal Utility District No. 23, AMBAC, 4.000%, 9/1/2012	100,000	100,456
Grand Prairie Independent School District, 0.000%, 8/15/2012	100,000	99,729
Gulf Coast Industrial Development Authority, 1.000%, 11/1/2019, Call 6/1/2012 (3)	2,350,000	2,350,000
Harris County Health Facilities Development Corp., 0.720%, 7/1/2027 (3)	6,985,000	6,985,000
Harris County Health Facilities Development Corp., NATL-RE, 5.375%, 10/1/2013, Call 7/2/2012	200,000	200,734
Harris County Municipal Utility District No. 1, AGM, 3.000%, 9/1/2013	175,000	179,407
Harris County Municipal Utility District No. 276, AGM, 2.000%, 9/1/2013	80,000	81,181
Harris County Municipal Utility District No. 276, AGM, 2.000%, 9/1/2014	215,000	219,315
Harris County Municipal Utility District No. 391, AGM, 2.000%, 9/1/2014	25,000	25,424
Harris County Municipal Utility District No. 391, AGM, 2.000%, 9/1/2015	125,000	127,166
Harris County Municipal Utility District No. 53, AMBAC, 4.200%, 9/1/2015, Call 9/1/2012	300,000	302,295
Harris Montgomery Counties Municipal Utility District No. 386, 5.000%, 9/1/2015	290,000	314,293
Harrison County Health Facilities Development Corp., 3.000%, 7/1/2012	500,000	500,455
Harrison County Health Facilities Development Corp., 4.000%, 7/1/2013	180,000	183,701
Hidalgo County Health Services Corp., 5.000%, 8/15/2013	505,000	524,180
Horsepen Bayou Municipal Utility District, AGM, 3.000%, 3/1/2013	300,000	304,737
Lubbock Health Facilities Development Corp., 5.000%, 7/1/2013	500,000	522,815
Matagorda County Navigation District No. 1, NATL-RE, 4.000%, 10/15/2015, Call 10/15/2013 (3)	275,000	287,339
Midtown Redevelopment Authority, 3.000%, 1/1/2013	560,000	565,729
Midtown Redevelopment Authority, 4.000%, 1/1/2014	170,000	176,820
North Texas Health Facilities Development Corp., AGM, 5.000%, 9/1/2015	180,000	199,962
North Texas Tollway Authority, 5.000%, 1/1/2013 (3)	600,000	616,392
North Texas Tollway Authority, 6.000%, 1/1/2020, Call 1/1/2018	250,000	301,160
Pasadena Independent School District, AGM, 0.600%, 2/1/2035, Call 6/7/2012 (3)	1,235,000	1,235,000
Paseo De La Resaca Municipal Utility District No. 3, 0.000%, 9/1/2013	300,000	292,875
Puttable Floating Option Tax-Exempt Receipts, FSA, 0.750%, 12/1/2028 (3)	1,181,000	1,181,000
Puttable Floating Option Tax-Exempt Receipts, PSF, 0.720%, 2/1/2033 (3)	5,685,000	5,685,000
Round Rock Transportation System Development Corp., NATL-RE, 4.000%, 8/15/2018, Call 8/15/2015	100,000	107,898
State of Texas, 5.500%, 8/1/2016, Call 8/1/2012	900,000	907,281
Texas Municipal Gas Acquisition & Supply Corp., 5.625%, 12/15/2017	2,500,000	2,783,475
Texas Municipal Gas Acquisition & Supply Corp. I, 5.000%, 12/15/2014	200,000	211,618
Texas Public Finance Authority, NATL-RE, 0.000%, 2/1/2013	505,000	500,435
Texas Transportation Commission, 2.750%, 2/15/2013 (3)	625,000	627,562

		41,105,596
Utah - 0.1%
City of Brigham City, 5.000%, 8/1/2012	125,000	125,649
City of Herriman, 3.000%, 11/1/2012	125,000	125,702
City of Santa Clara UT Electric Revenue, NATL-RE, 5.000%, 8/1/2012	205,000	205,931
Farmington City Municipal Building Authority, AMBAC, 4.375%, 6/15/2012	80,000	80,035

		537,317

Vermont - 1.9%
Vermont Economic Development Authority, 1.550%, 5/1/2029, Call 6/7/2012 (3)	4,790,000	4,790,000
Vermont Educational & Health Buildings Financing Agency, AMBAC, 4.550%, 10/1/2012, Call 6/13/2012	820,000	820,795
Vermont Housing Finance Agency, 1.750%, 7/1/2037, Call 6/7/2012 (3)	7,000,000	7,000,000

		12,610,795
Virgin Islands - 0.1%
Virgin Islands Public Finance Authority, 4.000%, 10/1/2012	300,000	302,121
Virgin Islands Public Finance Authority, 5.000%, 10/1/2012	370,000	373,800

		675,921
Virginia - 0.1%
Broadway Industrial Development Authority, 4.100%, 4/1/2013	210,000	214,425
Riverside Regional Jail Authority, NATL-RE, 5.000%, 7/1/2012	50,000	50,144
Roanoke Economic Development Authority, AGM, 5.000%, 7/1/2017 (3)	415,000	472,614

		737,183
Washington - 0.3%
Greater Wenatchee Regional Events Center Public Facilities Dist, 5.250%, 12/1/2012 (10)	875,000	844,375
King County Housing Authority, County Guaranteed, 2.400%, 1/1/2013, Call 7/2/2012	550,000	550,187
Kittitas County Public Utility District No. 1, 3.000%, 6/1/2012	185,000	185,000
Washington Higher Education Facilities Authority, 3.000%, 10/1/2014	100,000	103,665
Washington Higher Education Facilities Authority, 3.000%, 10/1/2015	170,000	177,106

		1,860,333
West Virginia - 0.2%
City of Princeton, 4.000%, 5/1/2015 (4)	1,215,000	1,255,727
City of Wheeling, AGC, 2.625%, 6/1/2012	200,000	200,000

		1,455,727
Wisconsin - 0.9%
City of Menasha, 4.600%, 9/1/2021, Call 9/1/2014	165,000	153,325
City of Menasha, AMBAC, 4.000%, 9/1/2014, Call 9/1/2012	1,000,000	953,570
City of Nekoosa, 5.350%, 7/1/2015	130,000	142,423
Park Falls Redevelopment Authority, 4.125%, 10/1/2013, Call 10/1/2012	175,000	175,819
Southeast Wisconsin Professional Baseball Park District, NATL-RE, 5.000%, 12/15/2021, Call 7/2/2012	125,000	126,641
Southeast Wisconsin Professional Baseball Park District, NATL-RE, 5.100%, 12/15/2029, Call 7/2/2012	125,000	126,650
Southeast Wisconsin Professional Baseball Park District, NATL-RE, 5.500%, 12/15/2012	220,000	224,409
Village of Hustisford, 4.750%, 9/1/2012	135,000	136,459
Wisconsin Center District, NATL-RE, 0.000%, 12/15/2015	135,000	124,798
Wisconsin Health & Educational Facilities Authority, 2.500%, 10/15/2013	500,000	510,865
Wisconsin Health & Educational Facilities Authority, 2.500%, 10/15/2015	100,000	102,635
Wisconsin Health & Educational Facilities Authority, 3.000%, 8/15/2013	505,000	515,499
Wisconsin Health & Educational Facilities Authority, 4.000%, 6/1/2012	500,000	500,000
Wisconsin Health & Educational Facilities Authority, 4.000%, 7/1/2012	370,000	370,703
Wisconsin Health & Educational Facilities Authority, 4.750%, 8/15/2014 (3)	1,000,000	1,069,210
Wisconsin Health & Educational Facilities Authority, 5.000%, 9/1/2012	125,000	126,319
Wisconsin Health & Educational Facilities Authority, 5.000%, 8/15/2013	115,000	120,898
Wisconsin Health & Educational Facilities Authority, 5.000%, 10/15/2017	225,000	258,039
Wisconsin Health & Educational Facilities Authority, AMBAC, 5.000%, 12/15/2013	235,000	249,142
Wisconsin Health & Educational Facilities Authority, AMBAC, 5.000%, 12/15/2014	140,000	153,023

		6,140,427
Wyoming - 0.1%
Teton County Hospital District, 2.200%, 12/1/2012	200,000	201,726
Teton County Hospital District, 3.000%, 12/1/2013	250,000	257,445

		459,171
Total Municipals (identified cost $619,423,193)		621,131,609

Short-Term Investments - 6.4%

Mutual Funds - 1.4%
BMO Tax-Free Money Market Fund, Class I, 0.316% (11)	9,318,332	9,318,332

Short-Term Municipals - 5.0%

California - 1.2%
California School Cash Reserve Program Authority, 2.500%, 1/31/2013	$3,000,000	3,019,860
Moreno Valley Unified School District, 2.500%, 10/1/2012	4,000,000	4,023,560
Palo Verde Unified School District, 4.000%, 9/1/2012	100,000	100,853
South Monterey County Joint Union High School District, 2.000%, 8/1/2012	475,000	475,693
West Kern Water District, 2.000%, 6/1/2012	245,000	245,000

		7,864,966
Colorado - 0.1%
Colorado Health Facilities Authority, 2.000%, 12/1/2012	235,000	236,154
Platte Valley Fire Protection District, 3.000%, 12/1/2012	100,000	101,214

		337,368
Florida - 0.1%
Bay Laurel Center Community Development District, AGM, 2.000%, 9/1/2012	200,000	200,648
Citizens Property Insurance Corp., 2.000%, 6/1/2012	125,000	125,005
City of Port St. Lucie, AGM, 1.250%, 9/1/2012	325,000	325,299
Orlando Community Redevelopment Agency, 2.000%, 4/1/2013	250,000	252,515

		903,467
Illinois - 0.3%
Bridgeview Park District, 4.000%, 12/1/2012	535,000	535,514
Macon-Christian-De Witt Etc Counties Community College District No. 537 Richland, 5.000%, 11/1/2012	125,000	127,043
Saint Clair County School District No. 189 East St. Louis, 2.000%, 1/1/2013	250,000	250,282
State of Illinois, 5.000%, 1/1/2013	1,000,000	1,024,160

		1,936,999
Indiana - 0.2%
Hammond Local Public Improvement Bond Bank, 4.000%, 8/15/2012	975,000	980,752
Iowa - 0.8%
Iowa Higher Education Loan Authority, 3.000%, 5/16/2013	1,500,000	1,522,305
Iowa Higher Education Loan Authority, 6.000%, 5/16/2013	4,000,000	4,055,680

		5,577,985
Louisiana - 0.1%
St. Tammany Parish Hospital Service District No. 1, 2.000%, 7/1/2012	800,000	800,720
Michigan - 0.0%
City of St. Ignace Water Supply System Revenue, AGM, 2.000%, 1/1/2013	175,000	176,146
Missouri - 0.3%
Missouri State Health & Educational Facilities Authority, 3.000%, 11/1/2012	425,000	428,272
Missouri State Health & Educational Facilities Authority, 3.000%, 4/25/2013	1,300,000	1,312,870

		1,741,142
New Jersey - 0.3%
Hudson County Improvement Authority, County Guarantee, 2.000%, 8/17/2012	145,000	145,374
New Jersey Health Care Facilities Financing Authority, 3.000%, 7/1/2012	2,150,000	2,153,677

		2,299,051
New York - 0.9%
Addison Central School District, State Aid Withholding, 2.000%, 6/1/2013 (4)	450,000	454,640
Binghamton City School District, State Aid Withholding, 1.500%, 6/29/2012	500,000	500,430
Cayuga County Water & Sewer Authority, 2.000%, 3/26/2013, Call 6/21/2012	1,000,000	1,000,900
Copenhagen Central School District, 1.750%, 7/27/2012	750,000	751,065
Lackawanna City School District, State Aid Withholding, 2.000%, 3/1/2013 (4)	190,000	191,535
Nassau Health Care Corp., AGC, 3.125%, 12/15/2012	3,000,000	3,038,490

		5,937,060
North Carolina - 0.0%
County of Burleigh, 2.000%, 7/1/2012	125,000	125,093

Ohio - 0.1%
Adams County/Ohio Valley Local School District, 1.150%, 12/1/2012	170,000	170,017
Akron Bath Copley Joint Township Hospital District, 4.000%, 11/15/2012	100,000	101,443
City of Springfield, 2.000%, 12/1/2012	260,000	261,633
Jefferson County Ohio, AGC, 1.000%, 12/1/2012	150,000	150,571

		683,664
Pennsylvania - 0.4%
JPMorgan Chase Putters/Drivers Trust, 0.410%, 6/29/2012 (3) (5) (6)	3,000,000	3,000,000
Rhode Island - 0.0%
Rhode Island Economic Development Corp., NATL-RE FGIC, 4.000%, 6/15/2012	50,000	50,053
Utah - 0.1%
City of Eagle Mountain City, AGM, 3.000%, 6/1/2012	670,000	670,000
Wisconsin - 0.1%
Two Rivers Public School District, 1.150%, 9/28/2012	800,000	800,992
Wisconsin Health & Educational Facilities Authority, 2.500%, 8/15/2012	100,000	100,296

		901,288

Total Short-Term Municipals		33,985,754
Total Short-Term Investments (identified cost $43,293,763)		43,304,086

Total Investments - 98.7% (identified cost $662,716,956)		664,435,695
Other Assets and Liabilities - 1.3%		8,915,681

Total Net Assets - 100.0%		$673,351,376

Short-Term Income Fund

SCHEDULE OF INVESTMENTS – As of May 31, 2012

(Unaudited)

Description	Shares or Principal Amount	Value
Asset-Backed Securities - 5.3%

Automobiles - 4.0%
Ally Auto Receivables Trust, Class A3, (Series 2011-5), 0.990%, 11/15/2015	$375,000	$376,792
AmeriCredit Automobile Receivables Trust, Class A2, (Series 2010-3), 0.770%, 12/9/2013	85,002	85,005
AmeriCredit Automobile Receivables Trust, Class A3, (Series 2010-1), 1.660%, 3/17/2014	170,176	170,327
CarMax Auto Owner Trust, Class A3, (Series 2010-2), 1.410%, 2/16/2015	840,394	844,430
CarNow Auto Receivables Trust, Class A, (Series 2012-1A), 2.090%, 1/15/2015 (5) (6)	1,300,000	1,299,908
Ford Credit Auto Lease Trust, Class A3, (Series 2012-A), 0.850%, 1/15/2015	1,275,000	1,274,471
Ford Credit Auto Owner Trust, Class A3, (Series 2009-D), 2.170%, 10/15/2013	183,197	183,671
Honda Auto Receivables Owner Trust, Class A3, (Series 2010-2), 1.340%, 3/18/2014	238,625	239,513
Santander Drive Auto Receivables Trust, Class A2, (Series 2011-3), 1.110%, 8/15/2014	1,211,568	1,213,938
SMART Trust/Australia, Class A2B, (Series 2011-1USA), 0.989%, 4/14/2013 (3) (5) (6)	115,829	115,830
Wheels LLC, Class A2, (Series 2012-1), 1.190%, 3/20/2021 (5) (6)	1,450,000	1,449,031
World Omni Auto Receivables Trust, Class A3, (Series 2010-A), 1.340%, 12/16/2013	230,739	231,034

		7,483,950
Credit Cards - 0.6%
GE Capital Credit Card Master Note Trust, Class A, (Series 2010-3), 2.210%, 6/15/2016	1,000,000	1,016,180
Other Financial - 0.2%
Countrywide Asset-Backed Certificates, Class A1, (Series 2007-QH2), 0.479%, 4/25/2037 (3) (5) (6)	711,430	322,601
Private Sponsor - 0.5%
Springleaf Mortgage Loan Trust, Class A, (Series 2012-1A), 2.667%, 9/25/2057 (3) (5) (6)	945,273	945,508

Total Asset-Backed Securities (identified cost $10,137,880)		9,768,239

Collateralized Mortgage Obligations - 3.3%

Private Sponsor - 3.3%
Banc of America Funding Corp., Class 1A3, (Series 2007-C), 5.536%, 5/20/2036 (3)	554,675	504,979
Chase Mortgage Finance Corp., Class A3, (Series 2006-S4), 6.000%, 12/25/2036	379,542	374,573
First Horizon Asset Securities, Inc., Class 1A1, (Series 2005-1), 5.000%, 3/25/2035	191,985	191,195
GSR Mortgage Loan Trust, Class 2A4, (Series 2005-AR5), 2.802%, 10/25/2035 (3)	397,834	363,809
Holmes Master Issuer PLC, Class A2, (Series 2010-1A), 1.867%, 10/15/2054 (3) (5) (6)	1,560,000	1,569,034
JP Morgan Mortgage Trust, Class 2A2, (Series 2005-S3), 5.500%, 1/25/2021	909,979	902,127
JP Morgan Mortgage Trust, Class 3A1, (Series 2007-A2), 5.544%, 4/25/2037 (3)	44,548	35,719
Lehman Mortgage Trust, Class 5A1, (Series 2006-2), 5.500%, 4/25/2036	623,841	619,409
Morgan Stanley Mortgage Loan Trust, Class 2A2, (Series 2004-10AR), 2.801%, 11/25/2034 (3)	1,175,591	1,095,889
Wells Fargo Mortgage Backed Securities Trust, Class 2A4, (Series 2006-AR7), 2.623%, 5/25/2036 (3)	458,992	345,788
Wells Fargo Mortgage Backed Securities Trust, Class 2A4, (Series 2006-AR8), 2.676%, 4/25/2036 (3)	185,255	149,641

Total Collateralized Mortgage Obligations (identified cost $6,214,133)		6,152,163

Commercial Mortgage Securities - 9.5%

Private Sponsor - 9.5%
Banc of America Commercial Mortgage, Inc., Class A3, (Series 2007-1), 5.449%, 1/15/2049	1,415,000	1,491,416
Bear Stearns Commercial Mortgage Securities, Class A3, (Series 2007-PW17), 5.736%, 6/11/2050	1,250,000	1,303,119
Bear Stearns Commercial Mortgage Securities, Class AAB, (Series 2007-T28), 5.746%, 9/11/2042	1,450,000	1,568,817
Greenwich Capital Commercial Funding Corp., Class A3, (Series 2005-GG3), 4.569%, 8/10/2042	1,600,000	1,626,584
GS Mortgage Securities Corp. II, Class A3, (Series 2007-EOP), 1.456%, 3/6/2020 (3) (5) (6)	1,400,000	1,383,477

JP Morgan Chase Commercial Mortgage Securities Corp., Class A2, (Series 2007-LD12), 5.827%, 2/15/2051	827,950	834,786
JP Morgan Chase Commercial Mortgage Securities Corp., Class A3, (Series 2007-CB20), 5.819%, 2/12/2051	1,500,000	1,583,980
LB-UBS Commercial Mortgage Trust, Class AAB, (Series 2006-C1), 5.139%, 2/15/2031	586,537	610,899
LB-UBS Commercial Mortgage Trust, Class AAB, (Series 2006-C4), 5.845%, 6/15/2032 (3)	1,439,630	1,522,183
LB-UBS Commercial Mortgage Trust, Class AAB, (Series 2006-C6), 5.341%, 9/15/2039	869,558	922,932
LB-UBS Commercial Mortgage Trust, Class C, (Series 2004-C4), 5.274%, 6/15/2036 (3)	1,180,000	1,201,225
Merrill Lynch/Countrywide Commercial Mortgage Trust, Class A2, (Series 2006-2), 5.878%, 6/12/2046 (3)	345,378	352,548
Merrill Lynch/Countrywide Commercial Mortgage Trust, Class ASB, (Series 2006-2), 5.867%, 6/12/2046 (3)	555,893	593,761
Morgan Stanley Capital I, Class A4, (Series 2007-IQ15), 5.880%, 6/11/2049 (3)	1,510,000	1,703,207
Wachovia Bank Commercial Mortgage Trust, Class AMFX, (Series 2005-C20), 5.179%, 7/15/2042	963,000	1,032,271

Total Commercial Mortgage Securities (identified cost $17,525,058)		17,731,205

Corporate Bonds & Notes - 45.7%

Agriculture - 1.1%
British American Tobacco PLC, 1.400%, 6/5/2015 (4) (5) (6)	2,000,000	1,994,580
Apparel - 0.5%
VF Corp., 1.217%, 8/23/2013 (3)	1,000,000	1,000,239
Auto Manufacturers - 0.5%
Volkswagen International Finance, 1.875%, 4/1/2014 (5) (6)	870,000	879,113
Banks - 11.9%
Abbey National Treasury Services PLC/London, 2.046%, 4/25/2014 (3)	1,070,000	1,025,357
ABN Amro Bank, 4.250%, 2/2/2017 (1) (5) (6)	1,000,000	1,005,180
Banco Santander Chile, 2.875%, 11/13/2012 (5) (6)	500,000	501,476
Bank of America Corp., 7.375%, 5/15/2014 (1)	1,300,000	1,403,260
Bank of New York Mellon Corp., 1.700%, 11/24/2014 (1)	1,625,000	1,648,277
BB&T Corp., 3.850%, 7/27/2012	1,280,000	1,285,844
BNP Paribas, 1.369%, 1/10/2014 (3)	855,000	831,635
Capital One Financial Corp., 6.250%, 11/15/2013	1,300,000	1,380,929
Citigroup, Inc., 6.000%, 12/13/2013	1,500,000	1,575,602
GMAC, LLC., 7.500%, 12/31/2013	528,000	561,000
Goldman Sachs Group, Inc., 5.125%, 1/15/2015 (1)	1,300,000	1,340,879
Intesa Sanpaolo SpA/New York, 2.375%, 12/21/2012	875,000	849,595
Morgan Stanley, 2.875%, 1/24/2014 (1)	1,455,000	1,421,391
National Australia Bank/New York, 2.750%, 3/9/2017	1,580,000	1,587,341
Nordea Bank AB, 3.125%, 3/20/2017 (5) (6)	1,500,000	1,511,735
Royal Bank of Canada, 1.450%, 10/30/2014	775,000	783,978
U.S. Bancorp, 1.375%, 9/13/2013	1,385,000	1,397,857
Wachovia Bank NA, 0.804%, 3/15/2016 (3)	2,150,000	2,068,117

		22,179,453
Beverages - 0.5%
Anheuser-Busch InBev Worldwide, Inc., 1.500%, 7/14/2014 (1)	925,000	936,737
Biotechnology - 1.4%
Amgen, Inc., 1.875%, 11/15/2014	1,600,000	1,629,005
Life Technologies Corp., 3.375%, 3/1/2013	1,000,000	1,014,074

		2,643,079
Chemicals - 1.1%
Ecolab, Inc., 2.375%, 12/8/2014	2,000,000	2,060,354
Computers - 1.1%
Hewlett-Packard Co., 3.000%, 9/15/2016 (1)	1,430,000	1,463,774
International Business Machines Corp., 0.550%, 2/6/2015 (1)	500,000	497,414

		1,961,188
Cosmetics/Personal Care - 0.5%
Procter & Gamble Co., 0.700%, 8/15/2014	900,000	903,903
Diversified Financial Services - 7.3%
American Express Credit Corp., 7.300%, 8/20/2013	1,500,000	1,609,380

BlackRock, Inc., 3.500%, 12/10/2014	1,240,000	1,315,781
Caterpillar Financial Services Corp., 1.100%, 5/29/2015	1,000,000	1,005,108
Countrywide Financial Corp., 5.800%, 6/7/2012 (1)	1,000,000	1,000,312
FUEL Trust, 3.984%, 6/15/2016 (5) (6)	1,000,000	1,039,533
FUEL Trust, 4.207%, 4/15/2016 (1) (5) (6)	1,000,000	1,047,574
General Electric Capital Corp., 3.350%, 10/17/2016 (1)	1,475,000	1,549,315
Merrill Lynch & Co., Inc., 6.050%, 8/15/2012 (1)	850,000	854,286
SSIF Nevada LP, 1.167%, 4/14/2014 (1) (3) (5) (6)	1,100,000	1,092,727
TD Ameritrade Holding Corp., 4.150%, 12/1/2014	940,000	994,920
Toyota Motor Credit Corp., 1.250%, 11/17/2014 (1)	600,000	605,208
Woodside Finance, Ltd., 4.500%, 11/10/2014 (5) (6)	1,500,000	1,593,995

		13,708,139
Electric - 2.3%
Alliant Energy Corp., 4.000%, 10/15/2014	2,350,000	2,472,240
Appalachian Power Co., 3.400%, 5/24/2015	970,000	1,019,683
Duke Energy Corp., 2.150%, 11/15/2016 (1)	715,000	736,621

		4,228,544
Engineering & Construction - 0.5%
ABB Finance USA, Inc., 1.625%, 5/8/2017	1,000,000	999,053
Healthcare-Products - 1.4%
Boston Scientific Corp., 4.500%, 1/15/2015	1,200,000	1,286,204
Zimmer Holdings, Inc., 1.400%, 11/30/2014	1,300,000	1,305,998

		2,592,202
Home Furnishings - 0.6%
Whirlpool Corp., 5.500%, 3/1/2013	1,150,000	1,184,850
Insurance - 4.2%
Genworth Life Institutional Funding Trust, 5.875%, 5/3/2013 (5) (6)	477,000	485,750
HSB Group, Inc., 1.377%, 7/15/2027 (3)	2,430,000	1,818,126
MetLife Institutional Funding II, 1.368%, 4/4/2014 (3) (5) (6)	870,000	873,345
MetLife, Inc., 5.000%, 11/24/2013 (1)	1,355,000	1,435,071
Protective Life Secured Trusts, 5.450%, 9/28/2012	830,000	842,540
Prudential Covered Trust, 2.997%, 9/30/2015 (5) (6)	1,000,000	1,016,484
Prudential Financial, Inc., 3.625%, 9/17/2012	1,400,000	1,411,030

		7,882,346
Iron/Steel - 0.7%
ArcelorMittal, 5.375%, 6/1/2013	1,200,000	1,235,525
Mining - 1.2%
Anglo American Capital PLC, 2.150%, 9/27/2013 (5) (6)	1,250,000	1,256,909
Barrick Gold Corp., 1.750%, 5/30/2014 (5) (6)	1,000,000	1,013,901

		2,270,810
Office/Business Equipment - 0.5%
Xerox Corp., 1.874%, 9/13/2013 (3)	980,000	987,286
Oil & Gas - 1.6%
Petrobras International Finance Co. - Pifco, 2.875%, 2/6/2015	1,500,000	1,520,058
Total Capital Canada, Ltd., 1.625%, 1/28/2014 (1)	1,390,000	1,412,372

		2,932,430
Pharmaceuticals - 1.4%
Aristotle Holding, Inc., 2.100%, 2/12/2015 (5) (6)	1,500,000	1,518,597
GlaxoSmithKline Capital PLC, 0.750%, 5/8/2015	1,000,000	998,960

		2,517,557
Pipelines - 0.3%
Enterprise Products Operating LLC, 6.375%, 2/1/2013	610,000	630,167
Real Estate Investment Trusts - 0.9%
HCP, Inc., 2.700%, 2/1/2014	1,610,000	1,632,427
Telecommunications - 3.6%
AT&T, Inc., 0.875%, 2/13/2015 (1)	1,360,000	1,356,360
AT&T, Inc., 5.100%, 9/15/2014	760,000	831,055
Cellco Partnership / Verizon Wireless, 5.550%, 2/1/2014	1,545,000	1,659,557

Telefonica Emisiones SAU, 2.582%, 4/26/2013	950,000	937,208
Verizon Communications, Inc., 2.000%, 11/1/2016	750,000	769,643
Vodafone Group PLC, 5.000%, 12/16/2013	1,125,000	1,195,291

		6,749,114
Transportation - 0.6%
CSX Corp., 5.750%, 3/15/2013	1,000,000	1,038,362

Total Corporate Bonds & Notes (identified cost $84,706,591)		85,147,458

Municipals - 5.9%

Arkansas - 0.5%
Arkansas Development Finance Authority, 0.750%, 6/1/2012	1,040,000	1,040,000
Florida - 0.8%
Florida Hurricane Catastrophe Fund Finance Corp., 1.019%, 10/15/2012, Call 6/15/2012 (3)	1,500,000	1,500,360
Illinois - 1.4%
State of Illinois, 3.080%, 7/1/2012	1,000,000	1,001,790
State of Illinois, 4.071%, 1/1/2014	1,525,000	1,580,601

		2,582,391
Indiana - 0.9%
Indianapolis Local Public Improvement Bond Bank, 1.300%, 4/1/2030 (3)	1,600,000	1,600,000
Michigan - 0.2%
County of Wayne, 5.000%, 9/15/2013	350,000	351,512
Minnesota - 0.7%
Tobacco Securitization Authority, 2.643%, 3/1/2014	1,250,000	1,279,850
New York - 0.4%
City of New York, 1.620%, 12/1/2012	790,000	795,206
Puerto Rico - 0.8%
Government Development Bank for Puerto Rico, 3.670%, 5/1/2014	1,525,000	1,556,827
Washington - 0.2%
City of Monroe, 1.255%, 11/1/2012, Call 7/2/2012	350,000	350,095

Total Municipals (identified cost $10,937,942)		11,056,241
Mutual Funds - 3.5%
Eaton Vance Institutional Senior Loan Fund, 4.630% (8)	326,711	2,956,735
Fidelity Floating Rate High Income Fund, 3.570%	372,038	3,623,652

Total Mutual Funds (identified cost $6,422,183)		6,580,387

U.S. Government & U.S. Government Agency Obligations - 14.1%

Federal Home Loan Bank - 0.5%
0.875%, 12/27/2013 (1)	$1,000,000	1,009,266
Federal Home Loan Mortgage Corporation - 4.2%
0.500%, 4/17/2015 (1)	1,625,000	1,625,213
0.625%, 12/29/2014 (1)	1,505,000	1,511,061
0.750%, 11/25/2014	1,500,000	1,509,553
2.875%, 2/9/2015 (1)	3,000,000	3,191,211

		7,837,038
Federal National Mortgage Association - 2.5%
0.375%, 12/28/2012 (1)	1,500,000	1,501,925
0.650%, 5/29/2015	2,000,000	1,998,222
1.125%, 6/27/2014	1,100,000	1,117,989

		4,618,136
U.S. Treasury Bonds & Notes - 6.9%
1.000%, 9/30/2016 (1)	2,000,000	2,035,938
1.375%, 1/15/2013 (1)	2,500,000	2,519,140
1.375%, 11/30/2015 (1)	1,500,000	1,547,579

1.500%, 6/30/2016	1,950,000	2,026,178
1.750%, 7/31/2015	1,000,000	1,042,344
1.750%, 5/31/2016 (1)	1,500,000	1,572,421
1.875%, 6/30/2015 (1)	1,975,000	2,064,647

		12,808,247

Total U.S. Government & U.S. Government Agency Obligations (identified cost $26,100,841)		26,272,687

U.S. Government Agency-Mortgage Securities - 3.6%

Federal National Mortgage Association - 3.5%
3.106%, 5/1/2041(3)	743,898	776,577
3.222%, 5/1/2041(3)	773,167	812,316
3.500%, 4/1/2026	435,938	460,639
4.000%, 11/1/2031 (1)	1,431,767	1,542,774
5.500%, 11/1/2033	699,796	765,890
5.500%, 2/1/2034	533,360	586,234
5.500%, 8/1/2037 (1)	1,311,953	1,438,733
7.000%, 12/1/2015	30,210	32,323
7.500%, 9/1/2015	46,625	50,256
9.500%, 12/1/2024	36,726	41,504
9.500%, 1/1/2025	15,813	15,905
9.500%, 1/1/2025	21,571	21,696
10.000%, 7/1/2020	29,261	30,128
11.000%, 12/1/2015	17	18

		6,574,993
Government National Mortgage Association - 0.1%
7.500%, 8/15/2037	135,803	168,185
9.000%, 12/15/2019	25,263	27,597

		195,782

Total U.S. Government Agency-Mortgage Securities (identified cost $6,690,748)		6,770,775

Short-Term Investments - 26.9%

Collateral Pool Investment for Securities on Loan - 17.3%
(See Note 2 of the Schedule of Investments)		32,359,732

Mutual Funds - 9.3%
BMO Prime Money Market Fund, Class I, 0.229% (11)	17,341,531	17,341,531

Short-Term Municipals - 0.3%

Ohio - 0.3%
City of Sheffield Lake, 2.250%, 11/14/2012	$500,000	502,215

Total Short-Term Investments (identified cost $50,203,500)		50,203,478

Total Investments - 117.8% (identified cost $218,938,876)		219,682,633
Other Assets and Liabilities - (17.8)%		(33,157,464)

Total Net Assets - 100.0%		$186,525,169

Short-Intermediate Bond Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2012

(Unaudited)

Description	Shares or Principal Amount	Value
Collateralized Mortgage Obligations - 2.2%

Federal Home Loan Mortgage Corporation - 0.6%
0.989%, 7/15/2032, (Series 3652) (3)	$1,058,481	$1,063,968
Private Sponsor - 1.6%
Chase Mortgage Finance Corp., Class 7A1, (Series 2007-A2), 5.578%, 7/25/2037 (3)	758,056	679,844
Holmes Master Issuer PLC, Class A2, (Series 2010-1A), 1.867%, 10/15/2054 (3) (5) (6)	1,500,000	1,508,687
Lehman Mortgage Trust, Class 5A1, (Series 2006-2), 5.500%, 4/25/2036	362,613	360,036

		2,548,567

Total Collateralized Mortgage Obligations (identified cost $3,678,519)		3,612,535

Commercial Mortgage Securities - 1.0%

Private Sponsor - 1.0%
JP Morgan Chase Commercial Mortgage Securities Corp., Class A3, (Series 2007-CB20), 5.819%, 2/12/2051	1,500,000	1,583,981

Total Commercial Mortgage Securities (identified cost $1,582,662)		1,583,981

Corporate Bonds & Notes - 53.9%

Aerospace/Defense - 0.6%
Raytheon Co., 1.400%, 12/15/2014 (1)	1,000,000	1,016,977
Auto Manufacturers - 2.1%
Daimler Finance North America LLC, 1.875%, 9/15/2014 (5) (6)	1,300,000	1,308,506
Volkswagen International Finance NV, 2.875%, 4/1/2016 (5) (6)	2,000,000	2,089,230

		3,397,736
Banks - 14.3%
Abbey National Treasury Services PLC/London, 3.875%, 11/10/2014 (5) (6)	1,500,000	1,495,973
ABN Amro Bank, 4.250%, 2/2/2017 (5) (6)	1,000,000	1,005,180
ANZ National Int’l, Ltd./London, 2.375%, 12/21/2012 (5) (6)	2,000,000	2,019,430
ANZ National Int’l, Ltd./New Zealand, 1.474%, 12/20/2013 (3) (5) (6)	1,000,000	996,437
Bank of America Corp., 1.886%, 1/30/2014 (3)	1,500,000	1,477,088
Bank of America Corp., 3.750%, 7/12/2016	1,500,000	1,484,496
BB&T Corp., 3.850%, 7/27/2012	2,000,000	2,009,132
BNP Paribas, 1.369%, 1/10/2014 (3)	1,000,000	972,673
Credit Suisse/New York, 3.450%, 7/2/2012	2,000,000	2,004,548
HSBC Bank PLC, 1.625%, 7/7/2014 (5) (6)	1,500,000	1,501,518
Morgan Stanley, 4.750%, 3/22/2017	1,000,000	962,762
Nordea Bank AB, 3.125%, 3/20/2017 (5) (6)	1,500,000	1,511,734
PNC Funding Corp., 2.700%, 9/19/2016 (1)	1,000,000	1,036,495
Rabobank Nederland NV, 3.200%, 3/11/2015 (5) (6)	1,200,000	1,239,334
Royal Bank of Canada, 1.450%, 10/30/2014	1,500,000	1,517,377
Wells Fargo & Co., 2.625%, 12/15/2016 (1)	1,700,000	1,735,023

		22,969,200
Biotechnology - 1.3%
Gilead Sciences, Inc., 3.050%, 12/1/2016 (1)	2,000,000	2,112,216
Building Materials - 1.2%
CRH America, Inc., 6.000%, 9/30/2016	1,700,000	1,872,846
Chemicals - 2.0%
Ecolab, Inc., 4.350%, 12/8/2021	1,500,000	1,642,385
Valspar Corp., 4.200%, 1/15/2022	1,500,000	1,586,271

		3,228,656

Computers - 0.8%
Hewlett-Packard Co., 2.600%, 9/15/2017	1,250,000	1,235,059
Diversified Financial Services - 3.8%
Caterpillar Financial Services Corp., 2.050%, 8/1/2016	1,500,000	1,546,279
FUEL Trust, 3.984%, 6/15/2016 (5) (6)	1,000,000	1,039,533
General Electric Capital Corp., 3.350%, 10/17/2016	1,400,000	1,470,536
Hyundai Capital America, 4.000%, 6/8/2017 (5) (6)	500,000	513,824
Toyota Motor Credit Corp., 1.250%, 11/17/2014 (1)	1,500,000	1,513,020

		6,083,192
Electric - 0.7%
Alliant Energy Corp., 4.000%, 10/15/2014	1,000,000	1,052,017
Electronics - 1.0%
Koninklijke Philips Electronics, 3.750%, 3/15/2022	1,500,000	1,566,810
Engineering & Construction - 0.6%
ABB Finance USA, Inc., 1.625%, 5/8/2017	1,000,000	999,053
Healthcare-Products - 3.0%
Becton, Dickinson and Co., 1.750%, 11/8/2016	1,025,000	1,046,769
Boston Scientific Corp., 4.500%, 1/15/2015	2,000,000	2,143,674
DENTSPLY International, Inc., 2.750%, 8/15/2016 (1)	1,500,000	1,546,551

		4,736,994
Healthcare-Services - 0.7%
Coventry Health Care, Inc., 5.450%, 6/15/2021	1,000,000	1,149,400
Insurance - 5.9%
Berkshire Hathaway, Inc., 1.900%, 1/31/2017	1,500,000	1,527,195
Berkshire Hathaway, Inc., 3.200%, 2/11/2015 (1)	1,500,000	1,593,886
Genworth Life Institutional Funding Trust, 5.875%, 5/3/2013 (5) (6)	1,000,000	1,018,343
HSB Group, Inc., 1.377%, 7/15/2027 (3)	4,000,000	2,992,800
Progressive Corp., 3.750%, 8/23/2021	1,000,000	1,092,394
Prudential Financial, Inc., 3.875%, 1/14/2015 (1)	1,100,000	1,151,688

		9,376,306
Iron/Steel - 1.3%
ArcelorMittal, 5.375%, 6/1/2013	2,000,000	2,059,208
Machinery-Diversified - 0.7%
Xylem, Inc., 3.550%, 9/20/2016 (5) (6)	1,000,000	1,055,185
Media - 3.9%
NBCUniversal Media LLC, 4.375%, 4/1/2021	1,300,000	1,433,895
News America, Inc., 4.500%, 2/15/2021 (1)	2,000,000	2,168,228
Time Warner, Inc., 4.750%, 3/29/2021 (1)	1,500,000	1,685,286
Viacom, Inc., 2.500%, 12/15/2016 (1)	1,000,000	1,029,203

		6,316,612
Mining - 1.7%
Anglo American Capital PLC, 9.375%, 4/8/2019	2,000,000	2,727,860
Office/Business Equipment - 0.6%
Xerox Corp., 1.874%, 9/13/2013 (3)	1,000,000	1,007,435
Oil & Gas - 0.8%
Statoil ASA, 1.800%, 11/23/2016	1,300,000	1,330,680
Pharmaceuticals - 0.6%
Aristotle Holding, Inc., 2.650%, 2/15/2017 (5) (6)	1,000,000	1,019,275
Real Estate Investment Trusts - 0.7%
HCP, Inc., 5.375%, 2/1/2021	1,000,000	1,118,719
Semiconductors - 0.6%
Samsung Electronics America, Inc., 1.750%, 4/10/2017 (1) (5) (6)	1,000,000	994,158
Telecommunications - 5.0%
AT&T, Inc., 0.875%, 2/13/2015	1,250,000	1,246,654
AT&T, Inc., 5.100%, 9/15/2014	1,500,000	1,640,239
Cellco Partnership / Verizon Wireless, 5.550%, 2/1/2014	1,500,000	1,611,220

Deutsche Telekom International Finance BV, 3.125%, 4/11/2016 (5) (6)	1,500,000	1,551,206
Telefonaktiebolaget LM Ericsson, 4.125%, 5/15/2022	1,000,000	1,011,370
Telefonica Emisiones SAU, 5.462%, 2/16/2021	1,000,000	894,638

		7,955,327

Total Corporate Bonds & Notes (identified cost $84,281,298)		86,380,921

U.S. Government & U.S. Government Agency Obligations - 31.1%

U.S. Treasury Bonds & Notes - 31.1%
0.875%, 1/31/2017 (1)	5,000,000	5,058,205
1.125%, 6/15/2013 (1)	5,000,000	5,047,855
1.250%, 1/31/2019 (1)	5,000,000	5,094,530
1.250%, 4/30/2019 (1)	5,000,000	5,081,640
1.375%, 10/15/2012 (1)	7,000,000	7,033,362
1.500%, 12/31/2013 (1)	7,000,000	7,137,270
1.750%, 5/15/2022 (1)	5,000,000	5,078,905
2.000%, 2/15/2022 (1)	10,000,000	10,405,470

Total U.S. Government & U.S. Government Agency Obligations (identified cost $48,871,681)		49,937,237

U.S. Government Agency-Mortgage Securities - 0.4%

Federal National Mortgage Association - 0.4%
5.500%, 8/1/2037 (1)	617,874	677,582

Total U.S. Government Agency-Mortgage Securities (identified cost $681,818)		677,582

Short-Term Investments - 49.9%

Collateral Pool Investment for Securities on Loan - 41.7%
(See Note 2 of the Schedule of Investments)		66,739,314

Mutual Funds - 8.2%
BMO Prime Money Market Fund, Class I, 0.229% (11)	13,186,932	13,186,932

Total Short-Term Investments (identified cost $79,926,246)		79,926,246

Total Investments - 138.5% (identified cost $219,022,224)		222,118,502
Other Assets and Liabilities - (38.5)%		(61,797,120)

Total Net Assets - 100.0%		$160,321,382

Intermediate Tax-Free Fund

SCHEDULE OF INVESTMENTS –

As of May 31, 2012

(Unaudited)

Description	Shares or Principal Amount	Value
Municipals - 97.8%

Alabama - 1.0%
Alabama Board of Education, 3.000%, 6/1/2020	$340,000	$351,744
Alabama Board of Education, 3.000%, 6/1/2021	305,000	311,036
Alabama Board of Education, 4.000%, 10/1/2012	165,000	166,667
Alabama Drinking Water Finance Authority, 2.250%, 8/15/2021, Call 2/15/2021	1,000,000	982,800
Alabama State Board of Education, 4.375%, 10/1/2017	200,000	226,782
Alabama State Board of Education, 5.000%, 10/1/2020, Call 10/1/2018	230,000	264,440
Baldwin County Board of Education, AMBAC, 5.000%, 7/1/2018, Call 7/1/2017	350,000	400,039
City of Jacksonville, AMBAC, 4.100%, 9/1/2032, Call 9/1/2015	400,000	406,288
Cullman Utilities Board, AGM, 4.375%, 9/1/2029, Call 9/1/2020	500,000	545,260
Mobile Industrial Development Board, 1.650%, 3/20/2017 (3)	500,000	503,915
Pell City Special Care Facilities, 4.000%, 12/1/2025, Call 12/1/2021	1,500,000	1,504,695
Pell City Special Care Facilities, 5.000%, 12/1/2025, Call 12/1/2021	4,000,000	4,392,760

		10,056,426
Alaska - 0.1%
Alaska Housing Finance Corp., 4.750%, 6/1/2032, Call 6/1/2016 (7)	435,000	434,517
Alaska Student Loan Corp., Guaranteed Student Loans, 5.000%, 6/1/2018, Call 6/1/2015 (7)	270,000	295,361
City of Anchorage, NATL-RE, 5.000%, 12/1/2024, Call 12/1/2015	390,000	417,928

		1,147,806
Arizona - 5.4%
Apache County Industrial Development Authority, 4.500%, 3/1/2030, Call 3/1/2022	2,000,000	2,036,220
Arizona Health Facilities Authority, 4.000%, 1/1/2015	225,000	236,399
Arizona Health Facilities Authority, 5.000%, 1/1/2019, Call 1/1/2017	175,000	201,047
Arizona Health Facilities Authority, 5.000%, 1/1/2020, Call 1/1/2017	1,150,000	1,308,102
Arizona School Facilities Board, 5.750%, 9/1/2019, Call 9/1/2018	690,000	827,144
Arizona School Facilities Board, AMBAC, 4.000%, 7/1/2015	1,675,000	1,793,992
Arizona School Facilities Board, AMBAC, 4.000%, 7/1/2016	250,000	271,808
Arizona School Facilities Board, AMBAC, 4.250%, 7/1/2015	575,000	620,137
Arizona School Facilities Board, AMBAC, 5.000%, 7/1/2017	800,000	904,888
Arizona School Facilities Board, AMBAC, 5.000%, 7/1/2018	400,000	456,976
Arizona School Facilities Board, AMBAC, 5.250%, 7/1/2013	750,000	782,752
Arizona School Facilities Board, AMBAC, 5.500%, 7/1/2014	575,000	622,115
Arizona School Facilities Board, NATL-RE FGIC, 5.000%, 9/1/2019, Call 9/1/2015	1,325,000	1,457,341
Arizona Sports & Tourism Authority, 4.000%, 7/1/2018 (4)	765,000	856,249
Arizona Sports & Tourism Authority, 4.000%, 7/1/2019 (4)	1,285,000	1,443,762
Arizona State University, 6.250%, 7/1/2028, Call 7/1/2018	1,000,000	1,186,490
City of Avondale, AGM, 4.000%, 7/1/2019	190,000	214,808
City of Flagstaff, 4.250%, 10/1/2015, Call 10/1/2012	250,000	251,230
City of Glendale, 5.000%, 7/1/2021, Call 7/1/2017	400,000	455,736
City of Goodyear, 5.000%, 7/1/2023, Call 7/1/2020	265,000	298,891
City of Goodyear, 5.125%, 7/1/2025, Call 7/1/2020	345,000	385,403
City of Kingman, 4.875%, 1/1/2014	500,000	518,580
City of Peoria, 4.000%, 7/1/2019	515,000	580,436
City of Sedona, NATL-RE, 5.000%, 7/1/2012	250,000	250,728
City of Tucson, AGM, 5.000%, 7/1/2020	500,000	588,055
City of Tucson, NATL-RE, 5.000%, 7/1/2019	500,000	609,135
Coconino County Unified School District No. 8 Page, NATL-RE, 5.000%, 7/1/2017, Call 7/1/2014	215,000	225,163
County of Mohave, AMBAC, 5.250%, 7/1/2016, Call 7/1/2014	200,000	213,210
Eagle Mountain Community Facilities District, AGC, 4.000%, 7/1/2014	205,000	217,407
Gila County Unified School District No. 10-Payson, 5.000%, 7/1/2014	280,000	300,992
Gila County Unified School District No. 10-Payson, 5.000%, 7/1/2015	200,000	221,192
Gila County Unified School District No. 10-Payson, 5.000%, 7/1/2018	475,000	557,279
Gila County Unified School District No. 10-Payson, 5.000%, 7/1/2019, Call 7/1/2018 (3)	500,000	580,395
Gila County Unified School District No. 10-Payson, 5.000%, 7/1/2020, Call 7/1/2018 (3)	600,000	686,922

Gilbert Public Facilities Municipal Property Corp., 5.500%, 7/1/2026, Call 7/1/2019	750,000	864,532
Glendale Industrial Development Authority, 5.000%, 5/15/2023, Call 5/15/2020	500,000	561,195
Greater Arizona Development Authority, NATL-RE, 5.000%, 8/1/2018, Call 8/1/2015	340,000	370,379
Greater Arizona Development Authority, NATL-RE, 5.000%, 8/1/2019, Call 8/1/2017	250,000	283,153
Madison Elementary School District No. 38, AGM, 4.500%, 7/1/2019	300,000	345,807
Maricopa County Elementary School District No. 28-Kyrene Elementary, MBIA, 5.000%, 7/1/2013	125,000	131,340
Maricopa County Elementary School District No. 33 Buckeye, 5.250%, 7/1/2018	365,000	416,578
Maricopa County Elementary School District No. 8-Osborn, 6.000%, 7/1/2024, Call 7/1/2016	300,000	342,306
Maricopa County Industrial Development Authority, 5.250%, 7/1/2032, Call 7/1/2017	170,000	183,058
Maricopa County School District No. 21 Murphy, 7.500%, 7/1/2021, Call 7/1/2019	220,000	256,978
Maricopa County Unified School District No. 89-Dysart, 6.500%, 7/1/2020, Call 7/1/2018	900,000	1,098,225
Phoenix Civic Improvement Corp., 5.000%, 7/1/2020, Call 7/1/2018	600,000	698,700
Phoenix Civic Improvement Corp., 5.000%, 7/1/2026, Call 7/1/2020	400,000	450,856
Phoenix Civic Improvement Corp., BHAC, 0.000%, 7/1/2027	200,000	237,458
Phoenix Civic Improvement Corp., MBIA, 0.000%, 7/1/2013	1,595,000	1,844,091
Phoenix Civic Improvement Corp., NATL-RE FGIC, 0.000%, 7/1/2013	320,000	375,040
Phoenix Civic Improvement Corp., NATL-RE FGIC, 0.000%, 7/1/2021	405,000	469,067
Phoenix Civic Improvement Corp., NATL-RE FGIC, 0.000%, 7/1/2034	525,000	610,596
Phoenix Industrial Development Authority, 5.200%, 7/1/2022, Call 7/1/2021	300,000	309,621
Phoenix-Mesa Airport Authority, 5.000%, 7/1/2032, Call 7/1/2022 (7)	800,000	843,352
Phoenix-Mesa Airport Authority, 5.000%, 7/1/2038, Call 7/1/2022 (7)	600,000	613,806
Pima County Industrial Development Authority, 5.250%, 7/1/2031, Call 7/1/2019	500,000	533,395
Pima County Industrial Development Authority, 6.375%, 7/1/2028, Call 7/1/2018	310,000	320,438
Pima County Industrial Development Authority, 6.500%, 7/1/2038, Call 7/1/2018	250,000	252,978
Pinal County Union High School District No. 82 Casa Grande, 5.000%, 7/1/2018	340,000	391,534
Rio Nuevo Multipurpose Facilities District, AGC, 6.000%, 7/15/2020, Call 7/15/2018	240,000	285,674
Rio Nuevo Multipurpose Facilities District, AGC, 6.500%, 7/15/2023, Call 7/15/2018	40,000	47,664
Salt River Project Agricultural Improvement & Power District, 5.000%, 1/1/2020, Call 1/1/2018	300,000	355,572
Scottsdale Industrial Development Authority, 5.000%, 9/1/2018	250,000	283,878
Scottsdale Industrial Development Authority, 5.250%, 9/1/2030, Call 9/1/2013	435,000	441,799
Scottsdale Municipal Property Corp., 5.000%, 7/1/2019	750,000	932,332
Scottsdale Municipal Property Corp., AMBAC, 0.000%, 7/1/2019, Call 7/1/2017	325,000	344,510
Scottsdale Preserve Authority, NATL-RE FGIC, 5.000%, 7/1/2016	750,000	872,347
State of Arizona, AGM, 5.000%, 10/1/2023, Call 4/1/2020	1,000,000	1,139,230
State of Arizona, AGM, 5.250%, 10/1/2024, Call 10/1/2019	2,000,000	2,296,600
Surprise Municipal Property Corp., AMBAC, 5.000%, 7/1/2017, Call 7/1/2014	225,000	240,671
Tucson & Pima Counties Industrial Development Authorities, GNMA/FNMA/FHLMC, 5.400%, 6/1/2040, Call 12/1/2017 (7)	590,000	638,309
University Medical Center Corp., 5.250%, 7/1/2014	1,000,000	1,085,860
University Medical Center Corp., GO, 5.000%, 7/1/2021	425,000	483,021
White Mountain Apache Tribe Fort Apache Indian Reservation, 6.000%, 6/1/2015, Call 7/2/2012	2,690,000	2,555,500
Yuma Municipal Property Corp., XLCA, 5.000%, 7/1/2021, Call 7/1/2017	1,900,000	2,112,477
Yuma Municipal Property Corp., XLCA, 5.000%, 7/1/2023, Call 7/1/2017	1,950,000	2,137,960
Yuma Municipal Property Corp., XLCA, 5.000%, 7/1/2025, Call 7/1/2017	1,000,000	1,083,640

		52,302,511
Arkansas - 1.8%
Arkansas Development Finance Authority, GNMA/FNMA, 4.000%, 1/1/2025, Call 7/1/2021	305,000	319,420
Arkansas Development Finance Authority, GNMA/FNMA, 4.000%, 7/1/2025, Call 7/1/2021	625,000	654,550
Arkansas Development Finance Authority, GNMA/FNMA, 4.100%, 7/1/2026, Call 7/1/2021	300,000	314,358
City of Rogers, 4.125%, 11/1/2031, Call 11/1/2021	500,000	534,780
City of Stuttgart, AGM, 3.800%, 6/1/2042, Call 6/1/2020 (4)	3,000,000	3,026,790
Conway Health Facilities Board, 4.100%, 8/1/2027, Call 8/1/2022	500,000	517,210
Conway Health Facilities Board, 4.250%, 8/1/2021	605,000	673,329
Conway Health Facilities Board, 4.500%, 8/1/2024, Call 8/1/2022	1,345,000	1,469,897
County of Greene, AGM, 4.000%, 3/1/2019, Call 3/1/2017	840,000	916,373
County of Greene, AGM, 4.000%, 3/1/2020, Call 3/1/2017	1,430,000	1,543,184
County of Jefferson, AGM, 4.000%, 6/1/2023, Call 12/1/2019	535,000	548,231
County of Jefferson, AGM, 5.000%, 6/1/2026, Call 12/1/2019	2,120,000	2,281,586
Independence County Public Health Education & Housing Facilities Board, 5.300%, 6/1/2025, Call 6/1/2020	1,250,000	1,403,775
University of Arkansas, 4.000%, 11/1/2029, Call 11/1/2021	1,240,000	1,333,558
University of Arkansas, 4.000%, 7/1/2030, Call 1/1/2020	330,000	345,358
University of Arkansas, 4.625%, 11/1/2036, Call 11/1/2021	1,500,000	1,653,165

		17,535,564

California - 8.6%
Abag Finance Authority for Nonprofit Corps., 5.750%, 7/1/2037, Call 7/1/2015	785,000	846,999
ABC Unified School District, MBIA, 5.000%, 2/1/2021	1,250,000	1,389,900
Anaheim Public Financing Authority, AMBAC, 4.500%, 10/1/2015	350,000	374,598
Bellevue Union School District, AGM, 0.000%, 8/1/2030	585,000	217,292
Bellevue Union School District, AGM, 0.000%, 8/1/2031	615,000	212,316
Bellevue Union School District, AGM, 0.000%, 8/1/2032	645,000	208,593
Bret Harte Union High School District, 0.000%, 3/15/2015	500,000	479,405
California Health Facilities Financing Authority, 5.150%, 11/15/2040, Call 11/15/2020	3,325,000	3,707,608
California Infrastructure & Economic Development Bank, 5.750%, 2/1/2039, Call 2/1/2015	600,000	645,450
California Infrastructure & Economic Development Bank, 6.250%, 2/1/2039, Call 2/1/2015	450,000	491,017
California State Public Works Board, 5.000%, 10/1/2031, Call 10/1/2016	645,000	691,492
California State Public Works Board, 5.000%, 4/1/2037, Call 4/1/2022	1,000,000	1,061,310
California Statewide Communities Development Authority, 3.000%, 11/1/2012	500,000	503,950
California Statewide Communities Development Authority, NATL-RE, 5.125%, 7/1/2024, Call 7/1/2018	1,500,000	1,696,155
Castaic Lake Water Agency, AMBAC, 0.000%, 8/1/2021	2,645,000	1,965,420
Central Union High School District-Imperial County, NATL-RE, 4.000%, 8/1/2019, Call 8/1/2015	670,000	685,336
City & County of San Francisco, 4.625%, 6/15/2030, Call 6/15/2015	350,000	364,896
City of Madera, 5.750%, 1/1/2026, Call 1/1/2020	1,550,000	1,724,576
City of Madera, 6.500%, 1/1/2040, Call 1/1/2020	1,330,000	1,472,962
County of Mendocino, AGM, 3.250%, 6/1/2018	1,115,000	1,154,326
County of Mendocino, AGM, 3.500%, 6/1/2020	1,190,000	1,221,749
County of Mendocino, AGM, 3.750%, 6/1/2021	1,030,000	1,058,521
Delhi Unified School District, AMBAC, 0.000%, 8/1/2019	645,000	475,384
Duarte Unified School District, 0.000%, 8/1/2016	525,000	488,040
Escondido Union High School District, 0.000%, 8/1/2032, Call 8/1/2025	1,250,000	884,100
Escondido Union High School District, AGC, 0.000%, 8/1/2031	480,000	190,608
Evergreen Elementary School District, AGC, 0.000%, 8/1/2028	1,350,000	653,670
Fontana Unified School District, 0.000%, 12/1/2012	1,500,000	1,495,545
Fresno Unified School District, MBIA, 4.600%, 2/1/2016	105,000	114,188
Fresno Unified School District, MBIA, 5.300%, 2/1/2014	590,000	626,415
Fresno Unified School District, MBIA, 6.000%, 8/1/2026	2,900,000	3,599,364
Imperial Community College District, AGC, 0.000%, 8/1/2028	330,000	138,217
Imperial County Local Transportation Authority, 4.000%, 6/1/2032, Call 6/1/2022	1,500,000	1,463,655
Imperial County Local Transportation Authority, 5.000%, 6/1/2032, Call 6/1/2022	2,000,000	2,149,700
Inland Valley Development Agency, 4.000%, 3/1/2014 (3)	1,500,000	1,540,335
Jurupa Community Services District, 5.000%, 9/1/2029, Call 9/1/2020	375,000	413,528
Lake Tahoe Unified School District, NATL-RE FGIC, 0.000%, 8/1/2016	575,000	512,883
Lake Tahoe Unified School District, NATL-RE FGIC, 0.000%, 8/1/2017	650,000	549,906
Lakeside Union School District/San Diego County, AGC, 0.000%, 9/1/2027	295,000	148,839
Long Beach Bond Finance Authority, 5.000%, 11/15/2017	170,000	183,675
Long Beach Bond Finance Authority, 5.000%, 11/1/2030, Call 11/1/2021	1,000,000	1,121,860
Los Alamitos Unified School District, 0.000%, 9/1/2016	2,000,000	1,848,260
Los Angeles Community College District, AGM FGIC, 5.000%, 8/1/2032, Call 8/1/2017	1,330,000	1,464,809
Los Angeles Community College District, NATL-RE FGIC, 5.000%, 8/1/2032, Call 8/1/2017	475,000	523,146
Los Angeles Unified School District, 5.200%, 7/1/2029, Call 7/1/2019	480,000	546,504
Lynwood Unified School District, AGM, 5.000%, 8/1/2022	340,000	396,545
Lynwood Unified School District, AGM, 5.000%, 8/1/2023	475,000	554,662
Lynwood Unified School District, AGM, 5.000%, 8/1/2024, Call 8/1/2023	620,000	713,918
Lynwood Unified School District, AGM, 5.000%, 8/1/2025, Call 8/1/2023	760,000	865,260
Mendocino-Lake Community College District, AGM, 0.000%, 8/1/2031, Call 8/1/2026	300,000	277,392
Merced Redevelopment Agency, AMBAC, 0.000%, 12/1/2021	1,035,000	603,012
Midpeninsula Regional Open Space District, 5.000%, 9/1/2029, Call 9/1/2022	2,000,000	2,334,920
Murrieta Valley Unified School District Public Financing Authority, NATL-RE FGIC, 0.000%, 9/1/2020	500,000	386,490
Northern California Power Agency, 5.000%, 7/1/2031, Call 7/1/2022	500,000	567,735
Northern California Power Agency, 5.000%, 7/1/2032, Call 7/1/2022	700,000	791,000
Orchard School District, NATL-RE FGIC, 0.000%, 8/1/2023	590,000	351,003
Palo Alto Unified School District, 0.000%, 8/1/2017	590,000	543,183
Pasadena Public Financing Authority, 0.000%, 3/1/2029	2,000,000	853,860
Pioneer Union Elementary School District, NATL-RE, 5.000%, 8/1/2021, Call 8/1/2016	315,000	340,480
Rincon Valley Union Elementary School District, NATL-RE FGIC, 0.000%, 8/1/2029	510,000	220,794
Sacramento Unified School District, AGM, 3.180%, 3/1/2014 (3)	1,990,000	2,000,845
San Buenaventura Public Facilities Financing Authority, 3.000%, 2/1/2021 (4)	500,000	522,515
San Gorgonio Memorial Health Care District, 6.500%, 8/1/2014	230,000	255,337

San Gorgonio Memorial Health Care District, 6.500%, 8/1/2015	310,000	358,109
San Mateo County Community College District, NATL-RE, 0.000%, 9/1/2025	10,000,000	5,965,800
Santa Ana Unified School District, 0.000%, 8/1/2021	500,000	364,905
Santa Ana Unified School District, AGM, 5.500%, 8/1/2030, Call 8/1/2018	250,000	280,400
Santa Barbara County College Elementary School District, 0.000%, 8/1/2027	365,000	180,785
Santa Barbara County College Elementary School District, 0.000%, 8/1/2029	335,000	148,968
Santa Barbara County College Elementary School District, 0.000%, 8/1/2031	470,000	192,305
Santa Barbara County College Elementary School District, 0.000%, 8/1/2033	575,000	211,669
Santa Barbara School District, 0.000%, 8/1/2036, Call 8/1/2033	1,450,000	945,168
Santa Monica Community College District, NATL-RE, 0.000%, 8/1/2017, Call 8/1/2015	775,000	632,640
Santaluz Community Facilities District No. 2, 3.000%, 9/1/2015	1,000,000	1,032,470
Semitropic Improvement District, XLCA, 5.500%, 12/1/2022, Call 12/1/2014	655,000	721,476
Sierra View Local Health Care District, 3.800%, 7/1/2017	370,000	382,062
Sierra View Local Health Care District, 4.700%, 7/1/2016	250,000	265,778
Sierra View Local Health Care District, 4.875%, 7/1/2018, Call 7/1/2017	900,000	965,682
Sierra View Local Health Care District, 5.250%, 7/1/2022, Call 7/1/2017	1,580,000	1,705,910
Sierra View Local Health Care District, 5.250%, 7/1/2023, Call 7/1/2017	250,000	269,203
Sierra View Local Health Care District, 5.300%, 7/1/2026, Call 7/1/2017	350,000	369,705
State of California, 4.000%, 7/1/2014 (3)	105,000	111,690
State of California, 5.250%, 4/1/2022, Call 4/1/2019	350,000	407,866
State of California, 5.250%, 9/1/2025, Call 9/1/2021	1,675,000	1,960,839
Tahoe Forest Hospital District, 5.500%, 8/1/2027, Call 8/1/2018	1,345,000	1,498,249
Tahoe Forest Hospital District, 5.500%, 8/1/2035, Call 8/1/2018	1,000,000	1,093,620
University of California, 5.000%, 5/15/2021, Call 5/15/2017	500,000	575,320
University of California, AGM, 5.000%, 5/15/2018, Call 5/15/2013	250,000	263,540
Vallejo City Unified School District, MBIA, 5.000%, 2/1/2013	100,000	101,429
Vallejo City Unified School District, MBIA, 5.400%, 2/1/2015	275,000	287,273
Vallejo City Unified School District, MBIA, 5.900%, 8/1/2018	350,000	383,149
Vallejo City Unified School District, MBIA, 5.900%, 8/1/2025	1,225,000	1,307,455
Vallejo City Unified School District, NATL-RE, 5.400%, 8/1/2014	230,000	239,667
Walnut Creek Elementary School District Contra Costa County, 0.000%, 9/1/2023	1,560,000	999,570
West Kern Water District, 5.000%, 6/1/2028, Call 6/1/2021	1,500,000	1,717,035
Yosemite Community College District, AGM, 5.000%, 8/1/2028, Call 8/1/2018	1,495,000	1,662,754

		83,487,944
Colorado - 2.9%
City & County of Denver, XLCA, 5.000%, 11/15/2023, Call 11/15/2015	1,410,000	1,571,530
Colorado Educational & Cultural Facilities Authority, 0.000%, 3/1/2013	1,135,000	1,267,579
Colorado Educational & Cultural Facilities Authority, 0.000%, 3/1/2013	1,060,000	1,182,790
Colorado Educational & Cultural Facilities Authority, 0.000%, 3/1/2013	865,000	962,563
Colorado Educational & Cultural Facilities Authority, 0.000%, 3/1/2013	900,000	951,480
Colorado Educational & Cultural Facilities Authority, 0.000%, 3/1/2013	1,000,000	1,072,530
Colorado Educational & Cultural Facilities Authority, 5.000%, 12/15/2017, Call 7/2/2012 (5) (6)	700,000	701,057
Colorado Educational & Cultural Facilities Authority, 6.250%, 3/1/2040, Call 3/1/2020	2,000,000	2,240,300
Colorado Educational & Cultural Facilities Authority, 7.400%, 12/1/2038, Call 12/1/2018	500,000	589,120
Colorado Educational & Cultural Facilities Authority, XLCA, 5.250%, 6/1/2024, Call 6/1/2014	950,000	969,931
Colorado Health Facilities Authority, 3.000%, 12/1/2015	490,000	509,291
Colorado Health Facilities Authority, 4.000%, 12/1/2016	505,000	547,476
Colorado Health Facilities Authority, 5.000%, 12/1/2014 (3)	1,150,000	1,245,323
Colorado Health Facilities Authority, 5.000%, 1/1/2016	1,515,000	1,660,485
Colorado Health Facilities Authority, 5.000%, 1/1/2017	1,115,000	1,240,828
Colorado Health Facilities Authority, 5.125%, 11/15/2020, Call 11/15/2016 (3)	555,000	630,680
Colorado Health Facilities Authority, RADIAN, 5.000%, 5/15/2014	570,000	611,844
Colorado Mountain Junior College District, NATL-RE, 3.750%, 8/1/2016	400,000	420,904
County of Pueblo, AMBAC, 5.100%, 1/1/2019, Call 7/2/2012	750,000	750,892
Denver Health & Hospital Authority, 5.500%, 12/1/2019	1,195,000	1,375,015
Dove Valley Metropolitan District, AGM, 5.000%, 11/1/2020, Call 11/1/2015	200,000	220,210
E-470 Public Highway Authority, 2.900%, 9/1/2014, Call 3/1/2014 (3)	2,000,000	2,003,320
E-470 Public Highway Authority, NATL-RE, 5.000%, 9/1/2016	250,000	274,453
Eagle Bend Metropolitan District No. 2, RADIAN, 4.500%, 12/1/2012	185,000	188,913
Moffat County School District No. Re001 Craig, AGM, 5.250%, 12/1/2027, Call 12/1/2017	500,000	569,840
Northern Colorado Water Conservancy District, NATL-RE, 5.500%, 10/1/2016, Call 10/1/2012	600,000	608,418
Public Authority for Colorado Energy, 5.750%, 11/15/2018	925,000	1,039,025
Rangely Hospital District, 6.000%, 11/1/2026, Call 11/1/2021	2,000,000	2,263,960
Sand Creek Metropolitan District, XLCA, 5.000%, 12/1/2016, Call 12/1/2013	250,000	260,685

		27,930,442

Connecticut - 0.1%
Connecticut State Health & Educational Facility Authority, 3.000%, 7/1/2013	500,000	510,150
State of Connecticut, 4.250%, 2/1/2015	750,000	821,588

		1,331,738
Delaware - 0.5%
Delaware State Housing Authority, 0.000%, 7/1/2031, Call 7/1/2021	1,990,000	815,383
Delaware State Housing Authority, 5.000%, 1/1/2026, Call 7/1/2019 (7)	300,000	317,934
Delaware State Housing Authority, 5.200%, 7/1/2029, Call 7/1/2018	3,135,000	3,224,222
Town of Middletown, NATL-RE, 3.800%, 1/15/2013	300,000	303,921

		4,661,460
District of Columbia - 0.3%
District of Columbia, 4.700%, 4/1/2018 (3)	390,000	440,720
District of Columbia, 5.000%, 10/1/2025, Call 10/1/2021	1,865,000	2,122,370
District of Columbia, AGM, 5.000%, 6/1/2022, Call 12/1/2017	250,000	289,225
Metropolitan Washington Airports Authority, AGC, 0.000%, 10/1/2033	255,000	84,637

		2,936,952
Florida - 6.1%
Citizens Property Insurance Corp., 5.000%, 6/1/2016	700,000	784,413
Citizens Property Insurance Corp., AGM, 5.000%, 6/1/2016	1,000,000	1,117,320
Citizens Property Insurance Corp., AGM, 5.000%, 6/1/2017	1,100,000	1,252,581
City of Cape Coral, AMBAC, 3.700%, 10/1/2013	200,000	207,746
City of Clearwater, 4.500%, 12/1/2032, Call 12/1/2021	1,800,000	1,994,850
City of Gainesville, AMBAC, 5.500%, 8/1/2017	1,000,000	1,138,010
City of Gulf Breeze, 3.000%, 12/1/2012, Call 7/2/2012 (3)	3,095,000	3,105,771
City of Gulf Breeze, 5.000%, 12/1/2023, Call 12/1/2020	2,000,000	2,289,740
City of Gulf Breeze, FGIC, 6.050%, 12/1/2013, Call 7/2/2012 (3)	1,020,000	1,024,029
City of Lakeland, 1.280%, 10/1/2014, Call 4/1/2014 (3)	250,000	251,700
City of Niceville, AMBAC, 4.300%, 6/1/2030, Call 6/1/2014	475,000	478,691
City of Sarasota, 4.125%, 10/1/2028, Call 10/1/2021	2,335,000	2,523,481
City of St. Augustine, 5.750%, 10/1/2041, Call 10/1/2021	1,000,000	1,131,670
City of Sunrise FL Utility System Revenue, 4.000%, 10/1/2019	540,000	609,676
City of Sunrise, NATL-RE, 0.000%, 10/1/2013	120,000	115,624
City of Sunrise, NATL-RE, 0.000%, 10/1/2020	975,000	713,349
City of Tampa, NATL-RE, 5.500%, 11/15/2013	250,000	266,803
County of Bay, 3.500%, 9/1/2016	500,000	494,930
County of Brevard, AMBAC, 5.000%, 7/1/2015	355,000	384,145
County of Brevard, AMBAC, 5.000%, 7/1/2016	365,000	428,543
County of Brevard, AMBAC, 5.000%, 7/1/2016	910,000	1,004,604
County of Collier, NATL-RE, 4.250%, 1/1/2022, Call 1/1/2017	300,000	308,529
County of Miami-Dade, 5.500%, 10/1/2026, Call 10/1/2020	1,900,000	2,187,014
County of Miami-Dade FL Water & Sewer System Revenue, 5.500%, 10/1/2025, Call 10/1/2018	2,000,000	2,283,440
County of Miami-Dade, AGC, 5.000%, 10/1/2029, Call 10/1/2019	400,000	437,632
County of Miami-Dade, AGC, 5.500%, 10/1/2024, Call 10/1/2018 (7)	1,500,000	1,654,440
County of Miami-Dade, BHAC, 6.000%, 10/1/2023, Call 10/1/2018	1,000,000	1,225,750
County of Miami-Dade, XLCA, 5.000%, 7/1/2021, Call 7/1/2016	320,000	360,163
County of Polk, NATL-RE, 5.000%, 12/1/2016	625,000	693,481
Emerald Coast Utilities Authority, NATL-RE FGIC, 5.000%, 1/1/2020, Call 1/1/2017	1,000,000	1,105,540
Emerald Coast Utilities Authority, NATL-RE FGIC, 5.000%, 1/1/2022, Call 1/1/2017	970,000	1,066,214
Emerald Coast Utilities Authority, NATL-RE FGIC, 5.250%, 1/1/2026, Call 1/1/2016	1,000,000	1,071,450
Florida Higher Educational Facilities Financial Authority, 3.000%, 4/1/2018	1,390,000	1,425,125
Florida Housing Finance Corp., GNMA/FHLMC/FNMA, 5.000%, 7/1/2028, Call 1/1/2020	945,000	1,020,902
Florida Housing Finance Corp., GNMA/FNMA/FHLMC, 4.450%, 1/1/2030, Call 7/1/2021	500,000	526,300
Florida Housing Finance Corp., GNMA/FNMA/FHLMC, 5.250%, 7/1/2028, Call 1/1/2018	760,000	801,146
Florida Hurricane Catastrophe Fund Finance Corp., 5.000%, 7/1/2013	850,000	891,786
Florida Hurricane Catastrophe Fund Finance Corp., 5.000%, 7/1/2014	620,000	668,868
Florida Municipal Power Agency, 5.500%, 10/1/2019	250,000	303,620
Florida State Department of Transportation, FSA, 4.750%, 7/1/2022, Call 7/1/2014	1,500,000	1,632,360
Fort Pierce, AGC, 5.875%, 9/1/2028, Call 9/1/2018	1,000,000	1,148,320
Greater Orlando Aviation Authority, AGM, 5.000%, 10/1/2016 (7)	150,000	173,525
Highlands County Health Facilities Authority, 5.000%, 11/15/2015	400,000	450,556
Highlands County Health Facilities Authority, 5.125%, 11/15/2023, Call 11/15/2016 (3)	500,000	560,245
Highlands County Health Facilities Authority, 6.100%, 11/15/2013 (3)	1,500,000	1,611,690
Hillsborough County Industrial Development Authority, 5.650%, 5/15/2018 (3)	1,150,000	1,361,485
Key West Utility Board, NATL-RE, 5.000%, 10/1/2023, Call 10/1/2016	1,015,000	1,125,787

Lee County Industrial Development Authority, 5.000%, 11/1/2025, Call 11/1/2020	2,000,000	2,276,060
Miami Health Facilities Authority, 4.500%, 11/15/2014, Call 11/15/2013	570,000	597,440
Orange County Health Facilities Authority, 5.000%, 10/1/2012	600,000	608,400
Orange County Health Facilities Authority, 5.250%, 10/1/2035, Call 10/1/2018	300,000	318,339
Pinellas County Educational Facilities Authority, 3.000%, 10/1/2014	580,000	597,626
Pinellas County Educational Facilities Authority, 4.000%, 10/1/2016	350,000	374,787
Polk County Housing Finance Authority, GNMA, 5.000%, 9/1/2029, Call 8/1/2020	150,000	160,667
Port St. Lucie, AGC, 6.250%, 9/1/2027, Call 9/1/2018	500,000	551,670
Putnam County Development Authority, AMBAC, 5.350%, 5/1/2018 (3)	765,000	862,935
Saint Lucie County School Board, AGM, 5.000%, 7/1/2022, Call 7/1/2021	2,500,000	2,907,425
Sunrise Excise Tax & Special Assessment, AMBAC, 5.500%, 10/1/2018	575,000	684,152
Sunrise Excise Tax & Special Assessment, NATL-RE, 0.000%, 10/1/2019	905,000	689,945
Tampa-Hillsborough County Expressway Authority, AMBAC, 5.000%, 7/1/2014	455,000	491,646
Volusia County Educational Facility Authority, AGM, 5.000%, 10/15/2029, Call 10/15/2021	500,000	543,585

		59,077,721
Georgia - 5.5%
Burke County Development Authority, 0.900%, 3/1/2013 (3)	3,875,000	3,882,711
Carroll City-County Hospital Authority, County Guarantee, 5.000%, 7/1/2023, Call 7/1/2020	2,790,000	3,254,786
Carroll City-County Hospital Authority, County Guarantee, 5.000%, 7/1/2024, Call 7/1/2020	1,640,000	1,892,626
City of Atlanta, 5.000%, 1/1/2018	600,000	711,498
City of Atlanta, NATL-RE FGIC, 5.500%, 11/1/2022	1,000,000	1,236,670
Cobb County Kennestone Hospital Authority, 5.000%, 4/1/2031, Call 4/1/2021	3,000,000	3,281,670
County of DeKalb, 4.000%, 12/1/2012	835,000	846,774
County of DeKalb, 4.000%, 1/1/2013	300,000	304,929
County of DeKalb, 4.500%, 12/1/2024, Call 12/1/2015	250,000	264,203
County of Fulton Water & Sewerage Revenue, NATL-RE FGIC, 5.250%, 1/1/2035, Call 1/1/2014	3,200,000	3,385,216
DeKalb County Hospital Authority, 6.000%, 9/1/2030, Call 9/1/2020	250,000	282,723
East Point Building Authority, XLCA, 4.500%, 2/1/2025, Call 2/1/2016	500,000	487,255
East Point Building Authority, XLCA, 5.000%, 2/1/2017	575,000	614,537
Fulton County Development Authority, 4.000%, 10/1/2019	1,355,000	1,502,627
Fulton County Development Authority, 5.000%, 10/1/2019	2,000,000	2,384,200
Fulton County Development Authority, 5.250%, 3/15/2024, Call 3/15/2019	445,000	509,498
Georgia State Environmental Loan Acquisition Corp., 4.000%, 3/15/2021	600,000	678,600
Georgia State Environmental Loan Acquisition Corp., 5.125%, 3/15/2031, Call 3/15/2021	3,250,000	3,719,982
Glynn-Brunswick Memorial Hospital Authority, NATL-RE FGIC, 4.500%, 8/1/2015	815,000	889,010
Jefferson City School District, State Aid Withholding, 5.250%, 2/1/2029, Call 2/1/2021	1,350,000	1,577,745
Main Street Natural Gas, Inc., 5.000%, 3/15/2017	1,075,000	1,214,933
Main Street Natural Gas, Inc., 5.250%, 9/15/2018	250,000	278,475
Medical Center Hospital Authority, AGC, 6.500%, 8/1/2038, Call 8/1/2018	250,000	280,743
Monroe County Development Authority, 0.900%, 3/1/2013 (3)	2,010,000	2,014,000
Municipal Electric Authority of Georgia, 5.750%, 1/1/2019, Call 7/1/2018	1,980,000	2,424,114
Private Colleges & Universities Authority, 5.000%, 10/1/2020	575,000	646,938
Private Colleges & Universities Authority, 5.000%, 10/1/2032, Call 10/1/2021	1,450,000	1,526,052
Private Colleges & Universities Authority, 5.250%, 10/1/2027, Call 10/1/2021	2,500,000	2,716,700
Puttable Floating Option Tax-Exempt Receipts, FGIC, 0.680%, 7/1/2025, Call 6/7/2012 (3)	1,980,000	1,980,000
Richmond County Hospital Authority, 5.250%, 1/1/2029, Call 1/1/2019	1,150,000	1,239,895
Richmond County Hospital Authority, 5.375%, 1/1/2029, Call 1/1/2019	940,000	1,022,513
South Georgia Governmental Services Authority, MBIA, 5.000%, 1/1/2020, Call 1/1/2014	300,000	311,325
Spalding County, 6.125%, 9/1/2028, Call 9/1/2018	700,000	823,151
Valdosta & Lowndes County Hospital Authority, County Guarantee, 5.000%, 10/1/2025, Call 10/1/2021	2,940,000	3,368,623
Winder-Barrow Industrial Building Authority, AGM, 5.000%, 12/1/2029, Call 12/1/2021	1,000,000	1,157,830

		52,712,552
Guam - 0.1%
Territory of Guam, 5.375%, 12/1/2024, Call 12/1/2019	500,000	529,505
Hawaii - 0.1%
City & County of Honolulu, NATL-RE FGIC, 5.000%, 7/1/2024, Call 7/1/2015	1,000,000	1,086,450
Idaho - 0.1%
Boise-Kuna Irrigation District, 5.875%, 6/1/2022, Call 6/1/2018	200,000	228,012
Boise-Kuna Irrigation District, 7.375%, 6/1/2034, Call 6/1/2018	340,000	397,225
Idaho Housing & Finance Association, 5.150%, 7/1/2022, Call 1/1/2013 (7)	450,000	452,327

Minidoka Cassia Jerome & Lincoln Counties Joint School District No. 331, School Bond Gty, 4.000%, 8/1/2018, Call 8/1/2013	300,000	313,116

		1,390,680
Illinois - 8.8%
Bryant, 5.900%, 8/1/2023, Call 7/2/2012	680,000	682,285
Chicago Transit Authority, AGC, 5.250%, 6/1/2019, Call 6/1/2018	250,000	284,145
Chicago Transit Authority, AGC, 5.250%, 6/1/2022, Call 6/1/2018	2,250,000	2,489,220
City of Chicago, FSA, 5.500%, 1/1/2013	435,000	447,715
City of Chicago, NATL-RE, 5.250%, 1/1/2024, Call 1/1/2016	1,925,000	2,083,543
City of Chicago, NATL-RE, 5.530%, 1/1/2020, Call 1/1/2016	1,000,000	1,131,160
City of Quincy, 5.000%, 11/15/2012	185,000	187,466
City of Springfield Electric Revenue, NATL-RE, 5.000%, 3/1/2020, Call 3/1/2017	100,000	108,954
City of Springfield, AMBAC, 4.000%, 12/1/2014	25,000	26,465
City of Springfield, NATL-RE, 5.000%, 3/1/2022, Call 3/1/2017	3,500,000	3,763,655
Cook & Du Page Counties Combined School District No. 113A Lemont Bromberek, NATL-RE FGIC, 0.000%, 12/1/2013	195,000	188,861
Cook County Community High School District No. 219-Niles Township, FSA, 5.000%, 12/1/2025, Call 12/1/2017	1,305,000	1,474,219
Cook County School District No. 103 Lyons, AGM, 0.000%, 12/1/2021	850,000	618,435
Cook County School District No. 130 Blue Island, XLCA, 4.250%, 6/1/2013	500,000	512,650
Cook County School District No. 144 Prairie Hills, AGM, 0.000%, 12/1/2028	2,830,000	1,330,496
Cook County School District No. 144 Prairie Hills, AGM, 0.000%, 12/1/2029	2,580,000	1,144,901
Cook County School District No. 144 Prairie Hills, AGM, 0.000%, 12/1/2030	2,830,000	1,183,789
Cook County School District No. 144 Prairie Hills, AGM, 5.000%, 12/1/2030	4,250,000	4,713,122
Cook County School District No. 159 Matteson-Richton Park, FSA, 0.000%, 12/1/2016	300,000	267,273
Cook County School District No. 169 Ford Heights, AGC, 5.750%, 12/1/2030, Call 12/1/2021	1,000,000	1,090,830
Cook County Township High School District No. 201 J Sterling Morton, AMBAC, 0.000%, 12/1/2019	175,000	128,660
County of Champaign, NATL-RE FGIC, 0.000%, 1/1/2016	750,000	698,782
County of St. Clair, 5.250%, 10/1/2027, Call 10/1/2019	1,150,000	1,301,144
Du Page County School District No. 12 Roselle, NATL-RE, 5.000%, 1/1/2016	440,000	485,122
Du Page County School District No. 16 Queen Bee, NATL-RE FGIC, 0.000%, 11/1/2019	685,000	539,465
Illinois Finance Authority, 1.125%, 10/1/2012 (3)	500,000	501,360
Illinois Finance Authority, 1.550%, 11/15/2034, Call 6/7/2012 (3)	2,845,000	2,845,000
Illinois Finance Authority, 1.550%, 5/15/2037, Call 6/7/2012 (3)	5,000,000	5,000,000
Illinois Finance Authority, 5.000%, 12/1/2012	415,000	424,126
Illinois Finance Authority, 5.000%, 11/15/2017, Call 11/15/2016	600,000	668,334
Illinois Finance Authority, 5.000%, 5/15/2020	250,000	287,200
Illinois Finance Authority, 5.250%, 3/1/2019	250,000	303,968
Illinois Finance Authority, 5.250%, 11/15/2022, Call 11/15/2017	250,000	276,865
Illinois Finance Authority, 5.250%, 2/15/2030, Call 2/15/2020	250,000	268,793
Illinois Finance Authority, 5.750%, 11/15/2033, Call 11/15/2017	960,000	1,054,234
Illinois Finance Authority, 6.000%, 8/15/2041, Call 8/15/2021	1,855,000	2,090,770
Illinois Finance Authority, 6.875%, 10/1/2043, Call 10/1/2021	3,000,000	3,398,040
Illinois Finance Authority, 7.125%, 11/15/2037, Call 5/15/2019	530,000	636,662
Illinois Finance Authority, AGC, 5.250%, 8/15/2019	250,000	287,718
Illinois Finance Authority, AGM, 5.150%, 1/1/2019	420,000	485,961
Illinois Finance Authority, AMBAC, 6.000%, 2/1/2022, Call 2/1/2018	335,000	388,037
Illinois Finance Authority, BHAC, 4.875%, 11/1/2018, Call 11/1/2013 (3) (7)	2,255,000	2,379,792
Illinois Municipal Electric Agency, MBIA, 5.250%, 2/1/2019, Call 2/1/2017	1,000,000	1,171,440
Illinois Municipal Electric Agency, NATL-RE FGIC, 5.250%, 2/1/2024, Call 2/1/2017	1,585,000	1,774,645
Kendall, Kane & Will Counties High School District No. 18, FSA, 5.250%, 10/1/2016, Call 10/1/2014	925,000	1,028,822
Knox & Warren Counties Community Unit School District No. 205 Galesburg, 6.125%, 1/1/2036, Call 1/1/2021	1,435,000	1,610,127
Lake County Community Unit School District No. 116 Round Lake, XLCA, 4.500%, 1/15/2018, Call 1/15/2015	500,000	522,790
Lake County School District No. 33, XLCA, 0.000%, 12/1/2026	525,000	235,510
Lake County School District No. 33, XLCA, 0.000%, 12/1/2028	335,000	132,395
Lake County School District No. 38 Big Hallow, AMBAC, 0.000%, 2/1/2013	200,000	195,842
Lake County School District No. 38-Big Hallow, AMBAC, 0.000%, 2/1/2021	700,000	459,998
Lake County School District No. 38-Big Hallow, AMBAC, 0.000%, 2/1/2023	100,000	57,868
McHenry & Kane Counties Community Consolidated School District 158, NATL-RE, 0.000%, 1/1/2017	210,000	180,974
Metropolitan Pier & Exposition Authority, 0.680%, 7/1/2026 (3) (5) (6)	2,980,000	2,980,000
Northern Illinois Municipal Power Agency, NATL-RE, 5.000%, 1/1/2020, Call 1/1/2018	1,500,000	1,679,820
Railsplitter Tobacco Settlement Authority, 5.250%, 6/1/2021	1,075,000	1,255,105

Rock Island County Metropolitan Airport Authority, AGC, 5.000%, 12/1/2020 (7)	1,095,000	1,218,122
Rock Island County Metropolitan Airport Authority, AGC, 5.000%, 12/1/2021 (7)	815,000	902,572
Southwestern Illinois Development Authority, AGC, 5.750%, 2/1/2029, Call 2/1/2019	325,000	359,528
St. Clair County Community Unit School District No. 187 Cahokia, AGM, 5.000%, 1/1/2020	630,000	710,224
St. Louis Regional Airport Authority, 6.000%, 12/1/2024, Call 12/1/2018 (7)	745,000	824,484
State of Illinois, 3.750%, 9/1/2016	500,000	533,070
State of Illinois, 5.000%, 1/1/2015	250,000	272,193
State of Illinois, 5.000%, 1/1/2015	600,000	653,262
State of Illinois, 5.000%, 1/1/2016	500,000	550,730
State of Illinois, 5.000%, 3/1/2020	500,000	568,955
State of Illinois, 6.500%, 6/15/2022	425,000	519,652
State of Illinois, AGM, 5.000%, 1/1/2018	1,125,000	1,264,196
State of Illinois, AGM, 5.375%, 12/1/2016, Call 12/1/2012	125,000	128,179
Stephenson County School District No. 145 Freeport, AMBAC, 0.000%, 1/1/2018	425,000	372,712
Stephenson-Jo Daviess Counties Community Unit School District No. 200, NATL-RE, 0.000%, 2/1/2016	535,000	463,385
Tazewell County School District No. 51 Washington Central, NATL-RE FGIC, 9.000%, 12/1/2025	165,000	257,674
University of Illinois, AMBAC, 5.250%, 4/1/2013	1,060,000	1,102,336
Village of Bolingbrook, AGM, 5.000%, 1/1/2025, Call 1/1/2020	1,425,000	1,626,067
Village of Bolingbrook, NATL-RE, 0.000%, 1/1/2020, Call 1/1/2015	200,000	146,378
Village of Bourbonnais, RADIAN, 4.375%, 11/1/2017	250,000	276,758
Village of Bridgeview, AMBAC, 5.250%, 1/1/2013, Call 7/2/2012	295,000	295,847
Village of Bridgeview, AMBAC, 5.300%, 1/1/2014, Call 7/2/2012	310,000	310,911
Village of Elwood, RADIAN, 0.000%, 3/1/2024, Call 3/1/2016	250,000	134,080
Village of Elwood, RADIAN, 0.000%, 3/1/2026, Call 3/1/2016	1,280,000	607,974
Village of Franklin Park, AMBAC, 5.000%, 7/1/2016, Call 1/1/2014	1,065,000	1,082,828
Village of Hoffman Estates, 5.250%, 12/1/2025, Call 12/1/2018	300,000	347,577
Village of Justice, AMBAC, 0.000%, 1/1/2014	545,000	520,317
Village of Justice, AMBAC, 0.000%, 1/1/2015	545,000	500,359
Village of Justice, AMBAC, 0.000%, 1/1/2021	635,000	461,747
Village of Maywood, XLCA, 5.000%, 1/1/2021, Call 1/1/2015	385,000	368,668
Village of Melrose Park, NATL-RE FGIC, 0.000%, 12/15/2015	155,000	135,960
Village of South Chicago Heights, NATL-RE FGIC, 0.000%, 11/1/2016	505,000	453,823
Will County Community School District No. 161 Summit Hill, NATL-RE FGIC, 0.000%, 1/1/2017	750,000	658,380
Will County Community Unit School District No. 201 Crete-Monee, NATL-RE FGIC, 0.000%, 11/1/2021	200,000	142,852
Will County Community Unit School District No. 201 Crete-Monee, NATL-RE FGIC, 0.000%, 11/1/2022	250,000	167,945
Will County Community Unit School District No. 201-U Crete-Monee, NATL-RE FGIC, 0.000%, 11/1/2013	150,000	147,561
Will County Community Unit School District No. 209-U Wilmington, NATL-RE, 5.750%, 1/1/2023, Call 1/1/2016	1,025,000	1,148,953
Will County School District No. 114 Manhattan, NATL-RE FGIC, 0.000%, 12/1/2023	900,000	518,967
Will County School District No. 114, NATL-RE FGIC, 0.000%, 12/1/2017	870,000	707,597
Will County School District No. 114, NATL-RE FGIC, 0.000%, 12/1/2020	1,180,000	814,153
Will County Unit School District No. 200-U Beecher, AMBAC, 5.000%, 11/1/2018, Call 11/1/2015	740,000	803,300
Will, Grundy, Livingston, Cook, Kendall, LaSalle & Kankakee Counties Community College District No. 525, 5.750%, 6/1/2023, Call 6/1/2018	315,000	369,319
Will, Grundy, Livingston, Cook, Kendall, LaSalle & Kankakee Counties Community College District No. 525, 5.750%, 6/1/2028, Call 6/1/2018	275,000	314,716

		85,228,864
Indiana - 4.8%
Anderson School Building Corp., AMBAC, 5.000%, 7/15/2026, Call 1/15/2016	680,000	734,182
Carmel Redevelopment Authority, 5.000%, 7/1/2023, Call 7/1/2020	350,000	406,655
Carmel Redevelopment Authority, 5.000%, 2/1/2027, Call 2/1/2016	545,000	603,767
Carmel Redevelopment Authority, NATL-RE, 5.000%, 7/1/2021, Call 7/1/2016	450,000	504,410
City of Bloomington Sewage Works Revenue, 3.500%, 1/1/2026, Call 1/1/2022	450,000	456,219
City of Bloomington Sewage Works Revenue, 3.800%, 1/1/2029, Call 1/1/2022	400,000	405,448
City of Greenwood, 4.000%, 10/1/2017	225,000	251,831
City of Greenwood, 4.250%, 10/1/2020, Call 10/1/2018	820,000	919,630
City of Greenwood, 4.625%, 10/1/2024, Call 10/1/2018	520,000	569,473
City of Terre Haute, 1.550%, 8/1/2036, Call 6/7/2012 (3)	4,245,000	4,245,000
Concord Community Schools Building Corp., AGM, 5.000%, 7/15/2025, Call 7/15/2018	1,000,000	1,126,340
County of Knox, 4.000%, 4/1/2018	250,000	270,758

Crown Point Multi School Building Corp., AGM State Aid Withholding, 5.000%, 1/15/2022, Call 7/15/2017	1,000,000	1,138,270
Dyer Redevelopment Authority Economic Development Lease Rent, CIFG, 5.250%, 7/15/2021, Call 7/15/2015	650,000	697,918
Dyer Redevelopment Authority, CIFG, 5.250%, 7/15/2023, Call 7/15/2015	1,225,000	1,303,253
East Chicago Multi School Building Corp., State Aid Withholding, 6.000%, 7/15/2016	670,000	785,079
Fishers Redevelopment District, 5.125%, 7/15/2026, Call 1/15/2020	1,875,000	2,151,131
Fishers Redevelopment District, 5.250%, 7/15/2023, Call 1/15/2020	1,605,000	1,914,043
Franklin Township-Marion County Multiple School Building Corp., State Aid Withholding, 5.000%, 7/10/2021	580,000	703,627
Greencastle School Building Corp., State Aid Withholding, 3.000%, 1/15/2016	625,000	660,312
Greencastle School Building Corp., State Aid Withholding, 3.000%, 1/15/2018	370,000	392,574
Greencastle School Building Corp., State Aid Withholding, 4.000%, 7/15/2017	650,000	724,568
Greencastle School Building Corp., State Aid Withholding, 4.000%, 7/15/2018	680,000	761,593
Hammond Local Public Improvement Bond Bank, 4.000%, 8/15/2013	500,000	515,700
Hammond Local Public Improvement Bond Bank, 5.000%, 8/15/2014	500,000	532,365
Hammond Local Public Improvement Bond Bank, 5.000%, 2/15/2015	1,090,000	1,171,467
Hammond Multi-School Building Corp., AGM State Aid Withholding, 5.000%, 7/15/2016	175,000	200,156
Hendricks County Redevelopment District, 6.000%, 1/1/2022, Call 1/1/2016	680,000	716,958
Indiana Bond Bank, 5.250%, 10/15/2015	335,000	375,904
Indiana Bond Bank, AGM, 5.000%, 2/1/2016, Call 8/1/2013	280,000	291,214
Indiana Development Finance Authority, 4.700%, 10/1/2015 (3) (7)	800,000	886,496
Indiana Finance Authority, 3.000%, 7/1/2019	250,000	256,908
Indiana Finance Authority, 4.000%, 5/1/2017	550,000	605,203
Indiana Finance Authority, 5.000%, 3/1/2018	265,000	300,963
Indiana Finance Authority, 5.000%, 5/1/2029, Call 5/1/2022	5,000,000	5,556,700
Indiana Finance Authority, 5.000%, 6/1/2032, Call 6/1/2022 (4)	1,000,000	1,003,870
Indiana Finance Authority, 6.000%, 10/1/2021, Call 10/1/2019	500,000	523,130
Indiana Finance Authority, AMBAC, 4.550%, 12/1/2024, Call 12/1/2016	1,750,000	1,871,467
Indiana Health & Educational Facilities Financing Authority, AGM, 5.250%, 11/1/2023, Call 5/1/2018	500,000	559,310
Indiana Municipal Power Agency, 5.250%, 1/1/2024, Call 1/1/2019	500,000	573,060
Indiana Municipal Power Agency, NATL-RE, 5.000%, 1/1/2037, Call 1/1/2017	1,850,000	1,966,254
Indianapolis Airport Authority, 4.000%, 1/1/2020	255,000	279,391
Indianapolis Local Public Improvement Bond Bank, 5.000%, 1/1/2021	175,000	208,269
Lake County Public Library District, AMBAC, 4.500%, 8/1/2017, Call 2/1/2014	1,000,000	1,049,020
Marion High School Building Corp., 4.000%, 7/15/2019 (4)	455,000	516,971
Marion High School Building Corp., 4.000%, 7/15/2020, Call 1/15/2020 (4)	935,000	1,048,855
Marion High School Building Corp., 4.000%, 7/15/2021, Call 1/15/2020 (4)	375,000	415,403
Merrillville Multi-School Building Corp., NATL-RE, 0.000%, 1/15/2015	750,000	705,247
North Central Campus School Building Corp., AGM, 5.250%, 7/15/2022, Call 7/15/2018	1,000,000	1,144,560
Porter County Jail Building Corp., AGM, 5.500%, 7/10/2021	200,000	241,846
Rush County Elementary School Building Corp., State Aid Withholding, 5.250%, 7/15/2021, Call 1/15/2019	565,000	667,429

		45,910,197
Iowa - 1.3%
Cedar Falls Community School District, 3.000%, 6/1/2012	400,000	400,000
City of Altoona, 5.750%, 6/1/2031, Call 6/1/2018	1,000,000	1,074,200
City of Coralville, 5.000%, 6/1/2016	1,200,000	1,320,408
City of Coralville, 5.000%, 6/1/2017	3,575,000	3,984,623
City of Coralville, 5.000%, 6/1/2020, Call 6/1/2017	810,000	866,708
City of Coralville, 5.000%, 6/1/2024, Call 6/1/2017	810,000	846,304
Iowa Finance Authority, GNMA/FNMA/FHLMC, 5.000%, 1/1/2038, Call 1/1/2019	1,155,000	1,236,069
Iowa Higher Education Loan Authority, 4.125%, 10/1/2025, Call 10/1/2019	475,000	501,553
Iowa Higher Education Loan Authority, 4.625%, 10/1/2031, Call 10/1/2019	750,000	793,118
University of Northern Iowa, 3.000%, 7/1/2020	760,000	805,889
University of Northern Iowa, 3.000%, 7/1/2021	575,000	602,014

		12,430,886
Kansas - 0.7%
City of Salina, 5.000%, 10/1/2018, Call 4/1/2016	350,000	390,082
County of Sedgwick/County of Shawnee, GNMA/FNMA/FHLMC, 5.875%, 6/1/2039, Call 6/1/2017 (7)	215,000	231,529
Kansas Development Finance Authority, 4.000%, 11/15/2015	225,000	246,274
Kansas Development Finance Authority, 5.000%, 11/15/2020, Call 11/15/2019	800,000	945,800
Kansas Development Finance Authority, 5.000%, 3/1/2031, Call 3/1/2020	1,000,000	1,065,250
Kansas Development Finance Authority, 5.000%, 3/1/2034, Call 3/1/2020	1,000,000	1,063,200

Kansas Development Finance Authority, 5.750%, 11/15/2034, Call 11/15/2014	600,000	646,248
Kansas Development Finance Authority, FSA, 5.250%, 11/1/2028, Call 11/1/2018	475,000	542,797
Sedgwick & Shawnee Counties, GNMA/FNMA, 5.450%, 6/1/2027, Call 6/1/2013 (7)	470,000	482,215
Sedgwick & Shawnee Counties, GNMA/FNMA COLL, 5.650%, 12/1/2036, Call 12/1/2014 (7)	900,000	927,306

		6,540,701
Kentucky - 0.6%
City of Pikeville, USDA, 4.000%, 5/1/2013	1,500,000	1,517,835
Kentucky Economic Development Finance Authority, 5.000%, 6/1/2016	855,000	952,171
Kentucky Economic Development Finance Authority, 5.000%, 2/1/2017	1,000,000	1,130,800
Kentucky Housing Corp., FHA, 5.750%, 7/1/2039, Call 1/1/2019	665,000	692,790
Kentucky State Property & Building Commission, NATL-RE FGIC, 5.000%, 3/1/2022, Call 3/1/2017	1,500,000	1,680,090

		5,973,686
Louisiana - 1.0%
Louisiana Housing Finance Agency, GNMA/FNMA/FHLMC, 4.750%, 6/1/2027, Call 6/1/2020	1,210,000	1,299,770
Louisiana Housing Finance Agency, GNMA/FNMA/FHLMC, 6.550%, 6/1/2040, Call 6/1/2018	1,805,000	1,950,356
Louisiana Local Government Environmental Facilities & Community Development Auth, 4.125%, 12/1/2032, Call 12/1/2021	1,000,000	1,022,480
Louisiana Local Government Environmental Facilities & Community Development Auth, AGM, 4.500%, 10/1/2029, Call 10/1/2021	500,000	520,060
Louisiana Public Facilities Authority, 2.875%, 11/1/2015	800,000	819,736
Louisiana State Citizens Property Insurance Corp., 3.000%, 6/1/2015	370,000	384,619
Louisiana State Citizens Property Insurance Corp., 3.000%, 6/1/2016	545,000	568,991
Parish of St. Charles, 4.000%, 6/1/2022 (3) (4)	1,000,000	1,025,700
State of Louisiana, CIFG, 5.000%, 7/15/2017, Call 7/15/2016	250,000	291,605
Tangipahoa Parish Hospital Service District No. 1, 5.375%, 2/1/2016, Call 2/1/2013	1,190,000	1,235,256
Terrebonne Parish Consolidated Government, 5.875%, 3/1/2024, Call 3/1/2019	495,000	588,530

		9,707,103
Maine - 0.6%
Maine Governmental Facilities Authority, 4.000%, 10/1/2027, Call 10/1/2021	1,975,000	2,064,092
Maine Governmental Facilities Authority, 4.250%, 10/1/2029, Call 10/1/2021	2,140,000	2,252,714
Maine State Housing Authority, 4.000%, 11/15/2024, Call 11/15/2021 (7)	1,750,000	1,787,293

		6,104,099
Maryland - 0.9%
City of Baltimore, NATL-RE, 0.660%, 7/1/2020 (3)	4,000,000	4,000,000
Maryland Community Development Administration, 6.000%, 3/1/2041, Call 3/1/2016 (7)	30,000	30,591
Maryland Health & Higher Educational Facilities Authority, 5.750%, 7/1/2034, Call 7/1/2021	750,000	875,737
Maryland Health & Higher Educational Facilities Authority, 6.000%, 1/1/2026, Call 1/1/2022	1,000,000	1,191,950
Maryland Health & Higher Educational Facilities Authority, 6.125%, 1/1/2036, Call 1/1/2022	1,405,000	1,610,355
Maryland Health & Higher Educational Facilities Authority, 6.250%, 1/1/2031, Call 1/1/2022	1,000,000	1,180,940

		8,889,573
Massachusetts - 1.3%
Massachusetts Development Finance Agency, 3.000%, 7/1/2013 (4)	1,080,000	1,096,006
Massachusetts Development Finance Agency, 5.000%, 7/1/2014 (4)	500,000	530,605
Massachusetts Development Finance Agency, 5.000%, 7/1/2015 (4)	925,000	1,000,942
Massachusetts Development Finance Agency, 5.000%, 1/1/2023, Call 1/1/2017	650,000	699,380
Massachusetts Development Finance Agency, 5.000%, 7/1/2025, Call 7/1/2021	1,425,000	1,687,143
Massachusetts Educational Financing Authority, 4.000%, 1/1/2016	600,000	649,800
Massachusetts Educational Financing Authority, 4.750%, 1/1/2016	435,000	481,589
Massachusetts Educational Financing Authority, 5.000%, 1/1/2017	560,000	636,199
Massachusetts Educational Financing Authority, 5.100%, 1/1/2018 (7)	255,000	285,898
Massachusetts Educational Financing Authority, 5.250%, 1/1/2019	855,000	1,001,761
Massachusetts Health & Educational Facilities Authority, 5.000%, 7/1/2024, Call 7/1/2019	3,105,000	3,592,206
Route 3 North Transit Improvement Association, NATL-RE, 5.000%, 6/15/2012	400,000	400,484

		12,062,013
Michigan - 3.9%
Allen Park Brownfield Redevelopment Authority, AMBAC, 4.250%, 5/1/2016	300,000	277,077
Alma Public Schools, Q-SBLF, 5.000%, 5/1/2021	890,000	1,053,377
Alpena General Hospital, AMBAC, 5.200%, 11/1/2014, Call 11/1/2012	350,000	352,779
Alpena General Hospital, AMBAC, 5.250%, 11/1/2015, Call 11/1/2012	375,000	377,880
Berrien Springs Public Schools, NATL-RE, 4.250%, 5/1/2016, Call 5/1/2015	560,000	607,617
City of Detroit, 6.500%, 7/1/2024, Call 7/1/2019	350,000	421,589
City of Detroit Sewage Disposal System Revenue, NATL-RE, 5.500%, 7/1/2015 (3)	100,000	111,327

City of Detroit, AGM, 5.000%, 7/1/2012	65,000	65,227
City of Detroit, NATL-RE, 0.000%, 9/30/2014	350,000	328,290
City of Detroit, NATL-RE, 5.000%, 7/1/2016 (3)	725,000	788,010
City of Detroit, NATL-RE, 5.250%, 7/1/2022, Call 7/1/2017 (3)	1,250,000	1,349,613
City of Detroit, NATL-RE, 6.000%, 7/1/2014	300,000	326,088
City of Warren, NATL-RE, 4.200%, 10/1/2018, Call 10/1/2015	250,000	263,625
Detroit City School District, FGIC Q-SBLF, 5.250%, 5/1/2013	500,000	519,565
Ferndale Public Schools, NATL-RE FGIC Q-SBLF, 5.000%, 5/1/2019, Call 5/1/2014	485,000	512,344
Grand Rapids & Kent County Joint Building Authority, 5.125%, 12/1/2014	415,000	461,214
Hartland Consolidated Schools, AGM Q-SBLF, 5.250%, 5/1/2026, Call 5/1/2021	1,625,000	1,877,232
Hartland Consolidated Schools, AGM Q-SBLF, 5.250%, 5/1/2027, Call 5/1/2021	600,000	688,128
Hartland Consolidated Schools, AGM Q-SBLF, 5.250%, 5/1/2028, Call 5/1/2021	1,575,000	1,793,326
Jackson County Hospital Finance Authority, AGC, 4.500%, 6/1/2026, Call 6/1/2020	565,000	602,861
Kent Hospital Finance Authority, 5.000%, 11/15/2029, Call 11/15/2021	1,000,000	1,101,130
Lansing Board of Water & Light, 5.000%, 7/1/2037, Call 7/1/2021	1,000,000	1,111,600
Lansing School District, Q-SBLF, 5.000%, 5/1/2019 (4)	1,000,000	1,193,290
Lansing School District, Q-SBLF, 5.000%, 5/1/2020 (4)	1,825,000	2,167,680
Marquette Board of Light & Power, 4.000%, 7/1/2012	325,000	325,696
Michigan Finance Authority, 3.000%, 6/1/2012	2,340,000	2,340,000
Michigan Finance Authority, 3.000%, 11/1/2015	2,000,000	2,102,620
Michigan Finance Authority, 5.000%, 6/1/2016	1,450,000	1,593,753
Michigan Finance Authority, 5.000%, 11/1/2020	2,000,000	2,327,460
Michigan Public Educational Facilities Authority, 5.250%, 6/1/2015	235,000	243,197
Michigan Public Educational Facilities Authority, 6.000%, 6/1/2020	380,000	404,518
Michigan Public Power Agency, NATL-RE, 5.250%, 1/1/2014	250,000	268,040
Michigan Public Power Agency, NATL-RE, 5.250%, 1/1/2017	375,000	427,466
Michigan State Building Authority, NATL-RE FGIC, 0.000%, 10/15/2021, Call 10/15/2016	1,500,000	1,019,925
Michigan State Building Authority, NATL-RE FGIC, 0.000%, 10/15/2023, Call 10/15/2016	1,350,000	817,034
Pontiac, CIFG, 5.000%, 5/1/2017, Call 5/1/2016	690,000	743,385
Rochester Community School District, NATL-RE FGIC Q-SBLF, 5.000%, 5/1/2014	225,000	243,369
State of Michigan, AGM, 5.250%, 9/15/2022, Call 9/15/2017	285,000	324,119
State of Michigan, FSA, 5.250%, 9/15/2021, Call 9/15/2017	2,000,000	2,293,720
Warren Consolidated School District, FSA, 5.000%, 5/1/2015	650,000	719,329
Wayland Union School District, AGM Q-SBLF, 5.250%, 5/1/2019, Call 5/1/2018	400,000	466,728
Wayne State University, AGM, 5.000%, 11/15/2025, Call 11/15/2018	515,000	567,957
Wyandotte, NATL-RE, 4.500%, 10/1/2014 (7)	600,000	623,994
Wyandotte, NATL-RE, 5.000%, 10/1/2013 (7)	600,000	624,480
Zeeland Public Schools, NATL-RE, 5.250%, 5/1/2020, Call 5/1/2014	300,000	318,540
Zeeland Public Schools, NATL-RE, 5.250%, 5/1/2021, Call 5/1/2014	650,000	688,285

		37,834,484
Minnesota - 2.6%
Byron Independent School District No. 531, NATL-RE FGIC School District Credit Program, 4.750%, 2/1/2018, Call 8/1/2014	325,000	353,034
City of Becker, 8.500%, 9/1/2019, Call 8/27/2012 (3)	100,000	102,888
City of Center City, 4.750%, 11/1/2031, Call 11/1/2019	850,000	898,297
City of Minneapolis, 3.000%, 3/1/2019, Call 3/1/2018	195,000	214,750
City of Minneapolis, 6.000%, 11/15/2018	100,000	119,007
City of Minneapolis, 6.375%, 11/15/2023, Call 11/15/2018	325,000	396,711
City of Minneapolis, AGC, 6.500%, 11/15/2038, Call 11/15/2018	950,000	1,128,799
City of Minneapolis/St Paul Housing & Redevelopment Authority, 4.000%, 8/15/2019	445,000	484,712
City of Minneapolis/St Paul Housing & Redevelopment Authority, AGM, 5.000%, 8/15/2025, Call 8/15/2020 (3)	165,000	190,105
City of Northfield, 5.500%, 11/1/2015	900,000	1,000,989
City of Rochester, 4.500%, 11/15/2021 (3)	700,000	842,569
City of St. Louis Park, 4.125%, 8/1/2019, Call 8/1/2016	200,000	224,074
City of Winona, 3.500%, 7/1/2020	120,000	123,058
City of Winona, 3.750%, 7/1/2021	670,000	688,686
City of Winona, 4.000%, 7/1/2022, Call 7/1/2021	350,000	359,653
Dakota County Community Development Agency, GNMA/FNMA/FHLMC COLL, 3.450%, 6/1/2020	125,000	129,329
Dakota County Community Development Agency, GNMA/FNMA/FHLMC COLL, 3.650%, 6/1/2021, Call 12/1/2020	90,000	88,628
Eden Prairie Independent School District No. 272, School District Credit Program, 5.000%, 2/1/2021, Call 2/1/2019	500,000	600,620
Fairmont Independent School District No. 2752, School District Credit Program, 5.000%, 2/1/2020, Call 2/1/2019	150,000	183,133

Fairmont Independent School District No. 2752, School District Credit Program, 5.000%, 2/1/2022, Call 2/1/2019	420,000	501,320
Fridley Independent School District No. 14, AGM SD CRED PROG, 5.000%, 2/1/2017	550,000	654,241
Hopkins Independent School District No. 270, AGM SD CRED PROG, 4.500%, 2/1/2019, Call 2/1/2016	130,000	145,694
Mahtomedi Independent School District No. 832, School District Credit Program, 3.000%, 2/1/2016	250,000	270,622
Minneapolis & St. Paul Housing & Redevelopment Authority, 5.250%, 8/15/2025, Call 8/15/2020	275,000	314,064
Minneapolis & St. Paul Housing & Redevelopment Authority, 6.000%, 12/1/2021, Call 12/1/2013	1,680,000	1,795,534
Minneapolis Special School District No. 1, School District Credit Program, 3.250%, 2/1/2014	400,000	418,724
Minneapolis-St Paul Metropolitan Airports Commission, AMBAC, 5.000%, 1/1/2015	410,000	450,332
Minnesota Agricultural & Economic Development Board, AGC, 5.000%, 2/15/2017	1,400,000	1,609,622
Minnesota Higher Education Facilities Authority, 2.500%, 10/1/2018	100,000	104,653
Minnesota Higher Education Facilities Authority, 3.000%, 10/1/2014	400,000	416,532
Minnesota Housing Finance Agency, 3.900%, 7/1/2030, Call 1/1/2022	1,000,000	1,020,270
Minnesota Housing Finance Agency, 4.000%, 7/1/2040, Call 1/1/2022	1,600,000	1,700,928
Minnesota Housing Finance Agency, 5.000%, 7/1/2038, Call 7/1/2018	75,000	79,738
Minnesota Housing Finance Agency, GNMA/FNMA/FHLMC COLL, 4.250%, 7/1/2028, Call 1/1/2020	480,000	510,000
Northern Municipal Power Agency, AGC, 5.000%, 1/1/2019, Call 1/1/2018	150,000	176,121
Pillager Independent School District No. 116, School District Credit Program, 4.000%, 2/1/2024, Call 2/1/2021	125,000	139,612
Rosemount-Apple Valley-Eagan Independent School District No. 196, 3.000%, 4/1/2020	180,000	193,513
Southern Minnesota Municipal Power Agency, AMBAC, 5.250%, 1/1/2015	525,000	584,356
Southern Minnesota Municipal Power Agency, NATL-RE, 0.000%, 1/1/2026	1,150,000	696,405
Tobacco Securitization Authority, 4.850%, 3/1/2026, Call 3/1/2022	2,000,000	2,214,140
Tobacco Securitization Authority, 5.000%, 3/1/2022	2,000,000	2,328,200
Vadnais Heights Economic Development Authority, 3.750%, 2/1/2020	405,000	440,361

		24,894,024
Mississippi - 0.9%
Mississippi Business Finance Corp., 1.700%, 12/1/2036, Call 6/7/2012 (3)	5,000,000	5,000,000
Mississippi Development Bank, AGM, 4.000%, 7/1/2014	750,000	792,532
Mississippi Development Bank, AGM, 5.375%, 7/1/2036, Call 7/1/2021	250,000	276,935
Mississippi Development Bank, County Guarantee, 5.375%, 12/1/2022, Call 12/1/2018	460,000	550,326
Mississippi Home Corp., GNMA/FNMA, 5.500%, 6/1/2036, Call 6/1/2015 (7)	435,000	473,493
Mississippi Home Corp., GNMA/FNMA/FHLMC, 6.750%, 6/1/2039, Call 6/1/2018	900,000	978,867
Rankin County School District, FSA, 5.000%, 10/1/2014	730,000	806,460

		8,878,613
Missouri - 2.4%
Cass County, 5.000%, 5/1/2015	880,000	938,714
City of Des Peres, AMBAC, 5.250%, 2/1/2018, Call 2/1/2015	380,000	418,209
City of Sikeston, NATL-RE, 6.000%, 6/1/2015	1,300,000	1,439,360
City of St. Louis, AGM, 5.000%, 7/1/2020, Call 7/1/2017	1,885,000	2,098,646
Jackson County, AMBAC, 5.000%, 12/1/2018, Call 12/1/2016	1,000,000	1,125,440
Joplin Industrial Development Authority, 3.125%, 2/15/2016	885,000	915,471
Kansas City Industrial Development Authority, 4.000%, 9/1/2014	665,000	678,839
Missouri Development Finance Board, 6.750%, 4/1/2029, Call 10/1/2013	200,000	217,120
Missouri Highway & Transportation Commission, 5.250%, 5/1/2021, Call 5/1/2017	500,000	596,975
Missouri Housing Development Commission, 5.000%, 11/1/2027, Call 11/1/2019	895,000	976,731
Missouri Housing Development Commission, GNMA/FNMA/COLL, 5.000%, 9/1/2039, Call 3/1/2019	370,000	390,598
Missouri Housing Development Commission, GNMA/FNMA/FHLMC, 3.800%, 5/1/2025, Call 5/1/2021	1,055,000	1,094,816
Missouri Housing Development Commission, GNMA/FNMA/FHLMC, 3.800%, 11/1/2025, Call 5/1/2021	1,180,000	1,225,182
Missouri Housing Development Commission, GNMA/FNMA/FHLMC, 4.000%, 5/1/2027, Call 5/1/2021	1,000,000	1,038,720
Missouri Joint Municipal Electric Utility Commission, NATL-RE, 5.000%, 1/1/2017, Call 1/1/2016	500,000	542,100
Missouri State Environmental Improvement & Energy Resources Authority, 5.750%, 1/1/2029, Call 1/1/2019	750,000	915,675
Missouri State Health & Educational Facilities Authority, 3.000%, 2/15/2015	1,785,000	1,831,571
Missouri State Health & Educational Facilities Authority, 3.250%, 2/15/2016	1,190,000	1,230,650
Missouri State Health & Educational Facilities Authority, 3.500%, 2/15/2017	1,430,000	1,485,856
Missouri State Health & Educational Facilities Authority, 3.500%, 11/1/2019	950,000	970,529

Missouri State Health & Educational Facilities Authority, 3.750%, 2/15/2018	1,000,000	1,045,360
Missouri State Health & Educational Facilities Authority, 5.250%, 10/1/2031, Call 10/1/2021	1,000,000	1,108,730
Missouri State Health & Educational Facilities Authority, AGM, 5.000%, 11/15/2015	750,000	831,922
St. Louis Municipal Finance Corp., AGC, 0.000%, 7/15/2021	90,000	64,270

		23,181,484
Montana - 0.4%
City of Billings MT Airport Revenue, 3.000%, 7/1/2012 (7)	340,000	340,367
County of Yellowstone, 5.250%, 9/1/2034, Call 9/1/2017	1,400,000	1,558,060
Montana State Board of Regents, 4.000%, 11/15/2027, Call 11/15/2021	525,000	569,693
Montana State Board of Regents, 5.000%, 11/15/2022, Call 11/15/2021	200,000	246,750
Montana State Board of Regents, 5.000%, 11/15/2023, Call 11/15/2021	250,000	304,870
Montana State Board of Regents, 5.000%, 11/15/2024, Call 11/15/2021	375,000	452,374
Montana State Board of Regents, 5.000%, 11/15/2025, Call 11/15/2021	255,000	304,776

		3,776,890
Nebraska - 0.2%
City of O’Neill, 6.250%, 9/1/2012	65,000	65,404
Lancaster County Hospital Authority No. 1, 5.500%, 1/1/2030, Call 1/1/2020	1,000,000	1,121,400
Nebraska Public Power District, 5.000%, 1/1/2032, Call 1/1/2022	1,000,000	1,149,160

		2,335,964
Nevada - 1.2%
City of Henderson, NATL-RE, 5.000%, 6/1/2023, Call 6/1/2015	500,000	538,175
City of Reno, AGM, 6.000%, 6/1/2028, Call 6/1/2018	200,000	222,464
Clark County School District, AMBAC, 5.000%, 6/15/2019, Call 6/15/2017	1,600,000	1,848,384
County of Clark, 5.000%, 7/1/2028, Call 7/1/2019	2,180,000	2,435,321
County of Clark NV Airport System Revenue, AGM, 5.000%, 7/1/2024, Call 7/1/2019	275,000	310,555
County of Clark, AMBAC, 5.000%, 11/1/2024, Call 11/1/2016	410,000	460,143
County of Washoe, 5.500%, 2/1/2028, Call 2/1/2019	1,000,000	1,131,090
Las Vegas Convention & Visitors Authority, AMBAC, 5.250%, 7/1/2013	300,000	313,299
Las Vegas Valley Water District, AGM, 5.000%, 6/1/2028, Call 6/1/2016	2,815,000	3,087,323
Nevada Housing Division, GNMA/FNMA/FHLMC, 4.500%, 10/1/2039, Call 4/1/2019	570,000	602,011
Reno-Sparks Indian Colony, 4.250%, 6/1/2014	515,000	517,632

		11,466,397
New Hampshire - 0.4%
New Hampshire Health & Education Facilities Authority, 5.000%, 7/1/2013	230,000	239,407
New Hampshire Housing Finance Authority, 4.500%, 1/1/2029, Call 7/1/2020	1,415,000	1,509,197
New Hampshire Housing Finance Authority, 4.800%, 7/1/2028, Call 1/1/2022	2,000,000	2,199,980

		3,948,584
New Jersey - 1.9%
City of Atlantic City, NATL-RE, 5.000%, 8/15/2014	350,000	378,794
New Jersey Economic Development Authority, 1.880%, 2/1/2016, Call 8/1/2015 (3)	3,000,000	3,013,770
New Jersey Economic Development Authority, 5.000%, 6/15/2019	3,000,000	3,470,160
New Jersey Economic Development Authority, 5.000%, 6/15/2020	1,500,000	1,736,940
New Jersey Educational Facilities Authority, 5.000%, 7/1/2017	500,000	576,175
New Jersey Health Care Facilities Financing Authority, 5.000%, 7/1/2013	1,015,000	1,060,198
New Jersey Health Care Facilities Financing Authority, 5.000%, 7/1/2014	2,000,000	2,138,040
New Jersey Housing & Mortgage Finance Agency, 4.250%, 10/1/2032, Call 10/1/2021	1,000,000	1,074,990
New Jersey Housing & Mortgage Finance Agency, 4.375%, 4/1/2028, Call 10/1/2021	1,000,000	1,066,990
New Jersey Housing & Mortgage Finance Agency, AGM, 5.050%, 11/1/2013, Call 7/2/2012	1,450,000	1,453,016
New Jersey Transit Corp., AMBAC, 5.500%, 9/15/2012	150,000	152,052
New Jersey Transportation Trust Fund Authority, 0.000%, 12/15/2031	415,000	163,726
New Jersey Transportation Trust Fund Authority, 5.250%, 12/15/2023, Call 12/15/2018	575,000	663,326
New Jersey Transportation Trust Fund Authority, AMBAC, 0.000%, 12/15/2026	1,555,000	838,114
New Jersey Transportation Trust Fund Authority, BHAC, 0.000%, 12/15/2024	100,000	62,786
New Jersey Transportation Trust Fund Authority, BHAC, 0.000%, 12/15/2028	100,000	50,473
New Jersey Transportation Trust Fund Authority, BHAC, 0.000%, 12/15/2030	150,000	67,948
New Jersey Transportation Trust Fund Authority, NATL-RE, 0.000%, 12/15/2027	230,000	117,367

		18,084,865
New Mexico - 0.8%
City of Farmington, 4.700%, 9/1/2024, Call 11/1/2020	2,000,000	2,211,760
Inc County of Los Alamos, AGM, 5.000%, 7/1/2014, Call 7/1/2013	550,000	571,472
New Mexico Mortgage Finance Authority, GNMA/FNMA/FHLMC, 5.650%, 9/1/2039, Call 3/1/2019	1,055,000	1,139,801

New Mexico Mortgage Finance Authority, GNMA/FNMA/FHLMC, 6.000%, 9/1/2039, Call 3/1/2019	980,000	1,053,549
New Mexico Mortgage Finance Authority, GNMA/FNMA/FHLMC COLL, 4.625%, 3/1/2028, Call 9/1/2021	1,330,000	1,458,185
New Mexico Mortgage Finance Authority, GNMA/FNMA/FHLMC COLL, 5.350%, 3/1/2030, Call 9/1/2020	1,465,000	1,618,034

		8,052,801
New York - 2.2%
Binghamton City School District, State Aid Withholding, 3.000%, 10/15/2017	890,000	951,392
City of New York, 5.000%, 8/1/2032, Call 8/1/2021	5,000,000	5,747,700
City of New York, CIFG Transferable Custodial Receipts, 6.000%, 8/1/2012	10,000	10,090
City of New York, CIFG Transferable Custodial Receipts, 6.000%, 8/1/2012	370,000	373,352
County of Monroe, MBIA, 6.000%, 3/1/2015	225,000	251,676
Long Island Power Authority, BHAC, 5.000%, 12/1/2021, Call 12/1/2016	500,000	564,320
New York City Industrial Development Agency, ACA, 4.400%, 11/1/2016	675,000	742,979
New York City Transitional Finance Authority, NATL-RE FGIC, 5.000%, 7/15/2024, Call 1/15/2017	425,000	477,296
New York Liberty Development Corp., 5.000%, 10/1/2015	250,000	273,478
New York State Dormitory Authority, 5.000%, 3/15/2028, Call 3/15/2019	625,000	737,200
New York State Dormitory Authority, 5.000%, 3/15/2034, Call 3/15/2021	3,000,000	3,437,460
New York State Dormitory Authority, 5.250%, 7/1/2012	250,000	250,788
New York State Housing Finance Agency, 0.560%, 11/1/2041, Call 6/6/2012 (3)	2,500,000	2,500,000
Ulster County Industrial Development Agency, 1.530%, 9/15/2037, Call 6/7/2012 (3)	5,000,000	5,000,000

		21,317,731
North Carolina - 2.1%
Board of Governors of the University of North Carolina, AMBAC, 5.375%, 4/1/2017, Call 10/1/2012	40,000	40,664
Charlotte-Mecklenburg Hospital Authority, 5.000%, 1/15/2021, Call 1/15/2017	850,000	971,040
City of Charlotte, 5.000%, 7/1/2020 (7)	500,000	588,850
City of Greensboro, 5.250%, 4/1/2031, Call 4/1/2020	1,000,000	1,137,120
City of Thomasville, AGM, 2.250%, 5/1/2019	570,000	584,712
County of Catawba, 4.000%, 10/1/2025, Call 10/1/2021	585,000	636,217
County of Catawba, 4.000%, 10/1/2027, Call 10/1/2021	725,000	770,204
County of Catawba, 5.000%, 10/1/2022, Call 10/1/2021	500,000	601,970
County of Catawba, 5.000%, 10/1/2023, Call 10/1/2021	1,000,000	1,193,860
County of Catawba, 5.000%, 10/1/2024, Call 10/1/2021	835,000	987,780
County of Catawba, 5.000%, 10/1/2026, Call 10/1/2021	440,000	512,248
County of Chatham, County Guarantee, 5.000%, 12/1/2022	200,000	246,504
County of Chatham, County Guarantee, 5.000%, 12/1/2023	200,000	246,960
County of Cumberland, 5.125%, 12/1/2028, Call 12/1/2019	250,000	285,575
North Carolina Eastern Municipal Power Agency, 4.200%, 1/1/2019	1,710,000	1,951,896
North Carolina Eastern Municipal Power Agency, 6.000%, 1/1/2022	245,000	315,903
North Carolina Eastern Municipal Power Agency, AGC, 6.000%, 1/1/2019	500,000	587,780
North Carolina Eastern Municipal Power Agency, AMBAC, 5.000%, 1/1/2016	500,000	568,310
North Carolina Housing Finance Agency, 4.250%, 1/1/2028, Call 7/1/2021	1,000,000	1,076,720
North Carolina Housing Finance Agency, 4.650%, 7/1/2021, Call 7/1/2016 (3) (7)	1,960,000	2,009,686
North Carolina Medical Care Commission, 3.000%, 10/1/2014	700,000	735,028
Orange County Public Facilities, 4.000%, 10/1/2019	1,000,000	1,147,320
Orange County Public Facilities, 5.000%, 10/1/2026, Call 10/1/2022	1,130,000	1,337,016
Raleigh Durham Airport Authority, 4.250%, 5/1/2030, Call 5/1/2020	1,000,000	1,075,700
Raleigh Durham Airport Authority, 5.000%, 5/1/2036, Call 5/1/2020	350,000	385,465

		19,994,528
North Dakota - 1.9%
Barnes County North Public School District Building Authority, 4.000%, 5/1/2021	635,000	662,064
Barnes County North Public School District Building Authority, 4.250%, 5/1/2027, Call 5/1/2021	1,000,000	1,020,800
Barnes County North Public School District Building Authority, 4.500%, 5/1/2030, Call 5/1/2021	2,145,000	2,185,927
Barnes County North Public School District Building Authority, 4.500%, 5/1/2033, Call 5/1/2021	2,965,000	2,988,720
City of Grand Forks, 4.000%, 12/1/2019	535,000	579,983
City of Grand Forks, 5.000%, 12/1/2032, Call 12/1/2021	1,000,000	1,070,970
City of Grand Forks, 5.000%, 12/1/2035, Call 12/1/2021	2,000,000	2,138,680
County of Burleigh, 4.500%, 7/1/2032, Call 7/1/2022	3,000,000	3,143,580
North Dakota Housing Finance Agency, 4.125%, 1/1/2026, Call 1/1/2021	1,350,000	1,415,056
North Dakota State Housing Finance Agency, 5.250%, 1/1/2029, Call 7/1/2019	2,580,000	2,775,873

		17,981,653

Ohio - 2.5%
Buckeye Tobacco Settlement Financing Authority, 4.500%, 6/1/2013	215,000	221,523
City of Cleveland Airport System Revenue, 5.000%, 1/1/2022, Call 1/1/2021	2,320,000	2,629,001
City of Cleveland Airport System Revenue, AGM, 5.000%, 1/1/2030, Call 1/1/2022	1,000,000	1,091,320
City of Cleveland Airport System Revenue, AGM, 5.000%, 1/1/2031, Call 1/1/2022	1,000,000	1,089,650
City of Cleveland, AGC, 5.000%, 10/1/2017	425,000	492,549
City of Hamilton, AGM, 4.250%, 10/1/2029, Call 10/1/2019	500,000	524,675
City of Hamilton, AGM, 4.375%, 10/1/2030, Call 10/1/2019	250,000	264,013
City of Middleburg Heights, 5.125%, 8/1/2031, Call 8/1/2021	1,000,000	1,073,580
City of Youngstown, AMBAC, 4.250%, 12/1/2025, Call 12/1/2016	300,000	301,338
County of Cuyahoga, 1.550%, 5/1/2042, Call 6/7/2012 (3)	7,545,000	7,545,000
County of Hamilton, AGM, 4.000%, 6/1/2014	685,000	716,503
County of Lucas, 5.000%, 11/15/2022, Call 11/15/2021	600,000	724,362
County of Summit, 5.250%, 12/1/2017, Call 12/1/2013	1,000,000	1,066,660
New Albany Community Authority, 4.000%, 10/1/2019	900,000	1,005,759
New Albany Community Authority, 4.000%, 10/1/2020	590,000	656,576
New Albany Community Authority, 5.000%, 10/1/2022	1,000,000	1,190,070
New Albany Community Authority, 5.000%, 10/1/2023, Call 10/1/2022	1,105,000	1,298,817
Piqua City School District, 3.250%, 12/1/2029, Call 12/1/2021	540,000	534,308
Piqua City School District, 3.375%, 12/1/2030, Call 12/1/2021	385,000	383,687
Richland County, AGC, 6.000%, 12/1/2028, Call 12/1/2018	250,000	293,763
State of Ohio, 4.000%, 1/15/2015 (4)	500,000	534,275
University of Cincinnati, NATL-RE, 5.000%, 6/1/2019, Call 6/1/2017	150,000	173,580

		23,811,009
Oklahoma - 0.9%
Cleveland County Justice Authority, 5.750%, 3/1/2029, Call 3/1/2015	680,000	729,912
Delaware County Justice Authority, 3.750%, 9/1/2029, Call 9/1/2017	2,525,000	2,505,861
Delaware County Justice Authority, 4.000%, 9/1/2018	415,000	464,738
Delaware County Justice Authority, 4.000%, 9/1/2019	740,000	831,301
Delaware County Justice Authority, 4.000%, 9/1/2020	700,000	782,145
Delaware County Justice Authority, 4.000%, 9/1/2021	805,000	894,210
Oklahoma County Finance Authority, 4.000%, 3/1/2018	1,000,000	1,122,900
Oklahoma Housing Finance Agency, GNMA/FNMA/FHLMC, 6.500%, 9/1/2038, Call 9/1/2018	660,000	717,823
Oklahoma Housing Finance Agency, GNMA/FNMA/FHLMC COLL, 5.250%, 9/1/2029, Call 3/1/2019	115,000	121,696

		8,170,586
Oregon - 1.5%
City of Tigard, 5.000%, 8/1/2029, Call 8/1/2022	590,000	689,244
City of Tigard, 5.000%, 8/1/2030, Call 8/1/2022	1,015,000	1,178,994
City of Tigard, 5.000%, 8/1/2031, Call 8/1/2022	1,195,000	1,380,201
City of Tigard, 5.000%, 8/1/2032, Call 8/1/2022	1,135,000	1,304,535
City of Woodburn, 0.000%, 3/1/2020	1,380,000	1,096,810
City of Woodburn, 0.000%, 3/1/2021	1,215,000	919,852
Clackamas & Washington Counties School District No. 3, NATL-RE FGIC School Bond Gty, 0.000%, 6/15/2023	2,000,000	1,448,020
County of Gilliam, 2.000%, 9/2/2014 (3)	1,000,000	1,026,380
Deschutes & Jefferson Counties School District No. 2J Redmond, School Bond Gty, 0.000%, 6/15/2019	650,000	559,689
Milton-Freewater Water Control District, 5.000%, 6/15/2018	130,000	150,363
Port of Portland, 4.000%, 7/1/2028, Call 7/1/2021	1,000,000	1,056,890
Port of Portland, 5.500%, 7/1/2031, Call 7/1/2021	3,000,000	3,495,840
Salem-Keizer School District No. 24J, School Bond Gty, 0.000%, 6/15/2017	500,000	469,400

		14,776,218
Pennsylvania - 2.9%
Berks County Municipal Authority, 1.550%, 5/1/2037, Call 6/7/2012 (3)	2,000,000	2,000,000
Central Bradford Progress Authority, 5.375%, 12/1/2041, Call 12/1/2021	500,000	559,705
City of Philadelphia Gas Works Revenue, AGC, 5.250%, 8/1/2019, Call 8/1/2014	400,000	423,364
City of Pittsburgh, 4.000%, 9/1/2016	415,000	453,334
City of Pittsburgh, 4.000%, 9/1/2017	550,000	605,880
City of Pittsburgh, 4.000%, 9/1/2021	750,000	825,360
City of Pittsburgh, AGM, 5.250%, 9/1/2018, Call 9/1/2016	250,000	284,385
Erie County Hospital Authority, USDA, 3.000%, 12/1/2012, Call 7/2/2012	4,900,000	4,902,450
Harrisburg Authority, AGM, 5.000%, 12/1/2013 (3)	4,525,000	4,528,167
Harrisburg Authority, AGM, 5.250%, 12/1/2013 (3)	2,000,000	2,008,500

Kiski Area School District, AGM State Aid Withholding, 4.000%, 3/1/2021	1,450,000	1,600,568
Montgomery County Industrial Development Authority, 5.000%, 11/15/2016	1,500,000	1,664,790
Pennsylvania Industrial Development Authority, AMBAC, 5.500%, 7/1/2014, Call 7/1/2012	1,925,000	1,951,642
Saint Mary Hospital Authority, 5.250%, 11/15/2016, Call 11/15/2014	250,000	275,913
State Public School Building Authority, AGM, 3.000%, 10/15/2015	500,000	524,490
Westmoreland County Industrial Development Authority, 1.550%, 1/1/2036, Call 6/1/2012 (3)	5,435,000	5,435,000

		28,043,548
Puerto Rico - 0.5%
Puerto Rico Electric Power Authority, 5.250%, 7/1/2028, Call 7/1/2020	400,000	428,492
Puerto Rico Highway & Transportation Authority, AGC AGM, 5.500%, 7/1/2025	1,000,000	1,179,500
Puerto Rico Highway & Transportation Authority, NATL-RE, 5.000%, 9/15/2016, Call 3/15/2014	100,000	104,834
Puerto Rico Highway & Transportation Authority, NATL-RE, 5.500%, 7/1/2013	690,000	707,381
Puerto Rico Infrastructure Financing Authority, AMBAC, 5.500%, 7/1/2014	300,000	323,559
Puerto Rico Infrastructure Financing Authority, AMBAC, 5.500%, 7/1/2015	1,915,000	2,092,157
Puerto Rico Infrastructure Financing Authority, BHAC, 5.500%, 7/1/2021	275,000	321,623

		5,157,546
Rhode Island - 0.6%
City of Woonsocket, AMBAC, 5.000%, 3/1/2013	100,000	100,338
City of Woonsocket, AMBAC, 5.000%, 3/1/2014	500,000	495,295
Providence Public Buildings Authority, AMBAC, 5.500%, 12/15/2012, Call 7/2/2012	525,000	526,885
Rhode Island Housing & Mortgage Finance Corp., 4.000%, 4/1/2034, Call 4/1/2021 (4) (7)	2,340,000	2,428,195
Rhode Island Student Loan Authority, 3.950%, 12/1/2017	250,000	270,887
Rhode Island Student Loan Authority, 4.200%, 12/1/2018, Call 12/1/2017	600,000	653,298
Rhode Island Student Loan Authority, 4.250%, 12/1/2020, Call 12/1/2017	500,000	537,705
Rhode Island Student Loan Authority, 4.500%, 12/1/2021, Call 12/1/2017	1,000,000	1,078,540

		6,091,143
South Carolina - 2.3%
City of Rock Hill, AGM, 3.000%, 1/1/2022	730,000	740,329
City of Rock Hill, AGM, 3.500%, 1/1/2025, Call 1/1/2022	895,000	904,433
City of Rock Hill, AGM, 5.250%, 1/1/2026, Call 1/1/2022	730,000	850,567
City of Rock Hill, AGM, 5.250%, 1/1/2028, Call 1/1/2022	475,000	546,696
County of Dorchester, 3.000%, 10/1/2025, Call 10/1/2022	460,000	463,248
County of Dorchester, 5.000%, 10/1/2022	480,000	588,072
County of Dorchester, 5.000%, 10/1/2026, Call 10/1/2022	400,000	473,280
County of Florence, 5.000%, 11/1/2025, Call 11/1/2020	2,000,000	2,241,500
County of Florence, 5.000%, 11/1/2030, Call 11/1/2020	500,000	540,565
County of Laurens, 3.000%, 1/1/2020	645,000	658,164
County of Laurens, 3.500%, 1/1/2021	660,000	688,327
County of Laurens, 3.500%, 1/1/2022	685,000	707,536
Laurens County Water & Sewer Commission, 5.000%, 3/1/2029, Call 3/1/2017	415,000	444,191
Laurens County Water & Sewer Commission, 5.000%, 3/1/2032, Call 3/1/2017	1,000,000	1,064,930
Orangeburg Joint Governmental Action Authority, NATL-RE, 5.000%, 4/1/2013	2,490,000	2,549,312
Orangeburg Joint Governmental Action Authority, NATL-RE, 5.000%, 10/1/2013	140,000	144,724
Orangeburg Joint Governmental Action Authority, NATL-RE, 5.000%, 10/1/2014	550,000	580,558
Piedmont Municipal Power Agency, AGM, 5.000%, 1/1/2030, Call 7/1/2021	450,000	505,418
Piedmont Municipal Power Agency, AGM, 5.750%, 1/1/2034, Call 7/1/2021	1,000,000	1,176,120
Scago Educational Facilities Corp. for Pickens School District, AGM, 5.000%, 12/1/2020, Call 12/1/2016	300,000	340,110
South Carolina State Housing Finance & Development Authority, 5.000%, 1/1/2028, Call 7/1/2019	440,000	479,213
South Carolina State Housing Finance & Development Authority, AGM, 5.500%, 7/1/2037, Call 7/1/2016 (7)	1,610,000	1,752,968
South Carolina State Public Service Authority, 5.500%, 1/1/2038, Call 1/1/2019	1,000,000	1,149,380
South Carolina State Public Service Authority, NATL-RE FGIC, 4.750%, 1/1/2023, Call 7/1/2015	1,000,000	1,099,430
South Carolina Transportation Infrastructure Bank, AMBAC, 5.250%, 10/1/2020	250,000	309,835
St. Peters Parish-Jasper County Public Facilities Corp., AGM, 5.000%, 4/1/2031, Call 4/1/2021	900,000	979,560
Trustees of the South Carolina Heritage Trust, XLCA, 4.000%, 8/1/2015	250,000	265,923

		22,244,389
South Dakota - 1.3%
City of Rapid City, 6.750%, 12/1/2031, Call 12/1/2019	500,000	565,425
City of Rapid City, 7.000%, 12/1/2035, Call 12/1/2019	750,000	854,790
City of Rapid City Airport Revenue, 5.500%, 12/1/2022, Call 12/1/2019	225,000	250,346

Puttable Floating Option Tax-Exempt Receipts, 0.850%, 12/1/2022 (3)	3,430,000	3,430,000
South Dakota Health & Educational Facilities Authority, 3.500%, 9/1/2023, Call 9/1/2020 (4)	400,000	391,960
South Dakota Health & Educational Facilities Authority, 4.500%, 9/1/2018 (4)	500,000	553,460
South Dakota Health & Educational Facilities Authority, 4.500%, 9/1/2020 (4)	900,000	994,401
South Dakota Health & Educational Facilities Authority, 4.500%, 9/1/2021, Call 9/1/2020 (4)	1,080,000	1,176,034
South Dakota Health & Educational Facilities Authority, 4.500%, 9/1/2022, Call 9/1/2020 (4)	1,005,000	1,078,576
South Dakota Health & Educational Facilities Authority, 5.000%, 11/1/2024, Call 11/1/2019	1,000,000	1,106,700
South Dakota Health & Educational Facilities Authority, AMBAC, 5.000%, 8/1/2022, Call 8/1/2017	980,000	1,103,343
South Dakota Health & Educational Facilities Authority, AMBAC, 5.250%, 7/1/2022, Call 7/1/2012	250,000	253,415
South Dakota Housing Development Authority, 3.750%, 5/1/2018	500,000	543,850

		12,302,300
Tennessee - 0.7%
Blount County Public Building Authority, 0.520%, 6/1/2032, Call 6/1/2012 (3)	2,000,000	2,000,000
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd, 4.000%, 11/1/2021	495,000	519,131
Metropolitan Nashville Airport Authority, 5.000%, 7/1/2017	435,000	500,133
Tennessee Energy Acquisition Corp., 5.250%, 9/1/2022	150,000	165,351
Tennessee Housing Development Agency, 4.000%, 7/1/2025, Call 1/1/2021	1,000,000	1,049,590
Tennessee Housing Development Agency, 4.000%, 7/1/2026, Call 1/1/2021	1,550,000	1,612,759
Tennessee Housing Development Agency, 5.000%, 1/1/2027, Call 7/1/2019	910,000	985,730

		6,832,694
Texas - 4.7%
Brazos River Authority, FGIC, 4.250%, 3/1/2014, Call 3/1/2014 (3)	885,000	932,241
Brazos River Authority, FGIC, 4.250%, 12/1/2017, Call 6/1/2014 (3)	290,000	302,081
Capital Area Cultural Education Facilities Finance Corp., 5.000%, 4/1/2019	1,000,000	1,125,800
Capital Area Cultural Education Facilities Finance Corp., 5.250%, 4/1/2021, Call 4/1/2020	400,000	451,900
Central Texas Regional Mobility Authority, 0.000%, 1/1/2025	1,000,000	559,690
City of Arlington, NATL-RE, 5.000%, 8/15/2034, Call 8/15/2015	2,025,000	2,097,333
City of Galveston, 4.250%, 5/1/2014	290,000	300,533
City of Galveston Wharves & Terminal Revenue, 4.500%, 2/1/2023, Call 2/1/2021	1,900,000	1,981,567
City of Galveston Wharves & Terminal Revenue, 4.625%, 2/1/2024, Call 2/1/2021	1,255,000	1,306,254
City of Houston Airport System Revenue, AGM, 5.500%, 7/1/2012, Call 7/1/2012	1,100,000	1,104,235
City of Houston, AMBAC, 0.000%, 9/1/2019	400,000	319,008
City of Keller, NATL-RE, 5.000%, 2/15/2022, Call 2/15/2014	250,000	262,643
Clifton Higher Education Finance Corp., 4.800%, 8/15/2021	465,000	499,280
Clifton Higher Education Finance Corp., 5.500%, 8/15/2031, Call 8/15/2021	500,000	545,535
Comal Independent School District, NATL-RE PSF, 5.000%, 2/1/2033, Call 2/1/2014	470,000	501,349
County of Wise, 8.000%, 8/15/2034, Call 8/15/2021	4,000,000	4,537,320
Dallas County Cities Municipal Utility District, 4.000%, 8/1/2027, Call 8/1/2020	340,000	369,556
Dallas County Utility & Reclamation District, AMBAC, 5.100%, 2/15/2020, Call 2/15/2017	350,000	376,387
Dallas/Fort Worth International Airport, NATL-RE, 5.500%, 11/1/2020, Call 11/1/2013 (7)	200,000	211,948
Denton Independent School District, PSF, 0.750%, 8/15/2022, Call 8/15/2016 (3)	2,900,000	2,900,000
Forney Independent School District, PSF, 6.000%, 8/15/2037, Call 8/15/2018	340,000	409,397
Georgetown Independent School District, PSF, 5.000%, 8/15/2025, Call 8/15/2020	645,000	769,588
Harris County Cultural Education Facilities Finance Corp.,, 5.250%, 10/1/2029, Call 10/1/2019	1,550,000	1,774,378
Harris County Health Facilities Development Corp., 0.720%, 7/1/2027 (3)	2,355,000	2,355,000
Harris County Hospital District, NATL-RE, 5.250%, 2/15/2027, Call 2/15/2017	5,615,000	6,056,844
Houston Higher Education Finance Corp., 4.000%, 2/15/2022	600,000	616,500
La Vernia Higher Education Finance Corp., 4.375%, 8/15/2015	200,000	214,302
La Vernia Higher Education Finance Corp., 4.750%, 8/15/2016	180,000	194,832
La Vernia Higher Education Finance Corp., 5.000%, 8/15/2017	150,000	166,611
La Vernia Higher Education Finance Corp., 5.000%, 8/15/2018	150,000	169,553
Little Elm Independent School District, PSF, 5.000%, 8/15/2020, Call 8/15/2016	1,145,000	1,310,315
Lower Colorado River Authority, BHAC, 5.250%, 5/15/2028, Call 5/15/2018	550,000	614,372
North Texas Tollway Authority, 0.000%, 9/1/2037, Call 9/1/2031	500,000	124,880
North Texas Tollway Authority, 5.750%, 1/1/2038, Call 1/1/2018	150,000	162,836
North Texas Tollway Authority, 6.125%, 1/1/2031, Call 1/1/2016	400,000	431,332
North Texas Tollway Authority, AGC, 5.750%, 1/1/2038, Call 1/1/2019	1,725,000	1,901,036
Port of Houston Authority, NATL-RE, 5.000%, 10/1/2024, Call 10/1/2016 (7)	1,300,000	1,427,283
Sabine River Authority, Pollution, MBIA, 4.950%, 3/1/2018	345,000	387,756
Sam Rayburn Municipal Power Agency, RADIAN, 5.750%, 10/1/2021, Call 10/1/2012	215,000	216,810
San Antonio Facilities Corp., 5.000%, 8/15/2036, Call 8/15/2021	500,000	549,425
Texas Municipal Gas Acquisition & Supply Corp., 5.625%, 12/15/2017	2,500,000	2,783,475
Texas Public Finance Authority, 5.000%, 7/1/2019, Call 7/1/2014	1,600,000	1,748,592

University of Houston, AMBAC, 5.000%, 2/15/2022, Call 2/15/2015	500,000	537,230

		45,607,007
Utah - 0.8%
City of Eagle Mountain City, AGM, 2.000%, 6/1/2014	565,000	571,961
City of Eagle Mountain City, AGM, 2.250%, 6/1/2013	605,000	612,121
Grand County School District, School Bond Gty, 5.250%, 7/1/2026, Call 7/1/2018	500,000	626,565
Utah Housing Corp., GNMA, 3.450%, 7/1/2021	720,000	747,295
Utah Infrastructure Agency, AGM, 5.400%, 10/15/2036, Call 10/15/2021	1,000,000	1,104,260
Utah State Board of Regents, 5.000%, 8/1/2031, Call 8/1/2020	2,485,000	2,756,660
Utah Water Finance Agency, AMBAC, 5.250%, 7/1/2014, Call 7/1/2012	1,240,000	1,244,501

		7,663,363
Vermont - 0.6%
Vermont Economic Development Authority, 1.550%, 5/1/2029, Call 6/7/2012 (3)	2,900,000	2,900,000
Vermont Housing Finance Agency, 1.750%, 7/1/2037, Call 6/7/2012 (3)	3,000,000	3,000,000

		5,900,000
Virgin Islands - 0.2%
Virgin Islands Public Finance Authority, 5.000%, 10/1/2017	1,440,000	1,583,611
Virginia - 1.0%
City of Portsmouth, State Aid Withholding, 3.250%, 7/15/2030, Call 7/15/2022	1,000,000	1,008,580
Greater Richmond Convention Center Authority, NATL-RE, 5.000%, 6/15/2021, Call 6/15/2015	550,000	594,869
Louisa Industrial Development Authority, 5.375%, 12/2/2013 (3)	400,000	428,880
Roanoke Economic Development Authority, AGM, 5.000%, 7/1/2017 (3)	1,000,000	1,138,830
Virginia College Building Authority, 5.000%, 3/1/2023, Call 3/1/2020	745,000	866,740
Virginia College Building Authority, 5.000%, 3/1/2024, Call 3/1/2020	1,755,000	2,024,533
Virginia Housing Development Authority, 3.750%, 3/1/2034, Call 3/1/2021	1,750,000	1,768,148
Virginia Resources Authority, 0.000%, 11/1/2029, Call 11/1/2016	1,000,000	438,800
Virginia Small Business Financing Authority, 4.250%, 11/1/2021, Call 5/1/2020	1,000,000	1,134,790

		9,404,170
Washington - 1.0%
City of Port Townsend, NATL-RE, 3.800%, 12/1/2014, Call 12/1/2013	130,000	135,485
Grays Harbor County Public Utility District No. 1, AGM, 5.250%, 7/1/2019, Call 7/1/2015	425,000	467,156
Greater Wenatchee Regional Events Center Public Facilities Dist, 5.250%, 12/1/2012 (10)	1,585,000	1,529,525
King County Housing Authority, 5.200%, 5/1/2028, Call 11/1/2018	460,000	507,200
King County Housing Authority, 5.500%, 12/1/2028, Call 12/1/2018	500,000	531,040
King County Public Hospital District No. 4, 7.250%, 12/1/2038, Call 12/1/2014	100,000	105,635
Port of Bellingham, 5.250%, 12/1/2022, Call 12/1/2020	1,060,000	1,230,670
Skagit County Public Hospital District No. 1, NATL-RE, 5.500%, 12/1/2023, Call 12/1/2014	1,000,000	1,072,200
State of Washington, 4.000%, 7/1/2018	1,495,000	1,685,209
State of Washington, 4.100%, 7/1/2022, Call 1/1/2019	440,000	475,759
Washington Health Care Facilities Authority, 5.000%, 2/1/2023, Call 2/1/2021	1,000,000	1,177,280
Washington Health Care Facilities Authority, FHA, 6.250%, 8/1/2028, Call 8/1/2018	400,000	477,516

		9,394,675
West Virginia - 0.4%
City of Princeton, 4.000%, 5/1/2016 (4)	715,000	752,480
City of Princeton, 5.000%, 5/1/2017 (4)	875,000	963,480
West Virginia Hospital Finance Authority, AMBAC, 5.000%, 6/1/2019, Call 6/1/2016	1,565,000	1,740,327
West Virginia State Hospital Finance Authority, AMBAC, 5.000%, 6/1/2018, Call 6/1/2016	600,000	670,392

		4,126,679
Wisconsin - 2.2%
Central Brown County Water Authority, AMBAC, 5.000%, 12/1/2023, Call 12/1/2015	515,000	560,279
City of Glendale, XLCA, 4.125%, 4/1/2016, Call 4/1/2013	245,000	251,250
City of Kaukauna, AGM, 5.000%, 12/15/2035, Call 12/15/2022	2,250,000	2,372,108
County of La Crosse, XLCA, 4.500%, 10/1/2015 (7)	235,000	254,576
County of Milwaukee, 5.000%, 12/1/2020, Call 12/1/2019	100,000	118,100
County of Milwaukee, AMBAC, 5.000%, 12/1/2015 (7)	255,000	281,928
Kimberly Area School District, 2.375%, 3/1/2019	230,000	236,435
Ladysmith-Hawkins School District, NATL-RE FGIC, 5.500%, 4/1/2020, Call 4/1/2016	1,105,000	1,181,322
Monroe Redevelopment Authority, 5.500%, 2/15/2029, Call 2/15/2019	500,000	550,415
Northern Ozaukee School District, AGM, 3.350%, 3/1/2015, Call 3/1/2013	405,000	411,622
Wisconsin Health & Educational Facilities Authority, 3.750%, 10/1/2017	255,000	280,668
Wisconsin Health & Educational Facilities Authority, 4.200%, 8/15/2018	1,000,000	1,117,040
Wisconsin Health & Educational Facilities Authority, 4.500%, 8/15/2017	175,000	198,049

Wisconsin Health & Educational Facilities Authority, 4.750%, 10/15/2029, Call 10/15/2021	800,000	848,352
Wisconsin Health & Educational Facilities Authority, 5.000%, 4/15/2016	1,000,000	1,119,220
Wisconsin Health & Educational Facilities Authority, 5.000%, 8/15/2018	1,000,000	1,134,010
Wisconsin Health & Educational Facilities Authority, 5.000%, 6/1/2019	1,220,000	1,407,697
Wisconsin Health & Educational Facilities Authority, 5.000%, 7/1/2019	990,000	1,103,286
Wisconsin Health & Educational Facilities Authority, 5.000%, 8/15/2019	250,000	290,910
Wisconsin Health & Educational Facilities Authority, 5.000%, 8/15/2019	955,000	1,087,000
Wisconsin Health & Educational Facilities Authority, 5.000%, 8/15/2020	1,060,000	1,206,354
Wisconsin Health & Educational Facilities Authority, 5.000%, 8/15/2021	1,160,000	1,314,257
Wisconsin Health & Educational Facilities Authority, 5.250%, 12/1/2020, Call 12/1/2018	1,295,000	1,471,366
Wisconsin Health & Educational Facilities Authority, 5.250%, 4/1/2023, Call 4/1/2018	365,000	405,672
Wisconsin Health & Educational Facilities Authority, 5.375%, 8/15/2024, Call 2/15/2020	1,625,000	1,902,956
Wisconsin Health & Educational Facilities Authority, 6.400%, 9/15/2015, Call 6/18/2012	330,000	330,191

		21,435,063
Wyoming - 0.2%
Teton County Hospital District, 5.500%, 12/1/2027, Call 12/1/2021	500,000	571,035
Wyoming Community Development Authority, 3.250%, 6/1/2020	550,000	556,187
Wyoming Municipal Power Agency, Inc., 5.500%, 1/1/2028, Call 1/1/2018	500,000	554,755

		1,681,977

Total Municipals (identified cost $896,157,431)		945,008,869

Short-Term Investments - 3.9%

Mutual Funds - 3.8%
BMO Tax-Free Money Market Fund, Class I, 0.316% (11)	37,087,500	37,087,500

Short-Term Municipals - 0.1%

Ohio - 0.1%
Village of Lockland, 2.000%, 3/12/2013	$635,000	638,766

Total Short-Term Investments (identified cost $37,726,168)		37,726,266

Total Investments - 101.7% (identified cost $933,883,599)		982,735,135
Other Assets and Liabilities - (1.7)%		(16,128,818)

Total Net Assets - 100.0%		$966,606,317

Government Income Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2012

(Unaudited)

Description	Shares or Principal Amount	Value
Asset-Backed Securities - 1.6%

Automobiles - 0.9%
CarNow Auto Receivables Trust, Class A, (Series 2012-1A), 2.090%, 1/15/2015 (5) (6)	$1,700,000	$1,699,879
SMART Trust/Australia, Class A2B, (Series 2011-1USA), 0.989%, 4/14/2013 (3) (5) (6)	347,486	347,491

		2,047,370
Federal Home Loan Mortgage Corporation - 0.2%
0.499%, 8/25/2031, (Series T-32) (3)	503,068	489,939
Other Financial - 0.5%
Countrywide Asset-Backed Certificates, Class A1, (Series 2007-QH2), 0.479%, 4/25/2037 (3) (5) (6)	2,232,987	1,012,557

Total Asset-Backed Securities (identified cost $4,783,513)		3,549,866

Collateralized Mortgage Obligations - 11.7%

Federal Home Loan Mortgage Corporation - 5.4%
0.539%, 1/15/2036, (Series 3102) (3)	3,731,406	3,742,026
0.589%, 6/15/2025, (Series 2993) (3)	3,171,549	3,167,292
0.639%, 10/15/2027, (Series 3780) (3)	4,471,342	4,477,218
5.000%, 5/15/2033, (Series 2791)	487,293	516,849

		11,903,385
Federal National Mortgage Association - 2.0%
0.489%, 1/25/2031, (Series 2001-25) (3)	20,857	20,856
0.489%, 7/25/2035, (Series 2005-66) (3)	3,462,205	3,459,034
0.639%, 4/25/2034, (Series 2004-25) (3)	835,392	840,148
4.000%, 10/25/2032, (Series 2003-28)	100,400	104,853

		4,424,891
Private Sponsor - 4.3%
American Home Mortgage Investment Trust, Class 4A1, (Series 2005-2), 2.236%, 9/25/2045 (3)	989,533	780,954
Chase Mortgage Finance Corp., Class 7A1, (Series 2007-A2), 5.578%, 7/25/2037 (3)	1,895,139	1,699,610
Holmes Master Issuer PLC, Class A2, (Series 2010-1A), 1.867%, 10/15/2054 (3) (5) (6)	2,500,000	2,514,478
Lehman Mortgage Trust, Class 5A1, (Series 2006-2), 5.500%, 4/25/2036	800,823	795,133
Morgan Stanley Mortgage Loan Trust, Class 2A2, (Series 2004-10AR), 2.801%, 11/25/2034 (3)	2,168,940	2,021,892
Structured Asset Securities Corp., Class 2A2, (Series 2003-21), 5.250%, 8/25/2033	1,588,540	1,662,790

		9,474,857

Total Collateralized Mortgage Obligations (identified cost $25,606,321)		25,803,133

Commercial Mortgage Securities - 10.4%

Private Sponsor - 10.4%
Bear Stearns Commercial Mortgage Securities, Class A2, (Series 2006-PW13), 5.426%, 9/11/2041	2,159,124	2,191,321
Credit Suisse First Boston Mortgage Securities Corp., Class AAB, (Series 2005-C4), 5.065%, 8/15/2038 (3)	243,838	245,058
CW Capital Cobalt, Ltd., Class A3, (Series 2007-C2), 5.484%, 4/15/2047 (3)	2,000,000	2,185,882
GS Mortgage Securities Corp. II, Class A1, (Series 2007-EOP), 1.103%, 3/6/2020 (3) (5) (6)	3,146,831	3,124,674
GS Mortgage Securities Corp. II, Class AAB, (Series 2007-GG10), 5.786%, 8/10/2045 (3)	360,000	378,637
JP Morgan Chase Commercial Mortgage Securities Corp., Class A1, (Series 2007-FL1A), 0.614%, 7/15/2019 (3) (5) (6)	1,017,704	985,017
JP Morgan Chase Commercial Mortgage Securities Corp., Class A3, (Series 2007-CB20), 5.819%, 2/12/2051	3,000,000	3,167,961
JP Morgan Chase Commercial Mortgage Securities Corp., Class ASB, (Series 2007-C1), 5.857%, 2/15/2051	1,000,000	1,086,059

JP Morgan Chase Commercial Mortgage Securities Corp., Class ASB, (Series 2007-LD12), 5.833%, 2/15/2051 (3)	872,949	946,519
LB-UBS Commercial Mortgage Trust, Class A4, (Series 2006-C1), 5.156%, 2/15/2031	2,000,000	2,225,380
LB-UBS Commercial Mortgage Trust, Class AAB, (Series 2006-C4), 5.845%, 6/15/2032 (3)	1,999,487	2,114,143
Morgan Stanley Capital I, Class A4, (Series 2007-IQ15), 5.880%, 6/11/2049 (3)	2,000,000	2,255,904
Wachovia Bank Commercial Mortgage Trust, Class APB, (Series 2005-C16), 4.692%, 10/15/2041	317,702	327,307
Wachovia Bank Commercial Mortgage Trust, Class APB, (Series 2005-C18), 4.807%, 4/15/2042	1,703,345	1,773,535

Total Commercial Mortgage Securities (identified cost $22,972,124)		23,007,397

Corporate Bonds & Notes - 1.0%

Insurance - 1.0%
HSB Group, Inc., 1.377%, 7/15/2027 (3)	3,000,000	2,244,600

Total Corporate Bonds & Notes (identified cost $2,968,950)		2,244,600

U.S. Government Agency-Mortgage Securities - 104.3%

Federal Home Loan Mortgage Corporation - 29.2%
4.000%, 4/1/2026	4,190,546	4,429,130
4.000%, 9/1/2026	2,076,142	2,194,345
4.000%, 10/1/2031 (1)	4,727,879	5,095,079
4.000%, 12/1/2040	949,793	1,020,295
4.500%, 11/1/2022	3,570,593	3,828,554
4.500%, 9/1/2031	1,330,014	1,421,578
4.500%, 8/1/2035 (1)	2,184,547	2,336,305
4.500%, 9/1/2035 (1)	1,821,270	1,947,792
4.500%, 12/1/2037	1,146,575	1,226,943
4.500%, 3/1/2039	2,449,323	2,655,066
4.500%, 5/1/2039 (1)	5,039,596	5,506,233
4.500%, 2/1/2040	1,142,639	1,222,374
4.500%, 2/1/2040 (1)	3,058,002	3,271,393
4.500%, 7/1/2040	102,945	112,477
4.500%, 11/1/2040	2,308,214	2,506,071
4.500%, 2/1/2041 (1)	3,457,802	3,737,320
5.000%, 12/1/2022	791,141	850,415
5.000%, 5/1/2035 (1)	1,531,469	1,653,651
5.000%, 2/1/2038 (1)	2,338,649	2,525,229
5.000%, 3/1/2038	1,411,430	1,520,507
5.000%, 1/1/2040	873,005	959,432
5.500%, 11/1/2018	986,039	1,067,773
5.500%, 10/1/2021	858,914	929,037
5.500%, 8/1/2038	2,342,680	2,554,008
6.000%, 8/1/2036	266,331	293,186
6.000%, 12/1/2036	267,403	294,366
6.000%, 6/1/2037	1,353,283	1,489,739
6.000%, 11/1/2037	1,105,611	1,218,475
6.000%, 12/1/2037	233,669	257,230
6.000%, 2/1/2038	5,302,109	5,843,364
6.500%, 9/1/2016	40,354	43,401
7.500%, 9/1/2013	9,612	9,872
7.500%, 4/1/2024	125,044	148,808
7.500%, 4/1/2027	53,835	65,093
8.000%, 8/1/2030	75,540	93,807
8.500%, 9/1/2024	62,330	76,320
9.000%, 6/1/2019	65,192	73,735
9.500%, 2/1/2025	39,261	46,435

		64,524,838
Federal National Mortgage Association - 72.4%
3.000%, 7/15/2027 (4)	3,000,000	3,134,532
3.000%, 8/15/2027 (4)	3,000,000	3,128,439
3.016%, 8/1/2041 (3)	1,631,919	1,712,985
3.022%, 3/1/2041 (3)	1,597,721	1,673,062
3.106%, 5/1/2041 (3)	1,487,796	1,553,153

3.222%, 5/1/2041 (3)	1,546,334	1,624,632
3.262%, 7/1/2041 (1) (3)	3,308,656	3,485,398
3.500%, 6/15/2027 (4)	7,000,000	7,388,283
3.500%, 8/15/2042 (4)	12,000,000	12,532,500
4.000%, 11/1/2031 (1)	2,386,279	2,571,290
4.000%, 11/1/2040	1,210,059	1,289,695
4.000%, 1/1/2041	1,826,808	1,947,033
4.000%, 1/1/2041	2,348,877	2,503,462
4.000%, 2/1/2041 (1)	4,316,785	4,600,882
4.000%, 3/1/2041	554,591	594,297
4.000%, 8/1/2041	1,275,646	1,348,237
4.000%, 9/1/2041	1,381,897	1,460,535
4.000%, 7/15/2042 (4)	16,000,000	17,004,992
4.000%, 8/15/2042 (4)	8,000,000	8,487,496
4.500%, 6/1/2039 (1)	3,462,631	3,796,162
4.500%, 7/1/2041	1,029,985	1,087,674
4.500%, 8/1/2041	1,203,148	1,270,537
4.500%, 8/1/2041	1,277,223	1,348,761
4.500%, 8/1/2041	1,498,533	1,582,466
4.500%, 8/1/2041 (1)	4,550,241	4,906,061
4.500%, 6/15/2042 (4)	10,500,000	11,266,175
5.000%, 5/1/2018	824,012	899,525
5.000%, 3/1/2035	1,823,822	1,979,549
5.000%, 7/1/2035	1,780,688	1,930,507
5.000%, 2/1/2036	10,805,342	11,734,709
5.000%, 6/15/2042 (4)	5,000,000	5,416,410
5.500%, 1/1/2023	707,025	777,669
5.500%, 10/1/2024	985,535	1,084,007
5.500%, 2/1/2036	977,033	1,069,311
5.500%, 7/1/2036 (1)	1,892,070	2,077,275
5.500%, 12/1/2036 (1)	4,786,362	5,227,951
5.500%, 1/1/2037	473,322	516,990
5.500%, 8/1/2037 (1)	3,501,286	3,839,633
5.500%, 12/1/2039 (1)	2,774,429	3,026,930
5.500%, 7/1/2042 (4)	3,500,000	3,813,362
6.000%, 9/1/2013	62,875	63,653
6.000%, 10/1/2016	158,649	170,898
6.000%, 9/1/2021	1,121,146	1,232,932
6.000%, 11/1/2038 (1)	2,056,702	2,277,627
6.000%, 5/1/2039 (1)	4,235,461	4,690,421
6.500%, 9/1/2016	101,625	109,393
6.500%, 9/1/2016	260,205	280,096
6.500%, 8/1/2030	1,311,587	1,507,984
6.500%, 12/1/2031	82,253	94,158
6.500%, 11/1/2037	765,384	857,629
7.000%, 3/1/2029	161,783	194,150
7.000%, 7/1/2029	413,835	496,628
7.000%, 2/1/2030	349,340	419,230
7.500%, 10/1/2030	68,557	84,023
8.000%, 10/1/2028	592,464	730,784
8.000%, 4/1/2030	120,336	149,272

		160,051,445
Government National Mortgage Association - 2.7%
5.000%, 4/15/2034	1,019,791	1,131,012
5.500%, 9/15/2033	1,740,813	1,945,359
6.000%, 12/20/2033	2,260,642	2,561,707
7.000%, 6/15/2029	142,756	171,328
7.000%, 8/15/2031	93,782	113,205
9.500%, 10/15/2024	37,981	41,182

		5,963,793

Total U.S. Government Agency-Mortgage Securities (identified cost $225,584,292)		230,540,076

Short-Term Investments - 34.3%

Collateral Pool Investment for Securities on Loan - 30.1%
(See Note 2 of the Schedule of Investments)		66,702,120

Mutual Funds - 4.2%
BMO Government Money Market Fund, Class I, 0.012% (11)	9,257,619	9,257,619

Total Short-Term Investments (identified cost $75,959,739)		75,959,739

Total Investments - 163.3% (identified cost $357,874,939)		361,104,811
Other Assets and Liabilities - (63.3)%		(140,009,755)

Total Net Assets - 100.0%		$221,095,056

TCH Corporate Income Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2012

(Unaudited)

Description	Shares or Principal Amount	Value
Asset-Backed Securities - 8.0%

Automobiles - 8.0%
Capital Auto Receivables Asset Trust, Class A4, (Series 2008-2), 5.420%, 12/15/2014	$587,548	$592,855
CarMax Auto Owner Trust, Class A4, (Series 2009-1), 5.810%, 12/16/2013	1,251,393	1,270,571
Ford Credit Auto Owner Trust, Class A4, (Series 2009-A), 6.070%, 5/15/2014	2,607,243	2,662,885
Ford Credit Auto Owner Trust, Class A4, (Series 2009-B), 4.500%, 7/15/2014	1,500,000	1,532,366
Ford Credit Auto Owner Trust, Class A4, (Series 2009-C), 4.430%, 11/15/2014	865,000	888,352
Ford Credit Auto Owner Trust, Class A4A, (Series 2008-C), 5.160%, 4/15/2013	538,701	540,501
Harley-Davidson Motorcycle Trust, Class A4, (Series 2008-1), 4.900%, 12/15/2013	324,519	326,106
Nissan Auto Receivables Owner Trust, Class A3, (Series 2009-1), 5.000%, 9/15/2014	275,099	276,293
Nissan Auto Receivables Owner Trust, Class A4, (Series 2008-B), 5.050%, 11/17/2014	1,098,089	1,106,848
USAA Auto Owner Trust, Class A4, (Series 2009-1), 4.770%, 9/15/2014	1,251,966	1,264,848

Total Asset-Backed Securities (identified cost $10,525,794)		10,461,625

Corporate Bonds & Notes - 88.1%

Agriculture - 1.9%
Altria Group, Inc., 10.200%, 2/6/2039	300,000	487,355
Bunge, Ltd. Finance Corp., 8.500%, 6/15/2019	250,000	318,590
Lorillard Tobacco Co., 8.125%, 5/1/2040	1,000,000	1,247,295
Reynolds American, Inc., 7.750%, 6/1/2018	350,000	441,718

		2,494,958
Auto Manufacturers - 1.5%
Daimler Finance North America LLC, 1.249%, 4/10/2014 (3) (5) (6)	2,000,000	2,002,176
Banks - 7.0%
Citigroup, Inc., 5.875%, 1/30/2042	1,500,000	1,601,853
Discover Bank, 7.000%, 4/15/2020	1,000,000	1,170,778
Goldman Sachs Group, Inc., 5.750%, 1/24/2022 (1)	1,000,000	1,027,843
Goldman Sachs Group, Inc., 6.750%, 10/1/2037	1,000,000	986,505
Goldman Sachs Group, Inc., 7.500%, 2/15/2019 (1)	300,000	341,189
HSBC Bank USA NA, 4.875%, 8/24/2020	250,000	256,971
JPMorgan Chase & Co., 4.625%, 5/10/2021 (1)	300,000	318,471
Morgan Stanley, 5.500%, 1/26/2020	1,000,000	941,287
Morgan Stanley, 5.500%, 7/28/2021 (1)	1,000,000	937,987
Wells Fargo & Co., 0.666%, 10/28/2015 (3)	1,500,000	1,471,486

		9,054,370
Beverages - 2.4%
PepsiCo, Inc., 0.546%, 5/10/2013 (3)	1,000,000	1,002,096
PepsiCo, Inc., 4.650%, 2/15/2013	2,000,000	2,059,432

		3,061,528
Biotechnology - 1.2%
Amgen, Inc., 5.150%, 11/15/2041	1,500,000	1,552,838
Chemicals - 0.2%
Dow Chemical Co., 8.550%, 5/15/2019	250,000	331,130
Computers - 1.7%
Hewlett-Packard Co., 4.650%, 12/9/2021	250,000	259,640
International Business Machines Corp., 0.504%, 6/15/2012 (1) (3)	2,000,000	2,000,288

		2,259,928
Diversified Financial Services - 7.9%
Blackstone Holdings Finance Co. LLC, 6.625%, 8/15/2019 (5) (6)	350,000	385,424
General Electric Capital Corp., 5.250%, 10/19/2012	1,500,000	1,526,859

General Electric Capital Corp., 5.450%, 1/15/2013 (1)	1,600,000	1,647,627
General Electric Capital Corp., 5.875%, 1/14/2038 (1)	500,000	570,500
Harley-Davidson Funding Corp., 5.750%, 12/15/2014 (5) (6)	750,000	818,190
Jefferies Group, Inc., 8.500%, 7/15/2019 (1)	250,000	266,250
JPMorgan Chase Capital XXVII, 7.000%, 11/1/2039 (1)	1,500,000	1,508,817
Legg Mason, Inc., 5.500%, 5/21/2019 (5) (6)	1,000,000	1,017,135
Merrill Lynch & Co., Inc., 6.875%, 4/25/2018	250,000	275,043
NASDAQ OMX Group, Inc., 5.550%, 1/15/2020 (1)	1,000,000	1,056,755
SLM Corp., 7.250%, 1/25/2022	1,250,000	1,229,730

		10,302,330
Electric - 1.9%
Allegheny Energy Supply Co. LLC, 6.750%, 10/15/2039 (5) (6)	350,000	377,992
CenterPoint Energy Houston Electric LLC, 7.000%, 3/1/2014	250,000	275,371
CMS Energy Corp., 5.050%, 3/15/2022	750,000	780,699
Dubai Electricity & Water Authority, 8.500%, 4/22/2015 (5) (6)	1,000,000	1,100,000

		2,534,062
Environmental Control - 0.2%
Waste Management, Inc., 7.375%, 3/11/2019	250,000	318,186
Food - 6.6%
Corn Products International, Inc., 6.625%, 4/15/2037	750,000	919,578
Kellogg Co., 5.125%, 12/3/2012	2,000,000	2,046,218
Kraft Foods Group, Inc., 5.000%, 6/4/2042 (5) (6)	1,000,000	1,042,709
Kraft Foods, Inc., 6.000%, 2/11/2013	2,000,000	2,069,004
Kroger Co., 6.200%, 6/15/2012	1,500,000	1,502,239
Ralcorp Holdings, Inc., 6.625%, 8/15/2039	1,000,000	1,049,704

		8,629,452
Forest Products & Paper - 1.1%
International Paper Co., 6.000%, 11/15/2041	1,000,000	1,104,247
International Paper Co., 8.700%, 6/15/2038	250,000	351,889

		1,456,136
Healthcare-Products - 0.3%
Hospira, Inc., 6.400%, 5/15/2015	300,000	335,037
Healthcare-Services - 2.4%
DaVita, Inc., 6.375%, 11/1/2018 (1)	500,000	507,500
DaVita, Inc., 6.625%, 11/1/2020	750,000	763,125
Humana, Inc., 8.150%, 6/15/2038	850,000	1,152,097
Quest Diagnostics, Inc., 1.324%, 3/24/2014 (3)	500,000	503,172
Quest Diagnostics, Inc., 6.400%, 7/1/2017 (1)	150,000	178,529

		3,104,423
Home Furnishings - 0.3%
Whirlpool Corp., 8.600%, 5/1/2014	300,000	335,982
Insurance - 6.5%
Aflac, Inc., 6.450%, 8/15/2040	500,000	585,912
Aflac, Inc., 6.900%, 12/17/2039 (1)	295,000	364,348
Aflac, Inc., 8.500%, 5/15/2019 (1)	300,000	397,308
American Financial Group, Inc., 9.875%, 6/15/2019	250,000	307,705
Berkshire Hathaway, Inc., 1.167%, 8/15/2014 (3)	1,500,000	1,517,613
Berkshire Hathaway, Inc., 3.200%, 2/11/2015 (1)	100,000	106,259
Lincoln National Corp., 4.850%, 6/24/2021	1,000,000	1,048,124
Lincoln National Corp., 6.300%, 10/9/2037	250,000	275,615
Lincoln National Corp., 7.000%, 6/15/2040	500,000	599,048
Marsh & McLennan Cos., Inc., 9.250%, 4/15/2019	300,000	401,024
MetLife, Inc., 1.716%, 8/6/2013 (3)	1,250,000	1,262,372
Prudential Financial, Inc., 5.625%, 5/12/2041	500,000	520,706
Prudential Financial, Inc., 5.800%, 11/16/2041 (1)	1,000,000	1,067,547

		8,453,581
Internet - 0.8%
Expedia, Inc., 5.950%, 8/15/2020	1,000,000	1,061,421
Investment Companies - 1.6%
IPIC GMTN, Ltd., 5.000%, 11/15/2020 (5) (6)	1,000,000	1,056,250

IPIC GMTN, Ltd., 6.875%, 11/1/2041 (5) (6)	1,000,000	1,085,000

		2,141,250
Iron/Steel - 1.1%
ArcelorMittal, 5.500%, 3/1/2021 (1)	500,000	476,947
ArcelorMittal, 7.000%, 10/15/2039	1,000,000	965,473

		1,442,420
Lodging - 1.6%
Hyatt Hotels Corp., 5.375%, 8/15/2021	1,000,000	1,111,661
Wyndham Worldwide Corp., 7.375%, 3/1/2020	750,000	913,355

		2,025,016
Machinery-Construction & Mining - 0.4%
Caterpillar, Inc., 0.567%, 11/21/2012 (3)	500,000	500,289
Media - 4.1%
CBS Corp., 8.875%, 5/15/2019 (1)	250,000	334,298
COX Communications, Inc., 7.125%, 10/1/2012	1,000,000	1,020,418
NBCUniversal Media LLC, 6.400%, 4/30/2040 (5) (6)	500,000	615,851
News America, Inc., 9.250%, 2/1/2013	1,250,000	1,314,185
Time Warner Entertainment Co. LP, 8.875%, 10/1/2012	1,750,000	1,793,554
Viacom, Inc., 6.125%, 10/5/2017	250,000	299,186

		5,377,492
Mining - 1.2%
Alcoa, Inc., 6.150%, 8/15/2020 (1)	1,000,000	1,080,994
Rio Tinto Finance USA, Ltd., 8.950%, 5/1/2014 (1)	300,000	343,783
Rio Tinto Finance USA, Ltd., 9.000%, 5/1/2019	100,000	137,581

		1,562,358
Office/Business Equipment - 0.4%
Xerox Corp., 1.874%, 9/13/2013 (3)	500,000	503,718
Oil & Gas - 10.0%
Chesapeake Energy Corp., 6.125%, 2/15/2021 (1)	500,000	472,500
Chesapeake Energy Corp., 6.775%, 3/15/2019 (1)	500,000	476,875
CNOOC Finance 2012, Ltd., 5.000%, 5/2/2042 (1) (5) (6)	1,000,000	1,057,530
Dolphin Energy, Ltd., 5.500%, 12/15/2021 (5) (6)	1,500,000	1,630,500
Hess Corp., 8.125%, 2/15/2019 (1)	300,000	390,378
Nabors Industries, Inc., 4.625%, 9/15/2021 (1)	1,000,000	1,043,653
Nabors Industries, Inc., 9.250%, 1/15/2019	250,000	330,093
Phillips 66, 4.300%, 4/1/2022 (5) (6)	1,000,000	1,043,516
Pride International, Inc., 6.875%, 8/15/2020	1,000,000	1,230,154
Rowan Cos., Inc., 4.875%, 6/1/2022	500,000	507,365
Rowan Cos., Inc., 5.000%, 9/1/2017	1,000,000	1,081,375
Talisman Energy, Inc., 5.500%, 5/15/2042 (1)	1,000,000	1,029,527
Transocean, Inc., 7.350%, 12/15/2041	750,000	929,309
Transocean, Inc., 7.500%, 4/15/2031	250,000	300,201
Valero Energy Corp., 6.625%, 6/15/2037	1,000,000	1,115,037
Valero Energy Corp., 9.375%, 3/15/2019	250,000	331,247

		12,969,260
Oil & Gas Services - 0.4%
Weatherford International, Ltd., 9.625%, 3/1/2019	250,000	329,977
Weatherford International, Ltd., 9.875%, 3/1/2039	100,000	142,985

		472,962
Packaging & Containers - 1.8%
Ball Corp., 7.125%, 9/1/2016	350,000	381,500
Bemis Co., Inc., 6.800%, 8/1/2019	500,000	605,553
Sonoco Products Co., 5.750%, 11/1/2040	1,250,000	1,419,906

		2,406,959
Pharmaceuticals - 0.8%
Endo Health Solutions, Inc., 7.000%, 12/15/2020	500,000	522,500
Endo Health Solutions, Inc., 7.250%, 1/15/2022 (1)	500,000	525,000

		1,047,500

Pipelines - 3.8%
El Paso Pipeline Partners Operating Co. LLC, 7.500%, 11/15/2040	750,000	953,125
Energy Transfer Partners LP, 4.650%, 6/1/2021	1,000,000	1,026,988
Energy Transfer Partners LP, 6.500%, 2/1/2042	1,500,000	1,597,761
Energy Transfer Partners LP, 9.000%, 4/15/2019	250,000	316,008
Kinder Morgan Energy Partners LP, 9.000%, 2/1/2019 (1)	150,000	195,425
Rockies Express Pipeline LLC, 6.875%, 4/15/2040 (5) (6)	1,000,000	830,000

		4,919,307
Real Estate Investment Trusts - 2.5%
American Tower Corp., 4.700%, 3/15/2022 (1)	1,000,000	1,040,100
HCP, Inc., 5.375%, 2/1/2021	1,000,000	1,118,719
Health Care REIT, Inc., 4.125%, 4/1/2019	500,000	509,286
Health Care REIT, Inc., 6.500%, 3/15/2041	500,000	553,004

		3,221,109
Retail - 3.8%
JC Penney Corp., Inc., 6.375%, 10/15/2036	350,000	272,125
JC Penney Corp., Inc., 7.400%, 4/1/2037	800,000	672,000
Kohl’s Corp., 6.875%, 12/15/2037	150,000	196,268
Limited Brands, Inc., 7.600%, 7/15/2037	1,250,000	1,250,000
Lowe’s Cos., Inc., 5.600%, 9/15/2012	1,125,000	1,139,772
O’Reilly Automotive, Inc., 4.625%, 9/15/2021	750,000	818,765
Staples, Inc., 9.750%, 1/15/2014	250,000	281,666
TJX Cos., Inc., 6.950%, 4/15/2019	250,000	321,462

		4,952,058
Semiconductors - 0.9%
Kla-Tencor Corp., 6.900%, 5/1/2018	100,000	120,449
Texas Instruments, Inc., 0.647%, 5/15/2013 (3)	1,000,000	1,002,948

		1,123,397
Sovereign - 0.4%
Slovakia Government International Bond, 4.375%, 5/21/2022 (5) (6)	500,000	480,000
Telecommunications - 7.2%
BellSouth Corp., 6.000%, 11/15/2034	500,000	560,298
CenturyLink, Inc., 7.600%, 9/15/2039 (1)	1,500,000	1,431,639
Frontier Communications Corp., 8.125%, 10/1/2018 (1)	750,000	766,875
Frontier Communications Corp., 9.000%, 8/15/2031	500,000	460,000
Juniper Networks, Inc., 4.600%, 3/15/2021	1,000,000	1,083,648
Telecom Italia Capital SA, 7.721%, 6/4/2038 (1)	1,000,000	885,000
Telefonica Emisiones SAU, 7.045%, 6/20/2036	500,000	444,887
Telefonica Europe BV, 8.250%, 9/15/2030 (1)	1,250,000	1,225,305
Vivendi SA, 4.750%, 4/12/2022 (5) (6)	1,250,000	1,224,476
Windstream Corp., 7.000%, 3/15/2019	500,000	492,500
Windstream Corp., 7.500%, 6/1/2022	750,000	729,375

		9,304,003
Toys/Games/Hobbies - 1.1%
Mattel, Inc., 5.450%, 11/1/2041	500,000	563,908
Mattel, Inc., 6.200%, 10/1/2040	750,000	892,948

		1,456,856
Transportation - 0.3%
FedEx Corp., 8.000%, 1/15/2019	250,000	332,670
Trucking & Leasing - 0.8%
Penske Truck Leasing / PTL, 3.750%, 5/11/2017 (5) (6)	1,000,000	1,011,445

Total Corporate Bonds & Notes (identified cost $108,140,808)		114,537,607

Municipals - 0.5%

California - 0.5%
Metropolitan Water District of Southern California, 6.947%, 7/1/2040, Call 7/1/2020	500,000	611,990

Total Municipals (identified cost $500,000)		611,990

Short-Term Investments - 17.0%

Collateral Pool Investment for Securities on Loan - 13.2%
(See Note 2 of the Schedule of Investments)		17,133,136

Commercial Paper - 1.6%
Wal-Mart Stores, Inc., 0.080%, 6/11/2012 (9)	2,000,000	1,999,956

Mutual Funds - 2.2%
BMO Prime Money Market Fund, Class I, 0.229% (11)	2,904,827	2,904,827

Total Short-Term Investments (identified cost $22,037,919)		22,037,919

Total Investments - 113.6% (identified cost $141,204,521)		147,649,141
Other Assets and Liabilities - (13.6)%		(17,697,414)

Total Net Assets - 100.0%		$129,951,727

Aggregate Bond Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2012

(Unaudited)

Description	Shares or Principal Amount	Value
Asset-Backed Securities - 0.7%

Automobiles - 0.7%
AmeriCredit Automobile Receivables Trust, Class A2, (Series 2012-1), 0.910%, 10/8/2015	$3,000,000	$3,006,024
CarNow Auto Receivables Trust, Class A, (Series 2012-1A), 2.090%, 1/15/2015 (5) (6)	610,000	609,957
SMART Trust/Australia, Class A2B, (Series 2011-1USA), 0.989%, 4/14/2013 (3) (5) (6)	463,314	463,321

Total Asset-Backed Securities (identified cost $4,073,623)		4,079,302

Collateralized Mortgage Obligations - 3.1%

Federal Home Loan Mortgage Corporation - 1.0%
0.539%, 1/15/2036, (Series 3102) (3)	1,044,794	1,047,767
0.639%, 10/15/2027, (Series 3780) (3)	1,916,290	1,918,808
0.989%, 7/15/2032, (Series 3652) (3)	2,116,963	2,127,937

		5,094,512
Federal National Mortgage Association - 0.6%
0.489%, 7/25/2035, (Series 2005-66) (3)	3,462,205	3,459,034
Private Sponsor - 1.5%
American Home Mortgage Investment Trust, Class 4A1, (Series 2005-2), 2.236%, 9/25/2045 (3)	764,179	603,102
Chase Mortgage Finance Corp., Class 7A1, (Series 2007-A2), 5.578%, 7/25/2037 (3)	1,137,084	1,019,766
Holmes Master Issuer PLC, Class A2, (Series 2010-1A), 1.867%, 10/15/2054 (3) (5) (6)	3,000,000	3,017,373
Lehman Mortgage Trust, Class 5A1, (Series 2006-2), 5.500%, 4/25/2036	1,281,317	1,272,213
Morgan Stanley Mortgage Loan Trust, Class 2A2, (Series 2004-10AR), 2.801%, 11/25/2034 (3)	2,168,940	2,021,892
Wells Fargo Mortgage Backed Securities Trust, Class 2A4, (Series 2006-AR8), 2.676%, 4/25/2036 (3)	370,510	299,283

		8,233,629

Total Collateralized Mortgage Obligations (identified cost $16,739,764)		16,787,175

Commercial Mortgage Securities - 3.4%

Private Sponsor - 3.4%
Bear Stearns Commercial Mortgage Securities, Class AAB, (Series 2007-T28), 5.746%, 9/11/2042	2,025,000	2,190,935
CW Capital Cobalt, Ltd., Class A3, (Series 2007-C2), 5.484%, 4/15/2047 (3)	2,950,000	3,224,176
JP Morgan Chase Commercial Mortgage Securities Corp., Class A3, (Series 2007-CB20), 5.819%, 2/12/2051	3,500,000	3,695,955
LB-UBS Commercial Mortgage Trust, Class A4, (Series 2006-C1), 5.156%, 2/15/2031	3,000,000	3,338,070
LB-UBS Commercial Mortgage Trust, Class AAB, (Series 2007-C1), 5.403%, 2/15/2040	1,223,215	1,287,108
Morgan Stanley Capital I, Class A4, (Series 2007-IQ15), 5.880%, 6/11/2049 (3)	4,000,000	4,511,808

Total Commercial Mortgage Securities (identified cost $18,291,846)		18,248,052

Corporate Bonds & Notes - 46.5%

Advertising - 0.4%
WPP Finance UK, 8.000%, 9/15/2014	2,000,000	2,272,008
Aerospace/Defense - 0.7%
Raytheon Co., 1.400%, 12/15/2014 (1)	4,000,000	4,067,908
Auto Manufacturers - 1.5%
Daimler Finance North America LLC, 1.875%, 9/15/2014 (5) (6)	3,700,000	3,724,209
Volkswagen International Finance NV, 2.875%, 4/1/2016 (5) (6)	4,000,000	4,178,460

		7,902,669

Banks - 10.7%
Abbey National Treasury Services PLC/London, 3.875%, 11/10/2014 (5) (6)	1,500,000	1,495,973
ANZ National Int’l, Ltd./London, 2.375%, 12/21/2012 (5) (6)	3,000,000	3,029,145
ANZ National Int’l, Ltd./New Zealand, 1.474%, 12/20/2013 (1) (3) (5) (6)	3,000,000	2,989,311
Banco Santander Chile, 2.875%, 11/13/2012 (5) (6)	2,000,000	2,005,904
Bank of America Corp., 1.886%, 1/30/2014 (3)	2,500,000	2,461,813
Bank of America Corp., 3.750%, 7/12/2016	3,500,000	3,463,824
Bank of New York Mellon Corp., 5.125%, 8/27/2013	2,000,000	2,109,228
BB&T Corp., 3.850%, 7/27/2012	3,000,000	3,013,698
BNP Paribas, 1.369%, 1/10/2014 (3)	2,000,000	1,945,346
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Utrect, 3.875%, 2/8/2022	4,000,000	3,996,628
Credit Suisse/New York, 3.450%, 7/2/2012	3,000,000	3,006,822
HSBC Bank PLC, 1.625%, 7/7/2014 (5) (6)	3,500,000	3,503,542
Morgan Stanley, 4.750%, 3/22/2017	3,000,000	2,888,286
National Australia Bank/New York, 2.750%, 3/9/2017	4,500,000	4,520,907
Nordea Bank AB, 1.367%, 1/14/2014 (3) (5) (6)	1,400,000	1,400,641
Nordea Bank AB, 3.125%, 3/20/2017 (1) (5) (6)	4,000,000	4,031,292
Rabobank Nederland NV, 3.200%, 3/11/2015 (5) (6)	300,000	309,833
Royal Bank of Canada, 1.450%, 10/30/2014	4,500,000	4,552,132
Wells Fargo & Co., 2.625%, 12/15/2016 (1)	4,300,000	4,388,589
Westpac Banking Corp., 1.205%, 12/9/2013 (3)	3,000,000	3,022,926

		58,135,840
Biotechnology - 1.2%
Gilead Sciences, Inc., 5.650%, 12/1/2041	3,000,000	3,489,801
Life Technologies Corp., 3.375%, 3/1/2013	3,000,000	3,042,222

		6,532,023
Building Materials - 0.9%
CRH America, Inc., 5.750%, 1/15/2021	4,500,000	4,862,633
Chemicals - 1.4%
Eastman Chemical Co., 2.400%, 6/1/2017	3,000,000	3,016,185
Ecolab, Inc., 4.350%, 12/8/2021 (1)	4,000,000	4,379,692

		7,395,877
Computers - 0.8%
Hewlett-Packard Co., 2.600%, 9/15/2017 (1)	4,500,000	4,446,212
Diversified Financial Services - 4.4%
Caterpillar Financial Services Corp., 2.050%, 8/1/2016 (1)	3,500,000	3,607,985
FUEL Trust, 3.984%, 6/15/2016 (5) (6)	3,000,000	3,118,599
General Electric Capital Corp., 2.300%, 4/27/2017 (1)	3,500,000	3,491,110
Hyundai Capital Services, Inc., 3.500%, 9/13/2017 (5) (6)	2,000,000	2,026,886
Invesco, Ltd., 5.375%, 12/15/2014	1,958,000	2,122,055
MassMutual Global Funding II, 0.847%, 1/14/2014 (3) (5) (6)	3,000,000	3,001,311
Toyota Motor Credit Corp., 1.250%, 11/17/2014 (1)	4,500,000	4,539,060
Woodside Finance, Ltd., 4.600%, 5/10/2021 (5) (6)	2,000,000	2,161,858

		24,068,864
Electric - 2.2%
Alliant Energy Corp., 4.000%, 10/15/2014	2,200,000	2,314,437
Appalachian Power Co., 3.400%, 5/24/2015	2,000,000	2,102,440
Carolina Power & Light Co., 2.800%, 5/15/2022	2,000,000	2,044,546
Entergy Corp., 3.625%, 9/15/2015	3,500,000	3,581,333
Tampa Electric Co., 4.100%, 6/15/2042	2,000,000	1,994,480

		12,037,236
Electronics - 0.7%
Koninklijke Philips Electronics, 3.750%, 3/15/2022	3,500,000	3,655,890
Engineering & Construction - 0.6%
ABB Finance USA, Inc., 2.875%, 5/8/2022	2,000,000	1,999,974
ABB Finance USA, Inc., 4.375%, 5/8/2042	1,250,000	1,295,288

		3,295,262
Food - 0.7%
Kellogg Co., 1.750%, 5/17/2017	2,000,000	1,998,578

Kraft Foods Group, Inc., 2.250%, 6/5/2017 (5) (6)	2,000,000	2,041,404

		4,039,982
Healthcare-Products - 1.7%
Boston Scientific Corp., 6.000%, 1/15/2020	2,000,000	2,376,300
CareFusion Corp., 5.125%, 8/1/2014	3,000,000	3,227,700
DENTSPLY International, Inc., 2.750%, 8/15/2016 (1)	3,500,000	3,608,619

		9,212,619
Healthcare-Services - 0.9%
Aetna, Inc., 4.500%, 5/15/2042 (1)	2,000,000	2,002,518
WellPoint, Inc., 4.625%, 5/15/2042	3,000,000	3,035,472

		5,037,990
Insurance - 2.9%
Berkshire Hathaway, Inc., 1.900%, 1/31/2017	2,500,000	2,545,325
Berkshire Hathaway, Inc., 3.200%, 2/11/2015	1,500,000	1,593,886
Genworth Life Institutional Funding Trust, 5.875%, 5/3/2013 (5) (6)	1,000,000	1,018,343
Liberty Mutual Group, Inc., 6.500%, 5/1/2042 (5) (6)	2,000,000	2,041,998
Ohio National Financial Services, Inc., 6.625%, 5/1/2031 (5) (6)	3,000,000	3,302,922
Prudential Covered Trust, 2.997%, 9/30/2015 (5) (6)	2,000,000	2,032,968
Reinsurance Group of America, Inc., 5.000%, 6/1/2021	3,000,000	3,154,044

		15,689,486
Iron/Steel - 0.4%
ArcelorMittal, 5.375%, 6/1/2013	2,000,000	2,059,208
Media - 2.0%
NBCUniversal Media LLC, 5.150%, 4/30/2020 (1)	3,000,000	3,483,933
News America, Inc., 4.500%, 2/15/2021 (1)	4,000,000	4,336,456
Time Warner, Inc., 4.750%, 3/29/2021 (1)	2,500,000	2,808,810

		10,629,199
Mining - 1.5%
BHP Billiton Finance USA, Ltd., 1.000%, 2/24/2015	4,000,000	4,011,140
Newmont Mining Corp., 4.875%, 3/15/2042 (1)	4,500,000	4,330,723

		8,341,863
Office/Business Equipment - 0.7%
Xerox Corp., 1.874%, 9/13/2013 (3)	4,000,000	4,029,740
Oil & Gas - 2.7%
Encana Corp., 3.900%, 11/15/2021 (1)	3,000,000	2,996,421
Reliance Holdings USA, Inc., 6.250%, 10/19/2040 (5) (6)	1,500,000	1,369,287
Statoil ASA, 1.800%, 11/23/2016	4,000,000	4,094,400
Total Capital Canada, Ltd., 1.625%, 1/28/2014 (1)	3,000,000	3,048,285
Total Capital International SA, 1.500%, 2/17/2017 (1)	3,000,000	3,014,262

		14,522,655
Packaging & Containers - 0.2%
Bemis Co., Inc., 4.500%, 10/15/2021	1,250,000	1,356,444
Pharmaceuticals - 1.6%
Aristotle Holding, Inc., 2.650%, 2/15/2017 (5) (6)	5,000,000	5,096,375
GlaxoSmithKline Capital PLC, 2.850%, 5/8/2022	3,500,000	3,546,928

		8,643,303
Pipelines - 0.4%
Kinder Morgan Energy Partners LP, 3.500%, 3/1/2016	2,000,000	2,115,298
Real Estate - 0.6%
WEA Finance LLC, 4.625%, 5/10/2021 (5) (6)	3,000,000	3,173,061
Real Estate Investment Trusts - 0.8%
HCP, Inc., 5.375%, 2/1/2021	2,000,000	2,237,438
Ventas Realty LP / Ventas Capital Corp., 4.250%, 3/1/2022	2,000,000	2,014,690

		4,252,128
Semiconductors - 0.4%
Samsung Electronics America, Inc., 1.750%, 4/10/2017 (1) (5) (6)	2,000,000	1,988,316

Telecommunications - 3.5%
AT&T, Inc., 5.100%, 9/15/2014	3,500,000	3,827,225
Cellco Partnership / Verizon Wireless, 5.550%, 2/1/2014	5,200,000	5,585,564
Deutsche Telekom International Finance BV, 3.125%, 4/11/2016 (5) (6)	3,500,000	3,619,480
Telefonaktiebolaget LM Ericsson, 4.125%, 5/15/2022	3,500,000	3,539,795
Telefonica Emisiones SAU, 5.462%, 2/16/2021	2,500,000	2,236,595

		18,808,659

Total Corporate Bonds & Notes (identified cost $245,740,055)		252,572,373

Municipals - 1.0%

Georgia - 0.6%
Municipal Electric Authority of Georgia, 6.655%, 4/1/2057	3,015,000	3,473,763
Illinois - 0.4%
State of Illinois, 5.877%, 3/1/2019	2,000,000	2,235,960

Total Municipals (identified cost $4,973,639)		5,709,723

U.S. Government & U.S. Government Agency Obligations - 17.4%

U.S. Treasury Bonds & Notes - 17.4%
0.875%, 1/31/2017 (1)	7,000,000	7,081,487
1.125%, 6/15/2013 (1)	15,000,000	15,143,565
1.250%, 1/31/2019 (1)	20,000,000	20,378,120
1.250%, 4/30/2019 (1)	10,000,000	10,163,280
1.500%, 12/31/2013 (1)	10,000,000	10,196,100
1.750%, 5/15/2022 (1)	10,000,000	10,157,810
2.000%, 2/15/2022 (1)	10,000,000	10,405,470
3.125%, 2/15/2042 (1)	10,000,000	10,935,940

Total U.S. Government & U.S. Government Agency Obligations (identified cost $91,370,038)		94,461,772

U.S. Government Agency-Mortgage Securities - 30.0%

Federal Home Loan Mortgage Corporation - 8.5%
4.000%, 4/1/2026	2,058,514	2,175,713
4.000%, 9/1/2026	1,245,685	1,316,607
4.000%, 10/1/2031 (1)	2,363,939	2,547,540
4.000%, 12/1/2040	626,957	673,495
4.500%, 11/1/2022	2,142,356	2,297,132
4.500%, 9/1/2031	1,045,011	1,116,954
4.500%, 8/1/2035 (1)	2,350,043	2,513,298
4.500%, 9/1/2035 (1)	2,111,017	2,257,668
4.500%, 12/1/2037	909,352	973,093
4.500%, 3/1/2039	765,413	829,708
4.500%, 5/1/2039 (1)	2,519,798	2,753,117
4.500%, 2/1/2040	652,937	698,499
4.500%, 2/1/2040 (1)	1,842,447	1,971,015
4.500%, 11/1/2040	1,384,928	1,503,643
4.500%, 2/1/2041 (1)	3,025,576	3,270,155
5.000%, 12/1/2022	348,832	374,967
5.000%, 5/1/2035 (1)	4,339,163	4,685,346
5.000%, 2/1/2038 (1)	1,697,407	1,832,827
5.000%, 3/1/2038	2,478,623	2,672,885
5.000%, 3/1/2038	910,600	980,972
5.000%, 1/1/2040	626,286	688,288
5.500%, 8/1/2038	1,561,787	1,702,672
6.000%, 6/1/2037	1,346,262	1,482,009
6.000%, 11/1/2037	674,153	742,973
6.000%, 1/1/2038	1,453,647	1,600,222
6.000%, 2/1/2038	2,466,097	2,717,844

		46,378,642
Federal National Mortgage Association - 21.5%
3.000%, 7/15/2027 (4)	2,000,000	2,089,688

3.000%, 8/15/2027 (4)	4,000,000	4,171,252
3.016%, 8/1/2041 (3)	1,019,950	1,070,616
3.022%, 3/1/2041 (3)	998,576	1,045,664
3.106%, 5/1/2041 (3)	929,873	970,721
3.222%, 5/1/2041 (3)	966,459	1,015,395
3.262%, 7/1/2041 (1) (3)	2,067,910	2,178,374
3.500%, 6/15/2027 (4)	5,000,000	5,277,345
3.500%, 8/15/2040 (4)	9,000,000	9,399,375
4.000%, 11/1/2031 (1)	1,431,767	1,542,774
4.000%, 8/15/2040 (4)	5,000,000	5,304,685
4.000%, 11/1/2040	950,761	1,013,332
4.000%, 1/1/2041	1,409,326	1,502,077
4.000%, 2/1/2041 (1)	6,734,185	7,177,375
4.000%, 3/1/2041	383,364	410,810
4.000%, 7/15/2041 (4)	15,000,000	15,942,180
4.000%, 8/1/2041	785,013	829,685
4.000%, 9/1/2041	850,398	898,791
4.500%, 6/1/2039 (1)	3,077,894	3,374,366
4.500%, 9/1/2039	2,635,478	2,829,212
4.500%, 6/15/2041 (4)	7,000,000	7,510,783
4.500%, 7/1/2041	633,837	669,338
4.500%, 8/1/2041 (1)	1,820,096	1,962,424
4.500%, 8/1/2041	740,399	781,869
4.500%, 8/1/2041	785,984	830,007
4.500%, 8/1/2041	922,174	973,825
5.000%, 7/1/2022	1,842,755	1,991,470
5.000%, 3/1/2035	1,367,867	1,484,662
5.000%, 10/1/2035 (1)	3,647,017	3,953,859
5.000%, 2/1/2036 (1)	4,322,137	4,693,884
5.000%, 6/15/2041 (4)	5,000,000	5,416,410
5.500%, 7/1/2036 (1)	1,363,104	1,496,532
5.500%, 5/1/2037 (1)	4,303,025	4,694,643
5.500%, 8/1/2037 (1)	2,677,454	2,936,190
5.500%, 7/1/2039 (4)	3,500,000	3,813,362
5.500%, 12/1/2039 (1)	2,080,822	2,270,197
6.000%, 11/1/2038 (1)	1,281,224	1,418,849
6.000%, 5/1/2039 (1)	1,352,700	1,498,003
6.500%, 11/1/2037	382,692	428,814

		116,868,838

Total U.S. Government Agency-Mortgage Securities (identified cost $160,447,746)		163,247,480

Short-Term Investments - 45.0%

Collateral Pool Investment for Securities on Loan - 40.2%
(See Note 2 of the Schedule of Investments)		218,932,341

Mutual Funds - 4.8%
BMO Prime Money Market Fund, Class I, 0.229% (11)	25,868,203	25,868,203

Total Short-Term Investments (identified cost $244,800,544)		244,800,544

Total Investments - 147.1% (identified cost $786,437,255)		799,906,421
Other Assets and Liabilities - (47.1)%		(256,292,064)

Total Net Assets - 100.0%		$543,614,357

TCH Core Plus Bond Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2012

(Unaudited)

Description	Shares or Principal Amount	Value
Asset-Backed Securities - 10.6%

Automobiles - 10.6%
Capital Auto Receivables Asset Trust, Class A4, (Series 2008-2), 5.420%, 12/15/2014	$587,548	$592,855
CarMax Auto Owner Trust, Class A4, (Series 2009-1), 5.810%, 12/16/2013	2,033,514	2,064,678
Ford Credit Auto Owner Trust, Class A4, (Series 2009-A), 6.070%, 5/15/2014	5,214,487	5,325,769
Ford Credit Auto Owner Trust, Class A4, (Series 2009-B), 4.500%, 7/15/2014	605,000	618,054
Ford Credit Auto Owner Trust, Class A4A, (Series 2008-B), 4.950%, 3/15/2013	19,337	19,369
Ford Credit Auto Owner Trust, Class A4A, (Series 2008-C), 5.160%, 4/15/2013	430,961	432,401
Harley-Davidson Motorcycle Trust, Class A4, (Series 2008-1), 4.900%, 12/15/2013	162,259	163,053
Hyundai Auto Receivables Trust, Class A4, (Series 2008-A), 5.480%, 11/17/2014	997,700	1,003,435
Nissan Auto Receivables Owner Trust, Class A3, (Series 2009-1), 5.000%, 9/15/2014	267,664	268,826
Nissan Auto Receivables Owner Trust, Class A4, (Series 2008-B), 5.050%, 11/17/2014	1,102,864	1,111,660
Nissan Auto Receivables Owner Trust, Class A4, (Series 2009-A), 4.740%, 8/17/2015	1,017,964	1,030,730
USAA Auto Owner Trust, Class A4, (Series 2009-1), 4.770%, 9/15/2014	1,877,948	1,897,273
Volkswagen Auto Loan Enhanced Trust, Class A4A, (Series 2008-2), 6.240%, 7/20/2015	1,461,248	1,485,669

Total Asset-Backed Securities (identified cost $16,121,795)		16,013,772

Commercial Mortgage Securities - 1.0%

Private Sponsor - 1.0%
Bear Stearns Commercial Mortgage Securities, Class A4, (Series 2007-T28), 5.742%, 9/11/2042 (3)	500,000	582,936
JP Morgan Chase Commercial Mortgage Securities Corp., Class A2, (Series 2005-CB13), 5.247%, 1/12/2043	843,306	844,316

Total Commercial Mortgage Securities (identified cost $1,129,940)		1,427,252

Corporate Bonds & Notes - 64.4%

Agriculture - 2.1%
Altria Group, Inc., 10.200%, 2/6/2039	250,000	406,129
Bunge, Ltd. Finance Corp., 8.500%, 6/15/2019	500,000	637,181
Lorillard Tobacco Co., 8.125%, 5/1/2040	1,000,000	1,247,295
Reynolds American, Inc., 7.750%, 6/1/2018	650,000	820,333

		3,110,938
Auto Manufacturers - 1.3%
Daimler Finance North America LLC, 1.249%, 4/10/2014 (3) (5) (6)	2,000,000	2,002,176
Banks - 9.9%
Banco Bradesco SA/Cayman Islands, 5.750%, 3/1/2022 (5) (6)	1,000,000	985,000
BanColombia SA, 5.950%, 6/3/2021 (5) (6)	750,000	780,000
Citigroup, Inc., 5.875%, 1/30/2042 (1)	2,000,000	2,135,804
Discover Bank, 7.000%, 4/15/2020	1,000,000	1,170,778
Export-Import Bank of Korea, 4.375%, 9/15/2021	500,000	521,604
Export-Import Bank of Korea, 5.000%, 4/11/2022	1,000,000	1,091,645
Goldman Sachs Group, Inc., 5.750%, 1/24/2022 (1)	1,500,000	1,541,764
Goldman Sachs Group, Inc., 6.750%, 10/1/2037	750,000	739,879
Goldman Sachs Group, Inc., 7.500%, 2/15/2019 (1)	700,000	796,107
Korea Finance Corp., 4.625%, 11/16/2021 (1)	1,000,000	1,063,435
Morgan Stanley, 5.500%, 7/28/2021 (1)	1,500,000	1,406,981
National Agricultural Cooperative Federation, 4.250%, 1/28/2016 (5) (6)	500,000	521,819
Royal Bank of Canada, 1.166%, 10/30/2014 (3)	750,000	757,458
Wells Fargo & Co., 0.666%, 10/28/2015 (3)	1,500,000	1,471,486

		14,983,760

Beverages - 1.3%
Anheuser-Busch InBev Worldwide, Inc., 1.016%, 1/27/2014 (3)	1,000,000	1,008,313
PepsiCo, Inc., 4.650%, 2/15/2013	1,000,000	1,029,716

		2,038,029
Biotechnology - 0.7%
Amgen, Inc., 5.150%, 11/15/2041	1,000,000	1,035,225
Chemicals - 0.5%
Dow Chemical Co., 9.400%, 5/15/2039	500,000	795,133
Commercial Services - 0.3%
Korea Expressway Corp., 4.500%, 3/23/2015 (1) (5) (6)	500,000	526,441
Computers - 0.7%
Hewlett-Packard Co., 0.867%, 5/30/2014 (3)	750,000	743,102
Hewlett-Packard Co., 4.650%, 12/9/2021	250,000	259,640

		1,002,742
Diversified Financial Services - 6.4%
Blackstone Holdings Finance Co. LLC, 6.625%, 8/15/2019 (5) (6)	400,000	440,485
General Electric Capital Corp., 1.166%, 4/24/2014 (3)	2,500,000	2,504,675
Harley-Davidson Funding Corp., 5.750%, 12/15/2014 (5) (6)	600,000	654,551
Jefferies Group, Inc., 8.500%, 7/15/2019 (1)	250,000	266,250
JPMorgan Chase Capital XXVII, 7.000%, 11/1/2039 (1)	2,000,000	2,011,756
Legg Mason, Inc., 5.500%, 5/21/2019 (5) (6)	1,000,000	1,017,135
Merrill Lynch & Co., Inc., 6.875%, 4/25/2018	250,000	275,043
NASDAQ OMX Group, Inc., 5.550%, 1/15/2020	1,000,000	1,056,755
SLM Corp., 7.250%, 1/25/2022 (1)	1,500,000	1,475,676

		9,702,326
Electric - 1.8%
Allegheny Energy Supply Co. LLC, 6.750%, 10/15/2039 (5) (6)	250,000	269,994
CenterPoint Energy Houston Electric LLC, 7.000%, 3/1/2014	250,000	275,371
CMS Energy Corp., 5.050%, 3/15/2022	1,000,000	1,040,932
Dubai Electricity & Water Authority, 8.500%, 4/22/2015 (5) (6)	1,000,000	1,100,000

		2,686,297
Environmental Control - 0.2%
Waste Management, Inc., 7.375%, 3/11/2019	250,000	318,186
Food - 3.8%
Corn Products International, Inc., 6.625%, 4/15/2037	500,000	613,052
Kellogg Co., 5.125%, 12/3/2012	1,000,000	1,023,109
Kraft Foods Group, Inc., 5.000%, 6/4/2042 (5) (6)	500,000	521,354
Kraft Foods, Inc., 6.000%, 2/11/2013	2,000,000	2,069,004
Kroger Co., 6.200%, 6/15/2012	500,000	500,747
Ralcorp Holdings, Inc., 6.625%, 8/15/2039	1,000,000	1,049,704

		5,776,970
Forest Products & Paper - 0.6%
International Paper Co., 6.000%, 11/15/2041 (1)	500,000	552,123
International Paper Co., 8.700%, 6/15/2038	250,000	351,889

		904,012
Healthcare-Products - 0.4%
Hospira, Inc., 6.400%, 5/15/2015	500,000	558,395
Healthcare-Services - 1.7%
DaVita, Inc., 6.375%, 11/1/2018 (1)	500,000	507,500
DaVita, Inc., 6.625%, 11/1/2020	500,000	508,750
Humana, Inc., 8.150%, 6/15/2038	500,000	677,704
Quest Diagnostics, Inc., 1.324%, 3/24/2014 (3)	500,000	503,172
Quest Diagnostics, Inc., 6.400%, 7/1/2017 (1)	250,000	297,549

		2,494,675
Home Furnishings - 0.5%
Whirlpool Corp., 8.600%, 5/1/2014	700,000	783,958
Insurance - 3.8%
Aflac, Inc., 8.500%, 5/15/2019 (1)	700,000	927,052

American Financial Group, Inc., 9.875%, 6/15/2019	250,000	307,705
Berkshire Hathaway, Inc., 1.167%, 8/15/2014 (3)	1,000,000	1,011,742
Lincoln National Corp., 7.000%, 6/15/2040	1,000,000	1,198,096
Marsh & McLennan Cos., Inc., 9.250%, 4/15/2019 (1)	350,000	467,861
MetLife, Inc., 1.716%, 8/6/2013 (3)	500,000	504,949
Prudential Financial, Inc., 5.625%, 5/12/2041	250,000	260,353
Prudential Financial, Inc., 5.800%, 11/16/2041 (1)	1,000,000	1,067,547

		5,745,305
Internet - 0.7%
Expedia, Inc., 5.950%, 8/15/2020	1,000,000	1,061,421
Investment Companies - 1.4%
IPIC GMTN, Ltd., 5.000%, 11/15/2020 (5) (6)	1,000,000	1,056,250
IPIC GMTN, Ltd., 6.875%, 11/1/2041 (5) (6)	1,000,000	1,085,000

		2,141,250
Iron/Steel - 1.1%
ArcelorMittal, 5.500%, 3/1/2021 (1)	750,000	715,420
ArcelorMittal, 7.000%, 10/15/2039	1,000,000	965,473

		1,680,893
Lodging - 0.4%
Wyndham Worldwide Corp., 7.375%, 3/1/2020	500,000	608,904
Media - 1.7%
CBS Corp., 8.875%, 5/15/2019 (1)	500,000	668,596
Time Warner Entertainment Co. LP, 8.875%, 10/1/2012	1,500,000	1,537,332
Viacom, Inc., 6.125%, 10/5/2017	250,000	299,186

		2,505,114
Mining - 1.3%
Alcoa, Inc., 6.150%, 8/15/2020 (1)	1,000,000	1,080,994
Rio Tinto Finance USA, Ltd., 8.950%, 5/1/2014 (1)	350,000	401,080
Rio Tinto Finance USA, Ltd., 9.000%, 5/1/2019	400,000	550,326

		2,032,400
Oil & Gas - 6.6%
Chesapeake Energy Corp., 6.125%, 2/15/2021 (1)	1,000,000	945,000
Chesapeake Energy Corp., 6.775%, 3/15/2019 (1)	500,000	476,875
CNOOC Finance 2012, Ltd., 5.000%, 5/2/2042 (1) (5) (6)	1,000,000	1,057,530
Dolphin Energy, Ltd., 5.500%, 12/15/2021 (5) (6)	1,500,000	1,630,500
Ecopetrol SA, 7.625%, 7/23/2019	500,000	620,000
Hess Corp., 8.125%, 2/15/2019	250,000	325,315
Nabors Industries, Inc., 9.250%, 1/15/2019	250,000	330,093
Nexen, Inc., 7.500%, 7/30/2039	250,000	306,462
Pride International, Inc., 7.875%, 8/15/2040	1,000,000	1,443,529
Rowan Cos., Inc., 5.000%, 9/1/2017	500,000	540,688
Talisman Energy, Inc., 5.500%, 5/15/2042 (1)	1,000,000	1,029,527
Transocean, Inc., 7.350%, 12/15/2041	500,000	619,539
Transocean, Inc., 7.500%, 4/15/2031	250,000	300,201
Valero Energy Corp., 9.375%, 3/15/2019	250,000	331,247

		9,956,506
Oil & Gas Services - 0.2%
Weatherford International, Ltd., 9.625%, 3/1/2019 (1)	250,000	329,977
Packaging & Containers - 1.3%
Ball Corp., 7.125%, 9/1/2016	150,000	163,500
Bemis Co., Inc., 6.800%, 8/1/2019	750,000	908,329
Sonoco Products Co., 5.750%, 11/1/2040	750,000	851,944

		1,923,773
Pharmaceuticals - 0.3%
Endo Health Solutions, Inc., 7.250%, 1/15/2022 (1)	500,000	525,000
Pipelines - 2.4%
El Paso Pipeline Partners Operating Co. LLC, 7.500%, 11/15/2040	750,000	953,125
Energy Transfer Partners LP, 6.500%, 2/1/2042	1,000,000	1,065,174
Energy Transfer Partners LP, 9.000%, 4/15/2019 (1)	250,000	316,008

Kinder Morgan Energy Partners LP, 9.000%, 2/1/2019 (1)	250,000	325,709
Rockies Express Pipeline LLC, 6.875%, 4/15/2040 (5) (6)	1,250,000	1,037,500

		3,697,516
Real Estate Investment Trusts - 1.1%
American Tower Corp., 4.700%, 3/15/2022 (1)	500,000	520,050
HCP, Inc., 5.375%, 2/1/2021	500,000	559,359
Health Care REIT, Inc., 6.500%, 3/15/2041	500,000	553,005

		1,632,414
Retail - 1.9%
JC Penney Corp., Inc., 7.400%, 4/1/2037	1,000,000	840,000
Limited Brands, Inc., 7.600%, 7/15/2037	1,500,000	1,500,000
O’Reilly Automotive, Inc., 4.625%, 9/15/2021	250,000	272,922
Staples, Inc., 9.750%, 1/15/2014	250,000	281,665

		2,894,587
Semiconductors - 0.1%
Kla-Tencor Corp., 6.900%, 5/1/2018	100,000	120,449
Sovereign - 2.4%
MDC-GMTN B.V., 5.500%, 4/20/2021 (5) (6)	500,000	545,077
Poland Government International Bond, 5.000%, 3/23/2022	500,000	525,500
Qatar Government International Bond, 4.500%, 1/20/2022 (1) (5) (6)	500,000	539,250
Republic of Latvia, 5.250%, 2/22/2017 (5) (6)	1,000,000	1,002,500
Slovakia Government International Bond, 4.375%, 5/21/2022 (5) (6)	1,000,000	960,000

		3,572,327
Telecommunications - 4.9%
CenturyLink, Inc., 7.600%, 9/15/2039	2,000,000	1,908,852
Frontier Communications Corp., 8.125%, 10/1/2018	500,000	511,250
Frontier Communications Corp., 9.000%, 8/15/2031	500,000	460,000
Telecom Italia Capital SA, 7.721%, 6/4/2038 (1)	1,000,000	885,000
Telefonica Europe BV, 8.250%, 9/15/2030 (1)	1,280,000	1,254,712
Vivendi SA, 4.750%, 4/12/2022 (1) (5) (6)	1,000,000	979,581
Windstream Corp., 7.000%, 3/15/2019	500,000	492,500
Windstream Corp., 7.500%, 6/1/2022	1,000,000	972,500

		7,464,395
Toys/Games/Hobbies - 0.4%
Mattel, Inc., 6.200%, 10/1/2040	500,000	595,299
Transportation - 0.2%
FedEx Corp., 8.000%, 1/15/2019	250,000	332,670

Total Corporate Bonds & Notes (identified cost $91,240,337)		97,539,463

Municipals - 0.2%

California - 0.2%
Metropolitan Water District of Southern California, 6.947%, 7/1/2040, Call 7/1/2020	300,000	367,194

Total Municipals (identified cost $300,000)		367,194

U.S. Government & U.S. Government Agency Obligations - 7.6%

U.S. Treasury Bonds & Notes - 7.6%
1.375%, 7/15/2018 (1)	2,127,020	2,454,049
1.750%, 1/15/2028	1,642,050	2,088,611
2.125%, 1/15/2019 (1)	1,602,255	1,941,983
4.625%, 7/31/2012 (1)	5,000,000	5,037,890

Total U.S. Government & U.S. Government Agency Obligations (identified cost $10,716,265)		11,522,533

U.S. Government Agency-Mortgage Securities - 12.9%

Federal Home Loan Mortgage Corporation - 4.1%
4.000%, 12/1/2039	2,356,760	2,504,081
4.000%, 3/1/2041	878,508	933,835

4.000%, 11/1/2041	1,851,455	1,969,216
5.000%, 2/1/2039	766,083	825,765

		6,232,897
Federal National Mortgage Association - 2.9%
4.000%, 2/1/2041	1,510,875	1,610,309
4.000%, 2/1/2041	1,734,649	1,848,810
6.000%, 12/1/2038	383,167	422,170
6.500%, 10/1/2037	383,653	433,188

		4,314,477
Government National Mortgage Association - 5.9%
4.000%, 10/15/2040	1,399,662	1,534,379
4.000%, 12/15/2040	2,303,487	2,525,198
4.000%, 4/15/2041	1,855,463	2,033,472
5.500%, 8/20/2038	1,072,864	1,161,542
5.500%, 2/15/2039	452,679	504,171
6.000%, 10/15/2038	202,998	228,309
6.000%, 12/15/2038	595,951	670,258
6.000%, 1/15/2039	283,358	318,689

		8,976,018

Total U.S. Government Agency-Mortgage Securities (identified cost $18,481,669)		19,523,392

Short-Term Investments - 22.4%

Collateral Pool Investment for Securities on Loan - 18.7%
(See Note 2 of the Schedule of Investments)		28,247,310

Commercial Paper - 1.3%
Wal-Mart Stores, Inc., 0.080%, 6/11/2012 (9)	2,000,000	1,999,956

Mutual Funds - 2.4%
BMO Prime Money Market Fund, Class I, 0.229% (11)	3,653,266	3,653,266

Total Short-Term Investments (identified cost $33,900,532)		33,900,532

Total Investments - 119.1% (identified cost $171,890,538)		180,294,138
Other Assets and Liabilities - (19.1)%		(28,922,327)

Total Net Assets - 100.0%		$151,371,811

Monegy High Yield Bond Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2012

(Unaudited)

Description	Shares or Principal Amount	Value
Corporate Bonds & Notes - 86.1%

Advertising - 0.7%
Lamar Media Corp., 5.875%, 2/1/2022 (5) (6)	$61,000	$61,686
Lamar Media Corp., 7.875%, 4/15/2018	300,000	324,000
MDC Partners, Inc., 11.000%, 11/1/2016	250,000	271,250

		656,936
Aerospace/Defense - 1.7%
AAR Corp., 7.250%, 1/15/2022 (5) (6)	195,000	194,512
Alliant Techsystems, Inc., 6.875%, 9/15/2020	300,000	319,500
Spirit Aerosystems, Inc., 6.750%, 12/15/2020	300,000	322,500
TransDigm, Inc., 7.750%, 12/15/2018	442,000	471,835
Triumph Group, Inc., 8.000%, 11/15/2017	300,000	324,000

		1,632,347
Agriculture - 0.5%
Vector Group, Ltd., 11.000%, 8/15/2015	460,000	477,250
Airlines - 0.3%
Continental Airlines, Inc., 6.750%, 9/15/2015 (5) (6)	275,000	278,438
Apparel - 1.2%
Hanesbrands, Inc., 6.375%, 12/15/2020	475,000	487,469
Perry Ellis International, Inc., 7.875%, 4/1/2019	445,000	447,225
Quiksilver, Inc., 6.875%, 4/15/2015	257,000	253,145

		1,187,839
Auto Manufacturers - 1.3%
Chrysler Group LLC, Inc., 8.000%, 6/15/2019	455,000	458,412
Jaguar Land Rover PLC, 7.750%, 5/15/2018 (5) (6)	400,000	405,000
Oshkosh Corp., 8.250%, 3/1/2017	300,000	331,125
Oshkosh Corp., 8.500%, 3/1/2020	50,000	55,125

		1,249,662
Auto Parts & Equipment - 3.2%
Conti-Gummi Finance BV, 7.500%, 9/15/2017 (5) (6) (12)	250,000	323,424
Dana Holding Corp., 6.750%, 2/15/2021	320,000	344,000
Goodyear Tire & Rubber Co., 7.000%, 5/15/2022	68,000	66,980
Goodyear Tire & Rubber Co., 8.250%, 8/15/2020	183,000	191,464
Lear Corp., 8.125%, 3/15/2020	300,000	337,500
Meritor, Inc., 10.625%, 3/15/2018	250,000	271,875
Pittsburgh Glass Works LLC, 8.500%, 4/15/2016 (5) (6)	264,000	249,480
Titan International, Inc., 7.875%, 10/1/2017	250,000	260,000
Tomkins LLC / Tomkins, Inc., 9.000%, 10/1/2018	308,000	339,955
TRW Automotive, Inc., 8.875%, 12/1/2017 (5) (6)	260,000	291,200
Visteon Corp., 6.750%, 4/15/2019	437,000	437,546

		3,113,424
Banks - 0.8%
CIT Group, Inc., 5.375%, 5/15/2020	52,000	49,953
CIT Group, Inc., 5.500%, 2/15/2019 (5) (6)	564,000	549,900
CIT Group, Inc., 7.000%, 5/2/2017 (5) (6)	171,313	171,313

		771,166
Beverages - 0.4%
Constellation Brands, Inc., 7.250%, 9/1/2016	65,000	73,653
Cott Beverages, Inc., 8.125%, 9/1/2018	13,000	14,073
Cott Beverages, Inc., 8.375%, 11/15/2017	300,000	324,750

		412,476

Biotechnology - 0.3%
STHI Holding Corp., 8.000%, 3/15/2018 (5) (6)	300,000	316,500
Building Materials - 1.4%
Associated Materials LLC, 9.125%, 11/1/2017	190,000	166,962
Gibraltar Industries, Inc., 8.000%, 12/1/2015	300,000	307,500
HeidelbergCement Finance BV, 8.500%, 10/31/2019 (12)	275,000	367,600
Interline Brands, Inc., 7.000%, 11/15/2018	300,000	310,500
Louisiana-Pacific Corp., 7.500%, 6/1/2020 (5) (6)	251,000	257,275

		1,409,837
Chemicals - 2.0%
Ferro Corp., 7.875%, 8/15/2018	300,000	300,000
Fufeng Group, Ltd., 7.625%, 4/13/2016 (5) (6)	250,000	201,875
Huntsman International LLC, 8.625%, 3/15/2020	300,000	336,000
Ineos Finance PLC, 7.500%, 5/1/2020 (5) (6)	70,000	69,650
Ineos Finance PLC, 8.375%, 2/15/2019 (5) (6)	215,000	221,450
Kraton Polymers LLC, 6.750%, 3/1/2019	300,000	309,000
Olin Corp., 8.875%, 8/15/2019	300,000	328,125
PolyOne Corp., 7.375%, 9/15/2020	216,000	228,420

		1,994,520
Coal - 1.7%
Alpha Natural Resources, Inc., 6.000%, 6/1/2019	300,000	270,000
Arch Coal, Inc., 7.250%, 6/15/2021 (5) (6)	325,000	278,687
Consol Energy, Inc., 8.250%, 4/1/2020	300,000	301,500
New World Resources NV, 7.875%, 5/1/2018 (5) (6) (12)	250,000	287,488
Peabody Energy Corp., 6.250%, 11/15/2021 (5) (6)	250,000	250,625
Penn Virginia Resource Partners LP, 8.250%, 4/15/2018	300,000	303,000

		1,691,300
Commercial Services - 7.0%
American Reprographics Co., 10.500%, 12/15/2016	35,000	34,475
Avis Budget Car Rental LLC, 8.250%, 1/15/2019	238,000	247,520
Avis Budget Car Rental LLC, 8.250%, 1/15/2019 (5) (6)	21,000	21,840
Cardtronics, Inc., 8.250%, 9/1/2018	290,000	320,450
CoreLogic, Inc., 7.250%, 6/1/2021 (5) (6)	300,000	313,875
Deluxe Corp., 7.000%, 3/15/2019	447,000	462,645
FTI Consulting, Inc., 6.750%, 10/1/2020	316,000	334,170
Geo Group, Inc., 6.625%, 2/15/2021	325,000	337,187
Great Lakes Dredge & Dock Corp., 7.375%, 2/1/2019	264,000	267,960
H&E Equipment Services, Inc., 8.375%, 7/15/2016	250,000	258,750
Hertz Corp., 6.750%, 4/15/2019 (5) (6)	63,000	64,732
Hertz Corp., 7.500%, 10/15/2018	300,000	313,875
Iron Mountain, Inc., 7.750%, 10/1/2019	500,000	535,000
Live Nation Entertainment, Inc., 8.125%, 5/15/2018 (5) (6)	535,000	561,081
Monitronics International, Inc., 9.125%, 4/1/2020 (5) (6)	288,000	280,800
PHH Corp., 9.250%, 3/1/2016	371,000	387,695
Rent-A-Center, Inc., 6.625%, 11/15/2020	455,000	480,025
RR Donnelley & Sons Co., 7.625%, 6/15/2020	135,000	124,200
RR Donnelley & Sons Co., 8.600%, 8/15/2016	300,000	315,750
Service Corp. International, 7.000%, 5/15/2019	425,000	450,500
United Rentals North America, Inc., 8.375%, 9/15/2020	300,000	307,500
United Rentals North America, Inc., 9.250%, 12/15/2019	25,000	27,688
UR Financing Escrow Corp., 7.375%, 5/15/2020 (5) (6)	33,000	33,908
UR Financing Escrow Corp., 7.625%, 4/15/2022 (5) (6)	85,000	87,125
Valassis Communications, Inc., 6.625%, 2/1/2021	344,000	331,960

		6,900,711
Computers - 1.1%
Seagate HDD Cayman, 7.000%, 11/1/2021	397,000	418,835
Seagate HDD Cayman, 7.750%, 12/15/2018	122,000	132,065
SunGard Data Systems, Inc., 7.375%, 11/15/2018	300,000	306,750
SunGard Data Systems, Inc., 7.625%, 11/15/2020	185,000	190,550

		1,048,200
Cosmetics/Personal Care - 0.5%
Elizabeth Arden, Inc., 7.375%, 3/15/2021	195,000	213,769

Revlon Consumer Products Corp., 9.750%, 11/15/2015	265,000	285,537

		499,306
Diversified Financial Services - 2.3%
Aircastle, Ltd., 9.750%, 8/1/2018	271,000	296,067
Ford Motor Credit Co. LLC, 8.125%, 1/15/2020	600,000	764,275
International Lease Finance Corp., 5.875%, 4/1/2019	187,000	183,941
International Lease Finance Corp., 8.875%, 9/1/2017	552,000	619,620
National Money Mart Co., 10.375%, 12/15/2016	375,000	416,250

		2,280,153
Electric - 2.2%
AES Corp., 7.375%, 7/1/2021 (5) (6)	42,000	45,570
AES Corp., 8.000%, 10/15/2017	300,000	334,500
Atlantic Power Corp., 9.000%, 11/15/2018 (5) (6)	303,000	309,060
Calpine Corp., 7.500%, 2/15/2021 (5) (6)	500,000	525,000
GenOn Energy, Inc., 9.500%, 10/15/2018	250,000	233,750
NRG Energy, Inc., 7.375%, 1/15/2017	100,000	103,500
NRG Energy, Inc., 8.250%, 9/1/2020	600,000	594,000

		2,145,380
Electrical Components & Equipment - 0.6%
Anixter, Inc., 5.625%, 5/1/2019	497,000	507,561
Belden, Inc., 7.000%, 3/15/2017	92,000	95,450
WESCO Distribution, Inc., 7.500%, 10/15/2017	15,000	15,375

		618,386
Engineering & Construction - 0.5%
Abengoa Finance SAU, 8.875%, 11/1/2017 (5) (6)	200,000	179,000
Dycom Investments, Inc., 7.125%, 1/15/2021	220,000	228,800
MasTec, Inc., 7.625%, 2/1/2017	42,000	43,575
Tutor Perini Corp., 7.625%, 11/1/2018	34,000	34,085

		485,460
Entertainment - 2.7%
Cinemark USA, Inc., 7.375%, 6/15/2021	200,000	215,000
Cinemark USA, Inc., 8.625%, 6/15/2019	300,000	327,750
National CineMedia LLC, 7.875%, 7/15/2021	460,000	483,000
Penn National Gaming, Inc., 8.750%, 8/15/2019	488,000	540,460
Regal Entertainment Group, 9.125%, 8/15/2018	500,000	546,250
Speedway Motorsports, Inc., 6.750%, 2/1/2019	250,000	258,125
Vail Resorts, Inc., 6.500%, 5/1/2019	250,000	263,125

		2,633,710
Environmental Control - 0.3%
Darling International, Inc., 8.500%, 12/15/2018	245,000	274,706
Food - 3.0%
B&G Foods, Inc., 7.625%, 1/15/2018	166,000	178,450
Campofrio Food Group SA, 8.250%, 10/31/2016 (5) (6) (12)	200,000	238,646
Dean Foods Co., 6.900%, 10/15/2017	600,000	615,000
Dean Foods Co., 7.000%, 6/1/2016	223,000	233,314
Del Monte Corp., 7.625%, 2/15/2019	400,000	390,000
Ingles Markets, Inc., 8.875%, 5/15/2017	107,000	116,362
JBS USA LLC, 7.250%, 6/1/2021 (5) (6)	425,000	384,625
JBS USA LLC, 8.250%, 2/1/2020 (5) (6)	162,000	155,115
Smithfield Foods, Inc., 7.750%, 7/1/2017	610,000	677,100

		2,988,612
Forest Products & Paper - 1.2%
Clearwater Paper Corp., 7.125%, 11/1/2018	333,000	352,148
Longview Fibre Paper & Packaging, Inc., 8.000%, 6/1/2016 (5) (6)	166,000	165,585
PE Paper Escrow GmbH, 12.000%, 8/1/2014 (5) (6)	450,000	483,750
Sappi Papier Holding GmbH, 6.625%, 4/15/2021 (5) (6)	200,000	189,000

		1,190,483
Healthcare-Products - 1.5%
Alere, Inc., 9.000%, 5/15/2016	500,000	502,500
Hanger Orthopedic Group, Inc., 7.125%, 11/15/2018	331,000	338,447

Physio-Control International, Inc., 9.875%, 1/15/2019 (5) (6)	235,000	250,275
Teleflex, Inc., 6.875%, 6/1/2019	400,000	426,000

		1,517,222
Healthcare-Services - 3.2%
AMERIGROUP Corp., 7.500%, 11/15/2019	166,000	178,450
CHS/Community Health Systems, Inc., 8.000%, 11/15/2019	381,000	391,001
DaVita, Inc., 6.625%, 11/1/2020	300,000	305,250
Fresenius Medical Care U.S. Finance, Inc., 6.500%, 9/15/2018 (5) (6)	186,000	194,835
HCA, Inc., 5.875%, 3/15/2022	123,000	122,385
HCA, Inc., 7.500%, 2/15/2022	475,000	499,047
Health Management Associates, Inc., 7.375%, 1/15/2020 (5) (6)	331,000	340,930
HealthSouth Corp., 8.125%, 2/15/2020	446,000	478,335
Select Medical Corp., 7.625%, 2/1/2015	353,000	353,441
Tenet Healthcare Corp., 8.000%, 8/1/2020	305,000	306,144

		3,169,818
Holding Companies-Diversified - 0.3%
Boart Longyear, Ltd., 7.000%, 4/1/2021 (5) (6)	280,000	290,500
Home Builders - 0.8%
KB Home, 8.000%, 3/15/2020	169,000	163,930
Meritage Homes Corp., 7.150%, 4/15/2020	275,000	282,563
Ryland Group, Inc., 6.625%, 5/1/2020	263,000	265,630
Ryland Group, Inc., 8.400%, 5/15/2017	32,000	35,680

		747,803
Household Products/Wares - 3.0%
American Greetings Corp., 7.375%, 12/1/2021	512,000	535,040
Central Garden and Pet Co., 8.250%, 3/1/2018	505,000	507,525
Jarden Corp., 7.500%, 1/15/2020	600,000	652,500
Prestige Brands, Inc., 8.125%, 2/1/2020 (5) (6)	377,000	409,045
Scotts Miracle-Gro Co., 6.625%, 12/15/2020	332,000	353,580
Spectrum Brands, Inc., 6.750%, 3/15/2020 (5) (6)	492,000	499,995

		2,957,685
Internet - 0.9%
Earthlink, Inc., 8.875%, 5/15/2019	447,000	438,060
Equinix, Inc., 7.000%, 7/15/2021	450,000	481,500

		919,560
Iron/Steel - 0.7%
APERAM, 7.375%, 4/1/2016 (5) (6)	250,000	231,250
Commercial Metals Co., 7.350%, 8/15/2018	171,000	175,275
Steel Dynamics, Inc., 7.625%, 3/15/2020	255,000	275,400

		681,925
Leisure Time - 0.3%
Royal Caribbean Cruises, Ltd., 7.250%, 6/15/2016	300,000	324,000
Lodging - 1.5%
Gaylord Entertainment Co., 6.750%, 11/15/2014	294,000	295,470
Marina District Finance Co., Inc., 9.500%, 10/15/2015	400,000	381,000
MGM Resorts International, 7.500%, 6/1/2016	300,000	308,250
MGM Resorts International, 7.750%, 3/15/2022	21,000	21,000
MGM Resorts International, 8.625%, 2/1/2019 (5) (6)	109,000	115,812
Wynn Las Vegas LLC, 5.375%, 3/15/2022 (5) (6)	50,000	48,563
Wynn Las Vegas LLC, 7.750%, 8/15/2020	300,000	327,375

		1,497,470
Machinery-Diversified - 0.3%
Altra Holdings, Inc., 8.125%, 12/1/2016	250,000	268,125
Media - 4.1%
AMC Networks, Inc., 7.750%, 7/15/2021 (5) (6)	345,000	384,675
Block Communications, Inc., 7.250%, 2/1/2020 (5) (6)	264,000	264,000
Cablevision Systems Corp., 7.750%, 4/15/2018	100,000	102,625
Cablevision Systems Corp., 8.000%, 4/15/2020	358,000	375,005
CCO Holdings LLC, 7.375%, 6/1/2020	500,000	537,500
Clear Channel Worldwide Holdings, Inc., 7.625%, 3/15/2020 (5) (6)	17,000	16,065

Clear Channel Worldwide Holdings, Inc., 7.625%, 3/15/2020 (5) (6)	116,000	111,360
DISH DBS Corp., 7.875%, 9/1/2019	750,000	838,125
Gannett Co., Inc., 7.125%, 9/1/2018	97,000	103,305
Gannett Co., Inc., 9.375%, 11/15/2017	300,000	336,000
Unitymedia Hessen GmbH & Co. KG, 8.125%, 12/1/2017 (5) (6)	400,000	424,000
XM Satellite Radio, Inc., 7.625%, 11/1/2018 (5) (6)	523,000	562,225

		4,054,885
Mining - 1.0%
FMG Resources August 2006 Pty, Ltd., 7.000%, 11/1/2015 (5) (6)	490,000	492,450
Mirabela Nickel, Ltd., 8.750%, 4/15/2018 (5) (6)	245,000	177,625
Vulcan Materials Co., 7.500%, 6/15/2021	259,000	281,015

		951,090
Miscellaneous Manufacturing - 1.1%
Koppers, Inc., 7.875%, 12/1/2019	330,000	353,925
Polypore International, Inc., 7.500%, 11/15/2017	250,000	262,500
SPX Corp., 6.875%, 9/1/2017	425,000	465,375

		1,081,800
Office Furnishings - 0.3%
Interface, Inc., 7.625%, 12/1/2018	244,000	262,910
Oil & Gas - 6.7%
Berry Petroleum Co., 6.750%, 11/1/2020	332,000	345,280
Bill Barrett Corp., 7.000%, 10/15/2022	25,000	23,813
Bill Barrett Corp., 7.625%, 10/1/2019	300,000	300,750
BreitBurn Energy Partners LP, 7.875%, 4/15/2022 (5) (6)	55,000	54,175
BreitBurn Energy Partners LP, 8.625%, 10/15/2020	221,000	230,393
Calumet Specialty Products Partners LP, 9.375%, 5/1/2019	295,000	303,112
Chesapeake Energy Corp., 6.125%, 2/15/2021	14,000	13,230
Chesapeake Energy Corp., 6.625%, 8/15/2020	318,000	300,510
Chesapeake Energy Corp., 6.775%, 3/15/2019	164,000	156,415
Chesapeake Oilfield Operating LLC, 6.625%, 11/15/2019 (5) (6)	300,000	261,000
Cimarex Energy Co., 5.875%, 5/1/2022	126,000	129,465
Comstock Resources, Inc., 8.375%, 10/15/2017	305,000	299,663
Denbury Resources, Inc., 6.375%, 8/15/2021	425,000	443,062
Energy XXI Gulf Coast, Inc., 7.750%, 6/15/2019	70,000	71,050
Energy XXI Gulf Coast, Inc., 9.250%, 12/15/2017	290,000	313,200
EV Energy Partners LP, 8.000%, 4/15/2019	336,000	341,040
EXCO Resources, Inc., 7.500%, 9/15/2018	250,000	212,500
Frontier Oil Corp., 6.875%, 11/15/2018	400,000	422,000
Hercules Offshore, Inc., 7.125%, 4/1/2017 (5) (6)	169,000	163,296
Linn Energy LLC, 6.250%, 11/1/2019 (5) (6)	15,000	14,306
Linn Energy LLC, 7.750%, 2/1/2021	194,000	199,335
Linn Energy LLC, 8.625%, 4/15/2020	210,000	223,650
Parker Drilling Co., 9.125%, 4/1/2018	275,000	292,875
Plains Exploration & Production Co., 6.750%, 2/1/2022	350,000	348,250
Stone Energy Corp., 8.625%, 2/1/2017	224,000	230,720
Swift Energy Co., 7.875%, 3/1/2022	434,000	440,510
Unit Corp., 6.625%, 5/15/2021	226,000	226,000
W&T Offshore, Inc., 8.500%, 6/15/2019	260,000	270,400

		6,630,000
Oil & Gas Services - 1.8%
Calfrac Holdings LP, 7.500%, 12/1/2020 (5) (6)	300,000	283,500
Cie Generale de Geophysique - Veritas, 6.500%, 6/1/2021	300,000	295,500
Key Energy Services, Inc., 6.750%, 3/1/2021 (5) (6)	18,000	18,068
Key Energy Services, Inc., 6.750%, 3/1/2021	150,000	151,312
Petroleum Geo-Services ASA, 7.375%, 12/15/2018 (5) (6)	250,000	260,000
Pioneer Drilling Co., 9.875%, 3/15/2018 (5) (6)	250,000	263,750
Pioneer Drilling Co., 9.875%, 3/15/2018	15,000	15,825
SESI LLC, 7.125%, 12/15/2021 (5) (6)	200,000	219,000
Trinidad Drilling, Ltd., 7.875%, 1/15/2019 (5) (6)	261,000	275,355

		1,782,310
Packaging & Containers - 1.1%
AEP Industries, Inc., 8.250%, 4/15/2019	300,000	309,000
Greif, Inc., 6.750%, 2/1/2017	265,000	285,538

Greif, Inc., 7.750%, 8/1/2019	100,000	112,500
Sealed Air Corp., 8.375%, 9/15/2021 (5) (6)	300,000	331,500

		1,038,538
Pharmaceuticals - 3.4%
Elan Finance PLC, 8.750%, 10/15/2016	400,000	437,000
Endo Health Solutions, Inc., 7.250%, 1/15/2022	425,000	446,250
Grifols, Inc., 8.250%, 2/1/2018	340,000	363,375
Mylan, Inc., 7.875%, 7/15/2020 (5) (6)	300,000	331,500
NBTY, Inc., 9.000%, 10/1/2018	453,000	492,637
Omnicare, Inc., 7.750%, 6/1/2020	310,000	341,775
Valeant Pharmaceuticals International, 6.875%, 12/1/2018 (5) (6)	300,000	297,750
Valeant Pharmaceuticals International, 7.250%, 7/15/2022 (5) (6)	100,000	94,500
Warner Chilcott Co. LLC, 7.750%, 9/15/2018	535,000	567,100

		3,371,887
Pipelines - 2.5%
Atlas Pipeline Partners LP, 8.750%, 6/15/2018	152,000	161,880
Copano Energy LLC, 7.125%, 4/1/2021	332,000	343,620
Crosstex Energy LP, 8.875%, 2/15/2018	250,000	263,750
Eagle Rock Energy Partners LP, 8.375%, 6/1/2019	258,000	259,290
El Paso Corp., 7.250%, 6/1/2018	250,000	284,608
Genesis Energy LP, 7.875%, 12/15/2018	320,000	325,600
Holly Energy Partners LP, 6.500%, 3/1/2020 (5) (6)	42,000	41,895
Holly Energy Partners LP, 8.250%, 3/15/2018	300,000	313,500
MarkWest Energy Partners LP, 6.500%, 8/15/2021	250,000	259,375
Targa Resources Partners LP, 6.375%, 8/1/2022 (5) (6)	250,000	250,000

		2,503,518
Real Estate - 0.3%
CBRE Services, Inc., 6.625%, 10/15/2020	250,000	267,500
Real Estate Investment Trusts - 0.6%
MPT Operating Partnership LP, 6.375%, 2/15/2022	159,000	159,000
MPT Operating Partnership LP, 6.875%, 5/1/2021	298,000	308,430
Omega Healthcare Investors, Inc., 5.875%, 3/15/2024 (5) (6)	70,000	69,475
Potlatch Corp., 7.500%, 11/1/2019	59,000	62,835

		599,740
Retail - 4.0%
AmeriGas Finance LLC, 6.750%, 5/20/2020	130,000	128,375
AmeriGas Finance LLC, 7.000%, 5/20/2022	8,000	7,860
AmeriGas Partners LP, 6.500%, 5/20/2021	250,000	243,125
Asbury Automotive Group, Inc., 8.375%, 11/15/2020	320,000	345,600
AutoNation, Inc., 6.750%, 4/15/2018	250,000	271,250
Brown Shoe Co., Inc., 7.125%, 5/15/2019	280,000	275,450
Dillard’s, Inc., 7.130%, 8/1/2018	129,000	135,773
DineEquity, Inc., 9.500%, 10/30/2018	400,000	436,500
Ferrellgas Partners LP, 8.625%, 6/15/2020	250,000	226,250
Inergy LP, 7.000%, 10/1/2018	310,000	317,750
Limited Brands, Inc., 5.625%, 2/15/2022	137,000	138,712
Limited Brands, Inc., 7.000%, 5/1/2020	300,000	333,000
RadioShack Corp., 6.750%, 5/15/2019	250,000	185,937
Ruby Tuesday, Inc., 7.625%, 5/15/2020 (5) (6)	275,000	255,750
Sally Holdings LLC, 6.875%, 11/15/2019 (5) (6)	300,000	321,000
Sears Holdings Corp., 6.625%, 10/15/2018	100,000	86,375
Sonic Automotive, Inc., 9.000%, 3/15/2018	193,000	209,405

		3,918,112
Semiconductors - 0.5%
Advanced Micro Devices, Inc., 8.125%, 12/15/2017	500,000	538,750
Software - 0.8%
Audatex North America, Inc., 6.750%, 6/15/2018 (5) (6)	79,000	81,765
Audatex North America, Inc., 6.750%, 6/15/2018 (5) (6)	160,000	165,600
Fidelity National Information Services, Inc., 7.625%, 7/15/2017	250,000	273,438
MedAssets, Inc., 8.000%, 11/15/2018	222,000	230,325

		751,128

Storage/Warehousing - 0.3%
Mobile Mini, Inc., 6.875%, 5/1/2015	50,000	50,625
Mobile Mini, Inc., 7.875%, 12/1/2020	282,000	297,510

		348,135
Telecommunications - 7.1%
CenturyLink, Inc., 5.800%, 3/15/2022	250,000	247,131
Frontier Communications Corp., 8.250%, 4/15/2017	600,000	622,500
Frontier Communications Corp., 9.250%, 7/1/2021	207,000	215,280
GCI, Inc., 6.750%, 6/1/2021	101,000	99,990
GCI, Inc., 8.625%, 11/15/2019	300,000	320,250
Hughes Satellite Systems Corp., 7.625%, 6/15/2021	300,000	312,000
Inmarsat Finance PLC, 7.375%, 12/1/2017 (5) (6)	200,000	214,000
ITC Deltacom, Inc., 10.500%, 4/1/2016	16,000	16,920
Level 3 Financing, Inc., 8.125%, 7/1/2019	197,000	197,985
Level 3 Financing, Inc., 8.625%, 7/15/2020 (5) (6)	258,000	263,805
MetroPCS Wireless, Inc., 6.625%, 11/15/2020	149,000	144,530
MetroPCS Wireless, Inc., 7.875%, 9/1/2018	300,000	304,500
NII Capital Corp., 7.625%, 4/1/2021	275,000	233,063
Qwest Communications International, Inc., 7.125%, 4/1/2018	300,000	316,994
SBA Telecommunications, Inc., 8.250%, 8/15/2019	250,000	272,500
Sprint Nextel Corp., 6.000%, 12/1/2016	35,000	32,200
Sprint Nextel Corp., 7.000%, 3/1/2020 (5) (6)	103,000	104,030
Sprint Nextel Corp., 9.000%, 11/15/2018 (5) (6)	264,000	286,440
tw telecom holdings, Inc., 8.000%, 3/1/2018	300,000	327,000
Viasat, Inc., 6.875%, 6/15/2020 (5) (6)	668,000	671,340
Virgin Media Finance PLC, 8.375%, 10/15/2019	325,000	357,500
West Corp., 7.875%, 1/15/2019	355,000	357,662
Wind Acquisition Finance SA, 7.250%, 2/15/2018 (5) (6)	435,000	374,100
Windstream Corp., 7.750%, 10/1/2021	600,000	604,500
Windstream Corp., 7.875%, 11/1/2017	125,000	133,750

		7,029,970
Transportation - 1.1%
Bristow Group, Inc., 7.500%, 9/15/2017	300,000	311,250
Gulfmark Offshore, Inc., 6.375%, 3/15/2022 (5) (6)	440,000	443,300
Martin Midstream Partners LP, 8.875%, 4/1/2018	288,000	292,320

		1,046,870

Total Corporate Bonds & Notes (identified cost $85,334,459)		84,808,053
Exchange Traded Funds - 1.8%
iShares iBoxx $ High Yield Corporate Bond Fund, 7.050%	20,000	1,755,400

Total Exchange Traded Funds (identified cost $1,770,226)		1,755,400
Short-Term Investments - 21.6%
Mutual Funds - 21.6%
BMO Prime Money Market Fund, Class I, 0.229% (11)	21,308,964	21,308,964

Total Short-Term Investments (identified cost $21,308,964)		21,308,964

Total Investments - 109.5% (identified cost $108,413,649)		107,872,417
Other Assets and Liabilities - (9.5)%		(9,346,359)

Total Net Assets - 100.0%		$98,526,058

Government Money Market Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2012

(Unaudited)

Description	Principal Amount	Value
Municipals - 29.4%

Arizona - 4.0%
Maricopa County Industrial Development Authority, FNMA, 0.170%, 9/15/2035, Call 6/15/2012 (3)	$17,325,000	$17,325,000
California - 15.6%
Abag Finance Authority for Nonprofit Corps., FNMA, 0.170%, 7/15/2035, Call 6/15/2012 (3) (7)	5,000,000	5,000,000
California Statewide Communities Development Authority, FNMA, 0.160%, 12/15/2037, Call 6/15/2012 (3) (7)	19,000,000	19,000,000
City of Concord, FHLMC, 0.170%, 12/1/2016 (3) (7)	4,010,000	4,010,000
Puttable Floating Option Tax-Exempt Receipts, FHLMC, 0.380%, 5/1/2044, Call 9/1/2022 (3) (7)	5,010,000	5,010,000
San Francisco City & County Redevelopment Agency, FNMA, 0.170%, 6/15/2034, Call 6/15/2012 (3) (7)	16,100,000	16,100,000
Santa Cruz Redevelopment Agency, FNMA, 0.160%, 8/15/2035, Call 6/15/2012 (3) (7)	19,000,000	19,000,000

		68,120,000
Federal Home Loan Mortgage Corporation - 4.3%
Federal Home Loan Mortgage Corp., 0.230%, 7/15/2050, Call 6/15/2012 (3) (7)	18,915,000	18,915,000
Georgia - 2.3%
Puttable Floating Option Tax-Exempt Receipts, FHLMC, 0.380%, 9/1/2048, Call 3/1/2022 (3) (7)	10,095,000	10,095,000
Maryland - 3.2%
Prince Georges County Housing Authority, FHLMC, 0.220%, 2/1/2040, Call 6/1/2012 (3) (7)	13,900,000	13,900,000

Total Municipals		128,355,000

Repurchase Agreements - 37.7%
Agreement with Barclays Capital, Inc., 0.180%, dated 5/31/2012, to be repurchased at $60,000,300 on 6/1/2012, collateralized by a U.S. Government Treasury Obligation with a maturity of 8/15/2021, with a market value of $61,200,071	60,000,000	60,000,000
Agreement with Deutsche Bank Securities, Inc., 0.220%, dated 5/31/2012, to be repurchased at $80,000,489 on 6/1/2012, collateralized by U.S. Government Agency Obligations with various maturities to 2/1/2042, with a market value of $81,600,000	80,000,000	80,000,000
Agreement with Fixed Income Clearing Corp., 0.050%, dated 5/31/2012, to be repurchased at $24,512,984 on 6/1/2012, collateralized by U.S. Government Treasury Obligations with various maturities to 8/15/2014, with a market value of $25,007,598	24,512,950	24,512,950

Total Repurchase Agreements		164,512,950

U.S. Government & U.S. Government Agency Obligations - 32.9%

Federal Home Loan Bank - 15.8%
0.135%, 10/19/2012 (9)	9,000,000	8,995,275
0.180%, 2/1/2013	10,000,000	9,999,456
0.210%, 1/3/2013	10,000,000	10,000,000
0.250%, 2/28/2013	10,000,000	10,000,000
0.300%, 6/14/2013	10,000,000	10,000,000
0.335%, 4/11/2013 (3)	10,000,000	10,000,000
0.345%, 4/11/2013 (3)	10,000,000	10,000,000

		68,994,731
Federal Home Loan Mortgage Corporation - 9.1%
0.140%, 1/7/2013 (9)	10,000,000	9,991,444
0.170%, 1/9/2013 (9)	10,000,000	9,989,518
0.300%, 10/12/2012 (3)	20,000,000	20,000,000

		39,980,962

Federal National Mortgage Association - 8.0%
0.110%, 7/18/2012 (9)	10,000,000	9,998,564
0.269%, 9/17/2012 (3)	15,000,000	14,999,079
0.330%, 1/10/2013 (3)	10,000,000	10,004,376

		35,002,019

Total U.S. Government & U.S. Government Agency Obligations		143,977,712

Total Investments - 100.0% (at amortized cost)		436,845,662
Other Assets and Liabilities - 0.0%		5,006

Total Net Assets - 100.0%		$436,850,668

Tax-Free Money Market Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2012

(Unaudited)

Description	Shares or Principal Amount	Value
Municipals - 102.0%

Alabama - 5.8%
Chatom Industrial Development Board, 0.600%, 8/1/2037, Call 8/1/2012 (3)	$11,500,000	$11,500,000
Chatom Industrial Development Board, 0.600%, 11/15/2038, Call 11/15/2012 (3)	2,605,000	2,605,000
Chatom Industrial Development Board, 0.950%, 12/1/2024, Call 6/1/2012 (3)	8,000,000	8,000,000
City of Gardendale, 0.300%, 10/1/2032, Call 6/1/2012 (3)	1,465,000	1,465,000
City of Gardendale, 0.300%, 10/1/2032, Call 6/1/2012 (3)	1,584,000	1,584,000
City of Gardendale, 0.300%, 10/1/2032, Call 6/1/2012 (3)	3,200,000	3,200,000
Mobile Industrial Development Board, 0.750%, 8/22/2012 (3)	15,000,000	15,000,000

		43,354,000
California - 6.4%
California Statewide Communities Development Authority, 0.280%, 11/15/2038, Call 6/1/2012 (3)	5,640,000	5,640,000
Fontana Unified School District, 0.280%, 2/1/2016 (3)	3,765,000	3,765,000
Sacramento Unified School District, 2.000%, 10/1/2012	19,250,000	19,347,220
State of California, 0.330%, 3/1/2035, Call 3/1/2016 (3)	12,250,000	12,250,000
Sweetwater Union High School District, 0.280%, 8/1/2013 (3)	7,120,000	7,120,000

		48,122,220
Colorado - 1.4%
Colorado Health Facilities Authority, 0.240%, 1/1/2035, Call 6/7/2012 (3)	6,000,000	6,000,000
Puttable Floating Option Tax-Exempt Receipts, 0.650%, 12/1/2028 (3)	4,140,000	4,140,000

		10,140,000
Connecticut - 0.7%
Connecticut Housing Finance Authority, 0.110%, 11/15/2036, Call 6/1/2012 (3)	5,300,000	5,300,000
District of Columbia - 0.8%
District of Columbia, 0.330%, 10/1/2023, Call 6/7/2012 (3)	3,780,000	3,780,000
District of Columbia, 0.330%, 3/1/2026, Call 6/7/2012 (3)	1,920,000	1,920,000

		5,700,000
Florida - 10.4%
Barclays Capital Municipal Trust Receipts, AGM, 0.280%, 2/15/2024, Call 2/15/2016 (3) (5) (6)	8,405,000	8,405,000
Barclays Capital Municipal Trust Receipts, NATL-RE, 0.280%, 7/1/2026, Call 7/1/2016 (3) (5) (6)	7,070,000	7,070,000
City of Gulf Breeze, 1.350%, 12/1/2012, Call 6/22/2012 (3)	5,070,000	5,070,000
City of Jacksonville, 0.260%, 5/1/2029, Call 6/1/2012 (3)	11,500,000	11,500,000
City of West Palm Beach, AGC, 0.380%, 10/1/2038, Call 6/6/2012 (3)	10,000,000	10,000,000
Collier County Educational Facilities Authority, 0.220%, 10/1/2036 (3)	3,335,000	3,335,000
County of Brevard, 0.330%, 10/1/2019, Call 6/1/2012 (3)	2,040,000	2,040,000
County of Miami-Dade, XLCA, 0.250%, 7/1/2031, Call 7/1/2016 (3) (5) (6)	9,900,000	9,900,000
County of St. Lucie, 0.220%, 9/1/2028, Call 6/1/2012 (3)	5,200,000	5,200,000
Florida State Board of Education, 5.000%, 7/1/2012	2,000,000	2,027,562
JP Morgan Chase Putters/Drivers Trust, 0.280%, 11/1/2015 (3) (5) (6)	7,400,000	7,400,000
JP Morgan Chase Putters/Drivers Trust, 0.280%, 4/1/2018 (3) (5) (6)	3,000,000	3,000,000
Orange County Industrial Development Authority, 0.330%, 10/1/2023, Call 6/1/2012 (3)	2,855,000	2,855,000

		77,802,562
Georgia - 10.1%
Appling County Development Authority, 0.260%, 9/1/2029, Call 6/1/2012 (3)	7,800,000	7,800,000
Burke County Development Authority, 0.240%, 7/1/2049, Call 6/1/2012 (3)	20,000,000	20,000,000
Cobb County Hospital Authority, 0.180%, 4/1/2036, Call 6/1/2012 (3)	10,400,000	10,400,000
Columbia County Development Authority, 0.280%, 8/1/2018, Call 6/7/2012 (3)	2,100,000	2,100,000
County of DeKalb, 0.480%, 4/1/2023 (3) (5) (6)	9,600,000	9,600,000
County of DeKalb, 0.530%, 10/1/2035, Call 10/1/2026 (3) (5) (6)	11,990,000	11,990,000
Floyd County Development Authority, 0.260%, 9/1/2026, Call 6/1/2012 (3)	10,080,000	10,080,000

Savannah Economic Development Authority, 0.280%, 1/1/2016, Call 6/1/2012 (3)	4,085,000	4,085,000

		76,055,000
Illinois - 2.7%
Illinois Finance Authority, 0.260%, 8/15/2033, Call 6/7/2012 (3)	4,300,000	4,300,000
Illinois Finance Authority, 0.330%, 7/1/2029, Call 7/2/2012 (3)	5,850,000	5,850,000
JP Morgan Chase Putters/Drivers Trust, 0.280%, 11/1/2023 (3) (5) (6)	6,375,000	6,375,000
Phoenix Realty Special Account-U LP, 0.300%, 4/1/2020, Call 6/7/2012 (3)	4,075,000	4,075,000

		20,600,000
Indiana - 1.0%
Barclays Capital Municipal Trust Receipts, 0.290%, 4/1/2030 (3) (5) (6)	7,770,000	7,770,000
Iowa - 1.8%
City of Hills, 0.220%, 8/1/2035, Call 6/1/2012 (3)	10,230,000	10,230,000
Iowa Finance Authority, 0.300%, 2/1/2027 (3)	3,250,000	3,250,000

		13,480,000
Kansas - 1.7%
City of Burlington, 0.500%, 6/7/2012	500,000	500,000
City of Burlington, 0.500%, 6/14/2012	2,600,000	2,600,000
City of Burlington, 0.500%, 6/14/2012	6,295,000	6,295,000
City of Burlington, 0.500%, 7/10/2012	3,000,000	3,000,000

		12,395,000
Kentucky - 3.4%
County of Mason, 0.550%, 10/15/2014, Call 6/6/2012 (3)	12,000,000	12,000,000
County of Mason, 0.550%, 10/15/2014, Call 6/6/2012 (3)	7,775,000	7,775,000
Hancock County, 0.280%, 7/1/2012 (3)	1,685,000	1,685,000
Hancock County, 0.280%, 7/1/2012 (3)	1,000,000	1,000,000
Hardin County Water District No. 1, 0.210%, 9/1/2022, Call 6/7/2012 (3)	3,020,000	3,020,000

		25,480,000
Louisiana - 2.5%
Louisiana Housing Finance Agency, 0.750%, 11/1/2012 (3)	7,350,000	7,350,000
Louisiana Public Facilities Authority, 0.330%, 1/1/2022 (3)	1,665,000	1,665,000
Parish of St. James, 1.550%, 11/1/2039, Call 6/7/2012 (3)	10,000,000	10,000,000

		19,015,000
Maryland - 2.9%
Maryland Health & Higher Educational Facilities Authority, 0.390%, 7/1/2036, Call 6/21/2012 (3)	16,720,000	16,720,000
Montgomery County Housing Opportunites Commission, 0.220%, 7/1/2027, Call 6/7/2012 (3)	2,095,000	2,095,000
Montgomery County Housing Opportunites Commission, 0.220%, 7/1/2037, Call 6/7/2012 (3)	2,945,000	2,945,000

		21,760,000
Massachusetts - 2.2%
BB&T Municipal Trust, 0.270%, 10/1/2028 (3) (5) (6)	15,655,000	15,655,000
Massachusetts Industrial Finance Agency, 0.310%, 12/1/2019, Call 6/6/2012 (3)	1,000,000	1,000,000

		16,655,000
Minnesota - 4.1%
City of Bloomington, 0.250%, 12/1/2015 (3)	3,310,000	3,310,000
City of Bloomington, 0.250%, 12/1/2015, Call 6/1/2012 (3)	3,265,000	3,265,000
City of Ramsey, 0.350%, 12/1/2023, Call 6/1/2012 (3)	3,000,000	3,000,000
Southern Minnesota Municipal Power Agency, 0.500%, 6/14/2012	21,000,000	21,000,000

		30,575,000
Mississippi - 1.8%
Claiborne County, 0.550%, 8/8/2012	5,500,000	5,500,000
Mississippi Business Finance Corp., 0.600%, 5/1/2037, Call 11/1/2012 (3)	7,820,000	7,820,000

		13,320,000
Missouri - 0.2%
Greene County Industrial Development Authority, 0.280%, 5/1/2039, Call 6/1/2012 (3)	1,325,000	1,325,000
Montana - 0.8%
City of Forsyth, 0.230%, 1/1/2018, Call 6/1/2012 (3)	6,000,000	6,000,000
Nebraska - 1.0%
Nebraska Investment Finance Authority, 0.280%, 12/1/2037, Call 6/7/2012 (3)	6,500,000	6,500,000

Nebraska Investment Finance Authority, 0.300%, 9/1/2031, Call 6/1/2012 (3)	600,000	600,000

		7,100,000
New Hampshire - 3.3%
New Hampshire Business Finance Authority, 1.530%, 9/1/2030, Call 6/7/2012 (3)	25,000,000	25,000,000
New Jersey - 2.1%
JP Morgan Chase Putters/Drivers Trust, 0.330%, 12/15/2013 (3) (5) (6)	2,775,000	2,775,000
Township of Toms River, 1.250%, 2/27/2013	13,000,000	13,054,317

		15,829,317
New York - 7.5%
Binghamton City School District, 1.000%, 7/13/2012	10,000,000	10,006,925
Jefferson Central School District, 1.250%, 6/22/2012	8,085,000	8,085,961
New York State Housing Finance Agency, 0.560%, 11/1/2041, Call 6/6/2012 (3)	2,600,000	2,600,000
New York State Housing Finance Agency, 0.560%, 11/1/2041, Call 6/6/2012 (3)	11,400,000	11,400,000
New York State Thruway Authority, 0.330%, 1/1/2014 (3)	4,995,000	4,995,000
Puttable Floating Option Tax-Exempt Receipts, AMBAC, 0.790%, 12/1/2025 (3) (5) (6)	12,040,000	12,040,000
Utica Industrial Development Agency, 0.280%, 7/15/2029, Call 6/7/2012 (3)	7,260,000	7,260,000

		56,387,886
Ohio - 5.5%
County of Erie, 0.390%, 8/15/2046, Call 7/2/2012 (3)	4,975,000	4,975,000
County of Warren, 0.380%, 9/1/2015 (3)	5,190,000	5,190,000
Eclipse Funding Trust, 0.170%, 6/1/2014 (3)	10,000	10,000
Montgomery County Transportation Improvement District, 1.375%, 3/28/2013	11,265,000	11,327,019
Ohio State Higher Educational Facility Commission, 0.330%, 1/15/2046, Call 1/15/2017 (3)	11,250,000	11,250,000
Puttable Floating Option Tax-Exempt Receipts, 0.440%, 4/1/2026 (3)	7,400,000	7,400,000
Township of Miami/Montgomery County, 1.375%, 3/28/2013	1,260,000	1,266,937

		41,418,956
Oklahoma - 0.4%
Tulsa Industrial Authority, 0.380%, 11/1/2026, Call 6/7/2012 (3)	2,715,000	2,715,000
Pennsylvania - 3.0%
Barclays Capital Municipal Trust Receipts, FHA, 0.280%, 8/1/2038, Call 8/1/2020 (3) (5) (6)	11,090,000	11,090,000
JP Morgan Chase Putters/Drivers Trust, 0.330%, 6/1/2015 (3) (5) (6)	3,540,000	3,540,000
JP Morgan Chase Putters/Drivers Trust, 0.380%, 12/1/2019 (3) (5) (6)	5,335,000	5,335,000
Reading School District, 0.330%, 1/15/2014 (3)	2,895,000	2,895,000

		22,860,000
Rhode Island - 2.1%
Rhode Island Health & Educational Building Corp., 0.230%, 11/1/2036, Call 6/1/2012 (3)	15,840,000	15,840,000
South Carolina - 0.7%
South Carolina Jobs-Economic Development Authority, 0.280%, 6/1/2030, Call 6/7/2012 (3)	5,000,000	5,000,000
South Dakota - 1.8%
South Dakota Housing Development Authority, 0.260%, 11/1/2048, Call 6/7/2012 (3)	6,550,000	6,550,000
South Dakota Housing Development Authority, 0.280%, 5/1/2048, Call 6/6/2012 (3)	7,160,000	7,160,000

		13,710,000
Texas - 5.1%
Atascosa County Industrial Development Corp., 0.260%, 6/30/2020, Call 6/7/2012 (3)	3,700,000	3,700,000
Barclays Capital Municipal Trust Receipts, FGIC, 0.280%, 8/15/2017, Call 8/15/2015 (3) (5) (6)	5,655,000	5,655,000
Barclays Capital Municipal Trust Receipts, NATL-RE, 0.280%, 2/15/2025, Call 2/15/2015 (3) (5) (6)	7,815,000	7,815,000
Dallam County Industrial Development Corp., 0.260%, 5/1/2039, Call 6/7/2012 (3)	2,800,000	2,800,000
Metropolitan Higher Education Authority, 0.230%, 5/1/2019, Call 6/7/2012 (3)	9,100,000	9,100,000
New Caney Independent School District, PSF, 0.250%, 2/15/2035, Call 2/15/2016 (3)	6,595,000	6,595,000
San Gabriel Industrial Development Corp., 0.220%, 6/1/2029, Call 6/1/2012 (3)	2,735,000	2,735,000

		38,400,000
Virginia - 0.6%
Barclays Capital Municipal Trust Receipts, 0.290%, 2/1/2028, Call 2/1/2019 (3) (5) (6)	3,335,000	3,335,000
Suffolk Redevelopment & Housing Authority, 0.330%, 9/1/2019, Call 6/7/2012 (3)	1,105,000	1,105,000

		4,440,000
Washington - 3.7%
Barclays Capital Municipal Trust Receipts, 0.290%, 6/1/2039, Call 6/1/2019 (3) (5) (6)	11,250,000	11,250,000
Central Puget Sound Regional Transit Authority, 0.250%, 11/1/2034, Call 11/1/2017 (3) (5) (6)	4,250,000	4,250,000

Central Puget Sound Regional Transit Authority, FSA, 0.200%, 11/1/2015 (3)	8,380,000	8,380,000
Washington State Housing Finance Commission, 0.280%, 7/1/2028, Call 6/7/2012 (3)	4,105,000	4,105,000

		27,985,000
Wisconsin - 4.5%
Chippewa Falls Area Unified School District, 1.000%, 10/1/2012	5,000,000	5,002,482
Oconto Falls Public School District, 1.750%, 10/1/2012	3,200,000	3,205,281
Waukesha Housing Authority, 0.330%, 2/1/2026, Call 6/7/2012 (3)	5,100,000	5,100,000
Wisconsin Health & Educational Facilities Authority, 0.330%, 8/15/2034, Call 8/15/2013 (3)	8,000,000	8,000,000
Wisconsin Health & Educational Facilities Authority, NATL-RE, 0.390%, 8/15/2022 (3)	8,000,000	8,000,000
Wisconsin Housing & Economic Development Authority, 0.290%, 5/1/2037, Call 6/7/2012 (3)	4,575,000	4,575,000

		33,882,763

Total Municipals		765,417,704
Mutual Funds - 1.3%
Federated Tax-Free Obligations Fund, Class I, 0.070%	9,849,083	9,849,083

Total Mutual Funds		9,849,083

Total Investments - 103.3% (at amortized cost)		775,266,787
Other Assets and Liabilities - (3.3)%		(24,518,839)

Total Net Assets - 100.0%		$750,747,948

Prime Money Market Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2012

(Unaudited)

Description	Shares or Principal Amount	Value
Certificates of Deposit - 10.9%

Banks - 10.9%
Bank of Nova Scotia/Houston, 0.669%, 10/5/2012 (3)	$50,000,000	$50,009,151
Bank of Nova Scotia/Houston, 0.787%, 2/15/2013 (3)	50,000,000	50,090,467
Bank of Nova Scotia/Houston, 0.787%, 2/22/2013 (3)	50,000,000	50,101,273
Canadian Imperial Bank of Commerce, 0.620%, 10/22/2012 (3)	80,000,000	80,000,000
Canadian Imperial Bank of Commerce, 0.666%, 11/5/2012 (3)	17,455,000	17,462,462
Royal Bank of Canada/New York, 0.670%, 11/9/2012 (3)	100,000,000	100,000,000

Total Certificates of Deposit		347,663,353

Commercial Paper - 26.6%

Asset-Backed Securities - 5.5%
GovCo LLC, 0.470%, 6/11/2012 (5) (6) (9)	25,000,000	24,996,736
GovCo LLC, 0.500%, 7/23/2012 (5) (6) (9)	50,000,000	49,963,889
Kells Funding LLC, 0.470%, 8/23/2012 (5) (6) (9)	50,000,000	49,945,098
Kells Funding LLC, 0.550%, 10/9/2012 (5) (6) (9)	50,000,000	49,904,920

		174,810,643
Automobiles - 2.2%
Ford Credit Auto Receivables Trust, 0.520%, 8/1/2012 (9)	25,000,000	24,977,972
Ford Credit Auto Receivables Trust, 0.550%, 7/5/2012 (9)	45,000,000	44,976,625

		69,954,597
Consumer Products - 2.3%
Reckitt Benckiser TSY, 0.670%, 8/6/2012 (5) (6) (9)	25,000,000	24,969,292
Reckitt Benckiser TSY, 0.720%, 10/2/2012 (5) (6) (9)	25,000,000	24,938,500
Reckitt Benckiser TSY, 0.740%, 9/28/2012 (5) (6) (9)	25,000,000	24,938,847

		74,846,639
Foreign Banks - 10.4%
ANZ National Ltd., 0.551%, 6/29/2012 (3) (5) (6)	75,000,000	75,000,000
Barclays U.S. Funding Corp., 0.650%, 6/11/2012 (9)	50,000,000	49,990,972
Commonwealth Bank Australia, 0.517%, 6/22/2012 (3) (5) (6)	57,110,000	57,108,516
Commonwealth Bank Australia, 0.575%, 9/10/2012 (3) (5) (6)	75,000,000	75,000,000
Skandinaviska Enskilda Banken AB, 0.490%, 7/2/2012 (5) (6) (9)	23,208,000	23,198,207
Skandinaviska Enskilda Banken AB, 0.610%, 8/3/2012 (5) (6) (9)	50,000,000	49,946,625

		330,244,320
Insurance - 3.1%
Prudential PLC, 0.810%, 9/18/2012 (5) (6) (9)	50,000,000	49,877,375
Prudential PLC, 0.830%, 7/26/2012 (5) (6) (9)	50,000,000	49,936,597

		99,813,972
Utilities - 3.1%
Florida Power & Light Corp., 0.250%, 6/6/2012 (9)	44,171,000	44,169,466
Florida Power & Light Corp., 0.250%, 6/13/2012 (9)	25,000,000	24,997,917
Florida Power & Light Corp., 0.270%, 6/14/2012 (9)	28,800,000	28,797,192

		97,964,575

Total Commercial Paper		847,634,746

Funding Agreements - 3.6%

Insurance - 3.6%
Metropolitan Life Insurance Co., 0.716%, 8/1/2012 (3) (5) (8)	50,000,000	50,000,000
Metropolitan Life Insurance Co., 0.727%, 3/1/2013 (3) (5) (8)	65,000,000	65,000,000

Total Funding Agreements		115,000,000

Municipals - 23.1%

Connecticut - 2.0%
Connecticut Housing Finance Authority, 0.190%, 5/15/2031, Call 6/7/2012 (3) (7)	26,240,000	26,240,000
Connecticut Housing Finance Authority, 0.210%, 11/15/2038, Call 6/7/2012 (3)	37,735,000	37,735,000

		63,975,000
Federal Home Loan Mortgage Corporation - 0.4%
FHLMC Multifamily Variable Rate Demand Certificates, 0.210%, 9/15/2038, Call 6/7/2012 (3) (7)	13,065,000	13,065,000
Florida - 0.3%
County of St. Lucie, 0.220%, 9/1/2028, Call 6/1/2012 (3)	10,000,000	10,000,000
Georgia - 3.8%
Bartow County Development Authority, 0.240%, 12/1/2032, Call 6/6/2012 (3)	80,000,000	80,000,000
Monroe County Development Authority, 0.260%, 11/1/2048, Call 6/1/2012 (3)	40,000,000	40,000,000

		120,000,000
Iowa - 1.5%
Iowa Finance Authority, 0.230%, 6/1/2036, Call 6/7/2012 (3)	11,000,000	11,000,000
Iowa Finance Authority, 0.230%, 9/1/2036, Call 6/7/2012 (3)	19,000,000	19,000,000
Iowa Finance Authority, GNMA/FNMA/FHLMC, 0.240%, 1/1/2039, Call 6/7/2012 (3) (7)	17,310,000	17,310,000

		47,310,000
Kentucky - 0.2%
County of Hancock, 0.430%, 4/1/2028 (3) (7)	7,815,000	7,815,000
Louisiana - 3.4%
City of Baton Rouge, 0.150%, 3/1/2022, Call 6/1/2012 (3)	26,000,000	26,000,000
Louisiana Public Facilities Authority, 0.180%, 12/1/2042, Call 6/1/2012 (3)	28,700,000	28,700,000
Louisiana Public Facilities Authority, 0.180%, 8/1/2043, Call 6/1/2012 (3)	52,200,000	52,200,000

		106,900,000
Maine - 0.7%
City of Portland, 0.390%, 6/1/2026, Call 6/1/2012 (3)	22,600,000	22,600,000
Michigan - 1.0%
Michigan Strategic Fund, 0.180%, 12/1/2042, Call 6/1/2012 (3)	33,200,000	33,200,000
New York - 4.7%
New York City Housing Development Corp., FNMA, 0.180%, 5/15/2034, Call 6/15/2012 (3) (7)	44,500,000	44,500,000
New York City Housing Development Corp., FNMA, 0.180%, 6/15/2034, Call 6/6/2012 (3) (7)	49,000,000	49,000,000
New York State Housing Finance Agency, FNMA, 0.180%, 11/15/2038, Call 6/6/2012 (3) (7)	56,100,000	56,100,000

		149,600,000
North Dakota - 0.4%
North Dakota Housing Finance Agency, 0.170%, 1/1/2039, Call 6/6/2012 (3) (7)	13,700,000	13,700,000
Texas - 1.1%
Gulf Coast Waste Disposal Authority, 0.150%, 10/1/2024, Call 6/1/2012 (3)	14,900,000	14,900,000
Harris County Health Facilities Development Corp., 0.230%, 11/15/2047, Call 6/1/2012 (3)	19,760,000	19,760,000

		34,660,000
Vermont - 1.1%
BB&T Municipal Trust, 0.500%, 5/1/2027 (3)	33,415,000	33,415,000
Wisconsin - 1.3%
Wisconsin Health & Educational Facilities Authority, NATL-RE, 0.390%, 8/15/2022 (3)	6,715,000	6,715,000
Wisconsin Housing & Economic Development Authority, 0.180%, 9/1/2035, Call 6/6/2012 (3) (7)	19,670,000	19,670,000
Wisconsin Housing & Economic Development Authority, GO, 0.180%, 3/1/2035, Call 6/6/2012 (3) (7)	15,360,000	15,360,000

		41,745,000
Wyoming - 1.2%
City of Kemmerer, 0.150%, 11/1/2014, Call 6/1/2012 (3)	18,100,000	18,100,000
County of Lincoln, 0.150%, 11/1/2014, Call 6/1/2012 (3)	20,320,000	20,320,000

		38,420,000

Total Municipals		736,405,000

Mutual Funds - 4.9%
BlackRock Liquidity Funds TempFund, 0.218%	155,000,000	155,000,000

Total Mutual Funds		155,000,000

Notes-Variable - 11.0%

Banks - 1.6%
National Australia Bank/New York, 0.617%, 2/15/2013 (3)	$50,000,000	50,000,000
Diversified Financial Services - 0.8%
General Electric Capital Corp., 0.596%, 11/1/2012 (3)	25,000,000	24,996,445
Foreign Banks - 5.5%
ABN Amro Bank, 0.975%, 6/8/2012 (3) (5) (6)	50,000,000	50,000,000
Rabobank Nederland NV, 0.606%, 9/14/2012 (3) (5) (6)	50,000,000	50,000,000
Westpac Securities NZ, Ltd., 0.566%, 7/20/2012 (3) (5) (6)	25,000,000	25,000,000
Westpac Securities NZ, Ltd., 0.649%, 4/5/2013 (3) (5) (6)	50,000,000	50,000,000

		175,000,000
Insurance - 0.8%
MetLife Institutional Funding II, 0.875%, 12/7/2012 (3) (5) (6)	25,000,000	25,000,000
Utilities - 2.3%
National Rural Utilities Cooperative Finance Corp., 0.599%, 1/7/2013 (3)	75,000,000	75,000,000

Total Notes-Variable		349,996,445

Repurchase Agreements - 13.1%
Agreement with Deutsche Bank Securities, Inc., 0.210%, dated 5/31/2012, to be repurchased at $100,000,583 on 6/1/2012, collateralized by U.S. Government Agency Obligations with various maturities to 2/28/2017, with a market value of $102,004,657	100,000,000	100,000,000
Agreement with Fixed Income Clearing Corp., 0.050%, dated 5/31/2012, to be repurchased at $44,360,766 on 6/1/2012, collateralized by U.S. Government Treasury Obligations with various maturities to 11/30/2014, with a market value of $45,252,282	44,360,705	44,360,705
Agreement with Merrill Lynch, Pierce, Fenner & Smith, 0.180%, dated 5/31/2012, to be repurchased at $150,000,750 on 6/1/2012, collateralized by a U.S. Government Treasury Obligation with a maturity of 5/15/2021, with a market value of $153,000,058	150,000,000	150,000,000
Agreement with Morgan Stanley & Co., Inc., 0.270%, dated 5/31/2012, to be repurchased at $125,000,938 on 6/1/2012, collateralized by Commercial Paper with various maturities to 6/26/2012, with a market value of $131,250,000	125,000,000	125,000,000

Total Repurchase Agreements		419,360,705

Trust Demand Notes - 4.5%

Broker/Dealers - 4.5%
JP Morgan Securities, Inc., 0.320%, 6/1/2012 (3)	143,000,000	143,000,000

Total Trust Demand Notes		143,000,000

U.S. Government & U.S. Government Agency Obligations - 1.7%

Federal Home Loan Bank - 0.5%
0.300%, 6/14/2013	15,000,000	15,000,000
Federal Home Loan Mortgage Corporation - 0.7%
0.170%, 1/9/2013 (9)	23,900,000	23,874,945
Federal National Mortgage Association - 0.5%
0.140%, 10/17/2012 (9)	15,561,000	15,552,649

Total U.S. Government & U.S. Government Agency Obligations		54,427,594

Total Investments - 99.4% (at amortized cost)		3,168,487,843
Other Assets and Liabilities - 0.6%		19,015,467

Total Net Assets - 100.0%		$3,187,503,310

Notes to Schedules of Investments (Unaudited)

The categories of investments are shown as a percentage of total net assets for each Fund as of May 31, 2012.

(1)	Certain shares or principal amounts are temporarily on loan to unaffiliated brokers-dealers.

(2)	Non-income producing.

(3)	Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of May 31, 2012.

(4)	Purchased on a when-issued or delayed delivery basis.

(5)	Denotes a restricted security which is subject to restrictions on resale under federal securities law. At May 31, 2012, these securities amounted to:

Fund	Amount	% of Total Net Assets
Ultra Short Tax-Free Fund	$23,253,335	3.45%
Short-Term Income Fund	23,916,288	12.82
Short-Intermediate Bond Fund	21,867,553	13.64
Intermediate Tax-Free Fund	3,681,057	0.38
Government Income Fund	9,684,096	4.38
TCH Corporate Income Fund	16,778,194	12.91
Aggregate Bond Fund	66,751,769	12.28
TCH Core Plus Bond Fund	18,712,143	12.36
Monegy High Yield Bond Fund	19,671,020	19.97
Tax-Free Money Market Fund	154,250,000	20.55
Prime Money Market Fund	944,724,602	29.64

(6)	Denotes a restricted security which has been deemed liquid based on criteria approved by the Board of Directors of BMO Funds.

(7)	Securities that are subject to alternative minimum tax of the Intermediate Tax-Free Fund, Government Money Market Fund and Prime Money Market Fund portfolios’ represent 2.69%, 25.42% and 8.29%, respectively, as calculated based upon total portfolio market value.

(8)	Securities have redemption features that may delay redemption beyond seven days. These securities represent a quarterly floating rate funding agreement with a 90 day put feature whose maturity is extendable per the discretion of BMO Asset Management Corp., the Funds’ investment adviser (the “Adviser”).

(9)	Each issue shows the rate of the discount at the time of purchase.

(10)	Issue is in default or bankruptcy.

(11)	Denotes an investment in an affiliated issuer. An affiliated issuer is an entity in which the Fund has ownership of at least 5% of the voting securities or any investment in a BMO Fund. Transactions during the period with issuers which are affiliates as of May 31, 2012 are as follows:

Fund/Security	Value Beginning of Period	Purchases	Sales Proceeds	Dividends Credited to Income	Value End of Period
Large-Cap Value Fund
BMO Prime Money Market Fund, Class I, 0.229%	$—	$33,008,753	$28,852,541	$5,245	$4,156,212
Dividend Income Fund
BMO Prime Money Market Fund, Class I, 0.229%	—	48,643,894	46,901,810	3,013	1,742,084
Large-Cap Growth Fund
BMO Prime Money Market Fund, Class I, 0.229%	—	67,583,447	65,625,417	7,668	1,958,030
Large-Cap Focus Fund
BMO Prime Money Market Fund, Class I, 0.229%	—	19,098,178	12,324,378	7,238	6,773,800
Mid-Cap Value Fund
BMO Prime Money Market Fund, Class I, 0.229%	—	52,230,703	41,797,672	13,550	10,433,031
Mid-Cap Growth Fund
BMO Prime Money Market Fund, Class I, 0.229%	—	66,824,304	60,454,679	6,436	6,369,625
Small-Cap Value Fund
BMO Prime Money Market Fund, Class I, 0.229%	—	10,826,313	7,792,605	2,130	3,033,708
Small-Cap Growth Fund
BMO Prime Money Market Fund, Class I, 0.229%	—	139,119,490	127,743,416	20,540	11,376,074
Safeguard Scientifics, Inc.	19,743,636	—	187,113	—	18,489,060
Ultra Short Tax-Free Fund
BMO Tax-Free Money Market Fund, Class I, 0.316%	33,366,087	430,621,767	454,669,522	55,853	9,318,332

Short-Term Income Fund
BMO Prime Money Market Fund, Class I, 0.229%		88,297,626	70,956,095	15,402	17,341,531
Short Intermediate Bond Fund
BMO Prime Money Market Fund, Class I, 0.229%	—	129,481,717	116,294,785	11,770	13,186,932
Intermediate Tax-Free Fund
BMO Tax-Free Money Market Fund, Class I, 0.316%	42,929,058	254,386,661	260,228,219	90,017	37,087,500
Government Income Fund
BMO Government Money Market Fund, Class I, 0.012%	—	121,548,605	112,290,986	885	9,257,619
TCH Corporate Income Fund
BMO Prime Money Market Fund, Class I, 0.229%	4,018,890	68,434,230	69,548,293	8,770	2,904,827
Aggregate Bond Fund
BMO Prime Money Market Fund, Class I, 0.229%	—	387,964,441	362,096,238	42,441	25,868,203
TCH Core Plus Bond Fund
BMO Prime Money Market Fund, Class I, 0.229%	6,903,852	76,995,352	80,245,938	8,495	3,653,266
Monegy High Yield Bond Fund
BMO Prime Money Market Fund, Class I, 0.229%	—	68,354,190	47,045,226	4,922	21,308,964

(12)	Foreign Security value denominated in U.S. Dollars, Principal amount listed represents adjusted par in local currency.

The following acronyms may be referenced throughout this report:

ACA	-	American Capital Access Corporation
ADED	-	Arkansas Department of Economic Development
ADR	-	American Depository Receipt
AGC	-	Assured Guaranty Corporation
AGM	-	Federal Agriculture Mortgage Corporation
AMBAC	-	American Municipal Bond Assurance Corporation
AMT	-	Alternative Minimum Tax
BHAC	-	Berkshire Hathaway Assurance Corporation
BMA	-	Bond Market Association
CFC	-	National Rural Utilities Cooperative Finance Corporation
CIFG	-	CDC IXIS Financial Guaranty
COLL	-	Collateralized
FGIC	-	Financial Guaranty Insurance Corporation
FDIC	-	Federal Depository Insurance Corporation
FHA	-	Federal Housing Administration
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
FRN	-	Floating Rate Note

FSA	-	Financial Security Assurance Corporation
GDR	-	Global Depository Receipt
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
HFDC	-	Health Facility Development Corporation
HUD	-	Department of Housing and Urban Development
IDC	-	Industrial Development Corporation
IMI	-	Investors Mortgage Insurance Company
INS	-	Insured
LIQ	-	Liquidity Agreement
LLC	-	Limited Liability Corporation
LOC	-	Letter of Credit
LP	-	Limited Partnership
LT	-	Limited Tax
MBIA	-	Municipal Bond Insurance Association
MHF	-	Maryland Housing Fund
MTN	-	Medium Term Note
NATL-RE	-	National Rural Utilities Cooperative Finance Corporation Reinsurance
PCA	-	Pollution Control Authority
PLC	-	Public Limited Company
PSF	-	Permanent School Fund Guaranteed
PUFG	-	Permanent University Fund Guarantee
Q-SBLF	-	Qualified School Bond Loan Fund
RADIAN	-	Radian Asset Assurance
REITs	-	Real Estate Investment Trusts
REMIC	-	Real Estate Mortgage Investment Conduit
TCRs	-	Transferable Custody Receipts
TLGP	-	Temporary Liquidity Guarantee Program
TRANs	-	Tax and Revenue Anticipation Notes
UT	-	Unlimited Tax
VRNs	-	Variable Rate Notes
XLCA	-	XL Capital Assurance

Additional Information Associated with the Schedules of Investments

1. Federal Tax Information

The difference between book basis and tax basis unrealized appreciation/depreciation is attributable in part to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies and the discount accretion/premium amortization of debt securities.

The identified cost for tax purposes of investments owned by each Fund and their respective gross unrealized appreciation and depreciation at May 31, 2012 are as follows:

Fund	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation for Federal Tax Purposes	Gross Unrealized (Depreciation) for Federal Tax Purposes	Net Unrealized Appreciation (Depreciation) for Federal Tax Purposes
Large-Cap Value Fund	$183,187,315	$17,911,597	$(9,236,463)	$8,675,134
Dividend Income Fund	79,779,366	2,263,204	(2,177,823)	85,381
Large-Cap Growth Fund	211,272,922	15,047,434	(7,385,720)	7,661,714
Large-Cap Focus Fund	52,716,750	5,840,212	(2,983,471)	2,856,741
Mid-Cap Value Fund	256,828,110	39,488,459	(15,050,861)	24,437,598
Mid-Cap Growth Fund	269,235,862	54,567,954	(14,383,243)	40,184,711
Small-Cap Value Fund	37,635,034	1,996,480	(2,910,855)	(914,375)
Small-Cap Growth Fund	754,860,842	68,510,403	(55,586,362)	12,924,041
Pyrford International Stock Fund	115,848,797	2,088,817	(6,504,528)	(4,415,711)
Lloyd George Emerging Markets Equity Fund	53,810,330	4,714,100	(2,623,239)	2,090,861
Pyrford Global Strategic Return Fund	50,116,862	146,108	(1,056,273)	(910,165)
Ultra Short Tax-Free Fund	662,716,956	1,911,784	(193,045)	1,718,739
Short-Term Income Fund	218,939,615	2,294,675	(1,551,657)	743,018
Short-Intermediate Bond Fund	219,028,094	4,375,737	(1,285,329)	3,090,408
Intermediate Tax-Free Fund	933,885,192	49,282,310	(516,513)	48,765,797
Government Income Fund	357,874,939	5,493,638	(2,263,766)	3,229,872
TCH Corporate Income Fund	141,204,521	7,569,812	(1,125,192)	6,444,620

Aggregate Bond Fund	786,865,344	14,048,039	(1,006,962)	13,041,077
TCH Core Plus Bond Fund	171,890,538	9,559,257	(1,155,657)	8,403,600
Monegy High Yield Bond Fund	108,413,649	800,976	(1,250,850)	(449,874)
Government Money Market Fund*	436,845,662	—	—	—
Tax-Free Money Market Fund*	775,266,787	—	—	—
Prime Money Market Fund*	3,168,487,843	—	—	—

*	at amortized cost

2. Securities Lending

Certain Funds participate in a securities lending program, providing for the lending of corporate bonds, equity and government securities to qualified brokers. The Funds receive cash as collateral in return for the securities and record a corresponding payable for collateral due to the respective broker. The amount of cash collateral received is maintained at a minimum level of 100% of the prior day’s market value on securities loaned. Investment transactions, including securities on loan and the related collateral, are recorded on a trade date basis, and therefore the Value of Securities Loaned and Payable on Collateral Due to Brokers in the table below may not accurately reflect the operational nature of the securities lending program. The Funds’ securities on loan were appropriately collateralized at May 31, 2012. Collateral is reinvested in short-term securities including overnight repurchase agreements, commercial paper, master notes, floating rate corporate notes (with at least quarterly reset rates) and money market funds, the valuation of which is discussed in “Investment Valuations” in Note 1 of the Notes to the Financial Statements. When a Fund lends its portfolio securities, it is subject to the risk that it may not be able to get them back from the borrower on a timely basis, in which case the Fund may lose certain investment opportunities. A Fund is also subject to the risks associated with the investments of cash collateral received from the borrower. On May 18, 2000, the Securities and Exchange Commission issued an order to the BMO Funds that exempts certain securities lending activities from prohibitions under the Act. Under the terms of the exemptive order, (i) the Funds may pay a portion of net revenue to Marshall & Ilsley Trust Company N.A. (“M&I Trust”) for its services as securities lending agent, and (ii) cash collateral received for a loan of one Fund’s securities may be invested jointly with collateral received for loans of other Funds’ securities.

Cash collateral received as part of the securities lending program was jointly pooled and invested in the following securities as of May 31, 2012 (1):

Description	Value
ABN AMRO Bank NV, 0.975%, 6/8/2012 (2)	$25,000,125
ANZ National Ltd., 0.551%, 6/29/2012 (2)	25,000,000
Bank of Nova Scotia, 0.766%, 10/18/2012 (2)	18,364,097
Blackrock Liquidity TempCash Money Market Fund, 0.180%	23,048,277
Blackrock Liquidity TempFund Money Market Fund, 0.154%	76,871,792
Canadian Imperial Bank, 0.620%, 10/22/2012 (2)	20,002,280
Caterpillar, Inc., 0.567%, 11/21/2012 (2)	15,008,655
Commonwealth Bank Australia, 0.575%, 9/10/2012 (2)	25,000,000
Dreyfus Cash Management Plus, Inc., Money Market Fund, 0.102%	5,000,000
Dreyfus Institutional Cash Advantage Money Market Fund, 0.162%	94,288,605
FCAR Owner Trust I, 0.550%, 7/5/2012 (3)	24,935,069
Fidelity Institutional Money Market Fund, 0.198%	95,422,518
Fidelity Institutional Prime Money Market Fund, 0.122%	74,000,000
General Electric Corp, 0.596%, 11/1/2012 (2)	25,029,975
Goldman Sachs Money Market Fund, 0.184%	30,078,719
GovCo, Inc., 0.480%, 6/11/2012 (3)	29,939,600
Kells Funding, LLC, 0.500%, 8/1/2012 (3)	24,966,320
Metlife Institutional Insurance FA, 0.875%, 12/7/2012 (2)	10,001,830
Metlife Insurance FA, 0.738%, 8/29/2012 (2)	20,000,000
National Australia Bank, 0.617%, 2/15/2013 (2)	25,007,325
National Rural Utilities Co., 0.599%, 1/7/2013 (2)	25,002,850
Reckitt Benckiser, 0.670%, 8/6/2012 (3)	24,899,965
Royal Bank of Canada NY, 0.670%, 11/9/2012 (2)	25,009,600
Skandinaviska Enskilda Bank, 0.460%, 7/11/2012 (3)	24,975,722
Target Corp., 0.499%, 1/11/2013 (2)	30,046,650
Western Asset Institutional Cash Reserves Money Market Fund, 0.177%	65,069,589
Western Asset Institutional Liquid Reserves Money Market Fund, 0.188%	62,000,000
Westpac Securities Ltd., 0.566%, 7/20/2012 (3)	25,000,000

Total	$968,969,563

Fund	Value of Securities Loaned	Payable on Collateral Due to Brokers
Large-Cap Value Fund	$49,106,526	$50,570,307
Dividend Income Fund	20,847,768	21,469,207
Large-Cap Growth Fund	59,060,845	60,821,356
Large-Cap Focus Fund	5,930,320	6,107,092
Mid-Cap Value Fund	53,127,426	54,711,071
Mid-Cap Growth Fund	82,208,379	84,658,875
Small-Cap Value Fund	7,102,783	7,314,508
Small-Cap Growth Fund	238,569,689	245,681,065
Pyrford International Stock Fund	7,304,398	7,522,129
Short-Term Income Fund	31,423,059	32,359,732
Short-Intermediate Bond Fund	64,807,506	66,739,314
Government Income Fund	64,771,391	66,702,120
TCH Corporate Income Fund	16,637,210	17,133,136
Aggregate Bond Fund	212,595,222	218,932,341
TCH Core Plus Bond Fund	27,429,675	28,247,310

Total	$940,922,197	$968,969,563

(1)	The collateral pool is managed by the fixed income group within the Adviser. Each Fund owns a pro-rata interest in the collateral pool determined by the value of securities on loan for such Fund.

(2)	Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of May 31, 2012.

(3)	Each issue shows the rate of the discount at the time of purchase.

3. Fair Value Measurements Discussion and Disclosure

Fair Valuation Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. It establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs), and (2) the reporting entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly and how that information must be incorporated into fair value measurement.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices for active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. Common & preferred stocks, options & futures contracts, and mutual funds are generally categorized as Level 1.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Fixed income securities, repurchase agreements, cash collateral received as part of the securities lending program, and securities valued by an independent fair value pricing service are generally categorized as Level 2.

Level 3 - significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, Money Market holdings are valued using amortized cost under 2a-7 of the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of the holding, but since the value is not obtained from a quoted price in an active market, such holdings are reflected as Level 2.

Large-Cap Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$137,135,930	$—	$—	$137,135,930
Short-Term Investments	—	54,726,519	—	54,726,519

Total	$137,135,930	$54,726,519	$—	$191,862,449

Dividend Income Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$56,653,456	$—	$—	$56,653,456
Short-Term Investments	—	23,211,291	—	23,211,291

Total	$56,653,456	$23,211,291	$—	$79,864,747

Large-Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$156,155,250	$—	$—	$156,155,250
Short-Term Investments	—	62,779,386	—	62,779,386

Total	$156,155,250	$62,779,386	$—	$218,934,636

Large-Cap Focus Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$42,692,599	$—	$—	$42,692,599
Short-Term Investments	—	12,880,892	—	12,880,892

Total	$42,692,599	$12,880,892	$—	$55,573,491

Mid-Cap Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$216,121,606	$—	$—	$216,121,606
Short-Term Investments	—	65,144,102	—	65,144,102

Total	$216,121,606	$65,144,102	$—	$281,265,708

Mid-Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$218,392,073	$—	$—	$218,392,073
Short-Term Investments	—	91,028,500	—	91,028,500

Total	$218,392,073	$91,028,500	$—	$309,420,573

Small-Cap Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$26,372,443	$—	$—	$26,372,443
Short-Term Investments	—	10,348,216	—	10,348,216

Total	$26,372,443	$10,348,216	$—	$36,720,659

Small-Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$510,727,744	$—	$—	$510,727,744
Short-Term Investments	—	257,057,139	—	257,057,139

Total	$510,727,744	$257,057,139	$—	$767,784,883

Pryford International Stock Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)(2)	$96,522,210	$—	$—	96,522,210
Preferred Stocks(1)(2)	1,409,304	—	—	1,409,304
Short-Term Investments	—	13,143,132	—	13,143,132

Total	$97,931,514	$13,143,132	$—	$111,074,646

Lloyd George Emerging Markets Equity Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)(2)	$50,139,453	$—	$—	$50,139,453
Preferred Stocks(1)(2)	2,637,905	—	—	2,637,905
Short-Term Investments	—	3,137,257	—	3,137,257

Total	$52,777,358	$3,137,257	$—	$55,914,615

Pyrford Global Strategic Return Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)(2)	$11,573,019	$—	$—	$11,573,019
Preferred Stocks(1)(2)	52,118	—	—	52,118
International Bonds	—	35,068,425	—	35,068,425
Short-Term Investments	—	2,513,135	—	2,513,135

Total	$11,625,137	$37,581,560	$—	$49,206,697

Ultra Short Tax-Free Fund
	Level 1	Level 2	Level 3	Total
Municipals	$—	$620,287,234	$844,375	$621,131,609
Short-Term Investments	—	43,304,086	—	43,304,086

Total	$—	$663,591,320	$844,375	$664,435,695

Short-Term Income Fund
	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$9,768,239	$—	$9,768,239
Collateralized Mortgage Obligations	—	6,152,163	—	6,152,163
Commercial Mortgage Securities	—	17,731,205	—	17,731,205
Corporate Bonds & Notes	—	83,329,332	1,818,126	85,147,458
Municipals	—	11,056,241	—	11,056,241
Mutual Funds	6,580,387	—	—	6,580,387
U.S. Government & U.S. Government Agency Obligations	—	26,272,687	—	26,272,687
U.S. Government Agency-Mortgage Securities	—	6,770,775	—	6,770,775
Short-Term Investments	—	50,203,478	—	50,203,478

Total	$6,580,387	$211,284,120	$1,818,126	$219,682,633

Short-Intermediate Bond Fund
	Level 1	Level 2	Level 3	Total
Collateralized Mortgage Obligations	$—	$3,612,535	$—	$3,612,535
Commercial Mortgage Securities	—	1,583,981	—	1,583,981
Corporate Bonds & Notes	—	83,388,121	2,992,800	86,380,921
U.S. Government & U.S. Government Agency Obligations	—	49,937,237	—	49,937,237
U.S. Government Agency-Mortgage Securities	—	677,582	—	677,582
Short-Term Investments	—	79,926,246	—	79,926,246

Total	$—	$219,125,702	$2,992,800	$222,118,502

Intermediate Tax-Free Fund
	Level 1	Level 2	Level 3	Total
Municipals	$—	$943,479,344	$1,529,525	$945,008,869
Short-Term Investments	—	37,726,266	—	37,726,266

Total	$—	$981,205,610	$1,529,525	$982,735,135

Government Income Fund
	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$3,549,866	$—	$3,549,866
Collateralized Mortgage Obligations	—	25,803,133	—	25,803,133
Commercial Mortgage Securities	—	23,007,397	—	23,007,397
Corporate Bonds & Notes	—	—	2,244,600	2,244,600
U.S. Government Agency-Mortgage Securities	—	230,540,076	—	230,540,076
Short-Term Investments	—	75,959,739	—	75,959,739

Total	$—	$358,860,211	$2,244,600	$361,104,811

TCH Corporate Income Fund
	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$10,461,625	$—	$10,461,625
Corporate Bonds & Notes	—	114,537,607	—	114,537,607
Municipals	—	611,990	—	611,990
Short-Term Investments	—	22,037,919	—	22,037,919

Total	$—	$147,649,141	$—	$147,649,141

Aggregate Bond Fund
	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$4,079,302	$—	$4,079,302
Collateralized Mortgage Obligations	—	16,787,175	—	16,787,175
Commercial Mortgage Securities	—	18,248,052	—	18,248,052
Corporate Bonds & Notes	—	252,572,373	—	252,572,373
Municipals	—	5,709,723	—	5,709,723
U.S. Government & U.S. Government Agency Obligations	—	94,461,772	—	94,461,772
U.S. Government Agency-Mortgage Securities	—	163,247,480	—	163,247,480
Short-Term Investments	—	244,800,544	—	244,800,544

Total	$—	$799,906,421	$—	$799,906,421

TCH Core Plus Bond Fund
	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$16,013,772	$—	$16,013,772
Commercial Mortgage Securities	—	1,427,252	—	1,427,252
Corporate Bonds & Notes	—	97,539,463	—	97,539,463
Municipals	—	367,194	—	367,194
U.S. Government & U.S. Government Agency Obligations	—	11,522,533	—	11,522,533
U.S. Government Agency-Mortgage Securities	—	19,523,392	—	19,523,392
Short-Term Investments	—	33,900,532	—	33,900,532

Total	$—	$180,294,138	$—	$180,294,138

Monegy High Yield Bond Fund
	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes	$253,145	$84,554,908	$—	$84,808,053
Exchange Traded Funds	1,755,400	—	—	1,755,400
Short-Term Investments	—	21,308,964	—	21,308,964

Total	$2,008,545	$105,863,872	$—	$107,872,417

Government Money Market Fund
	Level 1	Level 2	Level 3	Total
Municipals	$—	$128,355,000	$—	$128,355,000
Repurchase Agreements	—	164,512,950	—	164,512,950
U.S. Government & U.S. Government Agency Obligations	—	143,977,712	—	143,977,712

Total	$—	$436,845,662	$—	$436,845,662

Tax-Free Money Market Fund
	Level 1	Level 2	Level 3	Total
Municipals	$—	$765,417,704	$—	$765,417,704
Mutual Funds	—	9,849,083	—	9,849,083

Total	$—	$775,266,787	$—	$775,266,787

Prime Money Market Fund
	Level 1	Level 2	Level 3	Total
Certificate of Deposit	$—	$347,663,353	$—	$347,663,353
Commercial Paper	—	847,634,746	—	847,634,746
Funding Agreements	—	115,000,000	—	115,000,000
Municipals	—	736,405,000	—	736,405,000
Mutual Funds	—	155,000,000	—	155,000,000
Notes-Variable	—	349,996,445	—	349,996,445
Repurchase Agreements	—	419,360,705	—	419,360,705
Trust Demand Notes	—	143,000,000	—	143,000,000
U.S. Government & U.S. Government Agency Obligations		54,427,594		54,427,594

Total	$—	$3,168,487,843	$—	$3,168,487,843

	Unrealized Appreciation/(Depreciation) On Other Financial Instruments(3)
Fund	Level 1	Level 2	Level 3	Total
Pyrford International Stock Fund
Short Forward Contracts	$371,565	$—	$—	$371,565
Pyrford Global Strategic Return Fund
Short Forward Contracts	22,890	—	—	22,890
Intermediate Tax-Free Fund
Short Futures Contracts	(84,146)	—	—	(84,146)
Monegy High Yield Bond Fund
Short Forward Contracts	97,711	—	—	97,711

Total	$408,020	$—	$—	$408,020

(1)	All sub-categories within Common Stocks and Preferred Stocks represent Level 1 evaluation status.

(2)	The values of certain equity securities listed or traded on foreign security exchanges may be valued by an independent fair value pricing service on any day when a significant change in value of U.S. traded securities occurs, as measured by the Russell 1000 Index. On August 31, 2011 and May 31, 2012, conditions were not met to fair value by the service were therefore categorized in Level 1. Some securities were fair valued by the service and categorized in Level 2 throughout the period ended May 31, 2012. Such securities would represent the only significant transfer between each of the three levels. The Funds recognize transfers between levels of the hierarchy on the date of transfer.

(3)	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, written options, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the investment.

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

Fund	Beginning balance September 1, 2011	Transfers into Level 3 during the period	Transfers out of Level 3 during the period	Total realized and change in unrealized gain/(loss)	Purchases	(Sales)	Ending balance May 31, 2012	Change in unrealized appreciation/ (depreciation) during the period for Level 3 Investments held at end of period
Ultra Short Tax-Free Fund Municipals	$—	$720,562	$—	$123,813	$—	$—	$844,375	$123,813
Short-Term Income Fund Corporate Bonds & Notes	1,805,490	—	—	12,636	—	—	1,818,126	12,636
Short-Intermediate Bond Fund Corporate Bonds & Notes	2,972,000	—	—	20,800	—	—	2,992,800	20,800
Intermediate Tax-Free Fund Municipals	—	1,305,247	—	224,278	—	—	1,529,525	224,278
Government Income Fund Corporate Bonds & Notes	2,229,000	—	—	15,600	—	—	2,244,600	15,600

4. Options Contracts

Certain Funds may write covered call and put options on futures, swaps, securities, or currencies a Fund owns, or in which it may invest to create investment exposure consistent with their investment objectives. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statements of Assets and Liabilities. Payments received, or made, from writing options with premiums to be determined on a future date are reflected as such on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Fund, as a writer of an option, has no control over whether the underlying future, swap, security, or currency may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the future, swap, security, or currency underlying the written option. The risk exists that a Fund may not be able to enter into a closing transaction because of an illiquid market.

Certain Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument.A Fund pays a premium, which is included in a Fund’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security, or currency transaction to determine the realized gain or loss.

During the period ended May 31, 2012, the Large-Cap Value Fund had average written and purchased options outstanding of 50 contracts and 240 contracts, respectively while the Mid-Cap Value Fund had average purchased options outstatnding of 300 contracts. The Large-Cap Value Fund had $25,232 in net realized losses and $19,936 in net change on unrealized appreciation on all option contracts, while the Mid-Cap Value Fund had $289,395 in net realized losses on all option contracts for this period.

At May 31, 2012, there were no outstanding written options.

5. Futures Contracts

Certain Funds may purchase futures contracts to manage cash flows, enhance yield, and to potentially reduce transaction costs. Upon entering into a futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from, or pays to, the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

During the period ended May 31, 2012, the Government Income Fund had an average of 9 short and 17 long futures contracts outstanding, while the Intermediate Tax-Free Fund had an average of 15 short future contracts outstanding. The Government Income Fund had $156,753 in net realized losses, while the Intermediate Tax-Free Fund had $52,833 in net realized losses for this period.

At May 31, 2012, the following Fund had outstanding futures contracts as set forth below:

Fund	Expiration Date	Contracts	Description	Position	Unrealized Depreciation
Intermediate Tax-Free Fund	September 2012	60	U.S. 10 Year Note	Short	$84,146

6. Foreign Exchange Contracts

Certain Funds may enter into foreign currency exchange contracts as a way of managing foreign exchange risk. Certain Funds may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross hedge against either specific transactions or portfolio positions. The objective of certain Fund’s foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of these Funds’foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All foreign currency exchange contracts are “marked-to-markt” daily at the applicable translation rates resulting in unrealized gains and losses. Realized gains or losses are recorded at the time the foreign currency exchange contract is offset by entering into a closing transaction or by the delivery or receipt of the currency. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

During the period ended May 31, 2012, the Pyrford International Stock Fund, Pyrford Global Strategic Return Fund and Monegy High Yield Bond Fund entered into 3, 4 and 2 short forward foreign currency exchange contracts, respectively. The Pyrford International Stock Fund, Pyrford Global Strategic Return Fund and Monegy High Yield Bond Fund had $0, $0 and $27,816 in net realized losses, respectively, and $371,565, $22,890 and $97,711 change in net unrealized appreciation, respectively, on forward currency exchange contracts.

At May 31, 2012, the following Funds had outstanding short foreign currency exchange contracts:

Pyrford International Stock Fund

		Contract Amount
Settlement Date	Currency	Buy	Sell		Value	Unrealized Appreciation	Counterparty
October 15, 2012	Australian Dollar (AUD)	$8,437,800	AUD	8,400,000	$8,096,858	$340,942	State Street Bank London
October 15, 2012	Australian Dollar (AUD)	$666,678	AUD	690,000	$665,099	$1,579	State Street Bank London
October 15, 2012	Australian Dollar (AUD)	$511,000	AUD	500,000	$481,956	$29,044	State Street Bank London

						$371,565

Pyrford Global Strategic Return Fund

		Contract Amount
Settlement Date	Currency	Buy	Sell		Value	Unrealized Appreciation	Counterparty
October 15, 2012	Australian Dollar (AUD)	$233,450	AUD	230,000	$ 221,700	$11,750	State Street Bank London
October 15, 2012	Australian Dollar (AUD)	$105,473	AUD	105,000	$ 101,211	$4,262	State Street Bank London
October 15, 2012	Australian Dollar (AUD)	$52,460	AUD	50,000	$ 48,196	$4,264	State Street Bank London
October 15, 2012	Australian Dollar (AUD)	$45,990	AUD	45,000	$ 43,376	$2,614	State Street Bank London

						$22,890

Monegy High Yield Bond Fund

		Contract Amount
Settlement Date	Currency	Buy	Sell	Value	Unrealized Appreciation	Counterparty
June 22, 2012	Euro (€)	$1,495,103	€1,130,000	$1,397,392	$97,711	Canadian Imperial Bank of Commerce (CIBC)

Item 2. Controls and Procedures

a)	The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing of this report and have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized, reported and made known to them by others within the Registrant and by the Registrant’s service providers.

b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter ended November 30, 2011 that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)	Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit No.	Description of Exhibit
99.1	Certification of Principal Executive Officer
99.2	Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Marshall Funds, Inc., d/b/a BMO Funds

/s/ John M. Blaser
By: John M. Blaser
President
July 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John M. Blaser
By: John M. Blaser
President
(Principal Executive Officer)
July 27, 2012

/s/ Timothy M. Bonin
By: Timothy M. Bonin
Treasurer
(Principal Financial Officer)
July 27, 2012